UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21906

 Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 827-0100

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2015 – November 30, 2015

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM
... YOUR ROAD TO THE LATEST, MOST UP - TO - DATE INFORMATION
The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.
Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	29

Performance Report and Fund Profile	31

About Shareholders' Fund Expenses	75

Schedule of Investments	77

Statement of Assets and Liabilities	180

Statement of Operations	186

Statements of Changes in Net Assets	192

Financial Highlights	203

Notes to Financial Statements	225

Supplemental Information	236

Trust Information	239

About the Trust Adviser	Back Cover

(Unaudited)	November 30, 2015
DEAR SHAREHOLDER
Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser"), is pleased to present the semiannual shareholder report for several of our exchange traded funds ("ETFs" or "Funds"). This report covers performance of the Funds for the six months ended November 30, 2015.
The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC ("Guggenheim"), a global diversified financial services firm.
Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.
To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.
Sincerely,
Donald Cacciapaglia
President and Chief Executive Officer
Claymore Exchange-Traded Fund Trust
December 31, 2015

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	November 30, 2015
At the U.S. Federal Reserve's Federal Open Market Committee (the Fed, FOMC) meeting on December 16, after the period ended, the Fed raised their target Fed Funds rate by 25 bps. This decision to tighten monetary policy was in recognition that growth in the U.S. economy is sufficient to meet expectations in the current recovery. Historically, the period when the Fed begins to tighten leads to an initial sell-off in the bond market, as investors brace themselves for the ill-effects of restrictive monetary policy on the economy. Then, as investors realize the Fed is raising rates because the economy is strong, the fear of defaults diminishes and credit spreads tighten again.
Turning to equities in the U.S., valuations are approaching highs not seen since the internet bubble, based on the historical relationship of total market cap to GDP relative to interest rates. However, valuation is a poor timing tool—just because as things get expensive doesn't mean they won't get more expensive. Meanwhile, equity valuations in Europe look reasonable, and valuations in certain emerging markets look downright cheap.
At the end of the period, U.S. investors could draw optimism from the fundamental strength of the U.S. economy, seasonal factors that continue to kick in support for equity prices, and expectations for a good holiday retail season. Abroad, investors need to have more faith in the willingness and ability of central bankers to print money. In Europe and Japan, bad news is good news, and with any real signs of weakness, the policymakers should respond with further accommodation.
Among positives for the U.S. economy, the consumer price index rose by 0.2% in October after two months of declines, and has begun to accelerate in year-over-year terms due to positive base effects. The Empire State Manufacturing Survey posted its strongest growth since July, and September job openings of 5.52 million beat expectations. Although October retail sales growth of just 0.1% was disappointing, consumer sentiment rebounded in October and November, and the outlook for consumer spending is bright. Another positive could be El Niño, the massive weather pattern that, as it gains strength, should actually become a boon to the U.S. economy, potentially adding 1.5% to gross domestic product (GDP) in the first quarter.
Even with the Fed's first rate hike in seven years now decided, the tailwinds of positive economic data, accommodative global central banks, and positive seasonal forces are bolstering market resilience and reaffirming a positive environment backdrop for risk assets.
For the six-month period ended November 30, 2015, the Standard & Poor's 500 Index (the "S&P 500") returned -0.21% (this and all other returns cited in this section are total return).
In the bond market, the Barclays U.S. Aggregate Bond Index returned -0.12% for the period, while the Barclays U.S. Corporate High Yield Index returned -5.84%. The return of the Barclays 1-3 Month U.S. Treasury Bill Index was 0.01%.

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ECONOMIC AND MARKET OVERVIEW (Unaudited) continued	November 30, 2015
Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.
The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities or "MBS" (agency fixed-rate and hybrid adjustable-rate mortgage, or "ARM," pass-throughs), asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS").
The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds.
The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.
The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets. The MSCI World Index (Net) is calculated with net dividends reinvested.
The Standard & Poor's ("S&P") 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.
Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	November 30, 2015
BSCF Guggenheim BulletShares 2015 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2015 Corporate Bond ETF, NYSE Arca ticker: BSCF (the "Fund") sought investment results that corresponded generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2015 Index (the "2015 Index"). Pursuant to the terms of the Fund's prospectus, the Fund was liquidated on December 31, 2015.
The 2015 Index was a rules-based index comprised of investment grade corporate bonds with effective maturities in 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2015 Index was designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2015. The Fund had a designated year of maturity of 2015 and its final day of trading was December 31, 2015. In connection with the Fund's termination, on December 31, 2015, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The distribution per share was $21.67973. The Fund did not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund invested at least 80% of its total assets in securities that comprised the 2015 Index. In the last six months of operation, as bonds held by the Fund were maturing, the Fund's portfolio transitioned to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, used quantitative analysis to select securities from the 2015 Index universe to obtain a representative sample of securities that resembled the 2015 Index in terms of key risk factors, performance attributes, and other characteristics. These included maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of 0.15%, which included a decrease in market price over the period to $21.64 as of November 30, 2015, from $21.66 as of May 31, 2015. On an NAV basis, the Fund generated a total return of 0.06%, which included a decrease in NAV over the period to $21.68 as of November 30, 2015, from $21.72 as of May 31, 2015. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2015 Index returned 0.11% and the Barclays U.S. Aggregate Bond Index returned -0.12% during the six-month period ended November 30, 2015.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0106
July	$0.0115
August	$0.0109
September	$0.0091
October	$0.0073
November	$0.0028
Total	$0.0522
Performance Attribution
For the six-month period ended November 30, 2015, the industries for banks and diversified banks contributed the most to the Fund's return; oil & gas services & equipment was the only industry to detract, while home improvement contributed the least to return.
Positions that contributed the most to the Fund's return included 1.2% coupon bonds issued by AbbVie, Inc., which researches and develops pharmaceutical products; 1.6% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm; and 4.66% coupon bonds issued by BBVA US Senior SAU, a provider of financial services and subsidiary of Banco Bilbao Vizcaya Argentaria SA (none held in the Fund's portfolio at period end).
Positions that detracted the most from return included 6.5% coupon bonds issued by Plains Exploration & Production Co., a U.S.-based oil and gas resources company that was acquired by Freeport-McMoRan, Inc., in 2013 (not held in the Fund's portfolio at period end); 4.368% coupon bonds issued by MetLife, Inc., a holding company that provides insurance, employee benefits, and financial services in the U.S. and overseas (not held in the Fund's portfolio at period end); and 7.875% coupon bonds issued by NextEra Energy Capital Holdings, Inc., a subsidiary of NextEra Energy, Inc., a utility that owns Florida Power & Light and the largest U.S. generator of renewable energy (1.3% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2016 Corporate Bond ETF, NYSE Arca ticker: BSCG (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2016 Index (the "2016 Index").
The 2016 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2016 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2016 Index universe to obtain a representative sample of securities that resemble the 2016 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of 0.32%, which included a decrease in market price over the period to $22.18 as of November 30, 2015, from $22.22 as of May 31, 2015. On an NAV basis, the Fund generated a total return of 0.32%, which included a decrease in NAV over the period to $22.16 as of November 30, 2015, from $22.20 as of May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2016 Index returned 0.42%, and the Barclays U.S. Aggregate Bond Index returned -0.12% during the six-month period ended November 30, 2015.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0197
July	$0.0185
August	$0.0195
September	$0.0186
October	$0.0177
November	$0.0173
Total	$0.1113
Performance Attribution
For the six-month period ended November 30, 2015, the diversified banks industry contributed the most to the Fund's return, followed by the banks industry. The oil & gas services & equipment industry was the only detractor from return; the electrical equipment manufacturing industry contributed the least to return.
Positions that contributed the most to the Fund's return included 6.5% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; 3.15% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking; and 3.63% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm (1.3%, 1.7%, and 1.7%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 7.13% coupon bonds issued by SESI LLC, a finance subsidiary of Superior Energy Services, Inc., which serves the drilling-, completion-, and production-related needs of oil and gas companies (0.1% of corporate bonds at period end); 5.55% coupon bonds issued by Transocean, Inc., an offshore drilling contractor (0.4% of corporate bonds at period end); and 6.5% coupon bonds issued by Regency Energy Partners LP, a natural gas transporter that became a wholly owned subsidiary of Energy Transfer Partners LP when the two firms merged on April 30, 2015 (not held in the Fund's portfolio at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 7

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2017 Index (the "2017 Index").
The 2017 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resemble the 2017 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of 0.12%, which included a decrease in market price over the period to $22.65 on November 30, 2015, from $22.78 on May 31, 2015. On an NAV basis, the Fund generated a total return of 0.21%, which included a decrease in NAV over the period to $22.67 on November 30, 2015, from $22.78 on May 31, 2015. At the end of the period the Fund's market price was trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2017 Index returned 0.31%, and the Barclays U.S. Aggregate Bond Index returned -0.12% during the six-month period ended November 30, 2015.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0262
July	$0.0265
August	$0.0268
September	$0.0265
October	$0.0252
November	$0.0254
Total	$0.1566
Performance Attribution
For the six-month period ended November 30, 2015, the industries for diversified banks and banks contributed the most to the Fund's return; the oil & gas services & equipment industry detracted the most, followed by the metals & mining industry.
Positions that contributed the most to return included 6.13% coupon bonds issued by Citigroup, Inc., a bank and diversified financial services holding company; 1.75% coupon bonds issued by AbbVie, Inc., which researches and develops pharmaceutical products; and 6.25% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm (1.1%, 1.1%, and 0.8%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 6.75% coupon bonds issued by Plains Exploration & Production Co., a U.S.-based oil and gas resources company that was acquired by Freeport-McMoRan, Inc., in 2013; and 2.3% coupon bonds and 2.15% coupon bonds issued by Freeport-McMoRan Inc., an international natural resources company (0.1%, 0.2%, and 0.2%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2018 Corporate Bond ETF, NYSE Arca ticker: BSCI (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2018 Index (the "2018 Index").
The 2018 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2018 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2018 Index universe to obtain a representative sample of securities that resemble the 2018 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of 0.10%, which included a decrease in market price over the period to $21.17 on November 30, 2015, from $21.32 on May 31, 2015. On an NAV basis, the Fund generated a total return of 0.05%, which included a decrease in NAV over the period to $21.11 on November 30, 2015, from $21.27 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2018 Index returned 0.14%, and the Barclays U.S. Aggregate Bond Index returned -0.12% during the six-month period ended November 30, 2015.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0283
July	$0.0279
August	$0.0290
September	$0.0288
October	$0.0278
November	$0.0278
Total	$0.1696
Performance Attribution
For the six-month period ending November 30, 2015, the diversified banks industry contributed the most to the Fund's return, followed by the financial services industry. The metals & mining industry was the largest detract from return, followed by the oil & gas services & equipment industry.
Positions that contributed the most to return included 3.65% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company; 6.15% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm; and 6.875% bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp., a large U.S.-based bank holding company (0.8%, 1.3%, and 1.6%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 2.375% coupon bonds issued by Freeport-McMoRan, Inc., an international natural resources company; 6.875% coupon bonds issued by Plains Exploration & Production Co., a U.S.-based oil and gas resources company that was acquired by Freeport-McMoRan, Inc., in 2013; and 2.5% coupon bonds issued by Teck Resources Ltd., an integrated natural resources group (0.4%, 0.2%, and 0.1%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 9

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2019 Corporate Bond ETF, NYSE Arca ticker: BSCJ (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2019 Index (the "2019 Index").
The 2019 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2019 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2019 Index universe to obtain a representative sample of securities that resemble the 2019 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of 0.19%, which included a decrease in market price over the period to $21.04 on November 30, 2015, from $21.21 on May 31, 2015. On an NAV basis, the Fund generated a total return of 0.19%, which included a decrease in NAV over the period to $21.01 on November 30, 2015, from $21.18 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2019 Index returned 0.29%, and the Barclays U.S. Aggregate Bond Index returned -0.12% during the six-month period ended November 30, 2015.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0337
July	$0.0374
August	$0.0354
September	$0.0351
October	$0.0340
November	$0.0339
Total	$0.2095
Performance Attribution
For the six-month period ending November 30, 2015, the diversified banks and financial services industries contributed the most to the Fund's return. The pipeline industry was the largest detractor from return, followed by the oil & gas services & equipment industry.
Positions that contributed the most to return included 8.5% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company; and 7.5% coupon bonds and 2.55% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm (0.4%, 1.2%, and 0.9%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 3.0% coupon bonds issued by Teck Resources Ltd., an integrated natural resources group; 9.625% coupon bonds issued by Weatherford International Ltd., an international oil and natural gas service company; and 3.05% coupon bonds issued by Kinder Morgan, Inc., a pipeline transportation and energy storage company (0.1%, 0.3%, and 0.4%, respectively, of corporate bonds at period end).

10 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2020 Corporate Bond ETF, NYSE Arca ticker: BSCK (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2020 Index (the "2020 Index").
The 2020 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2020 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2020 Index universe to obtain a representative sample of securities that resemble the 2020 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of -0.12%, which included a decrease in market price over the period to $21.16 on November 30, 2015, from $21.44 on May 31, 2015. On an NAV basis, the Fund generated a total return of -0.07%, which included a decrease in NAV over the period to $21.11 on November 30, 2015, from $21.38 on May 31, 2015. At the end of the period the Fund's market value shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2020 Index returned 0.00%, and the Barclays U.S. Aggregate Bond Index returned -0.12% during the six-month period ended November 30, 2015.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0418
July	$0.0450
August	$0.0427
September	$0.0432
October	$0.0399
November	$0.0410
Total	$0.2536
Performance Attribution
For the six-month period ended November 30, 2015, the diversified banks and financial services industries contributed the most to the Fund's return. The oil & gas services & equipment industry and the pipeline industry were the leading detractors from return.
Positions that contributed the most to return included 2.25% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking; 6.5% coupon bonds issued by HCA Holdings, Inc., a hospital operator; and 4.5% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company (1.3%, 1.2%, and 1.5%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 3.1% coupon bonds issued by Freeport-McMoRan, Inc., an international natural resources company; 6.5% coupon bonds issued by Transocean, Inc., an offshore drilling contractor; and 5.13% coupon bonds issued by Weatherford International Ltd., an international oil and natural gas service company (0.3%, 0.3%, and 0.3%, respectively, of corporate bonds at period end).

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BSCL Guggenheim BulletShares 2021 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2021 Corporate Bond ETF, NYSE Arca ticker: BSCL (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2021 Index (the "2021 Index").
The 2021 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2021 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2021 Index universe to obtain a representative sample of securities that resemble the 2021 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of -0.58%, which included a decrease in market price over the period to $20.78 on November 30, 2015, from $21.18 on May 31, 2015. On an NAV basis, the Fund generated a total return of -0.58%, which included a decrease in NAV over the period to $20.71 on November 30, 2015, from $21.11 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2021 Index returned -0.46%, and the Barclays U.S. Aggregate Bond Index returned -0.12% during the six-month period ended November 30, 2015.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0435
July	$0.0493
August	$0.0469
September	$0.0477
October	$0.0440
November	$0.0444
Total	$0.2758
Performance Attribution
For the six-month period ended November 30, 2015, the diversified banks industry contributed the most to the Fund's return, followed by the financial services industry. The metals & mining industry and the oil & gas services & equipment industry detracted the most.
Positions that contributed the most to return included 5.25% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm; 4.65% coupon bonds issued by General Electric Capital Corp., the finance unit of General Electric Co. that the company is in the process of divesting; and 5.0% coupon bonds issued by BNP Paribas SA, a French bank and financial services company (1.5%, 1.4%, and 1.5%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 4.7% coupon bonds issued by Ensco plc, an international offshore contract drilling company; 4.5% coupon bonds issued by Teck Resources Ltd., an integrated natural resources group; and 6.88% coupon bonds issued by Transocean, Inc., an offshore drilling contractor (0.6%, 0.1%, and 0.4%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2022 Corporate Bond ETF, NYSE Arca ticker: BSCM (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2022 Index (the "2022 Index").
The 2022 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2022 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2022 Index universe to obtain a representative sample of securities that resemble the 2022 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of -0.66%, which included a decrease in market price over the period to $20.61 on November 30, 2015, from $21.05 on May 31, 2015. On an NAV basis, the Fund generated a total return of -0.70%, which included a decrease in NAV over the period to $20.58 on November 30, 2015, from $21.03 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2022 Index returned -0.54%, and the Barclays U.S. Aggregate Bond Index returned -0.12% during the six-month period ended November 30, 2015.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0473
July	$0.0619
August	$0.0488
September	$0.0481
October	$0.0476
November	$0.0465
Total	$0.3002
Performance Attribution
For the six-month period ended November 30, 2015, the pharmaceuticals industry contributed the most to the Fund's return, followed by the diversified banks industry. The metals & mining industry detracted the most from return, followed by the pipeline industry.
Positions that contributed the most to return included 5.75% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm; 3.45% coupon bonds issued by Actavis Funding SCS, a debt-issuing vehicle incorporated in 2014 that is based in Luxembourg and operates as a subsidiary of Allergan PLC; and 2.5% coupon bonds issued by Oracle Corp., which supplies software for enterprise information management (2.2%, 1.2%, and 1.1%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 3.55% coupon bonds issued by Freeport-McMoRan, Inc., an international natural resources company; 4.75% coupon bonds issued by Teck Resources Ltd., an integrated natural resources group; and 5.0% coupon bonds issued by Continental Resources, Inc., an independent oil producer (0.5%, 0.2%, and 0.7%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2023 Corporate Bond ETF, NYSE Arca ticker: BSCN (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2023 Index (the "2023 Index").
The 2023 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2023. The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2023 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2023 Index universe to obtain a representative sample of securities that resemble the 2023 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of -0.55%, which included a decrease in market price over the period to $20.17 on November 30, 2015, from $20.58 on May 31, 2015. On an NAV basis, the Fund generated a total return of -0.41%, which included a decrease in NAV over the period to $20.18 on November 30, 2015, from $20.56 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2023 Index returned -0.51%, and the Barclays U.S. Aggregate Bond Index returned -0.12% during the six-month period ended November 30, 2015.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0497
July	$0.0501
August	$0.0469
September	$0.0493
October	$0.0551
November	$0.0422
Total	$0.2933
Performance Attribution
For the six-month period ended November 30, 2015, the diversified banks industry contributed the most to the Fund's return, followed by the wireless telecommunications industry. The metals & mining industry detracted the most from return, followed by the pipeline industry.
Positions that contributed the most to the Fund's return included 2.4% coupon bonds issued by Apple, Inc., which makes and markets personal computers and related personal computing and mobile communication devices and services; 5.15% coupon bonds issued by Verizon Communication, Inc., an integrated telecommunications company; and 3.3% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company (2.5%, 2.9%, and 2.3%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 3.75% coupon bonds issued by Teck Resources Ltd., an integrated natural resources group; 3.875% coupon bonds issued by Freeport-McMoRan Copper and Gold, Inc., an international natural resources company; and 4.1% coupon bonds issued by Barrick Gold Corp., an international gold company (0.3%, 0.4%, and 0.9%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2024 Corporate Bond ETF, NYSE Arca ticker: BSCO (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2024 Index (the "2024 Index").
The 2024 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2024. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2024 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2024. The Fund has a designated year of maturity of 2024 and will terminate on or about December 31, 2024. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2024 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2024 Index universe to obtain a representative sample of securities that resemble the 2024 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of 0.04%, which included a decrease in market price over the period to $20.19 on November 30, 2015, from $20.51 on May 31, 2015. On an NAV basis, the Fund generated a total return of -0.36%, which included a decrease in NAV over the period to $20.12 on November 30, 2015, from $20.52 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2024 Index returned -0.51%, and the Barclays U.S. Aggregate Bond Index returned -0.12% during the six-month period ended November 30, 2015.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0524
July	$0.0529
August	$0.0539
September	$0.0565
October	$0.0564
November	$0.0504
Total	$0.3225
Performance Attribution
For the six-month period ended November 30, 2015, the diversified banks industry contributed the most to the Fund's return, followed by the banks industry. The pipeline industry detracted the most from return, followed by the exploration & production industry.
Positions that contributed the most to the Fund's return included 5.125% coupon bonds issued by Royal Bank of Scotland Group plc, which, through subsidiaries, accepts deposits and offers commercial banking services; 5.017% coupon bonds issued by Intesa Sanpaolo SpA, an Italian bank that attracts deposits and offers banking and financial services; and 3.875% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking (1.1%, 0.8%, and 1.2%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 3.6% coupon bonds issued by PAA Finance Corp., a unit of Plains All American Pipeline LP, which transports oil and gas; 4.55% coupon bonds issued by Williams Companies, Inc., an energy infrastructure company; and 4.55% coupon bonds issued by Freeport-McMoRan, Inc., an international natural resources company (0.7%, 0.4%, and 0.2%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2025 Corporate Bond ETF, NYSE Arca ticker: BSCP (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2025 Index (the "2025 Index").
The 2025 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2025. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2025 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2025. The Fund has a designated year of maturity of 2025 and will terminate on or about December 31, 2025. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2025 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2025 Index universe to obtain a representative sample of securities that resemble the 2025 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund's inception date of October 7, 2015 through November 30, 2015.
On a market price basis, the Fund generated a total return of 0.29%, with a market price of $20.05 on November 30, 2015 and at inception. On an NAV basis, the Fund generated a total return of 0.04%, which included a decrease in NAV to $20.00 on November 30, 2015, from $20.02 at inception. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2025 Index returned 0.29% and the Barclays U.S. Aggregate Bond Index returned -0.45% from the Fund's inception date through November 30, 2015.
The Fund made the following monthly distribution per share during the abbreviated semiannual period ended November 30, 2015, which was characterized as ordinary income.

Month	Distribution per Share
November 2015	$0.0275
Performance Attribution
For the period from inception through November 30, 2015, the pharmaceuticals industry contributed the most to the Fund's return, followed by the financial services industry. The pipeline industry detracted the most from return, followed by the exploration & production industry.
Positions that contributed the most to the Fund's return included 3.8% coupon bonds issued by Actavis Funding SCS, a debt-issuing vehicle incorporated in 2014 that is based in Luxembourg and operates as a subsidiary of Allergan PLC; 4.0% coupon bonds issued by General Motors Financial Co., Inc., the financing arm of General Motors; and 3.65% coupon bonds issued by Barclays plc, a global financial services provider (3.5%, 1.7%, and 3.3%, respectively, of corporate bonds at period end).
Positions that detracted the most from the Fund's return included 4.95% coupon bonds issued by Southwestern Energy Co., an independent energy exploration and production company; 4.3% coupon bonds issued by Kinder Morgan, Inc., a pipeline transportation and energy storage company; and 4.5% coupon bonds issued by Deutsche Bank AG, a global financial services provider (1.4%, 1.5%, and 3.2%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2015 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJF (the "Fund") sought investment results that corresponded generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2015 Index (the "High Yield 2015 Index").
Pursuant to the terms of the Fund's prospectus, the Fund was liquidated on December 31, 2015.
The High Yield 2015 Index was a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2015 Index was designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2015. The Fund had a designated year of maturity of 2015. Its final day of trading was December 31, 2015. In connection with the Fund's termination, on December 31, 2015, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The distribution per share was $25.74107. The Fund did not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund invested at least 80% of its total assets in component securities that comprise the High Yield 2015 Index. In the last six months of operation, when the bonds held by the Fund were maturing, the Fund's portfolio transitioned to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2015 Index universe to obtain a representative sample of securities that resemble the High Yield 2015 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of -0.40%, which included a decrease in market price over the period to $25.79 on November 30, 2015, from $26.15 on May 31, 2015. On an NAV basis, the Fund generated a total return of -0.59%, which included a decrease in NAV over the period to $25.82 on November 30, 2015, from $26.23 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2015 Index returned -0.34%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -5.84% for the six-month period ended November 30, 2015. While the High Yield 2015 Index includes only bonds with effective maturities in the year 2015, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0601
July	$0.0519
August	$0.0487
September	$0.0350
October	$0.0303
November	$0.0297
Total	$0.2557
Performance Attribution
For the six-month period ended November 30, 2015, the auto parts manufacturing industry contributed the most to the Fund's return, followed by the retail/consumer discretionary industry. The wireless telecommunications services industry detracted the most from return, followed by the medical equipment & devices manufacturing industry.
Positions that contributed the most to the Fund's return included 9.125% coupon bonds issued by Ardagh Packaging Finance PLC, the financing unit of Ardagh Group, a global supplier of glass and metal packaging (not held in the Fund's portfolio at period end); 8.25% coupon bonds issued by Goodyear Tire & Rubber Co., a maker and distributor of tires for most applications; and 8.5% coupon bonds issued by Univision Communications, Inc., an American media company serving Hispanic America (9.0%, and 8.6%, respectively, of corporate bonds at period end).
Positions that detracted the most from the Fund's return included 7.25% coupon bonds issued by Intelsat Jackson Holdings SA, a provider of fixed satellite capacity and related communications services that is a subsidiary of Intelsat SA; 10.5% coupon bonds issued by KCI USA, Inc., which manufactures and markets therapeutic specialty support surfaces and medical devices; and 8.75% coupon bonds issued by Novelis, Inc., a producer of flat-rolled aluminum products (8.5%, 18.4%, and 9.9%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 17

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2016 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJG (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2016 Index (the "High Yield 2016 Index").
The High Yield 2016 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2016 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2016 Index universe to obtain a representative sample of securities that resemble the High Yield 2016 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of 0.18%, which included a decrease in market price over the period to $26.05 on November 30, 2015, from $26.44 on May 31, 2015. On an NAV basis, the Fund generated a total return of 0.52%, which included a decrease in NAV over the period to $26.11 on November 30, 2015, from $26.41 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2016 Index returned 1.10%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -5.84% for the six-month period ended November 30, 2015. While the High Yield 2016 Index includes only bonds with effective maturities in the year 2016, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0700
July	$0.0740
August	$0.0747
September	$0.0740
October	$0.0709
November	$0.0716
Total	$0.4352
Performance Attribution
For the six-month period ended November 30, 2015, the consumer finance industry contributed the most to the Fund's return, followed by the industrial-other industry. The wireless telecommunications services industry detracted the most from return, followed by the power generation industry.
Positions that contributed the most to return included 12.625% coupon bonds issued by First Data Corp., a credit-card processor (not held in the Fund's portfolio at period end); 8.875% coupon bonds issued by Abengoa Finance SAU, a finance subsidiary of Abengoa, a Spanish multinational corporation (not held in the Fund's portfolio at period end); and 8.25% coupon bonds issued by FCA US LLC, formerly the Chrysler Group LLC, an auto maker (5.5% of corporate bonds at period end).
Positions that detracted the most from return included 7.875% coupon bonds issued by NRG Energy, Inc., a provider of electricity to residential and commercial customers in the U.S.; 7.5% coupon bonds issued by Intelsat Jackson Holdings SA, a provider of fixed satellite capacity and related communications services that is a subsidiary of Intelsat SA; and 6.0% coupon bonds issued by Sprint Communications, Inc., a financing subsidiary of Sprint Corporation, a telecommunications holding company that provides wireless and Internet services (3.5%, 0.5%, and 5.7%, respectively, of corporate bonds at period end).

18 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2017 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJH (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2017 Index (the "High Yield 2017 Index").
The High Yield 2017 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2017 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2017 Index universe to obtain a representative sample of securities that resemble the High Yield 2017 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of -2.64%, which included a decrease in market price over the period to $25.40 on November 30, 2015, from $26.59 on May 31, 2015. On an NAV basis, the Fund generated a total return of -2.46%, which included a decrease in NAV over the period to $25.41 on November 30, 2015, from $26.55 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2017 Index returned -2.09%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -5.84% for the six-month period ended November 30, 2015. While the High Yield 2017 Index includes only bonds with effective maturities in the year 2017, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0791
July	$0.0888
August	$0.0807
September	$0.0843
October	$0.0802
November	$0.0807
Total	$0.4938
Performance Attribution
For the six-month period ended November 30, 2015, the commercial finance industry contributed the most to the Fund's return, followed by the advertising & marketing industry. The exploration & production industry detracted the most from return, followed by the industrial-other industry.
Positions that contributed the most to return included 10.0% coupon bonds issued by Visant Corp., which, through its subsidiaries, provides marketing and publishing services for school affinity and education and trade publishing markets; 7.63% coupon bonds issued by United Rentals North America, Inc., which, through its subsidiary, operates a network of equipment rental companies; and 4.25% coupon bonds issued by CIT Group, Inc., which, through its subsidiaries, provides lending, advisory, commercial banking, and other services to small- and middle-market businesses (0.4%, 2.5%, and 2.7%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 8.88% coupon bonds issued by Abengoa Finance SAU, a finance subsidiary of Abengoa, a Spanish multinational corporation; 6.5% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas; and 6.05% coupon bonds issued by United States Steel Corp., an integrated steel producer (0.2%, 0.9%, and 0.6%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 19

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2018 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJI (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2018 Index (the "High Yield 2018 Index").
The High Yield 2018 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2018 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2018 Index universe to obtain a representative sample of securities that resemble the High Yield 2018 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November, 2015.
On a market price basis, the Fund generated a total return of -4.59%, which included a decrease in market price over the period to $24.40 on November 30, 2015, from $26.16 on May 31, 2015. On an NAV basis, the Fund generated a total return of -4.64%, which included a decrease in NAV over the period to $24.34 on November 30, 2015, from $26.11 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2018 Index returned -5.17%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -5.84% for the six-month period ended November 30, 2015. While the High Yield 2018 Index includes only bonds with effective maturities in the year 2018, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0809
July	$0.1019
August	$0.0985
September	$0.1002
October	$0.0954
November	$0.0948
Total	$0.5717
Performance Attribution
For the six-month period ended November 30, 2015, the commercial finance industry contributed the most to the Fund's return, followed by the homebuilders industry. The exploration & production industry detracted the most from return, followed by the metals & mining industry.
Positions that contributed the most to return included 7.875% coupon bonds issued by Aguila 3 SA, a financing subsidiary of Swissport International, Ltd., a provider of ground and cargo handling services in the aviation industry; 5.25% coupon bonds issued by CIT Group, Inc., which, through its subsidiaries, provides lending, advisory, commercial banking, and other services to small- and middle-market businesses; and 5.125% coupon bonds issued by Community Health Systems, Inc., which owns, leases, and operates hospitals in multiple U.S. states (1.7%, 2.4%, and 2.0%, respectively, of corporate bonds at period end).
Positions that detracted the most significantly from return included 6.0% coupon bonds issued by Peabody Energy Corp., which mines, sells, and distributes coal; 7.25% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas; and 5.75% coupon bonds issued by Ultra Petroleum Corp., an independent exploration and production company (0.3%, 0.6%, and 0.3%, respectively, of corporate bonds at period end).

20 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2019 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJJ (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2019 Index (the "High Yield 2019 Index").
The High Yield 2019 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2019 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2019 Index universe to obtain a representative sample of securities that resemble the High Yield 2019 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of -4.75%, which included a decrease in market price over the period to $23.63 on November 30, 2015, from $25.43 on May 31, 2015. On an NAV basis, the Fund generated a total return of -4.72%, which included a decrease in NAV over the period to $23.59 on November 30, 2015, from $25.38 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2019 Index returned -7.65%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -5.84% for the six-month period ended November 30, 2015. While the High Yield 2019 Index includes only bonds with effective maturities in the year 2019, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0987
July	$0.1099
August	$0.1019
September	$0.1034
October	$0.0994
November	$0.0926
Total	$0.6059
Performance Attribution
For the six-month period ended November 30, 2015, the casinos & gaming industry contributed the most to the Fund's return, followed by the containers & packaging industry. The exploration & production industry detracted the most from return, followed by the metals & mining industry.
Positions that contributed the most significantly to return included 7.88% coupon bonds issued by HRG Group, Inc., a diversified holding company seeking to own and grow businesses that generate sustainable free cash flow; 9.88% coupon bonds issued by Reynolds Group Issuer, Inc., a subsidiary of Reynolds Group Holdings Ltd., a global manufacturer and supplier of consumer beverage and foodservice packaging products; and 6.46% coupon bonds issued by T-Mobile USA, Inc., a unit of T-Mobile International AG, a German holding company for Deutsche Telekom AG's various mobile communications subsidiaries (0.8%, 1.3%, and 1.5%, respectively, of corporate bonds at period end).
Positions that detracted the most significantly from return included 6.25% coupon bonds and 6.5% coupon bonds issued by Linn Energy, LLC, an independent natural gas exploration and production company; and 6.63% coupon bonds issued by Seventy Seven Operating LLC, an oilfield equipment services company (0.4%, 0.2%, and 0.2%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 21

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2020 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJK (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2020 Index (the "High Yield 2020 Index").
The High Yield 2020 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2020 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2020 Index universe to obtain a representative sample of securities that resemble the High Yield 2020 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of -6.73%, which included a decrease in market price over the period to $23.42 on November 30, 2015, from $25.75 on May 31, 2015. On an NAV basis, the Fund generated a total return of -6.51%, which included a decrease in NAV over the period to $23.40 on November 30, 2015, from $25.67 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2020 Index returned -8.29%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -5.84% for the six-month period ended November 30, 2015. While the High Yield 2020 Index includes only bonds with effective maturities in the year 2020, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.1034
July	$0.1076
August	$0.1026
September	$0.1026
October	$0.0997
November	$0.1038
Total	$0.6197
Performance Attribution
For the six-month period ended November 30, 2015, the containers & packaging industry contributed the most to the Fund's return, followed by the home improvement industry. The exploration & production industry detracted the most from return, followed by the metals & mining industry.
Positions that contributed the most significantly to return included 10.0% coupon bonds issued by Roofing Supply Group, LLC, a roofing products distributor that was acquired by Beacon Roofing Supply, Inc., in October 2015 (not held in the Fund's portfolio at period end); 8.875% coupon bonds issued by Frontier Communications Corp., a provider of communications services to residential and business customers in small U.S. cities (1.1% of the Fund's corporate bonds at period end); and 6.75% coupon bonds issued by MDC Partners, Inc., a marketing communications firm (0.6% of the Fund's corporate bonds at period end).
Positions that detracted the most significantly from return included 8.625% coupon bonds issued by Linn Energy LLC, an independent natural gas exploration and production company; 6.625% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas; and 7.375% coupon bonds issued by United States Steel Corp., an integrated steel producer (0.3%, 0.4%, and 0.4%, respectively, of the Fund's corporate bonds at period end).

22 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2021 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJL (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2021 Index (the "High Yield 2021 Index").
The High Yield 2021 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2021 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2021 Index universe to obtain a representative sample of securities that resemble the High Yield 2021 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of -3.34%, which included a decrease in market price over the period to $23.71 on November 30, 2015, from $25.15 on May 31, 2015. On an NAV basis, the Fund generated a total return of -3.56%, which included a decrease in NAV over the period to $23.60 on November 30, 2015, from $25.09 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2021 Index returned -7.95%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -5.84% for the six-month period ended November 30, 2015. While the High Yield 2021 Index includes only bonds with effective maturities in the year 2021, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0975
July	$0.1074
August	$0.0940
September	$0.1049
October	$0.1011
November	$0.1026
Total	$0.6075
Performance Attribution
For the six-month period ended November 30, 2015, the food & beverage industry contributed the most to the Fund's return, followed by the publishing & broadcasting industry. The exploration & production industry was the leading detractor from return, followed by the metals & mining industry.
Positions that contributed most significantly to return included 5.25% coupon bonds issued by CCO Holdings, LLC, which provides broadband communication services to residential and commercial U.S. customers; 6.75% coupon bonds issued by Rite Aid Corp., a retail drugstore chain that operates in multiple U.S. states; and 6.75% coupon bonds issued by Post Holdings, Inc., a food company (0.9%, 0.9%, and 0.9%, respectively, of corporate bonds at period end).
Positions that detracted most significantly from return included 6.625% coupon bonds issued by Unit Corp., which through its subsidiaries, contracts to drill onshore oil and natural gas wells; 6.875% coupon bonds issued by United States Steel Corp., an integrated steel producer; and 6.125% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas (0.7%, 0.4%, and 0.4%, respectively, of the Fund's corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 23

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2022 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJM (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2022 Index (the "High Yield 2022 Index").
The High Yield 2022 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2022 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2022 Index universe to obtain a representative sample of securities that resemble the High Yield 2022 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of -4.42%, which included a decrease in market price over the period to $23.47 on November 30, 2015, from $25.17 on May 31, 2015. On an NAV basis, the Fund generated a total return of -5.10%, which included a decrease in NAV over the period to $23.35 on November 30, 2015, from $25.22 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2022 Index returned -6.81%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned -5.84% for the six-month period ended November 30, 2015. While the High Yield 2022 Index includes only bonds with effective maturities in the year 2022, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0975
July	$0.1076
August	$0.0975
September	$0.1052
October	$0.1018
November	$0.0905
Total	$0.6001
Performance Attribution
For the six-month period ended November 30, 2015, the food & beverage industry contributed the most to the Fund's return, followed by the containers & packaging industry. The leading detractors from return were the Internet media industry and consumer products industry.
Positions that contributed most significantly to return included 7.375% coupon bonds issued by Post Holdings, Inc., a food company; 5.375% coupon bonds issued by QEP Resources, Inc., an independent oil and gas exploration and production company; and 4.875% coupon bonds issued by Sealed Air Corp., a packaging company (0.9%, 0.8%, and 0.9%, respectively, of the Fund's corporate bonds at period end).
Positions that detracted most significantly from return included 6.75% coupon bonds issued by Match Group, Inc., a spinoff from IAC/Interactive Corp that owns and manages several online dating brands (0.9% of the Fund's corporate bonds at period end); 7.75% coupon bonds issued by HRG Group, Inc., a diversified holding company seeking to own and grow businesses that generate sustainable free cash flow (0.9% of the Fund's corporate bonds at period end); and 5.875% coupon bonds issued by Regency Energy Partners LP, a natural gas transporter that became a wholly owned subsidiary of Energy Transfer Partners LP when the two firms merged on April 30, 2015 (not held in the Fund's portfolio at period end).

24 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2023 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJN (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2023 Index (the "High Yield 2023 Index").
The High Yield 2023 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2023. The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2023 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2023 Index universe to obtain a representative sample of securities that resemble the High Yield 2023 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund's inception date of October 7, 2015 through November 30, 2015.
On a market price basis, the Fund generated a total return of 0.75%, which included a decrease in market price to $25.12 on November 30, 2015, from $24.97 at inception. On an NAV basis, the Fund generated a total return of 0.55%, which included an increase in NAV to $25.07 on November 30, 2015, from $24.97 at inception. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2023 Index returned -0.56% and the Barclays U.S. Aggregate Bond Index returned -0.96% from the Fund's inception date through November 30, 2015.
The Fund made the following monthly distribution per share during the abbreviated semiannual period ended November 30, 2015, which was characterized as ordinary income.

Month	Distribution per Share
November 2015	$0.0380
Performance Attribution
For the period from inception through November 30, 2015, the hardware industry contributed the most to the Fund's return, followed by the metals & mining industry. The leading detractors from return were the power generation industry and pharmaceuticals industry.
Positions that contributed most significantly to return included 5.25% coupon bonds issued by Steel Dynamics, Inc., a steel producer based in Indiana; 5.125% coupon bonds issued by Level 3 Financing, Inc., a finance unit of Level 3 Communications, Inc., an American multinational telecommunications and Internet service provider company; and 5.375% coupon bonds issued by Equinix, Inc., an American provider of carrier-neutral data centers and Internet exchanges to enable interconnection (2.0%, 2.1%, and 2.1%, respectively, of the Fund's corporate bonds at period end).
Positions that detracted most significantly from return included 5.875% coupon bonds issued by TerraForm Power Operating LLC, which owns and operates solar power plants; 5.875% coupon bonds issued by VRX Escrow Corp., a finance unit of Valeant Pharmaceuticals International, Inc., a specialty pharmaceuticals company; and 8.0% coupon bonds issued by CONSOL Energy, Inc., American energy company with interests in coal and natural gas production (1.5%, 1.8%, and 1.5%, respectively, of the Fund's corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 25

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
GSY Guggenheim Enhanced Short Duration ETF
Fund Overview
The Guggenheim Enhanced Short Duration ETF, NYSE Arca ticker: GSY (the "Fund") seeks maximum current income, consistent with preservation of capital and daily liquidity. The Fund uses a low-duration strategy to seek to outperform the Barclays 1-3 Month U.S. Treasury Bill Index (Benchmark) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share. The Fund expects, under normal circumstances, to hold a diversified portfolio of fixed-income instruments of varying maturities, but that have an average duration of less than one year. The Fund will invest at least 80% of its net assets in fixed-income securities and in exchange-traded funds and closed-end funds that invest substantially all of their assets in fixed-income securities.
GSY primarily invests in U.S. dollar-denominated investment-grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody's Investors Service, Inc., (Moody's) or equivalently rated by Standard & Poor's Rating Group (S&P) or Fitch Investor Services (Fitch) or any other nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") to be of comparable quality.
The Fund may invest no more than 10% of its assets in high-yield securities, also referred to as junk bonds, which are debt securities that are rated below-investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality.
The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts, or swap agreements. The Fund may invest up to 20% of its assets in mortgage-backed securities (MBS) or in other asset-backed securities (ABS).
Fund Performance
All Fund returns cited—whether based on net asset value (NAV) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of 0.26%, which included a decrease in market price over the period to $49.99 on November 30, 2015, from $50.11 on May 31, 2015. On an NAV basis, the Fund generated a total return of 0.23%, which included a decrease in NAV over the period to $49.97 on November 30, 2015, from $50.10 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For short-term high-quality fixed-income market comparison purposes, the Barclays 1-3 Month U.S. Treasury Bill Index returned 0.01% for the same period.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2015, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2015	$0.0484
July	$0.0429
August	$0.0446
September	$0.0412
October	$0.0338
November	$0.0384
Total	$0.2493

26 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
GSY Guggenheim Enhanced Short Duration ETF continued
Performance Discussion
Throughout the period, the Fund maintained a portfolio of investments from across the credit spectrum with an emphasis on investment-grade rated assets. At a time when the Fed is widely expected to begin raising interest rates, the Fund is minimizing interest rate risk by focusing purchases on floating rate assets, keeping average effective duration well below one-half year.
The Fund is primarily invested in corporate bonds, commercial paper, repurchase agreements, and ABS. The Fund's high allocation to floating rate securities mitigates interest-rate risk, while repurchase agreements, agency-discount notes, and commercial paper help the Fund manage its liquidity needs. The Fund's focus on high-quality short-term holdings helps the Fund manage credit risk.
Positive returns for the period were driven largely by carry in ABS, mortgage-backed securities, and corporate bonds. Investments in repurchase agreements also generated higher income for the Fund. Over the period, the Fund moderated its exposure to high-yield bonds and bank loans, as energy market fundamentals deteriorated and volatility picked up. As the Fund became more defensive, overall portfolio liquidity increased and average credit quality improved across sectors.
The Fund stands to benefit as the historically low-rate environment continues to drive demand for fixed-income assets offering a spread over low-yielding securities. Concerns over U.S. economic growth and the start and extent of Fed rate rises could create periods of increased credit-spread volatility, during which the Fund seeks to add attractively priced assets.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 27

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015
LVL Guggenheim S&P Global Dividend Opportunities Index ETF
Fund Overview
The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the "Index").
The Index consists of 100 common stocks and American Depositary Receipts ("ADRs") that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index, an index designed to measure global stock market performance. Potential index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor's, a division of McGraw-Hill Financial, the Fund's index provider ("S&P" or the "Index Provider").
The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
All Fund returns cited – whether based on net asset value ("NAV") or market price – assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.
On a market price basis, the Fund generated a total return of -19.54%, which included a decrease in market price over the period to $9.13 on November 30, 2015, from $11.76 on May 31, 2015. On an NAV basis, the Fund generated a total return of -19.54%, which included a decrease in NAV over the period to $9.14 on November 30, 2015, from $11.77 on May 31, 2015. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the Index returned -19.56% and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned -3.97% for the six-month period ended November 30, 2015.
The Fund made quarterly distributions per share of $0.2354 on June 30, 2015; $0.1282 on September 30, 2015.
Performance Attribution
For the six-month period ended November 30, 2015, all sectors detracted from the Fund's return. Consumer staples detracted least, followed by technology. Energy detracted most, followed by financials.
Positions that contributed the most to the Fund's return included Vector Group Ltd., which is a holding company that indirectly owns several tobacco-related companies and has interests in other companies; Elisa Oyj, a Finnish provider of telecommunications services; and Spark New Zealand Ltd., a digital telecommunications provider (2.7%, 2.0%, and 2.6%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from return included Baytex Energy Corp., which explores and produces oil and natural gas (not held in the Fund's portfolio at period end); WorleyParsons Ltd., which provides professional services to the energy and resource industries (2.1% of the Fund's long-term investments at period end); and Kumba Iron Ore Ltd., a South African miner (0.7% of the Fund's long-term investments at period end).

28 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2015
Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.
This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.
Credit/Default Risk: Issuers or guarantors of debt instruments or the coun-terparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the respective Fund's income and share price.
Interest Rate Risk: As interest rates rise, the value of fixed-income securities held by the Funds is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.
Income Risk: Falling interest rates may cause the Funds' income to decline.
Mortgage-and Asset-Backed Securities Risks (GSY): Mortgage-Backed Securities ("MBS") (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, these securities are subject to "prepayment risk" and "extension risk."
Non-Correlation Risk (excludes GSY): For passively managed Index Funds, the respective Fund's return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.
High-Yield Securities Risk: High yield securities (bonds that are rated below investment grade) are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations as well as may be subject to greater price volatility.
Foreign Issuers Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.
Financial Services Sector Risk: The financial services industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Active Management Risk (GSY): The Fund is subject to management risk because the Fund is an actively managed portfolio. In managing the Fund's portfolio securities, the Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Risk of Deviation between Market Price and NAV (GSY): Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.
Municipal Securities Risk (GSY): Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.
Call Risk/Prepayment Risk: During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Funds' having to reinvest proceeds at lower interest rates, resulting in a decline in the Funds' income.
Extension Risk: An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Funds' performance may suffer from the inability to invest in higher yielding securities.
Liquidity Risk: If the Funds invest in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Funds may be unable to sell the illiquid securities at an advantageous time or price.
Non-Diversified Fund Risk: Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 29

November 30, 2015
Risks and Other Considerations continued
Declining Yield Risk (excludes GSY and LVL): During the final year of the Funds' operations, as the bonds held by the Funds mature and the Funds' portfolio transitions to cash and cash equivalents, the Funds' yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Funds and/or prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk (excludes GSY and LVL): The Funds, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Funds' existence, they may make distributions at a greater (or lesser) rate than the coupon payments received on the Funds' portfolio, which will result in the Funds returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Funds relative to a direct investment in corporate bonds. If the amount you receive as liquidation proceeds upon the Funds' termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
Concentration Risk (excludes GSY): If the Index concentrates in an industry or group of industries the Funds' investments will be concentrated accordingly. In such event, the value of the Funds' shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
Telecommunications Sector Risk (LVL): This sector is subject to extensive government regulation. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products.
Equity Risk (LVL): The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.
Utilities Sector Risk (LVL): Companies in the utilities sector may be adversely affected by economic, political, and regulatory or deregulatory changes, and other occurrences associated with the utilities industry. This concentration may present more risks than investing in securities that are more broadly diversified over numerous sectors of the economy.
Medium-Sized Company Risk (LVL): Investing in securities of these companies involves greater risk as their securities may be more volatile and less liquid than investing in more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.
Risks of Investing In Other Investment Companies (GSY and LVL): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies' portfolio securities or net asset values.
In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

30 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	November 30, 2015
BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Statistics
Share Price	$21.64
Net Asset Value	$21.68
Discount to NAV	-0.18%
Net Assets ($000)	$364,226

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(06/07/10)
Guggenheim BulletShares 2015 Corporate Bond ETF
NAV	0.06%	0.23%	0.87%	2.26%	2.99%
Market	0.15%	0.23%	0.72%	2.16%	2.95%
NASDAQ BulletShares®
USD Corporate
Bond 2015
Index	0.11%	0.39%	1.06%	2.47%	3.26%
Barclays U.S.
Aggregate
Bond
Index	-0.12%	0.97%	1.50%	3.09%	3.43%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $20.14 per share for share price returns or initial net asset value (NAV) of $20.14 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	8.1%
Consumer, Cyclical	0.9%
Consumer, Non-cyclical	0.9%
Energy	0.8%
Communications	0.6%
Industrial	0.2%
Utilities	0.1%
Total Corporate Bonds	11.6%
U.S. Government Securities	83.7%
Investments of Collateral for Securities Loaned	0.6%
Total Investments	95.9%
Other Assets & Liabilities, net	4.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Canadian Imperial Bank of Commerce, 2.35%	1.5%
General Electric Capital Corp., 1.00%	1.1%
BB&T Corp., 5.20%	1.0%
Royal Bank of Canada, 2.63%	0.9%
Costco Wholesale Corp., 0.65%	0.9%
Citigroup, Inc., 4.59%	0.8%
Shell International Finance BV, 0.63%	0.8%
Aegon N.V., 4.63%	0.7%
Walt Disney Co., 0.45%	0.6%
Bank of America Corp., 5.25%	0.5%
Top Ten Total	8.8%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

32 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Statistics
Share Price	$22.18
Net Asset Value	$22.16
Premium to NAV	0.09%
Net Assets ($000)	$711,334

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(06/07/10)
Guggenheim BulletShares 2016 Corporate Bond ETF
NAV	0.32%	0.68%	1.28%	2.91%	3.78%
Market	0.32%	0.77%	1.32%	2.86%	3.79%
NASDAQ BulletShares®
USD Corporate
Bond 2016
Index	0.42%	0.86%	1.49%	3.30%	4.18%
Barclays U.S.
Aggregate
Bond
Index	-0.12%	0.97%	1.50%	3.09%	3.43%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $20.13 per share for share price returns or initial net asset value (NAV) of $20.13 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	48.9%
Consumer, Non-cyclical	13.0%
Communications	9.3%
Consumer, Cyclical	8.2%
Energy	6.6%
Industrial	5.4%
Technology	5.3%
Basic Materials	1.4%
Utilities	0.9%
Total Corporate Bonds	99.0%
Investments of Collateral for Securities Loaned	0.6%
Total Investments	99.6%
Other Assets & Liabilities, net	0.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
JPMorgan Chase & Co., 3.15%	1.7%
Goldman Sachs Group, Inc., 3.63%	1.6%
JPMorgan Chase & Co., 3.45%	1.3%
Bank of America Corp., 6.50%	1.2%
Home Depot, Inc., 5.40%	1.2%
Goldman Sachs Group, Inc., 5.35%	1.1%
Cisco Systems, Inc., 5.50%	1.0%
International Business Machines Corp., 1.95%	1.0%
Verizon Communication, Inc., 2.50%	0.9%
America Movil SAB de CV, 2.38%	0.9%
Top Ten Total	11.9%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 33

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

34 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Statistics
Share Price	$22.65
Net Asset Value	$22.67
Discount to NAV	-0.09%
Net Assets ($000)	$972,447

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(06/07/10)
Guggenheim BulletShares 2017 Corporate Bond ETF
NAV	0.21%	0.96%	1.47%	3.66%	4.55%
Market	0.12%	0.65%	1.33%	3.56%	4.53%
NASDAQ BulletShares®
USD Corporate
Bond 2017
Index	0.31%	1.17%	1.70%	4.07%	4.96%
Barclays U.S.
Aggregate
Bond
Index	-0.12%	0.97%	1.50%	3.09%	3.43%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	46.6%
Consumer, Non-cyclical	13.7%
Communications	8.6%
Energy	8.0%
Consumer, Cyclical	7.6%
Industrial	5.7%
Technology	5.0%
Basic Materials	2.1%
Utilities	1.6%
Total Corporate Bonds	98.9%
Investments of Collateral for Securities Loaned	0.1%
Total Investments	99.0%
Other Assets & Liabilities, net	1.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
General Electric Co., 5.25%	1.2%
Citigroup, Inc., 6.13%	1.1%
AbbVie, Inc., 1.75%	1.1%
International Business Machines Corp., 5.70%	1.1%
Bank of America Corp., 5.75%	1.1%
Wells Fargo & Co., 5.63%	1.0%
General Electric Capital Corp., 5.63%	0.9%
Intel Corp., 1.35%	0.9%
JPMorgan Chase & Co., 2.00%	0.9%
JPMorgan Chase & Co., 1.35%	0.9%
Top Ten Total	10.2%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

36 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Statistics
Share Price	$21.17
Net Asset Value	$21.11
Premium to NAV	0.28%
Net Assets ($000)	$772,593

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(03/28/12)
Guggenheim BulletShares 2018 Corporate Bond ETF
NAV	0.05%	1.32%	1.75%	3.28%
Market	0.10%	1.27%	1.70%	3.35%
NASDAQ BulletShares®
USD Corporate Bond
2018 Index	0.14%	1.42%	1.96%	3.61%
Barclays U.S. Aggregate
Bond Index	-0.12%	0.97%	1.50%	2.30%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	43.3%
Consumer, Non-cyclical	15.0%
Energy	8.3%
Consumer, Cyclical	8.0%
Communications	7.3%
Technology	6.0%
Industrial	4.7%
Utilities	3.3%
Basic Materials	3.1%
Total Corporate Bonds	99.0%
Investments of Collateral for Securities Loaned	1.1%
Total Investments	100.1%
Other Assets & Liabilities, net	-0.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Bank of America Corp., 6.88%	1.6%
JPMorgan Chase & Co., 6.00%	1.5%
General Electric Capital Corp., 5.63%	1.3%
Goldman Sachs Group, Inc., 6.15%	1.3%
Morgan Stanley, 6.63%	1.2%
Bank of America Corp., 5.65%	1.1%
Apple, Inc., 1.00%	1.0%
GlaxoSmithKline Capital, Inc., 5.65%	1.0%
Bear Stearns Companies LLC, 7.25%	0.9%
Goldman Sachs Group, Inc., 5.95%	0.9%
Top Ten Total	11.8%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

38 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Statistics
Share Price	$21.04
Net Asset Value	$21.01
Premium to NAV	0.14%
Net Assets ($000)	$434,820

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(03/28/12)
Guggenheim BulletShares 2019 Corporate Bond ETF
NAV	0.19%	1.65%	1.94%	3.57%
Market	0.19%	1.65%	1.82%	3.60%
NASDAQ BulletShares®
USD Corporate Bond
2019 Index	0.29%	1.78%	2.28%	4.01%
Barclays U.S. Aggregate
Bond Index	-0.12%	0.97%	1.50%	2.30%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.97 per share for share price returns or initial net asset value (NAV) of $19.97 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	41.2%
Consumer, Non-cyclical	15.1%
Energy	10.7%
Communications	9.6%
Industrial	6.3%
Technology	4.7%
Consumer, Cyclical	4.4%
Basic Materials	4.0%
Utilities	2.8%
Total Corporate Bonds	98.8%
Investments of Collateral for Securities Loaned	0.5%
Total Investments	99.3%
Other Assets & Liabilities, net	0.7%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Goldman Sachs Group, Inc., 7.50%	1.1%
JPMorgan Chase & Co., 6.30%	1.1%
Pfizer, Inc., 6.20%	1.1%
Bank of America Corp., 2.60%	1.0%
Novartis Securities Investment Ltd., 5.13%	1.0%
Credit Suisse AG NY, 2.30%	1.0%
Bank of America Corp., 7.63%	0.9%
Morgan Stanley , 5.63%	0.9%
Morgan Stanley, 7.30%	0.9%
Goldman Sachs Group, Inc., 2.55%	0.9%
Top Ten Total	9.9%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

40 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Statistics
Share Price	$21.16
Net Asset Value	$21.11
Premium to NAV	0.24%
Net Assets ($000)	$424,224

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(03/28/12)
Guggenheim BulletShares 2020 Corporate Bond ETF
NAV	-0.07%	2.02%	2.31%	4.16%
Market	-0.12%	2.21%	2.24%	4.22%
NASDAQ BulletShares®
USD Corporate Bond
2020 Index	0.00%	2.12%	2.55%	4.48%
Barclays U.S. Aggregate
Bond Index	-0.12%	0.97%	1.50%	2.30%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	36.1%
Consumer, Non-cyclical	17.6%
Communications	11.2%
Energy	11.2%
Consumer, Cyclical	6.6%
Technology	5.7%
Industrial	3.8%
Basic Materials	3.1%
Utilities	2.6%
Diversified	0.4%
Total Corporate Bonds	98.3%
Investments of Collateral for Securities Loaned	0.8%
Total Investments	99.1%
Other Assets & Liabilities, net	0.9%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Verizon Communications, Inc., 4.50%	1.5%
JPMorgan Chase & Co., 2.25%	1.3%
Bank of America Corp., 5.63%	1.3%
Verizon Communications, Inc., 2.63%	1.3%
Actavis Funding SCS, 3.00%	1.1%
HCA, Inc., 6.50%	1.1%
AbbVie, Inc., 2.50%	1.1%
Goldman Sachs Group, Inc., 5.38%	1.1%
Morgan Stanley, 5.50%	1.0%
JPMorgan Chase & Co., 4.25%	1.0%
Top Ten Total	11.8%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

42 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Statistics
Share Price	$20.78
Net Asset Value	$20.71
Premium to NAV	0.34%
Net Assets ($000)	$214,382

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
			Since
	Six Month	One	Inception
	(non-annualized)	Year	(07/17/13)
Guggenheim BulletShares 2021 Corporate Bond ETF
NAV	-0.58%	1.63%	4.36%
Market	-0.58%	1.85%	4.50%
NASDAQ BulletShares®
USD Corporate Bond
2021 Index	-0.46%	1.77%	4.65%
Barclays U.S. Aggregate
Bond Index	-0.12%	0.97%	2.99%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.96 per share for share price returns or initial net asset value (NAV) of $19.96 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	32.9%
Communications	13.0%
Consumer, Non-cyclical	12.7%
Energy	9.9%
Consumer, Cyclical	7.9%
Technology	6.7%
Basic Materials	6.6%
Industrial	6.3%
Utilities	1.9%
Total Corporate Bonds	97.9%
Investments of Collateral for Securities Loaned	0.9%
Total Investments	98.8%
Other Assets & Liabilities, net	1.2%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
HSBC Finance Corp., 6.68%	1.5%
Morgan Stanley, 5.75%	1.5%
Goldman Sachs Group, Inc., 5.25%	1.5%
JPMorgan Chase & Co., 4.35%	1.5%
BNP Paribas, 5.00%	1.5%
General Electric Capital Corp., 4.65%	1.4%
General Electric Capital Corp., 5.30%	1.3%
Morgan Stanley, 5.50%	1.3%
Apple, Inc., 2.85%	1.3%
HSBC Holdings plc, 5.10%	1.2%
Top Ten Total	14.0%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

44 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Statistics
Share Price	$20.61
Net Asset Value	$20.58
Premium to NAV	0.15%
Net Assets ($000)	$209,877

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(07/17/13)
Guggenheim BulletShares 2022 Corporate Bond ETF
NAV	-0.70%	1.44%	4.25%
Market	-0.66%	1.44%	4.24%
NASDAQ BulletShares®
USD Corporate Bond
2022 Index	-0.54%	1.66%	4.76%
Barclays U.S. Aggregate
Bond Index	-0.12%	0.97%	2.99%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	26.4%
Consumer, Non-cyclical	19.2%
Energy	14.0%
Industrial	10.0%
Communications	9.8%
Technology	7.0%
Consumer, Cyclical	6.1%
Other	6.3%
Total Corporate Bonds	98.8%
Investments of Collateral for Securities Loaned	0.1%
Total Investments	98.9%
Other Assets & Liabilities, net	1.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Goldman Sachs Group, Inc., 5.75%	2.2%
Barclays Bank plc, 7.63%	1.7%
JPMorgan Chase & Co., 3.25%	1.4%
JPMorgan Chase & Co., 4.50%	1.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%	1.3%
General Electric Co., 2.70%	1.2%
Actavis Funding SCS, 3.45%	1.2%
General Electric Capital Corp., 3.15%	1.1%
UBS AG/Stamford CT, 7.63%	1.1%
Anheuser-Busch InBev Worldwide, Inc., 2.50%	1.1%
Top Ten Total	13.6%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

46 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

Fund Statistics
Share Price	$20.17
Net Asset Value	$20.18
Discount to NAV	-0.05%
Net Assets ($000)	$39,350

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(09/17/14)
Guggenheim BulletShares 2023 Corporate Bond ETF
NAV	-0.41%	1.44%	3.38%
Market	-0.55%	1.33%	3.25%
NASDAQ BulletShares®
USD Corporate Bond
2023 Index	-0.51%	1.56%	3.41%
Barclays U.S. Aggregate
Bond Index	-0.12%	0.97%	2.57%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $20.00 per share for share price returns or initial net asset value (NAV) of $20.00 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	29.6%
Consumer, Non-cyclical	17.0%
Energy	13.1%
Communications	10.2%
Consumer, Cyclical	7.7%
Technology	7.5%
Industrial	5.7%
Other	7.6%
Total Corporate Bonds	98.4%
Investments of Collateral for Securities Loaned	0.3%
Total Investments	98.7%
Other Assets & Liabilities, net	1.3%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Verizon Communication, Inc., 5.15%	2.8%
Apple Inc., 2.40%	2.5%
Bank of America Corp., 3.30%	2.3%
Chevron Corp., 3.19%	1.8%
Mondelez International, Inc., 4.00%	1.6%
JPMorgan Chase & Co., 3.20%	1.5%
Prologis, LP, 4.25%	1.3%
Realty Income Corp., 4.65%	1.3%
Morgan Stanley, 3.75%	1.3%
Citigroup, Inc., 3.38%	1.3%
Top Ten Total	17.7%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

48 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

Fund Statistics
Share Price	$20.19
Net Asset Value	$20.12
Premium to NAV	0.35%
Net Assets ($000)	$63,378

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(09/17/14)
Guggenheim BulletShares 2024 Corporate Bond ETF
NAV	-0.36%	1.36%	3.31%
Market	0.04%	2.00%	3.69%
NASDAQ BulletShares®
USD Corporate Bond
2024 Index	-0.51%	1.59%	3.71%
Barclays U.S. Aggregate
Bond Index	-0.12%	0.97%	2.57%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	40.9%
Consumer, Non-cyclical	14.3%
Energy	13.8%
Communications	9.5%
Consumer, Cyclical	5.7%
Technology	5.0%
Industrial	4.1%
Basic Materials	3.7%
Utilities	1.7%
Total Corporate Bonds	98.7%
Investments of Collateral for Securities Loaned	0.4%
Total Investments	99.1%
Other Assets & Liabilities, net	0.9%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Credit Suisse, 3.63%	2.0%
Wells Fargo & Co., 3.30%	1.8%
Novartis Capital Corp., 3.40%	1.6%
Barclays Bank plc, 3.75%	1.5%
Becton Dickinson and Co., 3.73%	1.3%
Morgan Stanley, 3.70%	1.3%
Gilead Sciences, Inc., 3.70%	1.3%
BPCE S.A., 4.00%	1.2%
Apple, Inc., 3.45%	1.2%
Morgan Stanley, 3.88%	1.2%
Top Ten Total	14.4%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

50 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

Fund Statistics
Share Price	$20.05
Net Asset Value	$20.00
Premium to NAV	0.25%
Net Assets ($000)	$5,999

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
Since
Inception
(10/07/15)
(non-annualized)
Guggenheim BulletShares 2025 Corporate Bond ETF
NAV	0.04%
Market	0.29%
NASDAQ BulletShares® USD
Corporate Bond 2025 Index	0.29%
Barclays U.S. Aggregate Bond Index	-0.45%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $20.02 per share for share price returns or initial net asset value (NAV) of $20.02 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	31.4%
Consumer, Non-cyclical	21.5%
Energy	13.5%
Communications	9.9%
Technology	6.5%
Industrial	6.5%
Consumer, Cyclical	4.9%
Utilities	1.7%
Basic Materials	1.5%
Total Corporate Bonds	97.4%
Investments of Collateral for Securities Loaned	1.2%
Total Investments	98.6%
Other Assets & Liabilities, net	1.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Actavis Funding SCS, 3.80%	3.4%
Lloyds Bank plc, 3.50%	3.4%
AbbVie, Inc., 3.60%	3.3%
AT&T, Inc., 3.40%	3.2%
Barclays plc, 3.65%	3.2%
Deutsche Bank AG, 4.50%	3.2%
Morgan Stanley, 5.00%	1.8%
Reynolds American, Inc., 4.45%	1.8%
CVS Health Corp., 3.88%	1.7%
American Water Capital Corp., 3.40%	1.7%
Top Ten Total	26.7%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 51

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

52 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.79
Net Asset Value	$25.82
Discount to NAV	-0.12%
Net Assets ($000)	$469,873

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(01/25/11)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
NAV	-0.59%	0.30%	3.22%	4.95%
Market	-0.40%	0.24%	3.18%	4.92%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2015 Index	-0.34%	0.98%	3.98%	5.16%
Barclays U.S. Corporate
High Yield Index	-5.84%	-3.42%	3.10%	5.35%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.21 per share for share price returns or initial net asset value (NAV) of $25.21 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Corporate High Yield Index measures the market of USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Corporate Bonds:
Consumer, Non-cyclical	8.7%
Industrial	4.2%
Communications	3.2%
Consumer, Cyclical	1.7%
Technology	1.0%
Financial	0.1%
Total Corporate Bonds	18.9%
U.S. Treasury Securities	70.6%
Total Investments	89.5%
Other Assets & Liabilities, net	10.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Kinetics Concept, Inc. / KCI USA, Inc., 10.50%	3.5%
CHS/Community Health Systems, Inc., 8.00%	2.0%
Novelis, Inc., 8.75%	1.9%
Goodyear Tire & Rubber Co., 8.25%	1.7%
Univision Communications, Inc., 8.50%	1.6%
Intelsat Jackson Holdings S.A., 7.25%	1.6%
Tenet Healthcare Corp., 8.00%	1.2%
SunGard Data Systems, Inc., 7.63%	1.0%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC /
Reynolds Group Issuer, 7.12%	0.9%
Manitowoc Co., Inc., 8.50%	0.9%
Top Ten Total	16.3%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 53

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

54 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.05
Net Asset Value	$26.11
Discount to NAV	-0.23%
Net Assets ($000)	$705,092

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(04/25/12)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
NAV	0.52%	1.95%	4.19%	5.28%
Market	0.18%	1.59%	3.98%	5.21%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2016 Index	1.10%	2.33%	4.34%	5.60%
Barclays U.S. Corporate
High Yield Index	-5.84%	-3.42%	3.10%	4.69%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.99 per share for share price returns or initial net asset value (NAV) of $24.99 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Corporate High Yield Index measures the market for USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Communications	22.8%
Consumer, Cyclical	21.0%
Financial	15.0%
Consumer, Non-cyclical	9.6%
Industrial	9.2%
Energy	7.8%
Utilities	4.2%
Basic Materials	3.6%
Technology	1.9%
Total Corporate Bonds	95.1%
Investments of Collateral for Securities Loaned	0.8%
Total Investments	95.9%
Other Assets & Liabilities, net	4.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Sprint Communications, Inc., 6.00%	5.3%
FCA US LLC / CG Company-Issuer, Inc., 8.25%	5.2%
Sabine Pass LNG, LP, 7.50%	4.3%
DISH DBS Corp., 7.13%	4.0%
NRG Energy, Inc., 7.88%	3.3%
Ally Financial, Inc., 3.50%	3.1%
Navient LLC, 6.25%	3.0%
International Lease Finance Corp., 7.50%	3.0%
HD Supply, Inc., 11.50%	2.9%
HCA, Inc., 6.50%	2.4%
Top Ten Total	36.5%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

56 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.40
Net Asset Value	$25.41
Discount to NAV	-0.04%
Net Assets ($000)	$604,829

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(04/25/12)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
NAV	-2.46%	-0.50%	3.22%	4.75%
Market	-2.64%	-0.40%	3.08%	4.73%
Barclays Capital High
Yield Corporate Index	-5.84%	-3.42%	3.10%	4.69%
BulletShares USD Corporate
High Yield Bond
2017 Index	-2.09%	-0.13%	4.25%	5.83%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.94 per share for share price returns or initial net asset value (NAV) of $24.94 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	27.3%
Communications	19.4%
Consumer, Non-cyclical	11.7%
Industrial	11.4%
Consumer, Cyclical	10.0%
Basic Materials	8.5%
Energy	4.9%
Utilities	2.5%
Technology	1.0%
Total Corporate Bonds	96.7%
Investments of Collateral for Securities Loaned	1.9%
Total Investments	98.6%
Other Assets & Liabilities	1.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Springleaf Finance Corp., 6.90%	3.0%
Case New Holland Industrial, Inc., 7.88%	2.7%
CIT Group, Inc., 4.25%	2.6%
International Lease Finance Corp., 8.75%	2.6%
United Rentals North American, Inc., 7.63%	2.4%
ArcelorMittal, 5.50%	2.4%
Sprint Communications, Inc., 8.38%	2.2%
Vereit Operating Partnership, LP, 2.00%	2.1%
Windstream Services LLC, 7.88%	2.0%
Univision Communications, Inc., 6.75%	2.0%
Top Ten Total	24.0%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

58 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.40
Net Asset Value	$24.34
Premium to NAV	0.25%
Net Assets ($000)	$520,955

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(04/25/12)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
NAV	-4.64%	-3.13%	2.74%	4.08%
Market	-4.59%	-2.45%	2.70%	4.14%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2018 Index	-5.17%	-2.92%	3.37%	4.89%
Barclays U.S. Corporate
High Yield Index	-5.84%	-3.42%	3.10%	4.69%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Financial	17.1%
Consumer, Non-cyclical	15.9%
Industrial	14.0%
Communications	12.9%
Consumer, Cyclical	12.8%
Basic Materials	11.0%
Energy	7.2%
Technology	3.7%
Utilities	3.1%
Total Corporate Bonds	97.7%
Common Stocks	0.0%*
Preferred Stocks	0.0%*
Investments of Collateral for Securities Loaned	10.3%
Total Investments	108.0%
Other Assets & Liabilities, net	-8.0%
Net Assets	100.0%
* Less than 0.01%

Ten Largest Holdings
(% of Total Net Assets)
Sprint Communications, Inc., 9.00%	4.5%
Navient Corp., 8.45%	3.4%
CIT Group, Inc., 5.25%	2.3%
ArcelorMittal, 6.13%	2.2%
CHS/Community Health Systems, Inc., 5.13%	2.0%
Valeant Pharmaceuticals International, Inc., 6.75%	2.0%
NRG Energy, Inc., 7.63%	1.9%
Aguila 3 S.A., 7.88%	1.6%
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp., 5.00%	1.5%
DISH DBS Corp., 4.25%	1.5%
Top Ten Total	22.9%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

60 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$23.63
Net Asset Value	$23.59
Premium to NAV	0.17%
Net Assets ($000)	$195,796

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six	Since
	Month	One	Inception
	(non-annualized)	Year	(09/24/13)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
NAV	-4.72%	-2.89%	1.49%
Market	-4.75%	-2.62%	1.56%
NASDAQ BulletShares®
USD High Yield Corporate
Bond 2019 Index	-7.65%	-7.06%	-1.22%
Barclays U.S. Corporate
High Yield Index	-5.84%	-3.42%	1.65%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Communications	19.4%
Financial	15.8%
Industrial	14.0%
Consumer, Cyclical	13.5%
Consumer, Non-cyclical	11.0%
Energy	9.6%
Basic Materials	6.6%
Utilities	4.8%
Technology	1.4%
Diversified	0.8%
Total Corporate Bonds	96.9%
Investments of Collateral for Securities Loaned	1.5%
Total Investments	98.4%
Other Assets & Liabilities, net	1.6%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Numericable Group S.A., 4.88%	2.5%
Dynegy, Inc., 6.75%	2.2%
CIT Group, Inc., 5.50%	1.8%
ArcelorMittal, 10.85%	1.8%
Sprint Capital Corp., 6.90%	1.7%
Dish DBS Corp., 7.88%	1.6%
Intelsat Jackson Holdings S.A., 7.25%	1.6%
International Lease Finance Corp., 6.25%	1.5%
Navient Corp., 5.50%	1.5%
T-Mobile USA, Inc., 6.46%	1.4%
Top Ten Total	17.6%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

62 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$23.42
Net Asset Value	$23.40
Premium to NAV	0.09%
Net Assets ($000)	$88,902

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(09/24/13)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
NAV	-6.51%	-4.20%	1.31%
Market	-6.73%	-3.99%	1.34%
NASDAQ BulletShares®
USD High Yield Corporate
Bond 2020 Index	-8.29%	-6.28%	-0.25%
Barclays U.S. Corporate High
Yield Index	-5.84%	-3.42%	1.65%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Communications	20.0%
Consumer, Non-cyclical	16.7%
Consumer, Cyclical	16.7%
Energy	15.2%
Financial	9.6%
Industrial	7.3%
Basic Materials	6.9%
Other	5.2%
Total Corporate Bonds	97.6%
Investments of Collateral for Securities Loaned	4.8%
Total Investments	102.4%
Other Assets & Liabilities, net	-2.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC / Reynolds Group Issuer, 5.75%	2.3%
Wind Acquisition Finance S.A., 4.75%	1.7%
Valeant Pharmaceuticals International, Inc., 6.38%	1.7%
SoftBank Corp., 4.50%	1.6%
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%	1.5%
Tenet Healthcare Corp., 6.00%	1.4%
Clear Channel Worldwide Holdings, Inc., 7.63%	1.4%
Fiat Chrysler Automobiles N.V., 4.50%	1.2%
Valeant Pharmaceuticals International, Inc., 6.38%	1.2%
T-Mobile USA, Inc., 6.54%	1.2%
Top Ten Total	15.2%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

64 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$23.71
Net Asset Value	$23.60
Premium to NAV	0.47%
Net Assets ($000)	$23,598

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(09/17/14)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
NAV	-3.56%	-0.88%	-0.43%
Market	-3.34%	-0.03%	-0.46%
NASDAQ BulletShares®
USD High Yield Corporate
Bond 2021 Index	-7.95%	-5.83%	-5.88%
Barclays U.S. Corporate
High Yield Index	-5.84%	-3.42%	-3.29%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.00 per share for share price returns or initial net asset value (NAV) of $25.00 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Communications	19.6%
Consumer, Cyclical	18.0%
Consumer, Non-cyclical	14.5%
Energy	10.8%
Industrial	10.2%
Financial	9.6%
Basic Materials	5.3%
Technology	5.2%
Utilities	2.5%
Diversified	1.6%
Total Corporate Bonds	97.3%
Investments of Collateral for Securities Loaned	0.6%
Total Investments	97.9%
Other Assets & Liabilities, net	2.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Wind Acquisition Finance S.A., 7.38%	2.5%
MGM Resorts International, 6.63%	1.8%
T-Mobile USA, Inc., 6.25%	1.7%
Audatex North America, Inc., 6.00%	1.7%
DISH DBS Corp., 6.75%	1.7%
Sabine Pass Liquefaction LLC, 5.63%	1.6%
ArcelorMittal, 6.50%	1.5%
Sprint Corp., 7.25%	1.4%
Valeant Pharmaceuticals International, Inc., 7.50%	1.2%
SM Energy Co., 6.50%	1.2%
Top Ten Total	16.3%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

66 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$23.47
Net Asset Value	$23.35
Premium to NAV	0.51%
Net Assets ($000)	$23,346

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(09/17/14)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
NAV	-5.10%	-1.82%	-1.26%
Market	-4.42%	-0.40%	-1.17%
NASDAQ Bulletshares USD®
High Yield Corporate
Bond 2022 Index	-6.81%	-3.91%	-3.60%
Barclays U.S. Corporate
High Yield Index	-5.84%	-3.42%	-3.29%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.04 per share for share price returns or initial net asset value (NAV) of $25.04 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Communications	23.4%
Consumer, Non-cyclical	20.5%
Consumer, Cyclical	17.4%
Energy	10.2%
Industrial	8.9%
Financial	5.4%
Basic Materials	4.6%
Other	6.6%
Total Corporate Bonds	97.0%
Investments of Collateral for Securities Loaned	0.4%
Total Investments	97.4%
Other Assets & Liabilities, net	2.6%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Numbericable-SFR SAS, 6.00%	1.7%
CHS/Community Health Systems, Inc., 6.88%	1.7%
DISH DBS Corp., 5.88%	1.6%
Tenet Healthcare Corp., 8.13%	1.5%
T-Mobile USA, Inc., 6.73%	1.3%
Frontier Communications, Corp., 10.50%	1.3%
Clear Channel Worldwide, Holdings, Inc., 6.50%	1.3%
Altice S.A., 7.75%	1.2%
MPH Acquisition Holdings LLC, 6.63%	1.2%
West Corp, 5.38%	1.1%
Top Ten Total	13.9%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 67

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

68 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.12
Net Asset Value	$25.07
Premium to NAV	0.20%
Net Assets ($000)	$5,015

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
Since
Inception
(10/07/15)
(non-annualized)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
NAV	0.55%
Market	0.75%
NASDAQ BulletShares® USD High Yield
Corporate Bond 2023 Index	-0.56%
Barclays U.S. Corporate High Yield Index	-0.96%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Barclays U.S. Corporate High Yield Index measures the market for USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of Net
Portfolio Breakdown	Assets
Communications	19.0%
Consumer, Non-cyclical	18.9%
Energy	13.9%
Consumer, Cyclical	13.7%
Technology	12.0%
Industrial	10.1%
Utilities	3.7%
Other	5.8%
Total Corporate Bonds	97.1%
Investments of Collateral for Securities Loaned	3.3%
Total Investments	100.4%
Other Assets & Liabilities, net	-0.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Activision Blizzard, Inc., 6.13%	2.2%
Masonite International Corp., 5.63%	2.1%
Owens Brockway Glass Container, Inc., 5.88%	2.1%
HCA, Inc., 5.88%	2.1%
Sally Holdings, LLC / Sally Capital, Inc., 5.50%	2.1%
Carmike Cinemas, Inc., 6.00%	2.1%
Dean Foods Co., 6.50%	2.1%
T-Mobile USA, Inc., 6.63%	2.1%
Equinix, Inc., 5.38%	2.0%
Avis Budget Car Rental LLC, 5.50%	2.0%
Top Ten Total	20.9%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 69

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

70 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
GSY Guggenheim Enhanced Short Duration ETF

Fund Statistics
Share Price	$49.99
Net Asset Value	$49.97
Premium to NAV	0.04%
Net Assets ($000)	$504,682

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(02/12/08)
Guggenheim Enhanced Short Duration ETF
NAV	0.23%	0.98%	1.13%	0.94%	0.82%
Market	0.26%	1.06%	1.15%	0.95%	0.82%
Barclays 1-3
Month
U.S.
Treasury
Bill
Index	0.01%	0.01%	0.03%	0.05%	0.25%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.27%. In the Financial Highlights section of the Semi-annual Report, the Fund's annualized net operating expense ratio was 0.27%, while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was also 0.27%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.27%. Without this expense cap, actual returns would be lower.

% of Net
Portfolio Breakdown	Assets
Commercial Paper	24.9%
Repurchase Agreements	20.2%
Asset Backed Securities	18.0%
Corporate Bonds	15.0%
U.S. Government Securities	8.9%
Mortgage Backed Securities	3.8%
Federal Agency Discount Notes	3.0%
Senior Floating Rate Interests	2.9%
Municipal Bonds	2.3%
Money Market Fund	0.9%
Total Investments	99.9%
Other Assets & Liabilities, net	0.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc., 2.40% 1.0%
Willis Group Holdings plc, 4.13%	1.0%
University of California Revenue Bonds, 0.74%	1.0%
Ford Motor Credit Company LLC, 1.26%	1.0%
Fortress Credit BSL II Ltd. — Class A1F, 2.82%	1.0%
Capital One North America/Mclean VA, 1.51%	0.8%
Citigroup, Inc., 1.28%	0.8%
Daimler Finance North America LLC, 3.00%	0.8%
Pennsylvania Turnpike Commission Revenue Bonds, 0.46%	0.8%
International Lease Finance Corp., 2.29%	0.7%
Top Ten Total	8.9%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 71

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
GSY Guggenheim Enhanced Short Duration ETF continued

72 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Statistics
Share Price	$9.13
Net Asset Value	$9.14
Discount to NAV	-0.11%
Net Assets ($000)	$57,031

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(06/25/07)
Guggenheim S&P Global Dividend Opportunities Index ETF
NAV	-19.54%	-22.34%	-4.90%	-2.17%	-5.63%
Market	-19.54%	-22.22%	-4.99%	-2.20%	-5.64%
Benchmarks
By Design
High Income
Index/ S&P
Global Dividend
Opportunities
Index	-19.56%	-22.42%	-4.98%	-2.31%	-5.06%1
MSCI World
Index	-3.97%	-0.72%	10.97%	9.52%	2.87%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.74%. In the Financial Highlights section of this Semi-Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.65% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 0.77%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

% of Net
Portfolio Breakdown	Assets
Financial	25.8%
Utilities	21.2%
Communications	16.2%
Energy	12.2%
Consumer, Non-cyclical	9.1%
Basic Materials	5.4%
Consumer, Cyclical	4.9%
Industrial	2.8%
Technology	1.7%
Total Long-Term Investments	99.3%
Investments of Collateral for Securities Loaned	16.8%
Total Investments	116.1%
Other Assets & Liabilities, net	-16.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Fortescue Metals Group Ltd.	3.7%
National Grid plc	3.0%
DUET Group	3.0%
Woodside Petroleum Ltd.	2.9%
Crescent Point Energy Corp.	2.8%
Berkeley Group Holdings plc	2.7%
Vector Group Ltd.	2.7%
Spark New Zealand Ltd.	2.6%
CenturyLink, Inc.	2.6%
Vodafone Group plc	2.4%
Top Ten Total	28.3%
"Ten Largest Holdings" excludes any temporary cash investments.
1 The benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 6/25/07-9/28/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08-11/30/15.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 73

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015
LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

74 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (Unaudited)	November 30, 2015
All funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur advisory fees and other Fund expenses which are deducted from a Fund's gross income and reduce the investment return of the Fund.
A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning May 31, 2015 and ending November 30, 2015.
The following tables illustrate a Fund's costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading "Expenses Paid During Period."
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund's cost with those of other funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
More information about a Fund's expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	account value	Account Value	During
	Ratio1	Return	May 31, 2015	November 30, 2015	Period2
Table 1. Based on actual Fund return3
Guggenheim BulletShares 2015 Corporate Bond ETF	0.23%	0.06%	$1,000.00	$1,000.55	$1.15
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%	0.32%	1,000.00	1,003.23	1.20
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	0.21%	1,000.00	1,002.08	1.20
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	0.05%	1,000.00	1,000.47	1.20
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	0.19%	1,000.00	1,001.90	1.20
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	-0.07%	1,000.00	999.28	1.20
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	-0.58%	1,000.00	994.20	1.20
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	-0.70%	1,000.00	992.96	1.20
Guggenheim BulletShares 2023 Corporate Bond ETF	-0.06%	-0.41%	1,000.00	995.92	-0.304
Guggenheim BulletShares 2024 Corporate Bond ETF	-0.09%	-0.36%	1,000.00	996.40	-0.454
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.42%	-0.59%	1,000.00	994.10	2.09
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%	0.52%	1,000.00	1,005.18	2.11
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%	-2.46%	1,000.00	975.44	2.07
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%	-4.64%	1,000.00	953.57	2.05
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%	-4.72%	1,000.00	952.85	2.05
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.42%	-6.51%	1,000.00	934.88	2.03
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.42%	-3.56%	1,000.00	964.41	2.06
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.42%	-5.10%	1,000.00	949.04	2.05
Guggenheim Enhanced Short Duration ETF	0.27%	0.23%	1,000.00	1,002.35	1.35
Guggenheim S&P Global Dividend Opportunities Index ETF	0.65%	-19.54%	1,000.00	804.65	2.93

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	account value	Account Value	During
	Ratio1	Return	October 7, 2015	November 30, 2015	Period5
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%	0.04%	1,000.00	1,000.38	0.36
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.42%	0.43%	1,000.00	1,004.30	0.63

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 75

ABOUT SHAREHOLDERS' FUND EXPENSES (Unaudited) continued	November 30, 2015

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	account value	Account Value	During
	Ratio1	Return	May 31, 2015	November 30, 2015	Period2
Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim BulletShares 2015 Corporate Bond ETF	0.23%	5.00%	$1,000.00	$1,023.85	$1.16
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2023 Corporate Bond ETF	-0.06%	5.00%	1,000.00	1,025.30	-0.304
Guggenheim BulletShares 2024 Corporate Bond ETF	-0.09%	5.00%	1,000.00	1,025.43	-0.464
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.90	2.12
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.90	2.12
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.90	2.12
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.90	2.12
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.90	2.12
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.90	2.12
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.90	2.12
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.90	2.12
Guggenheim Enhanced Short Duration ETF	0.27%	5.00%	1,000.00	1,023.65	1.37
Guggenheim S&P Global Dividend Opportunities Index ETF	0.65%	5.00%	1,000.00	1,021.75	3.29

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	account value	Account Value	During
	Ratio1	Return	October 7, 2015	November 30, 2015	Period
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.80	1.21
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,006.88	2.12

1	Annualized and excludes expenses of the underlying funds in which the funds invest, if any.
2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period May 31, 2015 to November 30, 2015.
4	Reflects fees waived or reimbursed by the Advisor.
5
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 55/366 (to reflect the period from commencement of operations on October 7, 2015 to November 30, 2015).

76 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015
BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES†† – 83.7%
United States Treasury Bill
0.00% due 12/17/151	$305,000,000	$304,993,290
Total U.S. Government Securities
(Cost $304,989,834)		304,993,290

CORPORATE BONDS†† – 11.6%
Financial – 8.1%
Canadian Imperial Bank of Commerce
2.35% due 12/11/15	5,259,000	5,261,419
Royal Bank of Canada
2.63% due 12/15/15	3,496,000	3,498,758
0.63% due 12/04/15	1,745,000	1,745,005
General Electric Capital Corp.
1.00% due 12/11/15	3,865,000	3,865,634
BB&T Corp.
5.20% due 12/23/15	3,515,000	3,523,707
Citigroup, Inc.
4.59% due 12/15/15	3,049,000	3,053,622
Aegon N.V.
4.63% due 12/01/15	2,451,000	2,451,000
Bank of America Corp.
5.25% due 12/01/15	1,911,000	1,911,000
First Horizon National Corp.
5.38% due 12/15/15	1,762,000	1,764,620
Berkshire Hathaway Finance Corp.
2.45% due 12/15/15	1,130,000	1,130,954
Transatlantic Holdings, Inc.
5.75% due 12/14/15	850,000	851,199
Total Financial		29,056,918

Consumer, Cyclical – 0.9%
Costco Wholesale Corp.
0.65% due 12/07/15	3,354,000	3,354,141

Consumer, Non-cyclical – 0.9%
McKesson Corp.
0.95% due 12/04/15	1,900,000	1,900,010
Procter & Gamble Co.
4.85% due 12/15/15	1,391,000	1,393,125
Total Consumer, Non-cyclical		3,293,135

Energy – 0.8%
Shell International Finance BV
0.63% due 12/04/152	2,899,000	2,899,043

Communications – 0.6%
Walt Disney Co.
0.45% due 12/01/15	2,297,000	2,297,000

Industrial – 0.2%
Precision Castparts Corp.
0.70% due 12/20/15	848,000	847,991

Utilities – 0.1%
NextEra Energy Capital Holdings, Inc.
7.88% due 12/15/15	535,000	536,358

Total Corporate Bonds
(Cost $42,283,810)		42,284,586

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 0.6%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1231%	2,134,778	$2,134,778

Total Securities Lending Collateral
(Cost $2,134,778)		2,134,778

Total Investments - 95.9%
(Cost $349,408,422)		$349,412,654

Other Assets & Liabilities, net – 4.1%		14,813,280
Total Net Assets – 100.0%		$364,225,934

†	Value determined based on Level 1 inputs —See Note 4.
††	Value determined based on Level 2 inputs —See Note 4.
1	Zero coupon bond.
2	All or portion of this security is on loan at November 30, 2015 —See Note 2.
3	Securities lending collateral — See Note 2.

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2015.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	62.5%
Canada	24.8%
Netherlands	12.7%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$42,284,586	$—	$42,284,586
U.S. Government Securities	—	304,993,290	—	304,993,290
Securities Lending Collateral	2,134,778	—	—	2,134,778
Total	$2,134,778	$347,277,876	$—	$349,412,654
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
78 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0%
Financial – 48.9%
Bank of America Corp.
6.50% due 08/01/16	$8,515,000	$8,817,793
3.75% due 07/12/16	5,370,000	5,460,033
6.05% due 05/16/16	4,315,000	4,411,004
3.63% due 03/17/16	4,295,000	4,330,387
5.63% due 10/14/16	2,600,000	2,699,772
1.25% due 01/11/16	2,287,000	2,288,123
5.75% due 08/15/16	1,879,000	1,938,215
1.35% due 11/21/16	900,000	902,389
JPMorgan Chase & Co.
3.15% due 07/05/16	11,622,000	11,778,536
3.45% due 03/01/16	8,888,000	8,948,012
2.60% due 01/15/16	5,458,000	5,471,929
1.13% due 02/26/161	2,732,000	2,734,355
Goldman Sachs Group, Inc.
3.63% due 02/07/16	11,614,000	11,675,241
5.35% due 01/15/16	7,918,000	7,961,486
5.75% due 10/01/16	3,802,000	3,950,894
General Electric Capital Corp.
2.95% due 05/09/16	4,961,000	5,010,849
1.00% due 01/08/16	4,439,000	4,440,784
1.50% due 07/12/16	3,971,000	3,991,252
5.38% due 10/20/16	3,140,000	3,265,657
3.35% due 10/17/16	3,170,000	3,241,496
5.00% due 01/08/16	1,953,000	1,961,540
Citigroup, Inc.
3.95% due 06/15/16	3,438,000	3,491,708
1.25% due 01/15/16	3,198,000	3,200,494
1.70% due 07/25/16	2,710,000	2,722,078
5.30% due 01/07/16	2,624,000	2,635,491
5.85% due 08/02/16	2,300,000	2,372,478
1.30% due 11/15/16	2,262,000	2,264,450
1.30% due 04/01/16	1,351,000	1,352,905
Wells Fargo & Co.
3.68% due 06/15/162	5,980,000	6,074,856
1.25% due 07/20/16	5,519,000	5,536,855
2.63% due 12/15/16	3,122,000	3,174,468
5.13% due 09/15/16	2,467,000	2,545,650
Morgan Stanley
3.80% due 04/29/16	6,100,000	6,175,555
1.75% due 02/25/16	4,045,000	4,055,007
5.75% due 10/18/16	3,850,000	4,007,165
Royal Bank of Canada
2.30% due 07/20/16	3,612,000	3,648,091
1.13% due 07/22/16	2,710,000	2,715,116
2.88% due 04/19/161	2,167,000	2,185,929
1.45% due 09/09/16	1,351,000	1,358,366
0.85% due 03/08/16	1,351,000	1,352,408
Bank of Nova Scotia
2.90% due 03/29/16	3,760,000	3,788,241
1.38% due 07/15/16	3,725,000	3,740,489
1.10% due 12/13/16	2,765,000	2,772,114
0.95% due 03/15/16	900,000	901,121
Toronto-Dominion Bank
2.50% due 07/14/16	4,442,000	4,490,991
2.38% due 10/19/16	3,802,000	3,853,597
1.50% due 09/09/16	2,587,000	2,601,699
BNP Paribas S.A.
3.60% due 02/23/16	6,287,000	6,327,319
1.25% due 12/12/16	2,749,000	2,753,959
American Express Credit Corp.
2.80% due 09/19/16	5,764,000	5,850,010
1.30% due 07/29/16	3,198,000	3,207,034
SunTrust Banks, Inc.
3.60% due 04/15/16	4,020,000	4,052,550
3.50% due 01/20/17	3,420,000	3,494,604
Nomura Holdings, Inc.
2.00% due 09/13/16	4,153,000	4,174,696
4.13% due 01/19/16	2,797,000	2,808,571
Eksportfinans ASA
2.38% due 05/25/16	3,282,000	3,288,564
5.50% due 05/25/16	2,735,000	2,782,233
Deutsche Bank AG
3.25% due 01/11/16	5,856,000	5,870,189
Bank of New York Mellon Corp.
2.30% due 07/28/16	4,027,000	4,068,361
2.50% due 01/15/16	1,091,000	1,093,731
PNC Bank North America
1.30% due 10/03/16	1,900,000	1,907,595
1.15% due 11/01/16	1,700,000	1,702,916
0.80% due 01/28/16	1,500,000	1,500,464
Barclays Bank plc
5.00% due 09/22/16	4,708,000	4,856,358
US Bancorp
2.20% due 11/15/16	2,621,000	2,650,685
3.44% due 02/01/16	2,031,000	2,039,571
HSBC Finance Corp.
5.50% due 01/19/16	4,503,000	4,530,806
Wells Fargo Bank North America
5.75% due 05/16/16	3,250,000	3,322,426
5.60% due 03/15/161	1,000,000	1,014,374
MetLife, Inc.
6.75% due 06/01/16	4,129,000	4,249,451
Capital One Financial Corp.
6.15% due 09/01/16	2,275,000	2,358,882
3.15% due 07/15/16	1,852,000	1,875,478
PNC Funding Corp.
2.70% due 09/19/16	3,993,000	4,041,970
MUFG Union Bank North America
5.95% due 05/11/16	1,950,000	1,993,634
3.00% due 06/06/16	1,600,000	1,617,894
1.50% due 09/26/16	400,000	401,384
Royal Bank of Scotland plc
4.38% due 03/16/16	3,698,000	3,736,681
Bank of America North America
1.13% due 11/14/16	3,500,000	3,502,569

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Financial – 48.9% (continued)
Canadian Imperial Bank of Commerce
1.35% due 07/18/16	$3,400,000	$3,413,794
Bank of Montreal
1.30% due 07/15/16	3,360,000	3,372,009
Fifth Third Bancorp
3.63% due 01/25/16	3,333,000	3,347,265
BB&T Corp.
3.20% due 03/15/16	2,419,000	2,431,672
3.95% due 04/29/16	810,000	820,488
Abbey National Treasury Services plc
4.00% due 04/27/16	2,982,000	3,022,111
State Street Corp.
2.88% due 03/07/16	2,986,000	3,004,707
Branch Banking & Trust Co.
1.45% due 10/03/16	1,650,000	1,656,196
1.05% due 12/01/16	1,000,000	1,000,560
1.00% due 04/03/17	324,000	322,774
UBS AG/Stamford CT
5.88% due 07/15/16	2,877,000	2,960,980
Svenska Handelsbanken AB
3.13% due 07/12/16	2,900,000	2,942,311
Wachovia Corp.
5.63% due 10/15/16	2,742,000	2,851,293
Sumitomo Mitsui Banking Corp.
0.90% due 01/18/16	1,800,000	1,800,650
1.45% due 07/19/16	1,000,000	1,002,726
ORIX Corp.
5.00% due 01/12/16	2,262,000	2,271,222
Lloyds Bank plc
4.88% due 01/21/16	2,217,000	2,229,314
JPMorgan Chase Bank North America
5.88% due 06/13/16	2,100,000	2,153,819
Fifth Third Bank/Cincinnati OH
1.15% due 11/18/16	2,000,000	2,001,406
Countrywide Financial Corp.
6.25% due 05/15/16	1,841,000	1,881,530
Comerica Bank
5.75% due 11/21/16	1,752,000	1,828,329
Credit Suisse USA, Inc.
5.38% due 03/02/161	1,807,000	1,827,428
Berkshire Hathaway Finance Corp.
0.95% due 08/15/16	1,807,000	1,810,937
American Express Co.
5.50% due 09/12/16	1,314,000	1,359,357
Berkshire Hathaway, Inc.
2.20% due 08/15/16	1,174,000	1,186,961
KeyBank North America/Cleveland OH
5.45% due 03/03/16	1,000,000	1,011,248
Vesey Street Investment Trust I
4.40% due 09/01/162	900,000	921,699
Santander Holdings USA, Inc.
4.63% due 04/19/16	908,000	920,354
Air Lease Corp.
4.50% due 01/15/16	900,000	903,942
Ventas Realty, LP
1.55% due 09/26/16	900,000	903,048
Allied World Assurance Company Holdings Ltd.
7.50% due 08/01/16	804,000	836,220
ERP Operating, LP
5.13% due 03/15/16	811,000	820,976
Huntington National Bank
1.30% due 11/20/16	750,000	750,173
Aon Corp.
3.13% due 05/27/16	690,000	697,550
HCP, Inc.
3.75% due 02/01/16	692,000	695,285
Prudential Financial, Inc.
3.00% due 05/12/16	623,000	628,923
Simon Property Group, LP
2.80% due 01/30/17	533,000	541,230
Total Financial		347,502,515

Consumer, Non-cyclical – 13.0%
Coca-Cola Co.
1.80% due 09/01/16	5,004,000	5,047,720
0.75% due 11/01/16	2,167,000	2,168,205
Merck & Company, Inc.
2.25% due 01/15/16	2,530,000	2,535,563
0.70% due 05/18/16	2,361,000	2,363,736
PepsiCo, Inc.
2.50% due 05/10/16	3,454,000	3,483,694
0.70% due 02/26/16	1,361,000	1,361,506
Mondelez International, Inc.
4.13% due 02/09/16	4,535,000	4,562,119
Amgen, Inc.
2.50% due 11/15/16	3,005,000	3,046,875
2.30% due 06/15/16	1,361,000	1,370,573
Express Scripts Holding Co.
3.13% due 05/15/16	4,247,000	4,287,321
Diageo Capital plc
0.63% due 04/29/16	2,774,000	2,773,542
5.50% due 09/30/16	1,351,000	1,401,661
Sanofi
2.63% due 03/29/16	3,724,000	3,751,190
Procter & Gamble Co.
1.45% due 08/15/16	3,266,000	3,285,615
0.75% due 11/04/161	440,000	440,230
Wyeth LLC
5.50% due 02/15/16	3,687,000	3,724,173
Kellogg Co.
4.45% due 05/30/16	2,386,000	2,426,762
1.88% due 11/17/16	1,080,000	1,088,163

See notes to financial statements.
80 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Consumer, Non-cyclical – 13.0% (continued)
Philip Morris International, Inc.
2.50% due 05/16/16	$3,376,000	$3,404,753
Stryker Corp.
2.00% due 09/30/16	3,072,000	3,103,467
GlaxoSmithKline Capital, Inc.
0.70% due 03/18/16	2,942,000	2,944,574
Western Union Co.
5.93% due 10/01/16	2,373,000	2,463,625
Becton Dickinson and Co.
1.75% due 11/08/16	2,334,000	2,348,879
Allergan Incorporated/United States
5.75% due 04/01/16	2,167,000	2,200,409
UnitedHealth Group, Inc.
5.38% due 03/15/16	2,167,000	2,197,006
Anheuser-Busch InBev Finance, Inc.
0.80% due 01/15/16	2,167,000	2,167,813
ConAgra Foods, Inc.
1.30% due 01/25/16	2,073,000	2,073,400
Tyson Foods, Inc.
6.60% due 04/01/16	1,846,000	1,879,939
Baxter International, Inc.
0.95% due 06/01/16	1,856,000	1,855,647
Danaher Corp.
2.30% due 06/23/16	1,791,000	1,807,595
Gilead Sciences, Inc.
3.05% due 12/01/16	1,542,000	1,574,280
Johnson & Johnson
2.15% due 05/15/16	1,542,000	1,553,224
Bottling Group LLC
5.50% due 04/01/16	1,449,000	1,473,107
McKesson Corp.
3.25% due 03/01/16	1,268,000	1,275,709
1.29% due 03/10/17	163,000	162,625
Mylan, Inc.
1.35% due 11/29/16	1,378,000	1,369,638
Reynolds American, Inc.
3.50% due 08/04/161,3	1,174,000	1,192,364
Bunge Limited Finance Corp.
4.10% due 03/15/16	1,183,000	1,191,978
Unilever Capital Corp.
2.75% due 02/10/16	1,000,000	1,004,521
Dr Pepper Snapple Group, Inc.
2.90% due 01/15/161	981,000	983,680
Medtronic, Inc.
2.63% due 03/15/16	960,000	965,722
Anheuser-Busch InBev Worldwide, Inc.
2.88% due 02/15/16	900,000	904,067
St. Jude Medical, Inc.
2.50% due 01/15/16	900,000	901,936
Beam Suntory, Inc.
5.38% due 01/15/16	25,000	25,127
Total Consumer, Non-cyclical		92,143,733

Communications – 9.3%
AT&T, Inc.
2.95% due 05/15/16	5,164,000	5,213,218
2.40% due 08/15/16	4,666,000	4,713,127
Verizon Communications, Inc.
2.50% due 09/15/16	6,414,000	6,489,012
2.00% due 11/01/16	2,416,000	2,437,048
Cisco Systems, Inc.
5.50% due 02/22/16	7,350,000	7,431,298
Telefonica Emisiones SAU
6.42% due 06/20/16	3,445,000	3,540,454
3.99% due 02/16/16	3,443,000	3,462,164
America Movil SAB de CV
2.38% due 09/08/16	6,400,000	6,454,963
Orange S.A.
2.75% due 09/14/16	3,370,000	3,414,909
Walt Disney Co.
5.63% due 09/15/16	1,642,000	1,705,248
1.35% due 08/16/16	1,634,000	1,642,141
Embarq Corp.
7.08% due 06/01/16	2,722,000	2,796,964
Deutsche Telekom International Finance BV
5.75% due 03/23/16	2,679,000	2,719,016
Omnicom Group, Inc.
5.90% due 04/15/16	2,155,000	2,194,521
Google, Inc.
2.13% due 05/19/16	2,072,000	2,086,794
Comcast Corp.
4.95% due 06/15/161	1,950,000	1,995,203
Thomson Reuters Corp.
0.88% due 05/23/16	1,906,000	1,906,203
Scripps Networks Interactive, Inc.
2.70% due 12/15/16	1,856,000	1,875,390
NBCUniversal Media LLC
2.88% due 04/01/16	1,807,000	1,820,764
Viacom, Inc.
6.25% due 04/30/16	1,294,000	1,320,830
British Telecommunications plc
1.63% due 06/28/16	1,150,000	1,153,889
Total Communications		66,373,156

Consumer, Cyclical – 8.2%
Ford Motor Credit Company LLC
8.00% due 12/15/16	4,100,000	4,360,416
4.21% due 04/15/16	4,201,000	4,250,971
3.98% due 06/15/16	2,700,000	2,736,356
1.70% due 05/09/16	2,500,000	2,506,805
2.50% due 01/15/16	2,000,000	2,004,244

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Consumer, Cyclical – 8.2% (continued)
Home Depot, Inc.
5.40% due 03/01/16	$8,190,000	$8,287,977
Toyota Motor Credit Corp.
2.00% due 09/15/16	4,347,000	4,387,465
2.80% due 01/11/16	1,898,000	1,902,950
0.80% due 05/17/16	1,852,000	1,854,428
Wal-Mart Stores, Inc.
2.80% due 04/15/16	2,370,000	2,390,259
0.60% due 04/11/16	2,362,000	2,363,809
American Honda Finance Corp.
1.13% due 10/07/16	3,515,000	3,523,858
Macy's Retail Holdings, Inc.
5.90% due 12/01/16	2,709,000	2,830,729
CVS Health Corp.
1.20% due 12/05/16	2,583,000	2,589,819
General Motors Financial Co., Inc.
2.75% due 05/15/16	2,444,000	2,459,209
Johnson Controls, Inc.
5.50% due 01/15/16	2,228,000	2,241,185
Target Corp.
5.88% due 07/15/16	2,002,000	2,067,726
PACCAR Financial Corp.
1.15% due 08/16/16	1,856,000	1,862,810
Mohawk Industries, Inc.
6.13% due 01/15/16	1,583,000	1,592,067
Lowe's Companies, Inc.
5.40% due 10/15/16	1,263,000	1,313,731
Carnival Corp.
1.20% due 02/05/16	1,091,000	1,091,891
Total Consumer, Cyclical		58,618,705

Energy – 6.6%
BP Capital Markets plc
3.20% due 03/11/16	3,835,000	3,862,489
2.25% due 11/01/16	3,363,000	3,402,256
Anadarko Petroleum Corp.
5.95% due 09/15/16	4,788,000	4,951,323
Total Capital International S.A.
0.75% due 01/25/16	1,807,000	1,807,535
1.00% due 08/12/16	1,653,000	1,656,777
Occidental Petroleum Corp.
4.13% due 06/01/16	2,350,000	2,389,753
2.50% due 02/01/16	1,051,000	1,054,354
ONEOK Partners, LP
3.25% due 02/01/16	2,864,000	2,867,277
Total Capital S.A.
2.30% due 03/15/16	2,730,000	2,743,380
Shell International Finance BV
0.90% due 11/15/16	2,667,000	2,671,838
ConocoPhillips Canada Funding Company I
5.63% due 10/15/16	2,524,000	2,619,826
Transocean, Inc.
5.55% due 12/15/16	2,598,000	2,594,753
TransCanada PipeLines Ltd.
0.75% due 01/15/16	2,458,000	2,458,022
Enterprise Products Operating LLC
3.20% due 02/01/16	2,369,000	2,377,739
Halliburton Co.
1.00% due 08/01/161	2,366,000	2,368,307
Marathon Petroleum Corp.
3.50% due 03/01/16	1,955,000	1,967,330
Kinder Morgan Finance Company LLC
5.70% due 01/05/16	1,829,000	1,835,819
Kinder Morgan Energy Partners, LP
3.50% due 03/01/16	1,350,000	1,353,862
Chevron Corp.
0.89% due 06/24/16	1,266,000	1,268,447
SESI LLC
7.13% due 12/15/21	564,000	535,800
Statoil ASA
1.80% due 11/23/16	440,000	443,619
Total Energy		47,230,506

Industrial – 5.4%
John Deere Capital Corp.
2.25% due 06/07/16	2,006,000	2,023,601
1.05% due 10/11/16	1,579,000	1,584,002
1.85% due 09/15/16	1,455,000	1,468,348
1.05% due 12/15/16	900,000	902,055
0.75% due 01/22/161	900,000	900,535
Thermo Fisher Scientific, Inc.
2.25% due 08/15/16	3,344,000	3,373,558
3.20% due 03/01/16	3,132,000	3,148,825
Caterpillar Financial Services Corp.
2.05% due 08/01/16	2,262,000	2,282,296
1.00% due 11/25/16	1,901,000	1,905,040
Masco Corp.
6.13% due 10/03/16	2,412,000	2,505,344
3M Co.
1.38% due 09/29/16	2,431,000	2,446,031
Lafarge S.A.
6.50% due 07/15/16	2,054,000	2,117,339
Norfolk Southern Corp.
5.75% due 01/15/16	1,962,000	1,973,654
Boeing Capital Corp.
2.13% due 08/15/16	1,766,000	1,782,141
Xylem, Inc.
3.55% due 09/20/16	1,712,000	1,741,832

See notes to financial statements.
82 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Industrial – 5.4% (continued)
Caterpillar, Inc.
5.70% due 08/15/16	$1,567,000	$1,621,709
L-3 Communications Corp.
3.95% due 11/15/16	1,444,000	1,469,277
Lockheed Martin Corp.
2.13% due 09/15/16	1,378,000	1,390,143
Waste Management, Inc.
2.60% due 09/01/16	1,349,000	1,365,970
Boeing Co.
3.75% due 11/20/16	1,302,000	1,339,766
General Dynamics Corp.
2.25% due 07/15/16	1,091,000	1,101,956
CRH America, Inc.
6.00% due 09/30/16	137,000	141,706
Total Industrial		38,585,128

Technology – 5.3%
International Business Machines Corp.
1.95% due 07/22/16	6,950,000	7,007,950
0.45% due 05/06/16	4,100,000	4,099,147
2.00% due 01/05/16	4,010,000	4,015,161
Intel Corp.
1.95% due 10/01/16	5,544,000	5,602,495
Oracle Corp.
5.25% due 01/15/16	4,777,000	4,804,038
Apple, Inc.
0.45% due 05/03/16	3,938,000	3,938,555
Texas Instruments, Inc.
2.38% due 05/16/16	3,752,000	3,783,704
Xerox Corp.
6.40% due 03/15/16	2,041,000	2,070,040
Microsoft Corp.
2.50% due 02/08/16	1,800,000	1,807,088
Pitney Bowes, Inc.
4.75% due 01/15/16	260,000	261,180
Total Technology		37,389,358

Basic Materials – 1.4%
Ecolab, Inc.
3.00% due 12/08/16	3,543,000	3,608,244
Rio Tinto Finance USA plc
1.38% due 06/17/16	3,225,000	3,223,923
EI du Pont de Nemours & Co.
5.25% due 12/15/16	2,753,000	2,868,590
Total Basic Materials		9,700,757

Utilities – 0.9%
Sempra Energy
6.50% due 06/01/16	1,823,000	1,872,190
Southern Co.
1.95% due 09/01/16	1,673,000	1,685,715
Duke Energy Corp.
2.15% due 11/15/16	1,361,000	1,375,715
Entergy Corp.
4.70% due 01/15/17	1,174,000	1,209,489
Total Utilities		6,143,109
Total Corporate Bonds
(Cost $702,736,068)		703,686,967

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 – 0.6%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1232%	4,538,616	$4,538,616
Total Securities Lending Collateral
(Cost $4,538,616)		4,538,616

Total Investments – 99.6%
(Cost $707,274,684)		$708,225,583

Other Assets & Liabilities, net – 0.4%		3,108,761
Total Net Assets – 100.0%		$711,334,344

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2015 — See Note 2.
2	Security is a Step-up/down bond where the coupon increases/decreases or steps up/down at a predetermined date. The rate shown reflects the rate in effect as of November 30, 2015.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,192,364 (cost $1,190,534), or 0.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	78.0%
Canada	6.7%
United Kingdom	4.2%
France	3.5%
Japan	1.7%
Spain	1.0%
Norway	0.9%
Mexico	0.9%
Germany	0.8%
Netherlands	0.8%
Switzerland	0.4%
Sweden	0.4%
Cayman Islands	0.4%
Panama	0.2%
Bermuda	0.1%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$703,686,967	$—	$703,686,967
Securities Lending Collateral	4,538,616	—	—	4,538,616
Total	$4,538,616	$703,686,967	$—	$708,225,583
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
84 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9%
Financial – 46.6%
Citigroup, Inc.
6.13% due 11/21/17	$9,964,000	$10,826,264
1.85% due 11/24/17	5,405,000	5,410,232
6.00% due 08/15/17	4,395,000	4,729,631
1.55% due 08/14/17	4,409,000	4,403,180
1.35% due 03/10/17	4,385,000	4,382,404
5.50% due 02/15/17	2,965,000	3,100,157
Bank of America Corp.
5.75% due 12/01/17	9,700,000	10,445,269
6.40% due 08/28/17	6,933,000	7,491,758
6.00% due 09/01/17	5,030,000	5,395,616
3.88% due 03/22/17	2,728,000	2,812,063
1.70% due 08/25/17	2,057,000	2,059,209
5.70% due 05/02/17	1,900,000	2,000,377
5.42% due 03/15/17	1,300,000	1,359,730
General Electric Capital Corp.
5.63% due 09/15/17	8,302,000	8,936,572
2.30% due 04/27/17	6,293,000	6,395,022
5.40% due 02/15/17	3,978,000	4,191,237
1.60% due 11/20/17	3,967,000	4,000,704
2.90% due 01/09/17	3,255,000	3,322,287
1.25% due 05/15/17	1,776,000	1,782,985
2.45% due 03/15/17	1,479,000	1,505,255
Morgan Stanley
5.45% due 01/09/17	6,797,000	7,102,362
4.75% due 03/22/17	6,448,000	6,717,236
5.95% due 12/28/17	5,800,000	6,288,151
6.25% due 08/28/17	4,000,000	4,302,952
5.55% due 04/27/17	3,700,000	3,904,551
Wells Fargo & Co.
5.63% due 12/11/17	8,512,000	9,206,102
1.40% due 09/08/17	5,368,000	5,367,329
2.10% due 05/08/17	4,596,000	4,652,466
1.15% due 06/02/17	2,445,000	2,446,108
Royal Bank of Canada
1.20% due 09/19/17	7,617,000	7,597,692
1.20% due 01/23/17	5,522,000	5,535,750
1.25% due 06/16/17	3,307,000	3,301,649
1.40% due 10/13/17	2,554,000	2,554,115
JPMorgan Chase & Co.
2.00% due 08/15/17	8,393,000	8,452,683
1.35% due 02/15/17	8,296,000	8,300,189
6.13% due 06/27/17	1,845,000	1,964,615
Goldman Sachs Group, Inc.
5.63% due 01/15/17	7,772,000	8,117,318
6.25% due 09/01/17	6,760,000	7,302,652
Deutsche Bank AG
6.00% due 09/01/17	6,829,000	7,280,021
1.40% due 02/13/17	3,408,000	3,396,423
1.35% due 05/30/17	3,407,000	3,383,182
Bear Stearns Companies LLC
6.40% due 10/02/17	7,281,000	7,899,550
5.55% due 01/22/17	4,758,000	4,970,621
American Express Credit Corp.
2.38% due 03/24/17	5,657,000	5,737,329
1.13% due 06/05/17	4,866,000	4,849,767
1.55% due 09/22/17	1,041,000	1,042,679
Bank of Nova Scotia
2.55% due 01/12/17	5,173,000	5,252,250
1.25% due 04/11/17	3,317,000	3,312,137
1.38% due 12/18/17	2,929,000	2,920,494
UBS AG/Stamford CT
5.88% due 12/20/17	6,233,000	6,744,243
1.38% due 08/14/17	4,000,000	3,986,272
Bank of America North America
5.30% due 03/15/17	5,300,000	5,541,919
1.25% due 02/14/17	3,000,000	3,001,644
6.10% due 06/15/17	1,500,000	1,596,714
Bank of Montreal
1.30% due 07/14/17	4,401,000	4,403,834
2.50% due 01/11/17	3,620,000	3,673,156
1.40% due 09/11/17	1,652,000	1,652,857
Sumitomo Mitsui Banking Corp.
1.80% due 07/18/17	5,300,000	5,308,803
1.30% due 01/10/17	3,000,000	2,995,422
1.35% due 07/11/17	1,000,000	995,090
BNP Paribas S.A.
2.38% due 09/14/17	5,622,000	5,686,316
1.38% due 03/17/17	3,335,000	3,335,914
Credit Suisse AG NY
1.38% due 05/26/17	8,150,000	8,131,794
US Bank North America/Cincinnati OH
1.38% due 09/11/17	4,000,000	4,013,956
1.10% due 01/30/17	3,500,000	3,502,594
Intesa Sanpaolo SpA
2.38% due 01/13/17	6,300,000	6,330,700
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38% due 01/19/17	5,950,000	6,092,425
Wachovia Corp.
5.75% due 06/15/17	5,457,000	5,818,258
Murray Street Investment Trust I
4.65% due 03/09/171	5,528,000	5,736,566
PNC Bank North America
1.13% due 01/27/17	3,300,000	3,297,253
4.88% due 09/21/17	2,014,000	2,121,354
5.25% due 01/15/17	300,000	312,115
Berkshire Hathaway Finance Corp.
1.60% due 05/15/17	5,637,000	5,683,686
BB&T Corp.
1.60% due 08/15/17	3,877,000	3,890,244
2.15% due 03/22/17	1,459,000	1,473,788
American Express Co.
6.15% due 08/28/17	4,823,000	5,195,847

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Financial – 46.6% (continued)
Capital One Bank USA North America
1.20% due 02/13/17	$3,000,000	$2,985,504
1.30% due 06/05/17	2,000,000	1,984,756
Wells Fargo Bank North America
6.00% due 11/15/17	4,270,000	4,632,839
Abbey National Treasury Services plc
1.38% due 03/13/17	4,584,000	4,579,361
Simon Property Group, LP
2.80% due 01/30/17	2,507,000	2,545,708
2.15% due 09/15/17	1,073,000	1,087,987
Manufacturers & Traders Trust Co.
1.25% due 01/30/17	2,600,000	2,596,506
1.40% due 07/25/17	915,000	913,174
Branch Banking & Trust Co.
1.00% due 04/03/17	2,757,000	2,746,565
1.35% due 10/01/17	715,000	714,462
Air Lease Corp.
5.63% due 04/01/17	3,279,000	3,426,555
US Bancorp
1.65% due 05/15/17	3,207,000	3,230,790
HSBC USA, Inc.
1.50% due 11/13/17	3,100,000	3,090,871
Toronto-Dominion Bank
1.13% due 05/02/17	2,917,000	2,914,923
American Express Bank FSB
6.00% due 09/13/17	2,650,000	2,852,272
American Express Centurion Bank
6.00% due 09/13/17	2,500,000	2,690,823
Svenska Handelsbanken AB
2.88% due 04/04/17	2,600,000	2,654,410
Berkshire Hathaway, Inc.
1.90% due 01/31/17	2,540,000	2,568,186
Eksportfinans ASA
5.50% due 06/26/17	2,437,000	2,551,807
Royal Bank of Scotland Group plc
1.88% due 03/31/17	2,500,000	2,501,253
National Bank of Canada
1.45% due 11/07/17	2,500,000	2,493,035
Citizens Bank North America/Providence RI
1.60% due 12/04/17	2,500,000	2,475,005
Bank of New York Mellon Corp.
2.40% due 01/17/17	1,423,000	1,444,205
1.97% due 06/20/171	872,000	882,045
BPCE S.A.
1.63% due 02/10/17	2,000,000	1,999,000
MetLife, Inc.
1.76% due 12/15/17	1,945,000	1,953,577
SunTrust Bank/Atlanta GA
1.35% due 02/15/17	1,900,000	1,898,248
NYSE Holdings LLC
2.00% due 10/05/17	1,845,000	1,857,332
ERP Operating, LP
5.75% due 06/15/17	1,627,000	1,729,036
ACE INA Holdings, Inc.
5.70% due 02/15/17	1,559,000	1,642,308
Capital One Financial Corp.
6.75% due 09/15/17	1,386,000	1,503,003
Prudential Financial, Inc.
6.00% due 12/01/17	1,379,000	1,492,998
Capital One North America/Mclean VA
1.50% due 09/05/17	1,500,000	1,490,883
Private Export Funding Corp.
1.38% due 02/15/17	1,480,000	1,486,839
National Rural Utilities Cooperative Finance Corp.
5.45% due 04/10/17	1,362,000	1,441,000
Aflac, Inc.
2.65% due 02/15/17	1,409,000	1,431,792
PNC Funding Corp.
5.63% due 02/01/17	1,362,000	1,423,637
ORIX Corp.
3.75% due 03/09/17	1,324,000	1,353,832
Huntington National Bank
1.38% due 04/24/17	1,300,000	1,294,547
BlackRock, Inc.
6.25% due 09/15/17	1,145,000	1,243,969
Lloyds Bank plc
4.20% due 03/28/17	1,075,000	1,114,341
MUFG Union Bank North America
2.13% due 06/16/17	1,100,000	1,109,723
HSBC Bank USA North America NY
6.00% due 08/09/17	1,000,000	1,069,122
HCP, Inc.
6.00% due 01/30/17	989,000	1,035,868
JPMorgan Chase Bank North America
6.00% due 07/05/17	959,000	1,023,894
Fifth Third Bank/Cincinnati OH
1.35% due 06/01/17	1,000,000	998,556
Synchrony Financial
1.88% due 08/15/17	973,000	971,193
Comerica Bank
5.20% due 08/22/17	900,000	952,609
Fifth Third Bancorp
5.45% due 01/15/17	765,000	798,696
Total Financial		453,110,134

Consumer, Non-cyclical – 13.7%
AbbVie, Inc.
1.75% due 11/06/17	10,761,000	10,803,496
Amgen, Inc.
2.13% due 05/15/17	4,675,000	4,723,054
5.85% due 06/01/17	1,931,000	2,053,684
1.25% due 05/22/17	1,907,000	1,902,704

See notes to financial statements.
86 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Non-cyclical – 13.7% (continued)
UnitedHealth Group, Inc.
1.40% due 10/15/17	$3,023,000	$3,029,255
1.45% due 07/17/17	2,500,000	2,508,785
1.40% due 12/15/17	2,431,000	2,430,057
PepsiCo, Inc.
1.25% due 08/13/17	3,915,000	3,925,222
0.95% due 02/22/17	3,413,000	3,416,079
AstraZeneca plc
5.90% due 09/15/17	6,585,000	7,118,556
Express Scripts Holding Co.
2.65% due 02/15/17	4,380,000	4,433,799
1.25% due 06/02/17	2,337,000	2,325,119
Diageo Capital plc
5.75% due 10/23/17	3,613,000	3,904,555
1.50% due 05/11/17	2,633,000	2,635,504
Pfizer, Inc.
1.10% due 05/15/17	3,821,000	3,826,846
0.90% due 01/15/17	1,362,000	1,361,597
6.05% due 03/30/17	1,262,000	1,343,756
Philip Morris International, Inc.
1.25% due 11/09/17	2,658,000	2,659,288
1.13% due 08/21/17	2,284,000	2,284,560
1.63% due 03/20/17	876,000	882,903
Anheuser-Busch InBev Worldwide, Inc.
1.38% due 07/15/17	5,560,000	5,544,526
GlaxoSmithKline Capital plc
1.50% due 05/08/17	4,966,000	4,995,438
Johnson & Johnson
5.55% due 08/15/17	2,280,000	2,452,840
1.13% due 11/21/17	2,213,000	2,218,415
General Mills, Inc.
5.70% due 02/15/17	3,064,000	3,226,840
1.40% due 10/20/17	973,000	973,496
Becton Dickinson and Co.
1.80% due 12/15/17	3,742,000	3,752,511
Actavis Funding SCS
1.85% due 03/01/17	1,872,000	1,877,631
1.30% due 06/15/17	1,465,000	1,455,045
Reynolds American, Inc.
2.30% due 08/21/172	1,702,000	1,725,580
6.75% due 06/15/17	1,429,000	1,535,272
Actavis, Inc.
1.88% due 10/01/17	2,945,000	2,950,882
Anheuser-Busch InBev Finance, Inc.
1.13% due 01/27/17	2,938,000	2,928,167
Covidien International Finance S.A.
6.00% due 10/15/17	2,666,000	2,888,576
Kraft Foods Group, Inc.
2.25% due 06/05/17	2,585,000	2,615,182
McKesson Corp.
1.29% due 03/10/17	1,428,000	1,424,711
5.70% due 03/01/17	1,039,000	1,093,462
Kimberly-Clark Corp.
6.13% due 08/01/17	1,909,000	2,064,305
Aetna, Inc.
1.50% due 11/15/17	1,945,000	1,942,691
ADT Corp.
2.25% due 07/15/17	1,873,000	1,854,270
Laboratory Corporation of America Holdings
2.20% due 08/23/17	1,778,000	1,787,969
Bristol-Myers Squibb Co.
0.88% due 08/01/17	1,748,000	1,741,237
Eli Lilly & Co.
5.20% due 03/15/17	1,380,000	1,453,749
Zimmer Biomet Holdings, Inc.
1.45% due 04/01/17	1,380,000	1,374,434
AmerisourceBergen Corp.
1.15% due 05/15/17	1,262,000	1,254,899
Unilever Capital Corp.
0.85% due 08/02/17	1,250,000	1,246,966
Bunge Limited Finance Corp.
3.20% due 06/15/17	1,162,000	1,174,824
Kroger Co.
6.40% due 08/15/17	1,043,000	1,127,681
Anthem, Inc.
5.88% due 06/15/17	1,043,000	1,108,804
Wyeth LLC
5.45% due 04/01/17	973,000	1,028,247
Western Union Co.
2.88% due 12/10/17	973,000	988,810
Baxter International, Inc.
1.85% due 01/15/17	973,000	978,815
Celgene Corp.
1.90% due 08/15/17	973,000	978,093
Total Consumer, Non-cyclical		133,333,187

Communications – 8.6%
AT&T, Inc.
1.70% due 06/01/17	4,895,000	4,921,280
1.40% due 12/01/17	3,311,000	3,307,563
1.60% due 02/15/17	3,293,000	3,306,900
Vodafone Group plc
5.63% due 02/27/17	3,347,000	3,517,323
1.63% due 03/20/173	2,833,000	2,841,677
1.25% due 09/26/17	2,662,000	2,648,112
Cisco Systems, Inc.
1.10% due 03/03/17	5,690,000	5,705,540
3.15% due 03/14/17	2,693,000	2,771,452
Verizon Communications, Inc.
1.35% due 06/09/17	4,395,000	4,399,016
1.10% due 11/01/17	2,780,000	2,761,908
Walt Disney Co.
1.10% due 12/01/17	3,850,000	3,852,283
1.13% due 02/15/17	2,821,000	2,830,363

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Communications – 8.6% (continued)
Comcast Corp.
6.30% due 11/15/17	$3,490,000	$3,824,112
6.50% due 01/15/17	2,138,000	2,268,070
Time Warner Cable, Inc.
5.85% due 05/01/17	5,572,000	5,847,095
DIRECTV Holdings LLC / DIRECTV Financing
Company, Inc.
2.40% due 03/15/17	3,564,000	3,607,641
Amazon.com, Inc.
1.20% due 11/29/17	3,226,000	3,225,081
Thomson Reuters Corp.
1.30% due 02/23/17	2,346,000	2,335,926
1.65% due 09/29/17	682,000	681,110
Viacom, Inc.
3.50% due 04/01/17	2,287,000	2,333,385
6.13% due 10/05/17	579,000	620,038
eBay, Inc.
1.35% due 07/15/17	2,584,000	2,566,108
Symantec Corp.
2.75% due 06/15/17	2,054,000	2,055,224
Time Warner Companies, Inc.
7.25% due 10/15/17	1,658,000	1,824,571
Telefonica Emisiones SAU
6.22% due 07/03/17	1,652,000	1,765,491
Nippon Telegraph & Telephone Corp.
1.40% due 07/18/17	1,652,000	1,651,194
Comcast Cable Communications LLC
8.88% due 05/01/17	1,327,000	1,468,717
Qwest Corp.
6.50% due 06/01/17	1,315,000	1,394,479
British Telecommunications plc
1.25% due 02/14/17	1,300,000	1,297,161
America Movil SAB de CV
5.63% due 11/15/17	1,123,000	1,206,787
CC Holdings GS V LLC / Crown Castle GS III Corp.
2.38% due 12/15/17	978,000	982,818
Total Communications		83,818,425

Energy – 8.0%
Total Capital International S.A.
1.55% due 06/28/17	5,080,000	5,104,718
1.50% due 02/17/17	3,718,000	3,738,218
1.00% due 01/10/17	483,000	482,844
BP Capital Markets plc
1.85% due 05/05/17	4,285,000	4,324,010
1.38% due 11/06/17	3,699,000	3,693,204
Chevron Corp.
1.10% due 12/05/17	5,956,000	5,936,696
1.35% due 11/15/17	2,048,000	2,053,589
Anadarko Petroleum Corp.
6.38% due 09/15/17	6,832,000	7,314,319
Shell International Finance BV
5.20% due 03/22/17	2,194,000	2,307,781
1.13% due 08/21/17	1,895,000	1,894,428
CNOOC Nexen Finance 2014 ULC
1.63% due 04/30/17	3,650,000	3,636,959
ConocoPhillips Co.
1.05% due 12/15/17	3,515,000	3,486,026
Phillips 66
2.95% due 05/01/17	3,407,000	3,473,511
Kinder Morgan, Inc.
7.00% due 06/15/17	1,945,000	2,028,516
2.00% due 12/01/17	975,000	946,202
Occidental Petroleum Corp.
1.75% due 02/15/17	2,628,000	2,642,564
Canadian Natural Resources Ltd.
5.70% due 05/15/17	2,439,000	2,559,057
Enterprise Products Operating LLC
6.30% due 09/15/17	2,288,000	2,459,473
Transocean, Inc.
3.00% due 10/15/17	1,997,000	1,892,158
Kinder Morgan Energy Partners, LP
6.00% due 02/01/17	1,815,000	1,873,089
Valero Energy Corp.
6.13% due 06/15/17	1,684,000	1,792,290
Exxon Mobil Corp.
0.92% due 03/15/17	1,707,000	1,708,122
Weatherford International LLC
6.35% due 06/15/17	1,681,000	1,655,785
Marathon Oil Corp.
6.00% due 10/01/17	1,492,000	1,583,373
Murphy Oil Corp.
2.50% due 12/01/17	1,612,000	1,572,100
Cimarex Energy Co.
5.88% due 05/01/22	1,480,000	1,558,378
DCP Midstream Operating, LP
2.50% due 12/01/17	1,593,000	1,481,716
Williams Partners Limited Partnership / Williams
Partners Finance Corp.
7.25% due 02/01/17	1,400,000	1,465,925
EOG Resources, Inc.
5.88% due 09/15/17	1,275,000	1,373,148
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.75% due 02/01/22	1,135,000	922,188
National Oilwell Varco, Inc.
1.35% due 12/01/17	776,000	767,958
Total Energy		77,728,345

See notes to financial statements.
88 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Cyclical – 7.6%
Ford Motor Credit Company LLC
3.00% due 06/12/17	$4,250,000	$4,303,100
6.63% due 08/15/17	3,750,000	4,013,505
1.72% due 12/06/17	3,700,000	3,661,934
4.25% due 02/03/17	3,000,000	3,077,274
1.68% due 09/08/17	3,000,000	2,974,602
1.50% due 01/17/17	2,250,000	2,242,791
1.46% due 03/27/17	850,000	843,302
Toyota Motor Credit Corp.
1.25% due 10/05/17	4,575,000	4,574,396
2.05% due 01/12/17	3,362,000	3,400,838
1.75% due 05/22/17	2,983,000	3,012,034
1.13% due 05/16/17	973,000	973,381
General Motors Financial Company, Inc.
4.75% due 08/15/17	4,133,000	4,289,715
3.00% due 09/25/17	1,872,000	1,887,919
2.63% due 07/10/17	1,702,000	1,708,931
Costco Wholesale Corp.
1.13% due 12/15/173	3,167,000	3,166,272
5.50% due 03/15/17	2,440,000	2,577,035
American Honda Finance Corp.
1.55% due 12/11/17	4,608,000	4,622,164
1.20% due 07/14/17	788,000	786,181
Target Corp.
5.38% due 05/01/17	3,669,000	3,890,234
Wal-Mart Stores, Inc.
5.38% due 04/05/17	3,146,000	3,335,024
1.00% due 04/21/17	386,000	386,530
CVS Health Corp.
5.75% due 06/01/17	3,402,000	3,621,684
Walgreens Boots Alliance, Inc.
1.75% due 11/17/17	2,628,000	2,620,655
McDonald's Corp.
5.80% due 10/15/17	1,535,000	1,651,500
Dollar General Corp.
4.13% due 07/15/17	1,512,000	1,561,146
Darden Restaurants, Inc.
6.45% due 10/15/17	1,302,000	1,429,273
PACCAR Financial Corp.
1.60% due 03/15/17	1,136,000	1,142,848
Carnival Corp.
1.88% due 12/15/17	1,073,000	1,074,488
Lowe's Companies, Inc.
1.63% due 04/15/17	973,000	981,254
Total Consumer, Cyclical		73,810,010

Industrial – 5.7%
General Electric Co.
5.25% due 12/06/17	11,033,000	11,902,191
John Deere Capital Corp.
1.40% due 03/15/17	1,901,000	1,907,171
1.55% due 12/15/17	1,851,000	1,856,755
2.80% due 09/18/17	1,754,000	1,800,421
1.20% due 10/10/17	1,455,000	1,449,814
1.13% due 06/12/17	1,280,000	1,278,490
2.00% due 01/13/17	969,000	978,724
Caterpillar Financial Services Corp.
1.25% due 11/06/17	2,833,000	2,827,138
1.63% due 06/01/17	2,636,000	2,652,984
1.00% due 03/03/17	1,334,000	1,333,696
1.25% due 08/18/17	969,000	968,595
United Technologies Corp.
5.38% due 12/15/17	3,346,000	3,612,891
1.80% due 06/01/17	3,456,000	3,484,028
Eaton Corp.
1.50% due 11/02/17	2,781,000	2,778,419
General Dynamics Corp.
1.00% due 11/15/17	2,658,000	2,649,149
Thermo Fisher Scientific, Inc.
1.30% due 02/01/17	2,487,000	2,482,670
Caterpillar, Inc.
1.50% due 06/26/17	1,995,000	2,004,452
Illinois Tool Works, Inc.
0.90% due 02/25/17	1,895,000	1,891,960
Tyco Electronics Group S.A.
6.55% due 10/01/17	1,735,000	1,887,401
Burlington Northern Santa Fe LLC
5.65% due 05/01/17	1,589,000	1,684,241
3M Co.
1.00% due 06/26/17	1,559,000	1,558,278
ABB Finance USA, Inc.
1.63% due 05/08/17	1,425,000	1,427,870
Norfolk Southern Corp.
7.70% due 05/15/17	1,066,000	1,159,872
Total Industrial		55,577,210

Technology – 5.0%
International Business Machines Corp.
5.70% due 09/14/17	9,771,000	10,544,442
1.25% due 02/06/17	1,900,000	1,904,454
Intel Corp.
1.35% due 12/15/17	8,487,000	8,517,901
Apple, Inc.
1.05% due 05/05/17	5,675,000	5,689,710
0.90% due 05/12/17	988,000	987,904
Oracle Corp.
1.20% due 10/15/17	6,386,000	6,402,693
Xerox Corp.
2.95% due 03/15/17	2,649,000	2,678,627
6.75% due 02/01/17	1,907,000	2,008,702

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Technology – 5.0% (continued)
NetApp, Inc.
2.00% due 12/15/17	$3,031,000	$3,027,232
Microsoft Corp.
0.88% due 11/15/17	2,693,000	2,689,219
Altera Corp.
1.75% due 05/15/17	2,265,000	2,271,578
Intuit, Inc.
5.75% due 03/15/17	1,313,000	1,384,565
Total Technology		48,107,027

Basic Materials – 2.1%
Rio Tinto Finance USA plc
1.63% due 08/21/17	3,291,000	3,267,999
2.00% due 03/22/17	1,734,000	1,740,038
Freeport-McMoRan, Inc.
2.15% due 03/01/17	2,045,000	1,942,750
2.30% due 11/14/17	1,951,000	1,768,094
Eastman Chemical Co.
2.40% due 06/01/17	2,634,000	2,661,001
Alcoa, Inc.
5.55% due 02/01/17	1,944,000	2,012,283
Nucor Corp.
5.75% due 12/01/17	1,781,000	1,901,656
Ecolab, Inc.
1.45% due 12/08/17	1,565,000	1,556,576
Sherwin-Williams Co.
1.35% due 12/15/17	1,537,000	1,526,928
Potash Corporation of Saskatchewan, Inc.
3.25% due 12/01/17	1,277,000	1,310,543
Monsanto Co.
1.15% due 06/30/17	1,084,000	1,076,662
Total Basic Materials		20,764,530

Utilities – 1.6%
Exelon Generation Company LLC
6.20% due 10/01/17	3,189,000	3,430,699
Duke Energy Corp.
1.63% due 08/15/17	2,654,000	2,660,107
American Electric Power Company, Inc.
1.65% due 12/15/17	2,250,000	2,234,855
Pacific Gas & Electric Co.
5.63% due 11/30/17	1,818,000	1,953,437
Virginia Electric & Power Co.
5.95% due 09/15/17	1,622,000	1,748,923
Sempra Energy
2.30% due 04/01/17	1,701,000	1,714,776
Exelon Corp.
1.55% due 06/09/17	1,580,000	1,576,236
American Water Capital Corp.
6.09% due 10/15/17	488,000	527,114
Total Utilities		15,846,147
Total Corporate Bonds
(Cost $961,147,178)		962,095,015

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 – 0.1%
BNY Mellon Separately Managed Cash Collateral
Account,0.1129%	1,087,680	$1,087,680
Total Securities Lending Collateral
(Cost $1,087,680)		1,087,680

Total Investments – 99.0%
(Cost $962,234,858)		$963,182,695

Other Assets & Liabilities, net – 1.0%		9,263,910
Total Net Assets – 100.0%		$972,446,605
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a Step-up/down bond where the coupon increases/decreases or steps up/down at a predetermined date. The rate shown reflects the rate in effect as of November 30, 2015.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,725,580 (cost $1,707,101), or 0.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	All or portion of this security is on loan at November 30, 2015 — See Note 2.
4	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
90 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	78.4%
Canada	5.8%
United Kingdom	5.2%
France	2.1%
Switzerland	2.0%
Germany	1.5%
Japan	1.3%
Netherlands	1.1%
Luxembourg	0.8%
Italy	0.6%
Sweden	0.3%
Norway	0.3%
Cayman Islands	0.2%
Spain	0.2%
Mexico	0.1%
Panama	0.1%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$962,095,015	$—	$962,095,015
Securities Lending Collateral	1,087,680	—	—	1,087,680
Total	$1,087,680	$962,095,015	$—	$963,182,695
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0%
Financial – 43.3%
Bank of America Corp.
6.88% due 04/25/18	$10,725,000	$11,942,522
5.65% due 05/01/18	7,700,000	8,353,930
2.00% due 01/11/18	6,500,000	6,528,132
6.88% due 11/15/18	2,300,000	2,602,701
6.50% due 07/15/18	1,000,000	1,111,265
Goldman Sachs Group, Inc.
6.15% due 04/01/18	8,975,000	9,840,693
5.95% due 01/18/18	6,646,000	7,217,297
2.90% due 07/19/18	5,500,000	5,642,577
2.38% due 01/22/18	4,550,000	4,609,168
JPMorgan Chase & Co.
6.00% due 01/15/18	10,875,000	11,822,135
1.63% due 05/15/18	5,100,000	5,086,970
1.70% due 03/01/18	3,500,000	3,497,592
1.80% due 01/25/18	2,900,000	2,905,081
Citigroup, Inc.
1.80% due 02/05/18	5,500,000	5,500,407
6.13% due 05/15/18	4,805,000	5,293,029
2.50% due 09/26/18	4,000,000	4,060,428
1.70% due 04/27/18	3,850,000	3,832,529
1.75% due 05/01/18	3,100,000	3,089,643
Morgan Stanley
6.63% due 04/01/18	8,300,000	9,190,474
2.13% due 04/25/18	5,200,000	5,237,310
1.88% due 01/05/18	4,000,000	4,017,352
Credit Suisse AG NY
1.70% due 04/27/18	6,000,000	5,993,537
1.75% due 01/29/18	5,500,000	5,496,574
6.00% due 02/15/18	2,500,000	2,702,135
General Electric Capital Corp.
5.63% due 05/01/18	9,125,000	9,988,955
1.63% due 04/02/181	3,750,000	3,761,888
Royal Bank of Canada
2.00% due 10/01/18	5,600,000	5,643,769
2.20% due 07/27/18	4,500,000	4,554,396
1.50% due 01/16/18	2,500,000	2,498,845
Toronto-Dominion Bank
1.63% due 03/13/18	3,500,000	3,503,896
1.40% due 04/30/18	3,367,000	3,353,431
2.63% due 09/10/18	2,850,000	2,921,458
Bear Stearns Companies LLC
7.25% due 02/01/18	6,490,000	7,231,346
4.65% due 07/02/18	1,900,000	2,026,086
Lloyds Bank plc
1.75% due 05/14/18	4,000,000	3,996,088
2.30% due 11/27/18	2,600,000	2,624,136
1.75% due 03/16/18	1,500,000	1,500,140
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18	3,475,000	3,800,864
2.00% due 08/15/18	2,250,000	2,286,257
1.30% due 05/15/18	1,750,000	1,743,354
HSBC USA, Inc.
1.63% due 01/16/18	4,000,000	3,992,040
2.63% due 09/24/18	1,900,000	1,937,635
1.70% due 03/05/18	1,000,000	998,450
Bank of Nova Scotia
2.05% due 10/30/18	3,900,000	3,921,797
1.45% due 04/25/181	3,000,000	2,979,933
American International Group, Inc.
5.85% due 01/16/18	6,300,000	6,833,573
American Express Co.
7.00% due 03/19/18	3,525,000	3,934,154
1.55% due 05/22/18	2,250,000	2,241,020
Wachovia Corp.
5.75% due 02/01/18	5,415,000	5,886,181
Capital One North America/Mclean VA
1.65% due 02/05/18	4,500,000	4,466,141
1.50% due 03/22/18	1,250,000	1,233,133
BNP Paribas S.A.
2.40% due 12/12/18	3,500,000	3,542,140
2.70% due 08/20/18	1,960,000	2,000,354
Wells Fargo & Co.
1.50% due 01/16/18	5,400,000	5,411,912
Deutsche Bank AG
1.88% due 02/13/18	4,500,000	4,486,730
Intesa Sanpaolo SpA
3.88% due 01/16/18	4,100,000	4,221,364
Bank of Montreal
1.40% due 04/10/18	2,350,000	2,335,740
1.45% due 04/09/18	1,500,000	1,493,949
UBS AG
5.75% due 04/25/18	3,494,000	3,792,262
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	2,306,000	2,838,185
5.45% due 02/01/18	250,000	269,826
Bank of New York Mellon Corp.
2.10% due 08/01/18	1,500,000	1,523,055
1.30% due 01/25/18	962,000	957,268
1.35% due 03/06/18	500,000	497,427
Sumitomo Mitsui Banking Corp.
2.50% due 07/19/18	2,100,000	2,122,021
1.75% due 01/16/18	435,000	434,234
1.50% due 01/18/18	250,000	248,060
KeyCorp
2.30% due 12/13/18	2,650,000	2,646,107
BB&T Corp.
2.05% due 06/19/18	1,415,000	1,419,753
1.45% due 01/12/18	1,200,000	1,194,700
HCP, Inc.
6.70% due 01/30/18	2,380,000	2,602,335
State Street Corp.
1.35% due 05/15/18	1,400,000	1,390,344
4.96% due 03/15/18	1,000,000	1,050,997

See notes to financial statements.
92 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Financial – 43.3% (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.70% due 03/19/18	$2,250,000	$2,251,598
American Tower Corp.
4.50% due 01/15/18	2,050,000	2,149,468
MetLife, Inc.
6.82% due 08/15/18	1,900,000	2,147,304
Berkshire Hathaway, Inc.
1.55% due 02/09/18	2,100,000	2,106,241
Svenska Handelsbanken AB
1.63% due 03/21/18	2,100,000	2,098,301
Abbey National Treasury Services plc/United Kingdom
3.05% due 08/23/18	2,000,000	2,059,468
MUFG Union Bank North America
2.63% due 09/26/18	2,000,000	2,028,012
US Bancorp
1.95% due 11/15/18	2,000,000	2,022,214
Simon Property Group, LP
6.13% due 05/30/18	1,810,000	2,017,708
Barclays plc
2.00% due 03/16/18	2,000,000	1,995,320
Jefferies Group LLC
5.13% due 04/13/18	1,670,000	1,753,029
KeyBank North America/Cleveland OH
1.65% due 02/01/18	1,650,000	1,646,436
HBOS plc
6.75% due 05/21/18	1,450,000	1,595,599
Ares Capital Corp.
4.88% due 11/30/18	1,500,000	1,555,760
Branch Banking & Trust Co.
2.30% due 10/15/18	1,500,000	1,521,468
Chubb Corp.
5.75% due 05/15/18	1,360,000	1,490,582
Voya Financial, Inc.
2.90% due 02/15/18	1,450,000	1,479,513
Fifth Third Bancorp
4.50% due 06/01/18	1,360,000	1,439,300
SunTrust Banks, Inc.
2.35% due 11/01/18	1,400,000	1,410,083
Boston Properties, LP
3.70% due 11/15/18	1,300,000	1,351,971
Discover Bank
2.00% due 02/21/18	1,300,000	1,294,244
Regions Financial Corp.
2.00% due 05/15/18	1,250,000	1,245,449
Fifth Third Bank
1.45% due 02/28/18	1,250,000	1,241,439
Intercontinental Exchange, Inc.
2.50% due 10/15/18	1,200,000	1,212,882
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.00% due 02/15/18	1,200,000	1,199,616
Canadian Imperial Bank of Commerce
1.55% due 01/23/18	1,200,000	1,197,042
Regions Bank
7.50% due 05/15/18	1,056,000	1,180,590
Santander Bank North America
8.75% due 05/30/18	1,000,000	1,137,975
Capital One Bank USA North America
2.15% due 11/21/18	1,100,000	1,097,221
American Express Credit Corp.
2.13% due 07/27/18	1,050,000	1,059,153
Air Lease Corp.
2.13% due 01/15/18	1,000,000	987,700
Santander Holdings USA, Inc.
3.45% due 08/27/18	850,000	870,734
Private Export Funding Corp.
1.88% due 07/15/18	738,000	745,971
Royal Bank of Scotland N.V.
4.65% due 06/04/18	700,000	727,843
Travelers Companies, Inc.
5.80% due 05/15/18	560,000	615,653
Societe Generale S.A.
2.63% due 10/01/18	500,000	507,812
Manufacturers & Traders Trust Co.
1.45% due 03/07/18	500,000	494,839
Hartford Financial Services Group, Inc.
6.30% due 03/15/18	100,000	109,645
Total Financial		334,956,393

Consumer, Non-cyclical – 15.0%
PepsiCo, Inc.
5.00% due 06/01/18	5,050,000	5,494,030
7.90% due 11/01/18	2,475,000	2,908,137
AbbVie, Inc.
1.80% due 05/14/18	4,300,000	4,302,249
2.00% due 11/06/18	3,650,000	3,662,574
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	6,950,000	7,643,268
Coca-Cola Co.
1.65% due 11/01/18	3,500,000	3,537,065
1.15% due 04/01/18	2,400,000	2,394,598
1.65% due 03/14/18	1,460,000	1,473,810
Philip Morris International, Inc.
5.65% due 05/16/18	5,555,000	6,106,333
Actavis Funding SCS
2.35% due 03/12/18	6,000,000	6,050,136
Merck & Company, Inc.
1.10% due 01/31/18	3,150,000	3,137,999
1.30% due 05/18/18	2,100,000	2,100,531
UnitedHealth Group, Inc.
6.00% due 02/15/18	2,800,000	3,057,527
1.90% due 07/16/18	2,000,000	2,016,870

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Consumer, Non-cyclical – 15.0% (continued)
Johnson & Johnson
1.65% due 12/05/18	$2,000,000	$2,019,046
5.15% due 07/15/18	1,350,000	1,484,224
Kraft Foods Group, Inc.
6.13% due 08/23/18	2,950,000	3,261,892
Sanofi
1.25% due 04/10/18	3,050,000	3,049,143
Medco Health Solutions, Inc.
7.13% due 03/15/18	2,460,000	2,732,947
Baxter International, Inc.
5.38% due 06/01/18	1,550,000	1,675,942
1.85% due 06/15/18	1,000,000	996,047
Anthem, Inc.
2.30% due 07/15/18	1,700,000	1,714,287
1.88% due 01/15/18	950,000	952,965
Zimmer Biomet Holdings, Inc.
2.00% due 04/01/18	2,526,000	2,521,628
Eli Lilly & Co.
1.25% due 03/01/18	2,450,000	2,446,832
Coca-Cola Femsa SAB de CV
2.37% due 11/26/18	2,300,000	2,300,000
Medtronic, Inc.
1.38% due 04/01/18	2,150,000	2,149,546
Anheuser-Busch InBev Finance, Inc.
1.25% due 01/17/18	2,050,000	2,027,901
Pfizer, Inc.
1.50% due 06/15/18	2,000,000	2,003,336
Kimberly-Clark Corp.
7.50% due 11/01/18	1,700,000	1,979,053
Altria Group, Inc.
9.70% due 11/10/18	1,600,000	1,939,498
ConAgra Foods, Inc.
1.90% due 01/25/18	1,900,000	1,891,777
Procter & Gamble Co.
1.60% due 11/15/18	1,500,000	1,514,579
Boston Scientific Corp.
2.65% due 10/01/18	1,500,000	1,512,704
Stryker Corp.
1.30% due 04/01/18	1,500,000	1,490,412
Zoetis, Inc.
1.88% due 02/01/18	1,500,000	1,488,357
Perrigo Company plc
2.30% due 11/08/18	1,350,000	1,333,788
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/18	1,200,000	1,333,763
Anheuser-Busch Companies LLC
5.50% due 01/15/18	1,200,000	1,289,941
CR Bard, Inc.
1.38% due 01/15/18	1,300,000	1,286,058
Sysco Corp.
5.25% due 02/12/18	1,150,000	1,237,270
Archer-Daniels-Midland Co.
5.45% due 03/15/18	1,134,000	1,226,195
Edwards Lifesciences Corp.
2.88% due 10/15/18	1,130,000	1,145,203
Mylan, Inc.
2.60% due 06/24/18	1,150,000	1,142,124
Humana, Inc.
7.20% due 06/15/18	1,000,000	1,126,217
Mondelez International, Inc.
6.13% due 02/01/18	1,025,000	1,118,891
Biogen, Inc.
6.88% due 03/01/18	1,000,000	1,108,344
Diageo Capital plc
1.13% due 04/29/18	1,000,000	994,642
Amgen, Inc.
6.15% due 06/01/18	900,000	990,691
Pharmacia Corp.
6.50% due 12/01/18	850,000	962,014
Total System Services, Inc.
2.38% due 06/01/18	900,000	898,427
Danaher Corp.
5.63% due 01/15/18	800,000	866,173
McKesson Corp.
1.40% due 03/15/18	650,000	643,864
Reynolds American, Inc.
2.30% due 06/12/18	500,000	506,717
Total Consumer, Non-cyclical		116,247,565

Energy – 8.3%
Chevron Corp.
1.72% due 06/24/18	5,050,000	5,073,931
1.37% due 03/02/18	3,500,000	3,494,736
Shell International Finance BV
1.90% due 08/10/18	3,800,000	3,836,632
2.00% due 11/15/18	3,400,000	3,428,040
BP Capital Markets plc
1.67% due 02/13/18	2,500,000	2,496,228
1.38% due 05/10/18	1,800,000	1,788,010
2.24% due 09/26/18	1,500,000	1,515,984
TransCanada PipeLines Ltd.
6.50% due 08/15/18	2,860,000	3,181,184
Total Capital S.A.
2.13% due 08/10/18	3,000,000	3,041,853
Exxon Mobil Corp.
1.31% due 03/06/18	3,000,000	3,003,096
Suncor Energy, Inc.
6.10% due 06/01/18	2,175,000	2,374,691
Nabors Industries, Inc.
6.15% due 02/15/18	2,200,000	2,280,982
Kinder Morgan Energy Partners, LP
5.95% due 02/15/18	2,220,000	2,276,479

See notes to financial statements.
94 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Energy – 8.3% (continued)
Total Capital Canada Ltd.
1.45% due 01/15/18	$2,050,000	$2,048,620
Transocean, Inc.
6.00% due 03/15/181	2,060,000	1,977,600
Baker Hughes, Inc.
7.50% due 11/15/18	1,650,000	1,893,182
Devon Energy Corp.
2.25% due 12/15/18	1,700,000	1,690,606
Energy Transfer Partners, LP
6.70% due 07/01/18	1,453,000	1,562,748
Petro-Canada
6.05% due 05/15/18	1,423,000	1,547,147
Petroleos Mexicanos
5.75% due 03/01/18	1,450,000	1,537,334
Canadian Natural Resources Ltd.
1.75% due 01/15/18	1,455,000	1,429,872
Marathon Oil Corp.
5.90% due 03/15/18	1,320,000	1,411,793
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.88% due 02/15/23	1,596,000	1,296,750
Southwestern Energy Co.
7.50% due 02/01/18	1,279,000	1,254,846
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
6.50% due 05/01/18	1,070,000	1,144,136
Equities Corp.
6.50% due 04/01/18	1,000,000	1,064,428
Weatherford International Ltd.
6.00% due 03/15/18	1,100,000	1,047,090
Spectra Energy Partners, LP
2.95% due 09/25/18	1,000,000	1,001,332
ConocoPhillips Co.
1.50% due 05/15/18	1,000,000	994,685
Spectra Energy Capital LLC
6.20% due 04/15/18	900,000	957,789
Enterprise Products Operating LLC
1.65% due 05/07/18	900,000	888,855
ConocoPhillips
5.20% due 05/15/18	786,000	850,448
Occidental Petroleum Corp.
1.50% due 02/15/18	650,000	647,711
Total Energy		64,038,818

Consumer, Cyclical – 8.0%
Ford Motor Credit Company LLC
5.00% due 05/15/18	4,200,000	4,435,738
2.38% due 01/16/18	2,750,000	2,757,081
2.88% due 10/01/18	2,250,000	2,267,606
2.24% due 06/15/18	2,000,000	1,989,514
2.15% due 01/09/18	1,600,000	1,592,987
Wal-Mart Stores, Inc.
5.80% due 02/15/18	3,770,000	4,142,283
1.95% due 12/15/18	3,400,000	3,460,755
1.13% due 04/11/18	1,850,000	1,847,314
Toyota Motor Credit Corp.
2.00% due 10/24/18	4,000,000	4,043,628
1.38% due 01/10/18	2,650,000	2,650,087
1.45% due 01/12/18	1,500,000	1,500,317
1.55% due 07/13/18	300,000	300,317
CVS Health Corp.
2.25% due 12/05/18	4,400,000	4,446,829
1.90% due 07/20/18	2,000,000	2,012,538
Home Depot, Inc.
2.25% due 09/10/18	3,800,000	3,901,221
General Motors Financial Company, Inc.
2.40% due 04/10/18	2,000,000	1,992,312
3.25% due 05/15/18	1,750,000	1,767,773
General Motors Co.
3.50% due 10/02/18	3,350,000	3,406,749
American Honda Finance Corp.
2.13% due 10/10/18	3,162,000	3,198,278
McDonald's Corp.
5.35% due 03/01/18	2,770,000	2,986,431
Target Corp.
6.00% due 01/15/18	2,350,000	2,575,414
Nordstrom, Inc.
6.25% due 01/15/18	1,230,000	1,345,679
Staples, Inc.
2.75% due 01/12/18	1,100,000	1,108,758
Best Buy Company, Inc.
5.00% due 08/01/18	1,050,000	1,097,250
PACCAR Financial Corp.
1.45% due 03/09/18	500,000	498,077
Yum! Brands, Inc.
6.25% due 03/15/18	450,000	482,536
Total Consumer, Cyclical		61,807,472

Communications – 7.3%
AT&T, Inc.
5.50% due 02/01/18	4,325,000	4,676,692
2.38% due 11/27/18	4,100,000	4,158,138
5.60% due 05/15/18	2,900,000	3,166,803
Verizon Communications, Inc.
3.65% due 09/14/18	5,600,000	5,906,201
6.10% due 04/15/18	1,488,000	1,639,545
5.50% due 02/15/18	1,300,000	1,407,947
Time Warner Cable, Inc.
6.75% due 07/01/18	4,925,000	5,432,516
Rogers Communications, Inc.
6.80% due 08/15/18	4,200,000	4,724,744

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Communications – 7.3% (continued)
Vodafone Group plc
1.50% due 02/19/18	$2,250,000	$2,242,737
4.63% due 07/15/18	2,000,000	2,126,250
Comcast Corp.
5.88% due 02/15/18	2,200,000	2,408,052
5.70% due 05/15/18	1,500,000	1,649,420
Cisco Systems, Inc.
1.65% due 06/15/18	2,500,000	2,516,143
Telefonica Emisiones SAU
3.19% due 04/27/18	2,300,000	2,355,837
British Telecommunications plc
5.95% due 01/15/18	1,981,000	2,151,841
Deutsche Telekom International Finance BV
6.75% due 08/20/18	1,450,000	1,627,287
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
1.75% due 01/15/18	1,550,000	1,547,861
Thomson Reuters Corp.
6.50% due 07/15/18	1,380,000	1,530,660
Historic TW, Inc.
6.88% due 06/15/18	1,250,000	1,404,385
Expedia, Inc.
7.46% due 08/15/181	1,100,000	1,239,446
Viacom, Inc.
2.50% due 09/01/18	900,000	901,169
Telecom Italia Capital S.A.
7.00% due 06/04/18	700,000	766,500
GTE Corp.
6.84% due 04/15/18	500,000	557,112
Total Communications		56,137,286

Technology – 6.0%
International Business Machines Corp.
7.63% due 10/15/18	4,050,000	4,709,939
1.13% due 02/06/18	3,500,000	3,482,458
1.25% due 02/08/181	1,500,000	1,496,802
Apple, Inc.
1.00% due 05/03/18	7,900,000	7,858,367
Oracle Corp.
5.75% due 04/15/18	5,460,000	6,005,776
EMC Corp.
1.88% due 06/01/18	5,600,000	5,435,948
Microsoft Corp.
1.63% due 12/06/18	3,100,000	3,122,946
Xerox Corp.
6.35% due 05/15/18	2,710,000	2,902,654
Computer Sciences Corp.
6.50% due 03/15/18	2,105,000	2,297,934
QUALCOMM, Inc.
1.40% due 05/18/18	2,100,000	2,079,527
Broadcom Corp.
2.70% due 11/01/18	1,750,000	1,770,879
Seagate HDD Cayman
3.75% due 11/15/18	1,500,000	1,505,682
Altera Corp.
2.50% due 11/15/18	1,350,000	1,369,143
Texas Instruments, Inc.
1.00% due 05/01/18	1,200,000	1,184,009
Maxim Integrated Products, Inc.
2.50% due 11/15/18	900,000	901,892
Total Technology		46,123,956

Industrial – 4.7%
John Deere Capital Corp.
1.95% due 12/13/18	2,150,000	2,167,047
5.75% due 09/10/18	1,800,000	1,986,811
5.35% due 04/03/18	900,000	973,409
Koninklijke Philips N.V.
5.75% due 03/11/18	3,320,000	3,580,417
Caterpillar, Inc.
7.90% due 12/15/18	2,750,000	3,232,334
United Parcel Service, Inc.
5.50% due 01/15/18	2,550,000	2,776,152
Caterpillar Financial Services Corp.
5.45% due 04/15/18	1,580,000	1,719,609
7.05% due 10/01/18	900,000	1,025,741
Honeywell International, Inc.
5.30% due 03/01/18	1,860,000	2,019,867
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	1,725,000	1,924,167
Precision Castparts Corp.
1.25% due 01/15/18	1,800,000	1,794,859
CRH America, Inc.
8.13% due 07/15/18	1,500,000	1,720,005
Roper Technologies, Inc.
2.05% due 10/01/18	1,650,000	1,640,917
Northrop Grumman Corp.
1.75% due 06/01/18	1,600,000	1,595,709
Republic Services, Inc.
3.80% due 05/15/18	1,414,000	1,473,468
CSX Corp.
6.25% due 03/15/18	1,320,000	1,451,214
Waste Management, Inc.
6.10% due 03/15/18	1,200,000	1,318,349
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	1,035,000	1,130,023
Thermo Fisher Scientific, Inc.
1.85% due 01/15/18	1,050,000	1,048,538
Norfolk Southern Corp.
5.75% due 04/01/18	925,000	1,005,548
Harris Corp.
2.00% due 04/27/18	800,000	790,052
Total Industrial		36,374,236

See notes to financial statements.
96 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Utilities – 3.3%
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/18	$1,920,000	$2,093,988
7.13% due 12/01/18	1,650,000	1,895,556
Pacific Gas & Electric Co.
8.25% due 10/15/18	1,815,000	2,119,893
NiSource Finance Corp.
6.40% due 03/15/18	1,531,000	1,680,199
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,500,000	1,633,256
Dominion Resources, Inc.
6.40% due 06/15/18	1,150,000	1,270,969
1.90% due 06/15/18	300,000	298,958
FirstEnergy Corp.
2.75% due 03/15/18	1,300,000	1,306,241
PECO Energy Co.
5.35% due 03/01/18	1,200,000	1,296,931
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	1,000,000	1,116,390
Commonwealth Edison Co.
5.80% due 03/15/18	1,020,000	1,112,549
Duke Energy Corp.
2.10% due 06/15/18	1,100,000	1,109,548
Nevada Power Co.
6.50% due 08/01/18	987,000	1,101,234
Northern States Power Co.
5.25% due 03/01/18	985,000	1,063,157
Duke Energy Carolinas LLC
7.00% due 11/15/18	867,000	995,575
PacifiCorp
5.65% due 07/15/18	900,000	986,050
Duke Energy Florida LLC
5.65% due 06/15/18	900,000	985,280
Sempra Energy
6.15% due 06/15/18	843,000	924,683
Virginia Electric & Power Co.
5.40% due 04/30/18	820,000	891,568
Southern Co.
2.45% due 09/01/18	800,000	808,019
TransAlta Corp.
6.65% due 05/15/18	750,000	787,486
Total Utilities		25,477,530

Basic Materials – 3.1%
Rio Tinto Finance USA Ltd.
6.50% due 07/15/18	4,450,000	4,892,210
Rio Tinto Finance USA plc
2.25% due 12/14/18	3,800,000	3,772,203
EI du Pont de Nemours & Co.
6.00% due 07/15/18	3,410,000	3,758,938
Freeport-McMoRan, Inc.
2.38% due 03/15/18	3,400,000	2,908,462
CF Industries, Inc.
6.88% due 05/01/18	1,480,000	1,625,352
Nucor Corp.
5.85% due 06/01/18	1,475,000	1,584,907
Alcoa, Inc.
6.75% due 07/15/18	1,390,000	1,500,324
Barrick North America Finance LLC
6.80% due 09/15/18	1,200,000	1,291,214
Goldcorp, Inc.
2.13% due 03/15/18	1,050,000	1,033,148
Teck Resources Ltd.
2.50% due 02/01/181	1,000,000	785,000
International Paper Co.
7.95% due 06/15/18	400,000	456,516
Total Basic Materials		23,608,274
Total Corporate Bonds
(Cost $766,241,168)		764,771,530

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 – 1.1%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1133%	8,432,585	$8,432,585
Total Securities Lending Collateral
(Cost $8,432,585)		8,432,585

Total Investments – 100.1%
(Cost $774,673,753)		$773,204,115

Other Assets & Liabilities, net – (0.1)%		(610,749)
Total Net Assets – 100.0%		$772,593,366

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2015 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 97

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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	78.1%
Canada	7.0%
United Kingdom	4.0%
Switzerland	2.4%
Netherlands	2.0%
France	1.6%
Luxembourg	0.9%
Other	4.0%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$764,771,530	$—	$764,771,530
Securities Lending Collateral	8,432,585	—	—	8,432,585
Total Assets	$8,432,585	$764,771,530	$—	$773,204,115
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
98 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8%
Financial – 41.2%
Morgan Stanley
5.63% due 09/23/19	$3,600,000	$4,008,874
7.30% due 05/13/19	3,350,000	3,903,259
2.38% due 07/23/19	3,700,000	3,725,952
2.50% due 01/24/19	3,350,000	3,404,803
Bank of America Corp.
2.60% due 01/15/19	4,400,000	4,451,365
7.63% due 06/01/19	3,450,000	4,045,949
2.65% due 04/01/19	3,500,000	3,542,616
5.49% due 03/15/19	1,100,000	1,199,055
Goldman Sachs Group, Inc.
7.50% due 02/15/19	4,250,000	4,949,974
2.55% due 10/23/19	3,750,000	3,788,018
2.63% due 01/31/19	3,000,000	3,055,359
JPMorgan Chase & Co.
6.30% due 04/23/19	4,250,000	4,820,783
2.35% due 01/28/19	3,000,000	3,033,897
2.20% due 10/22/19	2,600,000	2,604,498
Citigroup, Inc.
2.50% due 07/29/19	3,500,000	3,532,967
2.55% due 04/08/19	3,400,000	3,443,109
8.50% due 05/22/19	1,500,000	1,805,102
Credit Suisse AG NY
2.30% due 05/28/19	4,200,000	4,221,633
5.30% due 08/13/19	2,550,000	2,837,892
Bank of New York Mellon Corp.
2.30% due 09/11/19	2,000,000	2,020,015
2.10% due 01/15/19	1,500,000	1,512,270
5.45% due 05/15/19	950,000	1,060,951
2.20% due 05/15/19	950,000	957,557
Barclays Bank plc
2.50% due 02/20/19	3,000,000	3,033,915
6.75% due 05/22/19	1,900,000	2,183,868
General Electric Capital Corp.
6.00% due 08/07/19	2,250,000	2,569,495
2.30% due 01/14/19	1,650,000	1,679,037
Royal Bank of Canada
2.15% due 03/15/19	2,000,000	2,015,826
2.20% due 09/23/19	2,000,000	2,014,476
Wells Fargo & Co.
2.15% due 01/15/19	2,000,000	2,013,368
2.13% due 04/22/19	2,000,000	2,012,090
Simon Property Group, LP
5.65% due 02/01/20	1,520,000	1,713,405
2.20% due 02/01/19	1,000,000	1,007,184
10.35% due 04/01/19	750,000	927,611
Deutsche Bank AG
2.50% due 02/13/19	3,550,000	3,586,146
Toronto-Dominion Bank
2.25% due 11/05/19	2,000,000	2,010,744
2.13% due 07/02/19	1,500,000	1,506,206
American Express Credit Corp.
2.25% due 08/15/19	2,000,000	2,005,125
2.13% due 03/18/19	1,500,000	1,503,527
Bank of Nova Scotia
2.13% due 09/11/19	2,000,000	2,004,608
2.05% due 06/05/19	1,500,000	1,496,405
Barclays plc
2.75% due 11/08/19	3,450,000	3,459,601
PNC Bank North America
2.25% due 07/02/19	2,000,000	2,007,399
2.20% due 01/28/19	1,250,000	1,257,733
Svenska Handelsbanken AB
2.50% due 01/25/19	3,000,000	3,054,443
UBS AG/Stamford CT
2.38% due 08/14/19	3,000,000	3,015,423
HSBC USA, Inc.
2.38% due 11/13/19	1,400,000	1,402,017
2.25% due 06/23/19	1,350,000	1,351,559
BB&T Corp.
2.25% due 02/01/19	1,244,000	1,250,853
6.85% due 04/30/19	500,000	573,156
5.25% due 11/01/19	500,000	549,989
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25% due 01/14/19	2,350,000	2,370,067
US Bank North America/Cincinnati OH
2.13% due 10/28/19	2,225,000	2,234,269
BlackRock, Inc.
5.00% due 12/10/19	1,950,000	2,168,148
Royal Bank of Scotland Group plc
6.40% due 10/21/19	1,900,000	2,128,931
MetLife, Inc.
7.72% due 02/15/19	1,800,000	2,117,182
US Bancorp
2.20% due 04/25/19	2,000,000	2,020,229
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	2,000,000	2,014,382
Capital One North America/Mclean VA
2.40% due 09/05/19	1,900,000	1,886,650
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	1,000,000	1,003,524
2.25% due 07/25/19	700,000	698,132
American Tower Corp.
3.40% due 02/15/19	1,500,000	1,544,316
Bank of Montreal
2.38% due 01/25/19	1,500,000	1,519,683
BPCE S.A.
2.50% due 07/15/19	1,500,000	1,513,988
Synchrony Financial
3.00% due 08/15/19	1,500,000	1,508,291
Lloyds Bank plc
2.35% due 09/05/19	1,500,000	1,504,109
Icahn Enterprises Limited Partnership / Icahn
Enterprises Finance Corp.
4.88% due 03/15/19	1,500,000	1,503,750

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 99

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BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Financial – 41.2% (continued)
American International Group, Inc.
2.30% due 07/16/19	$1,500,000	$1,501,341
Boston Properties, LP
5.88% due 10/15/19	1,250,000	1,401,679
National City Corp.
6.88% due 05/15/19	1,150,000	1,309,904
Abbey National Treasury Services plc/United Kingdom
2.35% due 09/10/19	1,250,000	1,251,859
Jefferies Group LLC
8.50% due 07/15/19	969,000	1,138,508
Private Export Funding Corp.
4.38% due 03/15/19	1,000,000	1,081,783
Nomura Holdings, Inc.
2.75% due 03/19/19	1,000,000	1,012,017
BNP Paribas S.A.
2.45% due 03/17/19	1,000,000	1,010,065
Capital One Financial Corp.
2.45% due 04/24/19	1,000,000	1,009,045
SunTrust Banks, Inc.
2.50% due 05/01/19	1,000,000	1,008,452
Fifth Third Bank/Cincinnati OH
2.38% due 04/25/19	1,000,000	1,006,358
KeyBank North America/Cleveland OH
2.50% due 12/15/19	1,000,000	1,004,444
Citizens Bank North America/Providence RI
2.45% due 12/04/19	1,000,000	987,017
Prudential Financial, Inc.
7.38% due 06/15/19	800,000	934,844
Berkshire Hathaway, Inc.
2.10% due 08/14/19	900,000	910,865
Huntington National Bank
2.20% due 04/01/19	900,000	894,215
Realty Income Corp.
6.75% due 08/15/19	774,000	883,923
PNC Funding Corp.
6.70% due 06/10/19	700,000	807,101
Air Lease Corp.
3.38% due 01/15/191	770,000	781,550
American Express Co.
8.13% due 05/20/19	650,000	776,213
Welltower, Inc.
4.13% due 04/01/19	600,000	629,579
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.00% due 04/30/19	600,000	627,422
Weyerhaeuser Co.
7.38% due 10/01/19	500,000	580,255
TD Ameritrade Holding Corp.
5.60% due 12/01/19	500,000	561,892
Travelers Companies, Inc.
5.90% due 06/02/19	450,000	509,099
MasterCard, Inc.
2.00% due 04/01/19	500,000	504,879
Fifth Third Bancorp
2.30% due 03/01/19	500,000	503,166
MUFG Union Bank North America
2.25% due 05/06/19	400,000	400,806
Lincoln National Corp.
8.75% due 07/01/19	328,000	397,782
Capital One Bank USA North America
8.80% due 07/15/19	315,000	378,014
ACE INA Holdings, Inc.
5.90% due 06/15/19	200,000	226,149
Total Financial		178,896,984

Consumer, Non-cyclical – 15.1%
Pfizer, Inc.
6.20% due 03/15/19	4,050,000	4,587,049
2.10% due 05/15/19	1,750,000	1,773,501
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	3,150,000	3,667,731
6.88% due 11/15/19	2,195,000	2,555,314
Becton Dickinson and Co.
6.38% due 08/01/19	1,700,000	1,927,165
2.68% due 12/15/19	1,500,000	1,520,048
5.00% due 05/15/19	950,000	1,033,688
Novartis Securities Investment Ltd.
5.13% due 02/10/19	3,950,000	4,358,923
Amgen, Inc.
2.20% due 05/22/19	2,250,000	2,250,394
5.70% due 02/01/19	985,000	1,092,669
Procter & Gamble Co.
4.70% due 02/15/19	1,730,000	1,896,322
1.90% due 11/01/19	1,400,000	1,409,946
Unilever Capital Corp.
4.80% due 02/15/19	1,500,000	1,643,637
2.20% due 03/06/19	1,000,000	1,016,124
HCA, Inc.
3.75% due 03/15/19	1,750,000	1,771,875
4.25% due 10/15/19	750,000	764,063
General Mills, Inc.
5.65% due 02/15/19	1,200,000	1,330,789
2.20% due 10/21/19	1,000,000	1,003,661
Anheuser-Busch InBev Finance, Inc.
2.15% due 02/01/19	1,900,000	1,907,938
Altria Group, Inc.
9.25% due 08/06/19	1,457,000	1,791,425
Express Scripts Holding Co.
7.25% due 06/15/19	1,000,000	1,163,229
2.25% due 06/15/19	500,000	497,960
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	1,450,000	1,608,732
Johnson & Johnson
1.88% due 12/05/19	1,500,000	1,517,622

See notes to financial statements.
100 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Consumer, Non-cyclical – 15.1% (continued)
UnitedHealth Group, Inc.
1.63% due 03/15/19	$950,000	$944,488
2.30% due 12/15/19	500,000	505,949
Celgene Corp.
2.25% due 05/15/19	1,300,000	1,300,325
AstraZeneca plc
1.95% due 09/18/19	1,200,000	1,203,086
Tyson Foods, Inc.
2.65% due 08/15/19	1,100,000	1,108,722
McKesson Corp.
2.28% due 03/15/19	1,100,000	1,102,597
PepsiCo, Inc.
2.25% due 01/07/19	1,050,000	1,065,569
Reynolds American, Inc.
8.13% due 06/23/192	900,000	1,061,758
Abbott Laboratories
5.13% due 04/01/19	950,000	1,051,712
Gilead Sciences, Inc.
2.05% due 04/01/19	1,000,000	1,003,888
Mondelez International, Inc.
2.25% due 02/01/19	933,000	938,631
Anthem, Inc.
2.25% due 08/15/19	800,000	800,809
7.00% due 02/15/19	100,000	113,179
Eli Lilly & Co.
1.95% due 03/15/19	900,000	910,480
Philip Morris International, Inc.
1.88% due 01/15/19	900,000	903,802
Bottling Group LLC
5.13% due 01/15/19	800,000	881,139
ADT Corp.
4.13% due 04/15/191	750,000	766,875
Danaher Corp.
5.40% due 03/01/19	600,000	665,291
Kroger Co.
2.30% due 01/15/19	650,000	655,255
Baxter International, Inc.
4.50% due 08/15/19	600,000	643,150
Kellogg Co.
4.15% due 11/15/19	575,000	612,370
Mead Johnson Nutrition Co.
4.90% due 11/01/19	550,000	595,313
Zimmer Biomet Holdings, Inc.
4.63% due 11/30/19	500,000	537,119
Bristol-Myers Squibb Co.
1.75% due 03/01/19	500,000	498,782
Actavis Funding SCS
2.45% due 06/15/19	500,000	498,684
Princeton University
4.95% due 03/01/19	450,000	492,381
Mylan, Inc.
2.55% due 03/28/19	500,000	490,637
Colgate-Palmolive Co.
1.75% due 03/15/19	403,000	405,271
Total Consumer, Non-cyclical		65,847,067

Energy – 10.7%
Chevron Corp.
4.95% due 03/03/19	2,250,000	2,479,721
2.19% due 11/15/19	800,000	806,985
ConocoPhillips
5.75% due 02/01/19	2,880,000	3,204,881
Shell International Finance BV
4.30% due 09/22/19	2,700,000	2,914,351
BP Capital Markets plc
4.75% due 03/10/19	1,350,000	1,463,847
2.24% due 05/10/19	1,400,000	1,402,103
Exxon Mobil Corp.
1.82% due 03/15/19	2,300,000	2,314,347
Enterprise Products Operating LLC
6.50% due 01/31/19	1,050,000	1,165,754
2.55% due 10/15/19	1,100,000	1,087,984
Total Capital International S.A.
2.13% due 01/10/19	1,400,000	1,416,615
2.10% due 06/19/19	600,000	604,433
Kinder Morgan, Inc.
3.05% due 12/01/19	2,000,000	1,835,425
Kinder Morgan Energy Partners, LP
2.65% due 02/01/19	1,050,000	968,961
9.00% due 02/01/19	700,000	772,904
Cenovus Energy, Inc.
5.70% due 10/15/19	1,598,000	1,727,278
Devon Energy Corp.
6.30% due 01/15/19	1,550,000	1,711,975
Noble Energy, Inc.
8.25% due 03/01/19	1,425,000	1,642,599
TransCanada PipeLines Ltd.
7.13% due 01/15/19	1,410,000	1,612,584
Husky Energy, Inc.
7.25% due 12/15/19	1,190,000	1,343,074
Halliburton Co.
6.15% due 09/15/19	1,123,000	1,274,684
Weatherford International Ltd.
9.63% due 03/01/19	1,245,000	1,262,119
Hess Corp.
8.13% due 02/15/19	1,069,000	1,233,908
Talisman Energy, Inc.
7.75% due 06/01/19	1,050,000	1,140,471
Anadarko Petroleum Corp.
8.70% due 03/15/19	950,000	1,113,045

See notes to financial statements.
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BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Energy – 10.7% (continued)
EOG Resources, Inc.
5.63% due 06/01/19	$950,000	$1,055,011
Valero Energy Corp.
9.38% due 03/15/19	800,000	963,945
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
2.60% due 12/15/19	1,000,000	956,237
EQT Corp.
8.13% due 06/01/19	800,000	912,826
Magellan Midstream Partners, LP
6.55% due 07/15/19	775,000	861,533
Encana Corp.
6.50% due 05/15/19	700,000	750,462
Enbridge Energy Partners, LP
9.88% due 03/01/19	640,000	742,291
ONEOK Partners, LP
8.63% due 03/01/19	625,000	709,809
Rowan Companies, Inc.
7.88% due 08/01/19	700,000	706,762
Spectra Energy Capital LLC
8.00% due 10/01/19	600,000	687,044
SESI LLC
6.38% due 05/01/19	694,000	676,650
Pride International, Inc.
8.50% due 06/15/191	650,000	667,891
Diamond Offshore Drilling, Inc.
5.88% due 05/01/191	450,000	461,452
Total Energy		46,651,961

Communications – 9.6%
Cisco Systems, Inc.
4.95% due 02/15/19	3,250,000	3,574,773
2.13% due 03/01/19	1,700,000	1,722,768
Time Warner Cable, Inc.
8.25% due 04/01/19	2,530,000	2,930,949
8.75% due 02/14/19	1,800,000	2,105,298
AT&T, Inc.
5.80% due 02/15/19	3,350,000	3,727,377
2.30% due 03/11/191	1,200,000	1,217,443
Verizon Communications, Inc.
6.35% due 04/01/19	1,950,000	2,217,555
2.55% due 06/17/19	1,000,000	1,017,629
Orange S.A.
5.38% due 07/08/19	1,700,000	1,884,957
2.75% due 02/06/19	600,000	612,747
Amazon.com, Inc.
2.60% due 12/05/19	1,800,000	1,839,744
Walt Disney Co.
5.50% due 03/15/19	850,000	952,792
1.85% due 05/30/19	800,000	804,297
eBay, Inc.
2.20% due 08/01/19	1,700,000	1,685,761
Vodafone Group plc
5.45% due 06/10/19	1,400,000	1,554,094
Telefonica Emisiones SAU
5.88% due 07/15/19	1,300,000	1,445,045
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.88% due 10/01/19	1,100,000	1,239,791
Telecom Italia Capital S.A.
7.18% due 06/18/19	1,050,000	1,189,650
21st Century Fox America, Inc.
6.90% due 03/01/19	1,000,000	1,142,857
Deutsche Telekom International Finance BV
6.00% due 07/08/19	1,000,000	1,125,986
British Telecommunications plc
2.35% due 02/14/19	900,000	904,090
Omnicom Group, Inc.
6.25% due 07/15/19	778,000	877,281
America Movil SAB de CV
5.00% due 10/16/19	800,000	869,444
Comcast Corp.
5.70% due 07/01/19	750,000	848,389
Discovery Communications LLC
5.63% due 08/15/19	750,000	819,605
Time Warner, Inc.
2.10% due 06/01/19	800,000	797,774
Scripps Networks Interactive, Inc.
2.75% due 11/15/19	800,000	789,573
CBS Corp.
2.30% due 08/15/19	700,000	696,895
Viacom, Inc.
5.63% due 09/15/19	600,000	659,225
Thomson Reuters Corp.
4.70% due 10/15/19	600,000	647,567
Total Communications		41,901,356

Industrial – 6.3%
Caterpillar Financial Services Corp.
7.15% due 02/15/19	1,350,000	1,565,819
2.10% due 06/09/19	1,200,000	1,202,669
2.25% due 12/01/19	600,000	602,977
United Technologies Corp.
6.13% due 02/01/19	1,650,000	1,852,331
John Deere Capital Corp.
2.30% due 09/16/19	1,200,000	1,202,528
2.25% due 04/17/19	500,000	505,373
Illinois Tool Works, Inc.
6.25% due 04/01/19	1,000,000	1,138,843
1.95% due 03/01/19	500,000	501,977
L-3 Communications Corp.
5.20% due 10/15/19	1,500,000	1,596,257

See notes to financial statements.
102 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Industrial – 6.3% (continued)
Lockheed Martin Corp.
4.25% due 11/15/19	$1,250,000	$1,345,839
United Parcel Service, Inc.
5.13% due 04/01/19	1,100,000	1,223,281
Honeywell International, Inc.
5.00% due 02/15/19	1,100,000	1,212,120
FedEx Corp.
8.00% due 01/15/19	1,000,000	1,175,097
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	1,150,000	1,154,888
Burlington Northern Santa Fe LLC
4.70% due 10/01/19	1,050,000	1,143,457
Deere & Co.
4.38% due 10/16/19	1,000,000	1,085,116
Republic Services, Inc.
5.50% due 09/15/19	950,000	1,051,238
CSX Corp.
7.38% due 02/01/19	800,000	922,936
Boeing Co.
6.00% due 03/15/19	800,000	906,774
Norfolk Southern Corp.
5.90% due 06/15/19	800,000	897,365
Boeing Capital Corp.
4.70% due 10/27/19	750,000	829,392
Emerson Electric Co.
4.88% due 10/15/19	750,000	828,303
Canadian National Railway Co.
5.55% due 03/01/19	700,000	773,311
Northrop Grumman Corp.
5.05% due 08/01/19	700,000	764,141
Amphenol Corp.
2.55% due 01/30/19	730,000	734,729
3M Co.
1.63% due 06/15/19	500,000	500,531
Roper Technologies, Inc.
6.25% due 09/01/19	435,000	485,750
Total Industrial		27,203,042

Technology – 4.7%
Oracle Corp.
5.00% due 07/08/19	3,111,000	3,445,669
2.25% due 10/08/19	2,250,000	2,280,346
2.38% due 01/15/19	1,500,000	1,529,033
International Business Machines Corp.
8.38% due 11/01/19	1,800,000	2,226,765
1.95% due 02/12/19	1,500,000	1,508,933
1.88% due 05/15/19	400,000	400,365
Apple, Inc.
2.10% due 05/06/19	2,800,000	2,844,030
Xerox Corp.
5.63% due 12/15/19	1,700,000	1,819,557
2.75% due 03/15/19	400,000	390,909
Microsoft Corp.
4.20% due 06/01/19	1,450,000	1,578,866
CA, Inc.
5.38% due 12/01/19	1,200,000	1,302,752
Texas Instruments, Inc.
1.65% due 08/03/19	800,000	793,522
Xilinx, Inc.
2.13% due 03/15/19	510,000	507,167
Total Technology		20,627,914

Consumer, Cyclical – 4.4%
Ford Motor Credit Company LLC
2.38% due 03/12/19	1,750,000	1,726,598
2.60% due 11/04/19	1,500,000	1,479,797
Toyota Motor Credit Corp.
2.10% due 01/17/19	1,700,000	1,717,660
2.13% due 07/18/19	1,457,000	1,467,779
Costco Wholesale Corp.
1.70% due 12/15/19	1,800,000	1,793,857
Walgreens Boots Alliance, Inc.
2.70% due 11/18/19	1,750,000	1,755,927
American Honda Finance Corp.
2.25% due 08/15/19	1,250,000	1,260,331
Home Depot, Inc.
2.00% due 06/15/19	1,100,000	1,114,204
CVS Health Corp.
2.25% due 08/12/19	800,000	804,657
6.60% due 03/15/19	200,000	227,886
Target Corp.
2.30% due 06/26/19	1,000,000	1,019,109
General Motors Financial Company, Inc.
3.50% due 07/10/19	1,000,000	1,009,620
Mattel, Inc.
2.35% due 05/06/19	900,000	900,896
Lowe's Companies, Inc.
4.63% due 04/15/20	800,000	875,430
Marriott International, Inc.
3.00% due 03/01/19	800,000	815,646
Wal-Mart Stores, Inc.
4.13% due 02/01/19	600,000	647,366
Walgreen Co.
5.25% due 01/15/19	276,000	297,733
Total Consumer, Cyclical		18,914,496

Basic Materials – 4.0%
Dow Chemical Co.
8.55% due 05/15/19	3,150,000	3,768,141
LyondellBasell Industries N.V.
5.00% due 04/15/19	2,900,000	3,117,788

See notes to financial statements.
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BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Basic Materials – 4.0% (continued)
Rio Tinto Finance USA Ltd.
9.00% due 05/01/19	$1,800,000	$2,161,125
Praxair, Inc.
4.50% due 08/15/19	1,325,000	1,441,895
Newmont Mining Corp.
5.13% due 10/01/19	1,300,000	1,371,233
Alcoa, Inc.
5.72% due 02/23/19	1,050,000	1,107,540
Lubrizol Corp.
8.88% due 02/01/19	804,000	967,038
Monsanto Co.
2.13% due 07/15/19	800,000	793,566
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	650,000	737,902
EI du Pont de Nemours & Co.
5.75% due 03/15/19	600,000	664,393
Agrium, Inc.
6.75% due 01/15/19	500,000	562,368
Barrick Gold Corp.
6.95% due 04/01/19	390,000	424,182
Teck Resources Ltd.
3.00% due 03/01/191	600,000	406,875
Total Basic Materials		17,524,046

Utilities – 2.8%
Dominion Resources, Inc.
5.20% due 08/15/19	1,100,000	1,205,400
2.50% due 12/01/19	800,000	799,678
Sempra Energy
9.80% due 02/15/19	900,000	1,097,375
Exelon Generation Company LLC
5.20% due 10/01/19	900,000	975,305
NiSource Finance Corp.
6.80% due 01/15/19	850,000	960,089
Nevada Power Co.
7.13% due 03/15/19	800,000	921,210
Duke Energy Progress LLC
5.30% due 01/15/19	763,000	845,270
NextEra Energy Capital Holdings, Inc.
6.00% due 03/01/19	700,000	771,245
Duke Energy Corp.
5.05% due 09/15/19	700,000	765,412
Entergy Texas, Inc.
7.13% due 02/01/19	650,000	741,082
MidAmerican Energy Co.
2.40% due 03/15/19	700,000	706,879
Xcel Energy, Inc.
4.70% due 05/15/20	625,000	674,546
Arizona Public Service Co.
8.75% due 03/01/19	500,000	598,309
Consumers Energy Co.
6.70% due 09/15/19	502,000	581,885
Georgia Power Co.
4.25% due 12/01/19	300,000	324,612
Total Utilities		11,968,297
Total Corporate Bonds
(Cost $430,824,934)		429,535,163

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 0.5%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1134%	2,117,819	$2,117,819
Total Securities Lending Collateral
(Cost $2,117,819)		2,117,819

Total Investments – 99.3%
(Cost $432,942,753)		$431,652,982

Other Assets & Liabilities, net – 0.7%		3,166,807
Total Net Assets – 100.0%		$434,819,789

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2015 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,061,758 (cost $1,049,860), or 0.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
104 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	78.8%
Canada	5.3%
United Kingdom	4.7%
Switzerland	2.4%
Netherlands	2.2%
France	1.6%
Bermuda	1.3%
Other	3.7%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$429,535,163	$—	$429,535,163
Securities Lending Collateral	2,117,819	—	—	2,117,819
Total	$2,117,819	$429,535,163	$—	$431,652,982
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.3%
Financial – 36.1%
JPMorgan Chase & Co.
2.25% due 01/23/20	$5,500,000	$5,484,632
4.25% due 10/15/20	3,790,000	4,053,905
4.40% due 07/22/20	3,500,000	3,771,478
2.75% due 06/23/20	2,500,000	2,531,518
4.95% due 03/25/20	2,300,000	2,522,773
Morgan Stanley
5.50% due 01/26/20	3,650,000	4,079,828
2.65% due 01/27/20	4,000,000	4,032,856
5.50% due 07/24/20	2,600,000	2,924,350
2.80% due 06/16/20	2,000,000	2,023,626
General Electric Capital Corp.
5.50% due 01/08/20	3,100,000	3,515,935
4.38% due 09/16/20	2,800,000	3,067,784
2.20% due 01/09/20	3,000,000	3,024,549
5.55% due 05/04/20	1,800,000	2,056,349
Goldman Sachs Group, Inc.
5.38% due 03/15/20	4,000,000	4,455,540
6.00% due 06/15/20	3,050,000	3,484,842
2.60% due 04/23/20	1,800,000	1,810,382
Bank of America Corp.
5.63% due 07/01/20	4,850,000	5,455,143
2.25% due 04/21/20	3,100,000	3,054,173
Credit Suisse AG NY
5.40% due 01/14/20	2,990,000	3,313,371
4.38% due 08/05/20	2,250,000	2,438,826
Royal Bank of Canada
1.88% due 02/05/20	3,950,000	3,921,784
2.15% due 03/06/20	1,500,000	1,492,919
Barclays Bank plc
5.14% due 10/14/20	2,350,000	2,582,025
5.13% due 01/08/20	1,850,000	2,048,729
PNC Funding Corp.
4.38% due 08/11/20	1,950,000	2,116,411
5.13% due 02/08/20	1,850,000	2,054,205
BB&T Corp.
2.63% due 06/29/20	2,000,000	2,023,340
2.45% due 01/15/20	1,500,000	1,514,321
Wells Fargo & Co.
2.15% due 01/30/20	3,500,000	3,486,311
UBS AG/Stamford CT
4.88% due 08/04/20	3,100,000	3,430,060
HSBC USA, Inc.
2.35% due 03/05/20	2,000,000	1,990,430
5.00% due 09/27/20	1,200,000	1,316,148
Bank of New York Mellon Corp.
2.15% due 02/24/20	2,000,000	1,988,490
4.60% due 01/15/20	1,000,000	1,089,878
American Express Credit Corp.
2.38% due 05/26/20	3,000,000	2,999,637
Citigroup, Inc.
2.40% due 02/18/20	3,000,000	2,993,901
HCP, Inc.
5.38% due 02/01/21	1,950,000	2,140,610
2.63% due 02/01/20	750,000	741,716
American International Group, Inc.
6.40% due 12/15/20	2,000,000	2,329,720
3.38% due 08/15/20	500,000	520,083
Nomura Holdings, Inc.
6.70% due 03/04/20	2,400,000	2,774,561
Bank of Nova Scotia
1.85% due 04/14/20	2,500,000	2,459,905
Icahn Enterprises Limited Partnership / Icahn
Enterprises Finance Corp.
6.00% due 08/01/20	2,350,000	2,426,375
Lloyds Bank plc
2.40% due 03/17/20	2,000,000	2,003,710
Sumitomo Mitsui Banking Corp.
2.45% due 01/16/20	2,000,000	2,000,086
Boston Properties, LP
5.63% due 11/15/20	1,650,000	1,853,072
Berkshire Hathaway Finance Corp.
2.90% due 10/15/20	1,750,000	1,818,177
Charles Schwab Corp.
4.45% due 07/22/20	1,650,000	1,805,395
Aon Corp.
5.00% due 09/30/20	1,600,000	1,760,674
ERP Operating, LP
4.75% due 07/15/20	1,550,000	1,688,587
HSBC Bank USA North America
4.88% due 08/24/20	1,500,000	1,642,712
Simon Property Group, LP
4.38% due 03/01/21	1,500,000	1,629,431
Prudential Financial, Inc.
5.38% due 06/21/20	800,000	896,051
4.50% due 11/15/20	600,000	649,139
Northern Trust Corp.
3.45% due 11/04/20	1,450,000	1,524,414
Barclays plc
2.88% due 06/08/20	1,500,000	1,506,447
Santander Holdings USA, Inc.
2.65% due 04/17/20	1,500,000	1,484,169
Digital Realty Trust, LP
5.88% due 02/01/20	1,250,000	1,380,180
Lazard Group LLC
4.25% due 11/14/20	1,250,000	1,306,311
American Tower Corp.
5.05% due 09/01/20	1,200,000	1,303,654
Manulife Financial Corp.
4.90% due 09/17/20	1,200,000	1,299,131
Travelers Companies, Inc.
3.90% due 11/01/20	1,050,000	1,123,100

See notes to financial statements.
106 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.3% (continued)
Financial – 36.1% (continued)
Ares Capital Corp.
3.88% due 01/15/201	$1,000,000	$1,021,975
Discover Bank/Greenwood DE
7.00% due 04/15/20	750,000	859,109
Nasdaq, Inc.
5.55% due 01/15/20	750,000	827,638
Ameriprise Financial, Inc.
5.30% due 03/15/20	700,000	780,632
Synchrony Financial
2.70% due 02/03/20	750,000	739,621
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	600,000	668,468
AEGON Funding Company LLC
5.75% due 12/15/20	500,000	573,016
CNA Financial Corp.
5.88% due 08/15/20	500,000	558,554
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	550,000	544,716
Abbey National Treasury Services plc
2.38% due 03/16/20	150,000	150,613
Total Financial		152,942,201

Consumer, Non-cyclical – 17.6%
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	3,350,000	3,720,912
5.00% due 04/15/20	1,830,000	2,017,855
Actavis Funding SCS
3.00% due 03/12/20	4,750,000	4,826,271
HCA, Inc.
6.50% due 02/15/20	4,350,000	4,823,063
AbbVie, Inc.
2.50% due 05/14/20	4,700,000	4,673,270
PepsiCo, Inc.
4.50% due 01/15/20	1,880,000	2,059,929
3.13% due 11/01/20	1,950,000	2,034,930
Coca-Cola Co.
2.45% due 11/01/20	2,350,000	2,395,085
3.15% due 11/15/20	1,600,000	1,685,525
Amgen, Inc.
3.45% due 10/01/20	2,150,000	2,243,961
2.13% due 05/01/20	1,500,000	1,481,414
Merck & Company, Inc.
1.85% due 02/10/20	2,000,000	2,000,362
3.88% due 01/15/21	1,600,000	1,719,093
Medtronic, Inc.
4.45% due 03/15/20	1,450,000	1,581,150
4.13% due 03/15/21	1,150,000	1,231,624
Altria Group, Inc.
2.63% due 01/14/20	2,000,000	2,014,425
Abbott Laboratories
4.13% due 05/27/20	1,700,000	1,846,885
Johnson & Johnson
2.95% due 09/01/20	1,700,000	1,783,696
Kraft Foods Group, Inc.
5.38% due 02/10/20	1,600,000	1,769,862
Kellogg Co.
4.00% due 12/15/20	1,650,000	1,743,748
Boston Scientific Corp.
6.00% due 01/15/20	1,450,000	1,619,755
2.85% due 05/15/20	100,000	99,735
Laboratory Corporation of America Holdings
2.63% due 02/01/20	1,000,000	995,738
4.63% due 11/15/20	600,000	635,923
Kroger Co.
6.15% due 01/15/20	1,300,000	1,475,841
Reynolds American, Inc.
6.88% due 05/01/202	1,200,000	1,399,979
Philip Morris International, Inc.
4.50% due 03/26/20	1,250,000	1,367,773
Diageo Capital plc
4.83% due 07/15/20	1,200,000	1,323,374
Novartis Capital Corp.
4.40% due 04/24/20	1,150,000	1,274,028
Life Technologies Corp.
6.00% due 03/01/20	1,110,000	1,248,094
Becton Dickinson and Co.
3.25% due 11/12/20	1,200,000	1,225,798
Anthem, Inc.
4.35% due 08/15/20	1,150,000	1,222,998
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	1,150,000	1,149,952
McKesson Corp.
4.75% due 03/01/21	1,000,000	1,085,599
Gilead Sciences, Inc.
2.35% due 02/01/20	1,000,000	1,007,040
Aetna, Inc.
3.95% due 09/01/20	900,000	953,020
Mondelez International, Inc.
5.38% due 02/10/20	850,000	947,383
Moody's Corp.
5.50% due 09/01/20	850,000	942,317
Allergan Incorporated/United States
3.38% due 09/15/20	900,000	921,063
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	850,000	909,805
Covidien International Finance S.A.
4.20% due 06/15/20	800,000	863,954
Medco Health Solutions, Inc.
4.13% due 09/15/20	800,000	844,368
Coca-Cola Enterprises, Inc.
3.50% due 09/15/20	700,000	728,759

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 107

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.3% (continued)
Consumer, Non-cyclical – 17.6% (continued)
Stryker Corp.
4.38% due 01/15/20	$600,000	$649,465
CR Bard, Inc.
4.40% due 01/15/21	600,000	639,833
Cardinal Health, Inc.
4.63% due 12/15/20	500,000	543,957
Celgene Corp.
3.95% due 10/15/20	500,000	526,272
Quest Diagnostics, Inc.
4.75% due 01/30/20	350,000	374,021
Total Consumer, Non-cyclical		74,628,904

Communications – 11.2%
Verizon Communications, Inc.
4.50% due 09/15/20	5,650,000	6,140,832
2.63% due 02/21/20	5,300,000	5,360,097
Cisco Systems, Inc.
4.45% due 01/15/20	3,700,000	4,050,908
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
4.60% due 02/15/21	2,050,000	2,197,895
5.20% due 03/15/20	1,350,000	1,479,835
NBCUniversal Media LLC
5.15% due 04/30/20	3,250,000	3,663,953
Time Warner Cable, Inc.
5.00% due 02/01/20	2,450,000	2,608,267
4.13% due 02/15/21	990,000	1,020,803
AT&T, Inc.
2.45% due 06/30/20	3,300,000	3,271,719
America Movil SAB de CV
5.00% due 03/30/20	2,800,000	3,067,823
Comcast Corp.
5.15% due 03/01/20	1,900,000	2,141,530
Time Warner, Inc.
4.88% due 03/15/20	1,900,000	2,080,899
Telefonica Emisiones SAU
5.13% due 04/27/20	1,840,000	2,025,685
Discovery Communications LLC
5.05% due 06/01/20	1,750,000	1,883,686
Symantec Corp.
4.20% due 09/15/20	1,800,000	1,872,839
Expedia, Inc.
5.95% due 08/15/20	1,150,000	1,276,125
Omnicom Group, Inc.
4.45% due 08/15/20	1,000,000	1,071,338
eBay, Inc.
3.25% due 10/15/20	1,000,000	1,016,206
Scripps Networks Interactive, Inc.
2.80% due 06/15/20	700,000	685,624
CBS Corp.
5.75% due 04/15/20	600,000	672,006
Total Communications		47,588,070

Energy – 11.2%
BP Capital Markets plc
4.50% due 10/01/20	2,750,000	3,009,693
2.32% due 02/13/20	2,000,000	2,004,084
2.52% due 01/15/20	850,000	858,285
Shell International Finance BV
2.13% due 05/11/20	3,500,000	3,491,498
4.38% due 03/25/20	1,250,000	1,357,433
Chevron Corp.
2.43% due 06/24/20	2,500,000	2,530,352
1.96% due 03/03/20	1,150,000	1,144,497
Williams Partners, LP
5.25% due 03/15/20	1,950,000	1,994,075
4.13% due 11/15/20	1,500,000	1,447,488
Kinder Morgan Energy Partners, LP
6.85% due 02/15/20	1,200,000	1,265,447
6.50% due 04/01/20	925,000	980,851
5.30% due 09/15/20	850,000	839,169
Total Capital S.A.
4.45% due 06/24/20	2,300,000	2,518,206
Enterprise Products Operating LLC
5.20% due 09/01/20	1,600,000	1,744,387
5.25% due 01/31/20	600,000	648,019
Occidental Petroleum Corp.
4.10% due 02/01/21	2,200,000	2,358,489
TransCanada PipeLines Ltd.
3.80% due 10/01/20	2,050,000	2,162,774
Exxon Mobil Corp.
1.91% due 03/06/20	1,800,000	1,801,867
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
5.75% due 01/15/20	1,200,000	1,252,181
5.00% due 02/01/21	500,000	508,109
ConocoPhillips
6.00% due 01/15/20	1,150,000	1,309,495
Pride International, Inc.
6.88% due 08/15/20	1,300,000	1,279,152
Nabors Industries, Inc.
5.00% due 09/15/201	1,300,000	1,237,873
Transocean, Inc.
6.50% due 11/15/201	1,500,000	1,192,500
Valero Energy Corp.
6.13% due 02/01/20	1,050,000	1,182,017
EOG Resources, Inc.
4.40% due 06/01/20	800,000	865,368
2.45% due 04/01/20	300,000	300,596
Southwestern Energy Co.
4.05% due 01/23/201	1,300,000	1,152,788
Weatherford International Ltd.
5.13% due 09/15/20	1,350,000	1,147,500
Energy Transfer Partners, LP
4.15% due 10/01/20	1,000,000	971,187

See notes to financial statements.
108 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.3% (continued)
Energy – 11.2%
Buckeye Partners, LP
4.88% due 02/01/21	$950,000	$952,271
Enbridge Energy Partners, LP
5.20% due 03/15/20	900,000	934,835
Hiland Partners Limited Partnership / Hiland
Partners Finance Corp.
7.25% due 10/01/202	500,000	515,625
Marathon Oil Corp.
2.70% due 06/01/20	500,000	480,516
Total Energy		47,438,627

Consumer, Cyclical – 6.6%
Wal-Mart Stores, Inc.
3.25% due 10/25/20	3,500,000	3,724,725
3.63% due 07/08/20	2,150,000	2,313,548
General Motors Financial Company, Inc.
3.20% due 07/13/20	2,000,000	1,974,696
3.15% due 01/15/20	1,500,000	1,489,503
CVS Health Corp.
2.80% due 07/20/20	3,000,000	3,045,459
Toyota Motor Credit Corp.
2.15% due 03/12/20	1,900,000	1,906,736
4.50% due 06/17/20	650,000	714,659
Ford Motor Credit Company LLC
8.13% due 01/15/20	1,850,000	2,197,378
2.46% due 03/27/20	300,000	293,217
Target Corp.
3.88% due 07/15/20	1,450,000	1,569,709
Carnival Corp.
3.95% due 10/15/20	1,300,000	1,372,683
Best Buy Company, Inc.
5.50% due 03/15/21	1,100,000	1,152,250
Costco Wholesale Corp.
1.75% due 02/15/20	1,000,000	995,878
Nordstrom, Inc.
4.75% due 05/01/20	850,000	924,384
Home Depot, Inc.
3.95% due 09/15/20	800,000	865,823
Johnson Controls, Inc.
5.00% due 03/30/20	800,000	865,652
O'Reilly Automotive, Inc.
4.88% due 01/14/21	700,000	766,031
AutoZone, Inc.
4.00% due 11/15/20	700,000	738,191
McDonald's Corp.
2.20% due 05/26/20	700,000	694,552
Newell Rubbermaid, Inc.
4.70% due 08/15/20	350,000	376,185
Total Consumer, Cyclical		27,981,259

Technology – 5.7%
Apple, Inc.
2.00% due 05/06/20	3,500,000	3,499,493
1.55% due 02/07/20	1,800,000	1,778,965
Microsoft Corp.
3.00% due 10/01/20	2,550,000	2,672,724
1.85% due 02/12/20	1,850,000	1,855,955
EMC Corp.
2.65% due 06/01/20	3,250,000	3,042,107
QUALCOMM, Inc.
2.25% due 05/20/20	2,000,000	1,969,220
International Business Machines Corp.
1.63% due 05/15/20	1,900,000	1,870,782
HP, Inc.
3.75% due 12/01/20	1,853,000	1,854,972
Oracle Corp.
3.88% due 07/15/20	1,700,000	1,829,118
Fiserv, Inc.
2.70% due 06/01/20	1,500,000	1,498,371
Adobe Systems, Inc.
4.75% due 02/01/20	1,000,000	1,095,503
Texas Instruments, Inc.
1.75% due 05/01/20	1,000,000	987,434
Lam Research Corp.
2.75% due 03/15/20	300,000	293,426
Total Technology		24,248,070

Industrial – 3.8%
Raytheon Co.
3.13% due 10/15/20	1,900,000	1,980,791
4.40% due 02/15/20	700,000	762,241
L-3 Communications Corp.
4.75% due 07/15/20	1,250,000	1,306,706
4.95% due 02/15/21	895,000	938,199
Republic Services, Inc.
5.00% due 03/01/20	1,902,000	2,084,971
United Technologies Corp.
4.50% due 04/15/20	1,750,000	1,928,091
John Deere Capital Corp.
1.70% due 01/15/20	850,000	833,527
2.05% due 03/10/20	400,000	396,614
Boeing Co.
4.88% due 02/15/20	1,000,000	1,123,929

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 109

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.3% (continued)
Industrial – 3.8% (continued)
Waste Management, Inc.
4.75% due 06/30/20	$800,000	$872,591
Masco Corp.
7.13% due 03/15/20	750,000	871,125
Union Pacific Corp.
4.00% due 02/01/21	700,000	752,710
CSX Corp.
3.70% due 10/30/20	700,000	738,219
Caterpillar Financial Services Corp.
2.00% due 03/05/20	600,000	597,756
Agilent Technologies, Inc.
5.00% due 07/15/20	550,000	589,323
Precision Castparts Corp.
2.25% due 06/15/20	500,000	499,274
Total Industrial		16,276,067

Basic Materials – 3.1%
Dow Chemical Co.
4.25% due 11/15/20	1,858,000	1,984,485
EI du Pont de Nemours & Co.
4.63% due 01/15/20	1,700,000	1,833,936
Alcoa, Inc.
6.15% due 08/15/20	1,620,000	1,694,925
CF Industries, Inc.
7.13% due 05/01/20	1,341,000	1,539,145
Eastman Chemical Co.
2.70% due 01/15/20	1,500,000	1,498,647
Rio Tinto Finance USA Ltd.
3.50% due 11/02/20	1,400,000	1,450,536
Freeport-McMoRan, Inc.
3.10% due 03/15/201	1,550,000	1,200,281
Plum Creek Timberlands, LP
4.70% due 03/15/21	900,000	963,688
PPG Industries, Inc.
3.60% due 11/15/20	670,000	692,320
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	450,000	490,278
Total Basic Materials		13,348,241

Utilities – 2.6%
Exelon Generation Company LLC
4.00% due 10/01/20	1,492,000	1,544,713
Exelon Corp.
2.85% due 06/15/20	1,200,000	1,204,289
Pacific Gas & Electric Co.
3.50% due 10/01/20	1,115,000	1,166,065
Sempra Energy
2.40% due 03/15/20	1,150,000	1,137,075
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	950,000	1,002,312
Southern Co.
2.75% due 06/15/20	1,000,000	996,650
Constellation Energy Group, Inc.
5.15% due 12/01/20	813,000	887,465
Commonwealth Edison Co.
4.00% due 08/01/20	800,000	851,429
NiSource Finance Corp.
5.45% due 09/15/20	750,000	827,246
Progress Energy, Inc.
4.40% due 01/15/21	770,000	817,765
Duke Energy Indiana, Inc.
3.75% due 07/15/20	600,000	637,115
Total Utilities		11,072,124

Diversified – 0.4%
MUFG Americas Holdings Corp.
2.25% due 02/10/20	1,500,000	1,486,323
Total Corporate Bonds
(Cost $418,062,327)		417,009,886

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 0.8%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1133%	3,503,340	$3,503,340
Total Securities Lending Collateral
(Cost $3,503,340)		3,503,340
Total Investments – 99.1%
(Cost $421,565,667)		$420,513,226
Other Assets & Liabilities, net – 0.9%		3,710,434
Total Net Assets – 100.0%		$424,223,660

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2015 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,915,604 (cost $1,915,759), or 0.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
110 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	84.3%
United Kingdom	3.7%
Canada	2.8%
Switzerland	2.2%
Luxembourg	1.4%
Netherlands	1.2%
Japan	1.1%
Mexico	1.0%
France	0.6%
Spain	0.5%
Australia	0.3%
Panama	0.3%
Cayman Islands	0.3%
Bermuda	0.3%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$417,009,886	$—	$417,009,886
Securities Lending Collateral	3,503,340	—	—	3,503,340
Total	$3,503,340	$417,009,886	$—	$420,513,226
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
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BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.9%
Financial – 32.9%
General Electric Capital Corp.
4.65% due 10/17/21	$2,700,000	$3,011,800
5.30% due 02/11/21	2,475,000	2,819,003
4.63% due 01/07/21	2,050,000	2,268,487
Morgan Stanley
5.75% due 01/25/21	2,899,000	3,305,749
5.50% due 07/28/21	2,450,000	2,782,276
JPMorgan Chase & Co.
4.35% due 08/15/21	3,000,000	3,232,974
4.63% due 05/10/21	1,650,000	1,802,813
Wells Fargo & Co.
4.60% due 04/01/21	2,200,000	2,414,196
3.00% due 01/22/21	950,000	973,101
Bank of America Corp.
5.00% due 05/13/21	1,550,000	1,707,392
5.88% due 01/05/21	1,465,000	1,672,290
HSBC Finance Corp.
6.68% due 01/15/21	2,850,000	3,308,234
Goldman Sachs Group, Inc.
5.25% due 07/27/21	2,900,000	3,249,653
BNP Paribas S.A.
5.00% due 01/15/21	2,800,000	3,115,851
HSBC Holdings plc
5.10% due 04/05/21	2,350,000	2,633,119
Bank of New York Mellon Corp.
3.55% due 09/23/21	2,075,000	2,186,519
4.15% due 02/01/21	300,000	324,906
Credit Suisse NY
3.00% due 10/29/21	2,450,000	2,462,902
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.25% due 03/01/22	1,200,000	1,245,885
4.75% due 06/01/21	700,000	745,245
Bank of Nova Scotia
2.80% due 07/21/21	1,250,000	1,261,606
4.38% due 01/13/21	600,000	648,436
Capital One North America/Mclean VA
2.95% due 07/23/21	1,750,000	1,742,028
Fifth Third Bank/Cincinnati OH
2.88% due 10/01/21	1,227,000	1,221,225
Capital One Financial Corp.
4.75% due 07/15/21	1,100,000	1,197,077
Lloyds Bank plc
6.38% due 01/21/21	1,000,000	1,184,972
American Tower Corp.
3.45% due 09/15/21	750,000	754,503
5.90% due 11/01/21	350,000	391,228
US Bancorp
4.13% due 05/24/21	950,000	1,031,558
Northern Trust Corp.
3.38% due 08/23/21	986,000	1,030,233
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50% due 01/11/21	900,000	984,746
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	850,000	934,206
ERP Operating, LP
4.63% due 12/15/21	850,000	928,314
BlackRock, Inc.
4.25% due 05/24/21	850,000	924,789
Berkshire Hathaway, Inc.
3.75% due 08/15/211	850,000	915,544
KeyCorp
5.10% due 03/24/21	800,000	882,530
Marsh & McLennan Companies, Inc.
4.80% due 07/15/21	800,000	874,023
Welltower, Inc.
5.25% due 01/15/22	800,000	870,790
Jefferies Group LLC
6.88% due 04/15/21	700,000	791,006
MetLife, Inc.
4.75% due 02/08/21	700,000	774,948
Prologis, LP
3.35% due 02/01/21	750,000	762,731
State Street Corp.
4.38% due 03/07/21	700,000	760,563
Boston Properties, LP
4.13% due 05/15/21	600,000	634,985
Simon Property Group, LP
4.13% due 12/01/21	550,000	590,536
Progressive Corp.
3.75% due 08/23/21	550,000	581,855
Synchrony Financial
3.75% due 08/15/21	500,000	504,255
Kimco Realty Corp.
3.20% due 05/01/21	500,000	504,001
Branch Banking & Trust Co.
2.85% due 04/01/21	500,000	501,746
Discover Bank/Greenwood DE
3.20% due 08/09/21	500,000	495,792
Air Lease Corp.
3.88% due 04/01/21	250,000	253,125
Willis Group Holdings plc
5.75% due 03/15/21	200,000	221,021
Total Financial		70,416,767

Communications – 13.0%
Verizon Communications, Inc.
3.50% due 11/01/21	1,600,000	1,645,797
4.60% due 04/01/21	1,450,000	1,574,061
3.00% due 11/01/21	1,400,000	1,404,148
3.45% due 03/15/21	1,300,000	1,337,791

See notes to financial statements.
112 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.9% (continued)
Communications – 13.0% (continued)
AT&T, Inc.
3.88% due 08/15/21	$2,000,000	$2,087,945
4.45% due 05/15/21	1,300,000	1,398,891
Time Warner, Inc.
4.70% due 01/15/21	1,000,000	1,084,875
4.75% due 03/29/21	700,000	760,441
NBCUniversal Media LLC
4.38% due 04/01/21	1,600,000	1,750,739
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.00% due 03/01/21	1,300,000	1,420,902
Telefonica Emisiones SAU
5.46% due 02/16/21	1,100,000	1,239,501
Time Warner Cable, Inc.
4.00% due 09/01/21	1,200,000	1,233,652
eBay, Inc.
2.88% due 08/01/21	1,250,000	1,231,931
Walt Disney Co.
2.75% due 08/16/21	600,000	613,769
3.75% due 06/01/21	500,000	535,557
Amazon.com, Inc.
3.30% due 12/05/21	1,100,000	1,139,254
Viacom, Inc.
3.88% due 12/15/21	600,000	593,414
4.50% due 03/01/21	500,000	521,742
Orange S.A.
4.13% due 09/14/21	900,000	963,556
Google, Inc.
3.63% due 05/19/21	900,000	961,561
Discovery Communications LLC
4.38% due 06/15/21	850,000	879,399
21st Century Fox America, Inc.
4.50% due 02/15/21	800,000	866,045
Cisco Systems, Inc.
2.90% due 03/04/21	750,000	775,364
WPP Finance 2010
4.75% due 11/21/21	700,000	760,106
Qwest Corp.
6.75% due 12/01/21	700,000	735,812
Vodafone Group plc
4.38% due 03/16/21	300,000	320,745
Total Communications		27,836,998

Consumer, Non-cyclical – 12.7%
Amgen, Inc.
3.88% due 11/15/21	1,800,000	1,898,142
4.10% due 06/15/21	800,000	848,775
Gilead Sciences, Inc.
4.40% due 12/01/21	1,600,000	1,741,170
4.50% due 04/01/21	600,000	654,872
Sanofi
4.00% due 03/29/21	1,700,000	1,816,302
UnitedHealth Group, Inc.
2.88% due 12/15/21	1,100,000	1,117,302
3.38% due 11/15/21	600,000	622,229
Coca-Cola Co.
3.30% due 09/01/21	1,600,000	1,683,721
Altria Group, Inc.
4.75% due 05/05/21	1,400,000	1,530,585
Express Scripts Holding Co.
4.75% due 11/15/21	1,325,000	1,439,754
Kroger Co.
2.95% due 11/01/21	850,000	844,487
3.30% due 01/15/21	450,000	458,285
Becton Dickinson and Co.
3.13% due 11/08/21	1,200,000	1,217,900
Unilever Capital Corp.
4.25% due 02/10/21	1,100,000	1,211,593
Coventry Health Care, Inc.
5.45% due 06/15/21	850,000	949,105
General Mills, Inc.
3.15% due 12/15/21	900,000	908,611
AmerisourceBergen Corp.
3.50% due 11/15/21	800,000	819,253
ADT Corp.
6.25% due 10/15/211	750,000	787,500
Cigna Corp.
4.00% due 02/15/22	750,000	778,517
JM Smucker Co.
3.50% due 10/15/21	750,000	777,618
Anthem, Inc.
3.70% due 08/15/21	750,000	766,094
Quest Diagnostics, Inc.
4.70% due 04/01/21	600,000	642,788
Philip Morris International, Inc.
2.90% due 11/15/21	600,000	608,220
PepsiCo, Inc.
3.00% due 08/25/21	500,000	515,509
Perrigo Finance plc
3.50% due 12/15/21	500,000	491,739
Archer-Daniels-Midland Co.
4.48% due 03/01/21	445,000	488,571
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/211	400,000	435,028
Campbell Soup Co.
4.25% due 04/15/21	400,000	425,204
Danaher Corp.
3.90% due 06/23/21	350,000	374,597
Aetna, Inc.
4.13% due 06/01/21	350,000	367,897
Total Consumer, Non-cyclical		27,221,368

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 113

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BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.9% (continued)
Energy – 9.9%
BP Capital Markets plc
3.56% due 11/01/21	$1,350,000	$1,407,519
4.74% due 03/11/21	1,250,000	1,384,956
Noble Energy, Inc.
4.15% due 12/15/21	1,450,000	1,455,425
5.63% due 05/01/21	500,000	505,581
Energy Transfer Partners, LP
4.65% due 06/01/21	750,000	738,207
5.20% due 02/01/22	650,000	630,250
Ensco plc
4.70% due 03/15/21	1,400,000	1,224,994
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88% due 03/01/22	750,000	754,952
6.50% due 07/15/21	400,000	414,000
Total Capital S.A.
4.13% due 01/28/21	800,000	865,942
4.25% due 12/15/21	200,000	215,663
Baker Hughes, Inc.
3.20% due 08/15/21	900,000	908,800
Total Capital International S.A.
2.75% due 06/19/21	900,000	908,669
Transocean, Inc.
6.88% due 12/15/211	1,100,000	828,850
Kinder Morgan Energy Partners, LP
3.50% due 03/01/21	500,000	453,283
5.00% due 10/01/21	350,000	332,858
EOG Resources, Inc.
4.10% due 02/01/21	700,000	746,007
SESI LLC
7.13% due 12/15/21	760,000	722,000
Marathon Petroleum Corp.
5.13% due 03/01/21	650,000	704,703
Talisman Energy, Inc.
3.75% due 02/01/21	650,000	602,924
Equities Corp.
4.88% due 11/15/21	600,000	602,234
Encana Corp.
3.90% due 11/15/21	600,000	560,283
Enbridge Energy Partners, LP
4.20% due 09/15/21	550,000	539,311
Apache Corp.
3.63% due 02/01/21	500,000	513,497
Halliburton Co.
3.25% due 11/15/21	500,000	508,214
ConocoPhillips Co.
2.88% due 11/15/21	500,000	499,168
Canadian Natural Resources Ltd.
3.45% due 11/15/21	500,000	481,776
Western Gas Partners, LP
5.38% due 06/01/21	450,000	469,896
Nabors Industries, Inc.
4.63% due 09/15/21	500,000	451,899
Williams Partners, LP
4.00% due 11/15/21	400,000	370,334
Devon Energy Corp.
4.00% due 07/15/21	300,000	303,582
Magellan Midstream Partners, LP
4.25% due 02/01/21	200,000	206,388
Total Energy		21,312,165

Consumer, Cyclical – 7.9%
Ford Motor Credit Company LLC
5.88% due 08/02/21	2,150,000	2,418,109
5.75% due 02/01/21	1,000,000	1,116,469
Toyota Motor Credit Corp.
3.40% due 09/15/21	950,000	992,153
2.75% due 05/17/21	800,000	810,746
4.25% due 01/11/21	600,000	654,604
Walgreens Boots Alliance, Inc.
3.30% due 11/18/21	1,638,000	1,634,485
Home Depot, Inc.
4.40% due 04/01/21	1,450,000	1,603,265
Gap, Inc.
5.95% due 04/12/21	1,200,000	1,258,702
General Motors Financial Company, Inc.
4.38% due 09/25/21	1,230,000	1,256,916
Wal-Mart Stores, Inc.
4.25% due 04/15/21	950,000	1,054,082
CVS Health Corp.
4.13% due 05/15/21	700,000	747,435
Lowe's Companies, Inc.
3.80% due 11/15/21	350,000	372,036
3.75% due 04/15/21	350,000	369,771
Kohl's Corp.
4.00% due 11/01/21	600,000	617,788
TJX Companies, Inc.
2.75% due 06/15/21	600,000	611,556
Tupperware Brands Corp.
4.75% due 06/01/21	550,000	567,217
VF Corp.
3.50% due 09/01/21	400,000	421,549
Johnson Controls, Inc.
4.25% due 03/01/21	300,000	314,463
Nordstrom, Inc.
4.00% due 10/15/21	200,000	211,695
Total Consumer, Cyclical		17,033,041

See notes to financial statements.
114 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.9% (continued)
Technology – 6.7%
Hewlett-Packard Co.
4.65% due 12/09/21	$1,600,000	$1,615,125
4.38% due 09/15/21	950,000	954,413
4.30% due 06/01/21	950,000	949,154
Apple, Inc.
2.85% due 05/06/21	2,700,000	2,772,683
Intel Corp.
3.30% due 10/01/21	1,800,000	1,885,931
Oracle Corp.
2.80% due 07/08/21	1,700,000	1,728,866
Xerox Corp.
4.50% due 05/15/21	1,300,000	1,316,892
KLA-Tencor Corp.
4.13% due 11/01/21	750,000	757,921
International Business Machines Corp.
2.90% due 11/01/21	700,000	713,521
Applied Materials, Inc.
4.30% due 06/15/21	550,000	589,987
NetApp, Inc.
3.38% due 06/15/21	500,000	490,537
Microsoft Corp.
4.00% due 02/08/21	300,000	328,431
Xilinx, Inc.
3.00% due 03/15/21	300,000	301,313
Total Technology		14,404,774

Basic Materials – 6.6%
Rio Tinto Finance USA Ltd.
3.75% due 09/20/21	1,250,000	1,274,279
4.13% due 05/20/21	750,000	781,644
International Paper Co.
4.75% due 02/15/22	995,000	1,078,430
7.50% due 08/15/21	400,000	479,000
Barrick North America Finance LLC
4.40% due 05/30/21	1,575,000	1,493,484
EI du Pont de Nemours & Co.
3.63% due 01/15/21	1,250,000	1,302,506
4.25% due 04/01/21	100,000	106,356
Ecolab, Inc.
4.35% due 12/08/21	1,150,000	1,237,995
Dow Chemical Co.
4.13% due 11/15/21	1,100,000	1,163,120
Alcoa, Inc.
5.40% due 04/15/21	1,150,000	1,161,500
LyondellBasell Industries N.V.
6.00% due 11/15/21	900,000	1,023,137
Monsanto Co.
2.75% due 07/15/21	1,000,000	986,926
Praxair, Inc.
4.05% due 03/15/21	350,000	375,863
3.00% due 09/01/21	200,000	204,924
Goldcorp, Inc.
3.63% due 06/09/21	500,000	480,461
Freeport-McMoRan, Inc.
4.00% due 11/14/21	550,000	404,250
Kinross Gold Corp.
5.13% due 09/01/21	350,000	308,293
Teck Resources Ltd.
4.50% due 01/15/21	450,000	254,250
Total Basic Materials		14,116,418

Industrial – 6.3%
Thermo Fisher Scientific, Inc.
4.50% due 03/01/21	1,200,000	1,286,132
3.60% due 08/15/21	800,000	820,982
Caterpillar, Inc.
3.90% due 05/27/21	1,350,000	1,449,170
John Deere Capital Corp.
3.90% due 07/12/21	500,000	529,780
3.15% due 10/15/21	400,000	409,915
2.80% due 03/04/21	400,000	405,352
United Parcel Service, Inc.
3.13% due 01/15/21	1,200,000	1,259,008
Lockheed Martin Corp.
3.35% due 09/15/21	1,100,000	1,130,045
Emerson Electric Co.
2.63% due 12/01/21	900,000	895,966
General Dynamics Corp.
3.88% due 07/15/21	750,000	797,338
Northrop Grumman Corp.
3.50% due 03/15/21	700,000	727,766
Republic Services, Inc.
5.25% due 11/15/21	600,000	667,669
Honeywell International, Inc.
4.25% due 03/01/21	600,000	659,440
Norfolk Southern Corp.
3.25% due 12/01/21	600,000	602,071
Amphenol Corp.
4.00% due 02/01/22	500,000	513,478
Joy Global, Inc.
5.13% due 10/15/211	450,000	390,836
Xylem, Inc.
4.88% due 10/01/21	355,000	380,115
PerkinElmer, Inc.
5.00% due 11/15/21	350,000	371,151
Fluor Corp.
3.38% due 09/15/21	265,000	272,854
Total Industrial		13,569,068

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 115

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BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.9% (continued)
Utilities – 1.9%
Southern California Edison Co.
3.88% due 06/01/21	$650,000	$694,061
Duke Energy Carolinas LLC
3.90% due 06/15/21	600,000	640,677
Duke Energy Corp.
3.55% due 09/15/21	600,000	620,516
Ohio Power Co.
5.38% due 10/01/21	500,000	562,039
National Fuel Gas Co.
4.90% due 12/01/21	400,000	415,789
Duke Energy Progress LLC
3.00% due 09/15/21	400,000	409,436
Puget Energy, Inc.
6.00% due 09/01/21	350,000	398,140
Dominion Resources, Inc.
4.45% due 03/15/21	350,000	373,084
Total Utilities		4,113,742
Total Corporate Bonds
(Cost $211,973,045)		210,024,341

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 – 0.9%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1209%	1,852,730	$1,852,730
Total Securities Lending Collateral
(Cost $1,852,730)		1,852,730
Total Investments – 98.8%
(Cost $213,825,775)		$211,877,071
Other Assets & Liabilities, net – 1.2%		2,504,833
Total Net Assets – 100.0%		$214,381,904
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2015 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
116 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	85.4%
United Kingdom	4.2%
France	3.7%
Canada	2.2%
Switzerland	1.2%
Australia	1.0%
Netherlands	1.0%
Spain	0.6%
Cayman Islands	0.4%
Ireland	0.3%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$210,024,341	$—	$210,024,341
Securities Lending Collateral	1,852,730	—	—	1,852,730
Total	$1,852,730	$210,024,341	$—	$211,877,071
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8%
Financial – 26.4%
JPMorgan Chase & Co.
3.25% due 09/23/22	$2,818,000	$2,852,735
4.50% due 01/24/22	2,505,000	2,719,759
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	2,481,000	2,626,918
3.95% due 11/09/22	2,000,000	2,023,272
Goldman Sachs Group, Inc.
5.75% due 01/24/22	3,943,000	4,524,668
Barclays Bank plc
7.63% due 11/21/22	3,150,000	3,565,406
Citigroup, Inc.
4.50% due 01/14/22	1,959,000	2,118,500
4.05% due 07/30/22	911,000	941,114
HSBC Holdings plc
4.00% due 03/30/22	1,751,000	1,848,406
4.88% due 01/14/22	947,000	1,043,937
General Electric Capital Corp.
3.15% due 09/07/22	2,349,000	2,406,121
UBS AG/Stamford CT
7.63% due 08/17/22	2,000,000	2,311,344
US Bancorp
2.95% due 07/15/22	1,191,000	1,193,993
3.00% due 03/15/22	947,000	968,994
Wells Fargo & Co.
3.50% due 03/08/22	1,796,000	1,864,884
Royal Bank of Scotland Group plc
6.13% due 12/15/22	1,629,000	1,794,405
Bank of America Corp.
5.70% due 01/24/22	1,507,000	1,724,504
Morgan Stanley
4.88% due 11/01/22	1,349,000	1,460,864
American International Group, Inc.
4.88% due 06/01/22	1,330,000	1,452,681
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	1,250,000	1,257,326
PNC Bank North America
2.70% due 11/01/22	1,250,000	1,220,706
Bank of Montreal
2.55% due 11/06/22	1,046,000	1,039,114
Crown Castle International Corp.
4.88% due 04/15/22	1,000,000	1,025,000
Northern Trust Corp.
2.38% due 08/02/22	1,000,000	989,078
Berkshire Hathaway, Inc.
3.40% due 01/31/22	815,000	860,275
PNC Financial Services Group, Inc.
2.85% due 11/09/221	790,000	781,438
Hartford Financial Services Group, Inc.
5.13% due 04/15/22	668,000	739,932
American Express Co.
2.65% due 12/02/22	753,000	735,274
Berkshire Hathaway Finance Corp.
3.00% due 05/15/22	639,000	657,670
Voya Financial, Inc.
5.50% due 07/15/22	546,000	611,861
American Tower Corp.
4.70% due 03/15/22	546,000	577,537
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	546,000	569,805
Hospitality Properties Trust
5.00% due 08/15/22	546,000	564,803
PNC Funding Corp.
3.30% due 03/08/22	546,000	562,722
Air Lease Corp.
3.75% due 02/01/22	500,000	494,056
People's United Financial, Inc.
3.65% due 12/06/22	474,000	472,025
BlackRock, Inc.
3.38% due 06/01/22	389,000	402,522
Fifth Third Bancorp
3.50% due 03/15/22	389,000	396,913
Invesco Finance plc
3.13% due 11/30/22	389,000	392,268
CME Group, Inc.
3.00% due 09/15/22	389,000	392,207
Simon Property Group, LP
3.38% due 03/15/22	352,000	362,562
MetLife, Inc.
3.05% due 12/15/22	315,000	317,242
Private Export Funding Corp.
2.80% due 05/15/22	225,000	228,863
Discover Financial Services
3.85% due 11/21/22	195,000	194,591
Ventas Realty Limited Partnership / Ventas Capital Corp.
3.25% due 08/15/22	145,000	141,709
Total Financial		55,430,004

Consumer, Non-cyclical – 19.2%
AbbVie, Inc.
2.90% due 11/06/22	2,224,000	2,166,715
3.20% due 11/06/22	1,000,000	992,253
Actavis Funding SCS
3.45% due 03/15/22	2,500,000	2,531,525
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	2,297,000	2,224,240

See notes to financial statements.
118 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Consumer, Non-cyclical – 19.2% (continued)
GlaxoSmithKline Capital plc
2.85% due 05/08/22	$1,908,000	$1,925,646
Altria Group, Inc.
2.85% due 08/09/22	1,908,000	1,876,663
Reynolds American, Inc.
4.00% due 06/12/22	1,000,000	1,041,433
3.25% due 11/01/22	790,000	786,304
Novartis Capital Corp.
2.40% due 09/21/22	1,700,000	1,681,475
Kraft Foods Group, Inc.
3.50% due 06/06/22	1,507,000	1,533,385
Actavis, Inc.
3.25% due 10/01/22	1,513,000	1,501,852
Amgen, Inc.
2.70% due 05/01/22	900,000	884,274
3.63% due 05/15/22	474,000	489,259
PepsiCo, Inc.
2.75% due 03/05/22	1,350,000	1,365,787
Merck & Company, Inc.
2.35% due 02/10/22	1,305,000	1,286,072
HCA, Inc.
5.88% due 03/15/22	1,073,000	1,153,475
Diageo Investment Corp.
2.88% due 05/11/22	1,069,000	1,061,734
Merck & Co., Inc.
2.40% due 09/15/22	1,046,000	1,030,884
Bristol-Myers Squibb Co.
2.00% due 08/01/22	1,046,000	1,018,121
Abbott Laboratories
2.55% due 03/15/22	1,000,000	997,160
Procter & Gamble Co.
2.30% due 02/06/22	955,000	953,623
Tyson Foods, Inc.
4.50% due 06/15/22	790,000	840,740
Laboratory Corporation of America Holdings
3.75% due 08/23/22	388,000	393,773
3.20% due 02/01/22	396,000	391,204
Catholic Health Initiatives
2.95% due 11/01/22	788,000	768,861
Colgate-Palmolive Co.
2.30% due 05/03/22	715,000	711,414
ADT Corp.
3.50% due 07/15/22	753,000	691,819
Aetna, Inc.
2.75% due 11/15/22	705,000	684,528
UnitedHealth Group, Inc.
2.88% due 03/15/22	583,000	587,854
Block Financial LLC
5.50% due 11/01/22	546,000	584,924
Express Scripts Holding Co.
3.90% due 02/15/22	546,000	566,419
Anthem, Inc.
3.13% due 05/15/22	574,000	566,314
Medtronic, Inc.
3.13% due 03/15/22	546,000	555,555
Celgene Corp.
3.25% due 08/15/22	546,000	546,595
Humana, Inc.
3.15% due 12/01/22	546,000	539,135
Philip Morris International, Inc.
2.50% due 08/22/22	546,000	537,125
Equifax, Inc.
3.30% due 12/15/22	511,000	513,205
Boston Scientific Corp.
3.38% due 05/15/22	500,000	496,395
Kroger Co.
3.40% due 04/15/22	389,000	395,829
Covidien International Finance S.A.
3.20% due 06/15/22	389,000	392,479
Moody's Corp.
4.50% due 09/01/22	337,000	359,483
Molson Coors Brewing Co.
3.50% due 05/01/222	230,000	232,331
Zimmer Biomet Holdings, Inc.
3.15% due 04/01/22	200,000	198,154
Baxter International, Inc.
2.40% due 08/15/22	200,000	187,282
Clorox Co.
3.05% due 09/15/22	145,000	143,914
Total Consumer, Non-cyclical		40,387,212

Energy – 14.0%
BP Capital Markets plc
3.25% due 05/06/22	1,424,000	1,441,186
2.50% due 11/06/22	1,105,000	1,063,370
Williams Partners, LP
3.60% due 03/15/22	1,500,000	1,316,220
3.35% due 08/15/22	1,162,000	991,616

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 119

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BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Energy – 14.0% (continued)
Chevron Corp.
2.36% due 12/05/22	$1,908,000	$1,856,113
2.41% due 03/03/22	200,000	197,634
Continental Resources, Inc.
5.00% due 09/15/22	1,721,000	1,512,329
Shell International Finance BV
2.38% due 08/21/22	1,473,000	1,434,628
Phillips 66
4.30% due 04/01/22	1,313,000	1,382,030
National Oilwell Varco, Inc.
2.60% due 12/01/22	1,446,000	1,328,961
Total Capital International S.A.
2.88% due 02/17/22	1,069,000	1,075,788
Exxon Mobil Corp.
2.40% due 03/06/22	1,000,000	992,635
ConocoPhillips Co.
2.40% due 12/15/22	1,046,000	986,868
Apache Corp.
3.25% due 04/15/22	947,000	934,631
ONEOK Partners, LP
3.38% due 10/01/22	1,046,000	894,482
Williams Partners Limited Partnership / ACMP Finance Corp.
6.13% due 07/15/22	889,000	887,952
Murphy Oil Corp.
4.00% due 06/01/22	546,000	469,367
3.70% due 12/01/22	474,000	395,029
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88% due 03/01/22	807,000	812,329
Enterprise Products Operating LLC
4.05% due 02/15/22	789,000	800,080
FMC Technologies, Inc.
3.45% due 10/01/22	790,000	729,417
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	753,000	661,026
Southwestern Energy Co.
4.10% due 03/15/22	710,000	549,234
Husky Energy, Inc.
3.95% due 04/15/22	546,000	528,476
Weatherford International Ltd.
4.50% due 04/15/22	668,000	524,380
Western Gas Partners, LP
4.00% due 07/01/22	546,000	521,526
Cimarex Energy Co.
5.88% due 05/01/22	470,000	494,890
Marathon Oil Corp.
2.80% due 11/01/22	546,000	490,524
Transocean, Inc.
4.30% due 10/15/222	752,000	485,040
Regency Energy Partners Limited Partnership / Regency
Energy Finance Corp.
5.00% due 10/01/22	500,000	478,859
Occidental Petroleum Corp.
3.13% due 02/15/22	474,000	477,087
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.65% due 06/01/22	511,000	469,901
Devon Energy Corp.
3.25% due 05/15/22	474,000	452,824
Newfield Exploration Co.
5.75% due 01/30/22	459,000	452,161
Rowan Companies, Inc.
4.88% due 06/01/22	546,000	445,365
Pioneer Natural Resources Co.
3.95% due 07/15/22	316,000	316,677
TransCanada PipeLines Ltd.
2.50% due 08/01/22	316,000	297,493
Cenovus Energy, Inc.
3.00% due 08/15/22	195,000	180,274
Total Energy		29,328,402

Industrial – 10.0%
General Electric Co.
2.70% due 10/09/22	2,567,000	2,577,181
United Technologies Corp.
3.10% due 06/01/22	2,017,000	2,062,865
Eaton Corp.
2.75% due 11/02/22	1,544,000	1,508,122
ABB Finance USA, Inc.
2.88% due 05/08/22	1,350,000	1,334,333
Deere & Co.
2.60% due 06/08/22	1,191,000	1,181,665
General Dynamics Corp.
2.25% due 11/15/22	1,190,000	1,146,947
Burlington Northern Santa Fe LLC
3.05% due 09/01/22	546,000	548,235
3.05% due 03/15/22	511,000	518,384
Thermo Fisher Scientific, Inc.
3.30% due 02/15/22	983,000	986,141

See notes to financial statements.
120 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Industrial – 10.0% (continued)
Union Pacific Corp.
4.16% due 07/15/22	$794,000	$863,485
3M Co.
2.00% due 06/26/22	746,000	729,808
Koninklijke Philips N.V.
3.75% due 03/15/22	705,000	728,097
Raytheon Co.
2.50% due 12/15/22	711,000	698,169
Jabil Circuit, Inc.
4.70% due 09/15/22	554,000	547,075
Caterpillar Financial Services Corp.
2.85% due 06/01/22	546,000	544,300
Flowserve Corp.
3.50% due 09/15/22	555,000	543,948
United Parcel Service, Inc.
2.45% due 10/01/22	546,000	542,434
FedEx Corp.
2.63% due 08/01/22	511,000	500,487
Republic Services, Inc.
3.55% due 06/01/22	474,000	486,764
Owens Corning
4.20% due 12/15/22	474,000	478,654
Pentair Finance S.A.
3.15% due 09/15/22	474,000	449,463
Stanley Black & Decker, Inc.
2.90% due 11/01/22	437,000	433,772
Tyco Electronics Group S.A.
3.50% due 02/03/22	389,000	397,510
Caterpillar, Inc.
2.60% due 06/26/22	389,000	379,825
Waste Management, Inc.
2.90% due 09/15/22	352,000	346,677
Norfolk Southern Corp.
3.00% due 04/01/22	230,000	228,064
John Deere Capital Corp.
2.75% due 03/15/22	194,000	192,082
Total Industrial		20,954,487

Communications – 9.8%
AT&T, Inc.
3.00% due 02/15/22	1,922,000	1,902,729
2.63% due 12/01/22	1,606,000	1,543,708
3.00% due 06/30/22	900,000	891,360
Verizon Communications, Inc.
2.45% due 11/01/22	1,507,000	1,451,607
Amazon.com, Inc.
2.50% due 11/29/22	1,475,000	1,447,940
Time Warner, Inc.
4.00% due 01/15/22	705,000	737,943
3.40% due 06/15/22	631,000	633,214
America Movil SAB de CV
3.13% due 07/16/22	1,350,000	1,340,671
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
3.80% due 03/15/22	1,263,000	1,293,089
Omnicom Group, Inc.
3.63% due 05/01/22	1,191,000	1,207,318
Vodafone Group plc
2.50% due 09/26/22	1,191,000	1,126,364
Comcast Cable Communications Holdings, Inc.
9.46% due 11/15/22	789,000	1,102,594
Walt Disney Co.
2.35% due 12/01/22	905,000	897,809
Motorola Solutions, Inc.
3.75% due 05/15/22	947,000	877,543
eBay, Inc.
2.60% due 07/15/22	846,000	793,354
Comcast Corp.
3.13% due 07/15/22	705,000	725,061
CBS Corp.
3.38% due 03/01/22	689,000	688,288
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	668,000	654,376
21st Century Fox America, Inc.
3.00% due 09/15/22	473,000	470,479
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	388,000	400,672
WPP Finance 2010
3.63% due 09/07/22	145,000	147,691
Discovery Communications LLC
3.30% due 05/15/22	145,000	140,539
Total Communications		20,474,349

Technology – 7.0%
Oracle Corp.
2.50% due 10/15/22	2,261,000	2,217,966
2.50% due 05/15/22	2,000,000	1,984,520
Intel Corp.
2.70% due 12/15/22	1,474,000	1,474,479
3.10% due 07/29/22	1,000,000	1,027,889

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 121

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BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Technology – 7.0% (continued)
Microsoft Corp.
2.38% due 02/12/22	$1,466,000	$1,455,379
2.13% due 11/15/22	814,000	792,314
QUALCOMM, Inc.
3.00% due 05/20/22	1,800,000	1,743,354
Apple, Inc.
2.15% due 02/09/22	1,201,000	1,179,036
2.70% due 05/13/22	400,000	402,624
Fiserv, Inc.
3.50% due 10/01/22	875,000	882,599
HP, Inc.
4.05% due 09/15/22	774,000	746,199
International Business Machines Corp.
1.88% due 08/01/22	500,000	474,051
Fidelity National Information Services, Inc.
5.00% due 03/15/22	267,000	277,278
Total Technology		14,657,688

Consumer, Cyclical – 6.1%
CVS Health Corp.
3.50% due 07/20/22	1,500,000	1,542,726
2.75% due 12/01/22	912,000	889,857
Toyota Motor Credit Corp.
3.30% due 01/12/22	1,145,000	1,189,977
Ford Motor Credit Co., LLC
4.25% due 09/20/22	1,100,000	1,143,242
Walgreen Co.
3.10% due 09/15/22	1,143,000	1,111,692
General Motors Financial Company, Inc.
3.45% due 04/10/22	1,000,000	967,293
Home Depot, Inc.
2.63% due 06/01/22	750,000	751,517
McDonald's Corp.
2.63% due 01/15/22	704,000	692,025
Costco Wholesale Corp.
2.25% due 02/15/22	696,000	688,642
AutoZone, Inc.
3.70% due 04/15/22	631,000	648,857
NVR, Inc.
3.95% due 09/15/22	582,000	591,268
Target Corp.
2.90% due 01/15/22	545,000	558,363
Starbucks Corp.
2.70% due 06/15/22	500,000	504,787
Ford Motor Credit Company LLC
3.22% due 01/09/22	500,000	493,585
Lowe's Companies, Inc.
3.12% due 04/15/22	474,000	486,497
Wyndham Worldwide Corp.
4.25% due 03/01/22	474,000	478,437
Macy's Retail Holdings, Inc.
3.88% due 01/15/22	195,000	195,663
Total Consumer, Cyclical		12,934,428

Basic Materials – 4.7%
Rio Tinto Finance USA plc
3.50% due 03/22/22	1,021,000	1,008,548
2.88% due 08/21/22	546,000	521,242
Newmont Mining Corp.
3.50% due 03/15/22	1,544,000	1,389,970
Freeport-McMoRan, Inc.
3.55% due 03/01/22	1,579,000	1,097,405
Barrick Gold Corp.
3.85% due 04/01/22	984,000	882,384
Dow Chemical Co.
3.00% due 11/15/22	875,000	861,268
Praxair, Inc.
2.20% due 08/15/22	852,000	811,697
Eastman Chemical Co.
3.60% due 08/15/22	789,000	796,613
Alcoa, Inc.
5.87% due 02/23/22	600,000	612,750
Agrium, Inc.
3.15% due 10/01/22	631,000	611,266
Nucor Corp.
4.13% due 09/15/22	546,000	566,722
Teck Resources Ltd.
4.75% due 01/15/22	761,000	426,160
Syngenta Finance N.V.
3.13% due 03/28/22	230,000	223,980
Total Basic Materials		9,810,005

Utilities – 1.6%
Duke Energy Corp.
3.05% due 08/15/22	962,000	955,699
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	704,000	851,240
Exelon Generation Company LLC
4.25% due 06/15/22	546,000	558,404
NiSource Finance Corp.
6.13% due 03/01/22	388,000	449,815

See notes to financial statements.
122 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Utilities – 1.6% (continued)
Sempra Energy
2.88% due 10/01/22	$389,000	$379,969
Duke Energy Progress, Inc.
2.80% due 05/15/22	145,000	145,547
Total Utilities		3,340,674
Total Corporate Bonds
(Cost $212,186,429)		207,317,249

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 0.1%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1477%	146,293	$146,293
Total Securities Lending Collateral
(Cost $146,293)		146,293
Total Investments – 98.9%
(Cost $212,332,722)		$207,463,542
Other Assets & Liabilities, net – 1.1%		2,413,188
Total Net Assets – 100.0%		$209,876,730

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at November 30, 2015 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.
See Sector Classification in Supplemental Information section.

Country Diversification
% of
Country	Corporate Bonds
United States	82.9%
United Kingdom	7.7%
Netherlands	3.4%
Canada	1.9%
Switzerland	1.3%
Mexico	0.6%
Japan	0.6%
Other	1.6%
Total Corporate Bonds	100.0%

See notes to financial statements.
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BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$207,317,249	$—	$207,317,249
Securities Lending Collateral	146,293	—	—	146,293
Total	$146,293	$207,317,249	$—	$207,463,542
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
124 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.4%
Financial – 29.6%
Bank of America Corp.
3.30% due 01/11/23	$900,000	$900,706
4.10% due 07/24/23	300,000	314,026
Citigroup, Inc.
3.38% due 03/01/23	500,000	503,187
3.88% due 10/25/23	400,000	415,927
3.50% due 05/15/23	200,000	197,749
JPMorgan Chase & Co.
3.20% due 01/25/23	600,000	602,893
3.38% due 05/01/23	450,000	448,117
Wells Fargo & Co.
3.45% due 02/13/23	500,000	502,592
4.13% due 08/15/23	450,000	469,638
Morgan Stanley
3.75% due 02/25/23	500,000	518,271
4.10% due 05/22/23	400,000	410,277
Prologis, LP
4.25% due 08/15/23	500,000	529,030
Realty Income Corp.
4.65% due 08/01/23	500,000	524,402
Royal Bank of Scotland plc
6.00% due 12/19/23	400,000	436,339
Goldman Sachs Group, Inc.
3.63% due 01/22/23	400,000	411,115
General Electric Capital Corp.
3.10% due 01/09/23	400,000	409,584
Boston Properties LP
3.85% due 02/01/23	200,000	206,474
3.13% due 09/01/23	200,000	195,472
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands
4.63% due 12/01/23	250,000	260,912
Intercontinental Exchange, Inc.
4.00% due 10/15/23	250,000	258,965
Berkshire Hathaway, Inc.
3.00% due 02/11/23	250,000	255,506
CBRE Services, Inc.
5.00% due 03/15/23	250,000	251,999
Capital One Bank USA North America
3.38% due 02/15/23	250,000	247,303
Ameriprise Financial, Inc.
4.00% due 10/15/23	200,000	210,781
U.S. Bancorp
3.70% due 01/30/24	200,000	210,658
State Street Corp.
3.70% due 11/20/23	200,000	209,087
Aflac, Inc.
3.63% due 06/15/23	200,000	207,381
HCP, Inc.
4.25% due 11/15/23	200,000	202,208
Jefferies Group LLC
5.13% due 01/20/23	200,000	202,011
Capital One Financial Corp.
3.50% due 06/15/23	200,000	201,713
Allstate Corp.
3.15% due 06/15/23	200,000	200,932
American Tower Corp.
3.50% due 01/31/23	200,000	195,639
SunTrust Bank/Atlanta GA
2.75% due 05/01/23	200,000	193,169
MetLife, Inc.
4.37% due 09/15/23	100,000	107,998
Simon Property Group, LP
3.75% due 02/01/24	100,000	104,035
Fifth Third Bancorp
4.30% due 01/16/24	100,000	103,848
Loews Corp.
2.63% due 05/15/23	50,000	47,809
Total Financial		11,667,753

Consumer, Non-cyclical – 17.0%
Mondelez International, Inc.
4.00% due 02/01/24	600,000	622,441
Coca-Cola Co.
3.20% due 11/01/23	400,000	415,958
2.50% due 04/01/23	200,000	198,880
Merck & Co., Inc.
2.80% due 05/18/23	450,000	450,585
UnitedHealth Group, Inc.
2.88% due 03/15/23	200,000	198,597
2.75% due 02/15/23	200,000	196,633
Anheuser - Busch InBev Finance Inc
2.63% due 01/17/23	400,000	387,261
PepsiCo, Inc.
2.75% due 03/01/23	200,000	200,051
3.60% due 03/01/24	100,000	104,787
Zoetis, Inc.
3.25% due 02/01/23	300,000	287,274
ADT Corp.
4.13% due 06/15/231	250,000	235,201
Howard Hughes Corp.
3.50% due 09/01/23	200,000	209,054

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 125

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BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.4% (continued)
Consumer, Non-cyclical – 17.0% (continued)
Procter & Gamble Co.
3.10% due 08/15/23	$200,000	$208,675
Phillip Morris International, Inc.
3.60% due 11/15/23	200,000	208,574
Kroger Co.
3.85% due 08/01/23	200,000	207,291
Bristol-Myers Squibb Co.
3.25% due 11/01/23	200,000	207,251
Celgene Corp.
4.00% due 08/15/23	200,000	206,509
Coca-Cola Femsa SAB de CV
3.88% due 11/26/23	200,000	204,245
Pfizer, Inc.
3.00% due 06/15/23	200,000	201,062
GlaxoSmithKline Capital, Inc.
2.80% due 03/18/23	200,000	200,610
HCA, Inc.
4.75% due 05/01/23	200,000	199,000
WellPoint, Inc.
3.30% due 01/15/23	200,000	198,479
St. Jude Medical, Inc.
3.25% due 04/15/23	200,000	197,800
Medtronic, Inc.
2.75% due 04/01/23	200,000	196,148
Diageo Capital plc
2.63% due 04/29/23	200,000	195,143
ConAgra Foods, Inc.
3.20% due 01/25/23	200,000	191,487
Reynolds American, Inc.
4.85% due 09/15/23	100,000	107,710
Moody's Corp.
4.88% due 02/15/24	100,000	107,392
Cardinal Health, Inc.
3.20% due 03/15/23	100,000	99,018
Lender Processing Services Incorporated / Black Knight
Lending Solutions Inc
5.75% due 04/15/23	34,000	35,318
Total Consumer, Non-cyclical		6,678,434

Energy – 13.1%
Chevron Corp.
3.19% due 06/24/23	700,000	715,946
Occidental Petroleum Corp.
2.70% due 02/15/23	500,000	487,198
Schlumberger Investment S.A.
3.65% due 12/01/23	400,000	414,416
BP Capital Markets plc
3.99% due 09/26/23	200,000	209,095
2.75% due 05/10/23	200,000	193,703
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.50% due 04/15/23	200,000	190,875
4.50% due 11/01/23	200,000	181,428
Halliburton Co.
3.50% due 08/01/23	350,000	349,490
Shell International Finance BV
2.25% due 01/06/23	200,000	191,528
3.40% due 08/12/23	150,000	153,024
Kinder Morgan Energy Partners, LP
3.45% due 02/15/23	200,000	166,984
3.50% due 09/01/23	200,000	164,540
Total Capital International S.A.
2.70% due 01/25/23	200,000	196,700
Total Capital Canada Ltd.
2.75% due 07/15/23	200,000	196,352
EOG Resources, Inc.
2.63% due 03/15/23	200,000	194,539
Enterprise Products Operating LLC
3.35% due 03/15/23	200,000	191,359
Williams Partners, LP
4.50% due 11/15/23	200,000	177,601
Spectra Energy Capital LLC
3.30% due 03/15/23	200,000	176,921
Access Midstream Partners LP / ACMP Finance Corp.
4.88% due 05/15/23	200,000	176,247
Energy Transfer Partners, LP
3.60% due 02/01/23	200,000	174,382
Continental Resources, Inc.
4.50% due 04/15/23	200,000	174,359
Williams Companies, Inc.
3.70% due 01/15/23	100,000	80,560
Total Energy		5,157,247

Communications – 10.2%
Verizon Communication, Inc.
5.15% due 09/15/23	1,000,000	1,119,651
Rogers Communications, Inc.
4.10% due 10/01/23	200,000	208,716
3.00% due 03/15/23	200,000	195,561
NBCUniversal Media LLC
2.88% due 01/15/23	400,000	401,018
Vodacom Group plc
2.95% due 02/19/23	400,000	384,369

See notes to financial statements.
126 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.4% (continued)
Communications – 10.2% (continued)
Telefonica Emisiones SAU
4.57% due 04/27/23	$200,000	$211,639
Time Warner Inc.
4.05% due 12/15/23	200,000	207,568
Thomson Reuters Corp.
4.30% due 11/23/23	200,000	206,973
Comcast Corp.
2.85% due 01/15/23	200,000	201,095
Viacom, Inc.
4.25% due 09/01/23	200,000	198,533
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85% due 04/15/23	200,000	198,171
Interpublic Group of Companies, Inc.
3.75% due 02/15/23	200,000	196,364
Time Warner Entertainment Company, LP
8.38% due 03/15/23	150,000	186,003
Motorola Solutions, Inc.
3.50% due 03/01/23	100,000	88,213
Total Communications		4,003,874

Consumer, Cyclical – 7.7%
CVS Health Corp.
4.00% due 12/05/23	400,000	420,702
Home Depot, Inc.
3.75% due 02/15/24	200,000	212,967
2.70% due 04/01/23	200,000	199,654
Starbucks Corp.
3.85% due 10/01/23	200,000	214,049
Delphi Corp.
5.00% due 02/15/23	200,000	210,822
Ford Motor Credit Co. LLC
4.38% due 08/06/23	200,000	209,485
General Motors Co.
4.88% due 10/02/23	200,000	207,937
General Motors Financial Co., Inc.
4.25% due 05/15/23	200,000	201,144
Toyota Motor Credit Corp.
2.63% due 01/10/23	200,000	197,566
Wal - Mart Stores, Inc.
2.55% due 04/11/23	200,000	197,506
NIKE, Inc.
2.25% due 05/01/23	200,000	195,871
Dollar General Corp.
3.25% due 04/15/23	200,000	191,774
Macy's Retail Holdings, Inc.
2.88% due 02/15/23	200,000	184,865
Staples, Inc.
4.38% due 01/12/23	100,000	97,522
QVC, Inc.
4.38% due 03/15/23	100,000	95,678
Total Consumer, Cyclical		3,037,542

Technology – 7.5%
Apple Inc.
2.40% due 05/03/23	1,000,000	977,852
Microsoft Corp.
3.63% due 12/15/23	300,000	318,925
2.38% due 05/01/23	200,000	196,836
Oracle Corp.
3.63% due 07/15/23	300,000	312,263
Fidelity National Information Services, Inc.
3.50% due 04/15/23	300,000	288,670
International Business Machines Corp.
3.38% due 08/01/23	200,000	204,475
Maxim Integrated Products, Inc.
3.38% due 03/15/23	200,000	200,979
Seagate HDD Cayman
4.75% due 06/01/23	200,000	176,872
EMC Corp./MA
3.38% due 06/01/23	200,000	171,421
Texas Instruments, Inc.
2.25% due 05/01/23	100,000	95,410
Total Technology		2,943,703

Industrial – 5.7%
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	300,000	314,784
3.15% due 01/15/23	200,000	196,937
Burlington Northern Santa Fe, LLC
3.85% due 09/01/23	200,000	207,020
3.00% due 03/15/23	200,000	198,389
Caterpillar Financial Service Corp.
3.75% due 11/24/23	200,000	207,645
Cummins, Inc.
3.65% due 10/01/23	200,000	206,796
Ingersoll-Rand Global Holding Co., Ltd.
4.25% due 06/15/23	200,000	206,344
Northrop Grumman Corp.
3.25% due 08/01/23	200,000	200,456
Precision Castparts Corp.
2.50% due 01/15/23	200,000	195,708

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 127

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BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.4% (continued)
Industrial – 5.7% (continued)
Norfolk Southern Corp.
2.90% due 02/15/23	$200,000	$193,998
Agilent Technologies, Inc.
3.88% due 07/15/23	100,000	100,189
Total Industrial		2,228,266

Basic Materials – 4.5%
Barrick Gold Corp.
4.10% due 05/01/23	400,000	352,526
LYB International Finance BV
4.00% due 07/15/23	200,000	203,492
Nucor Corp.
4.00% due 08/01/23	200,000	200,433
Praxair, Inc.
2.70% due 02/21/23	200,000	195,671
El du Pont de Nemours & Co.
2.80% due 02/15/23	200,000	192,813
Goldcorp, Inc.
3.70% due 03/15/23	200,000	189,939
CF Industries, Inc.
3.45% due 06/01/23	200,000	189,194
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23	200,000	135,500
Teck Resources Ltd.
3.75% due 02/01/231	200,000	106,000
Total Basic Materials		1,765,568

Utilities – 2.6%
Sempra Energy
4.05% due 12/01/23	200,000	209,030
Southern California Edison Co.
3.50% due 10/01/23	200,000	208,998
Black Hills Corp.
4.25% due 11/30/23	200,000	207,984
FirstEnergy Corp.
4.25% due 03/15/23	200,000	203,133
PPL Capital Funding Trust I
3.40% due 06/01/23	200,000	201,092
Total Utilities		1,030,237

Diversified – 0.5%
Leucadia National Corp.
5.50% due 10/18/23	200,000	200,757
Total Corporate Bonds – 98.4%
(Cost $39,129,582)		38,713,381

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 – 0.3%
BNY Mellon Separately Managed Cash Collateral Account
issued, 0.1408%	140,600	$140,600
Total Securities Lending Collateral
(Cost $140,600)		140,600

Total Investments – 98.7%
(Cost $39,270,182)		$38,853,981

Other Assets & Liabilities, net – 1.3%		495,906
Total Net Assets – 100.0%		$39,349,887

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2015 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
128 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

Country Diversification
% of
Country	Corporate Bonds
United States	87.4%
Canada	3.8%
United Kingdom	3.7%
Netherlands	2.1%
Luxembourg	1.1%
Spain	0.5%
Mexico	0.5%
France	0.5%
Cayman Islands	0.4%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$38,713,381	$—	$38,713,381
Securities Lending Collateral	140,600	—	—	140,600
Total Assets	$140,600	$38,713,381	$—	$38,853,981
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7%
Financial – 40.9%
Morgan Stanley
3.70% due 10/23/24	$832,000	$847,074
3.88% due 04/29/24	750,000	775,721
Bank of America Corp.
4.20% due 08/26/24	665,000	672,399
4.00% due 04/01/24	583,000	603,390
4.13% due 01/22/24	167,000	174,609
Wells Fargo & Co.
3.30% due 09/09/24	1,165,000	1,164,024
4.48% due 01/16/24	249,000	264,239
JPMorgan Chase & Co.
3.88% due 09/10/24	731,000	735,970
3.63% due 05/13/24	375,000	383,955
3.88% due 02/01/24	167,000	173,899
Credit Suisse
3.63% due 09/09/24	1,250,000	1,261,697
Goldman Sachs Group, Inc.
3.85% due 07/08/24	583,000	597,608
4.00% due 03/03/24	431,000	446,702
Barclays Bank PLC
3.75% due 05/15/24	900,000	919,368
Intesa Sanpaolo SpA
5.02% due 06/26/241	500,000	501,386
5.25% due 01/12/24	350,000	379,797
BPCE S.A.
4.00% due 04/15/24	750,000	780,071
Royal Bank of Scotland Group plc
5.13% due 05/28/24	700,000	721,093
American International Group, Inc.
4.13% due 02/15/24	667,000	695,522
Mastercard, Inc.
3.38% due 04/01/24	667,000	681,573
Synchrony Financial
4.25% due 08/15/24	667,000	667,762
Simon Property Group, LP
3.38% due 10/01/24	501,000	505,441
3.75% due 02/01/24	85,000	88,429
Citigroup, Inc.
3.75% due 06/16/24	416,000	427,858
4.00% due 08/05/24	164,000	163,915
Capital One Financial Corp.
3.75% due 04/24/24	585,000	591,038
Bank of New York Mellon
3.65% due 02/04/24	500,000	520,942
Invesco Finance plc
4.00% due 01/30/24	500,000	519,432
General Electric Capital Corp.
3.45% due 05/15/24	498,000	516,102
Ameriprise Financial, Inc.
3.70% due 10/15/24	500,000	512,198
Sumitomo Mitsui Banking Corp.
3.95% due 01/10/24	250,000	261,446
3.40% due 07/11/24	250,000	250,531
US Bancorp
3.60% due 09/11/24	498,000	507,906
HCP, Inc.
3.88% due 08/15/24	501,000	487,807
HSBC Holdings plc
4.25% due 03/14/24	450,000	455,472
American Tower Corp.
5.00% due 02/15/24	417,000	444,062
Abbey National Treasury Services PLC
4.00% due 03/13/24	416,000	435,302
Aflac, Inc.
3.63% due 11/15/24	419,000	430,952
State Street Corp.
3.30% due 12/16/24	419,000	424,127
Prudential Financial, Inc.
3.50% due 05/15/24	416,000	420,276
American Express Co.
3.63% due 12/05/24	419,000	416,341
Aon plc
3.50% due 06/14/24	419,000	413,115
PNC Financial Services Group, Inc.
3.90% due 04/29/24	375,000	383,417
PNC Bank NA
3.30% due 10/30/24	250,000	252,342
Brown & Brown, Inc.
4.20% due 09/15/24	250,000	249,035
Discover Financial Services
3.95% due 11/06/24	250,000	248,036
Air Lease Corp.
4.25% due 09/15/24	250,000	245,625
CNA Financial Corp.
3.95% due 05/15/24	218,000	218,785
BNP Paribas S.A.
4.25% due 10/15/24	200,000	200,255
Barclays plc
4.38% due 09/11/24	200,000	196,309
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24	167,000	173,815
BlackRock, Inc.
3.50% due 03/18/24	167,000	171,727
Metlife Inc.
3.60% due 04/10/24	167,000	171,074
WP Carey, Inc.
4.60% due 04/01/24	167,000	169,596
Bank of New York Mellon Corp.
3.40% due 05/15/24	164,000	168,634

See notes to financial statements.
130 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Financial – 40.9% (continued)
NASDAQ OMX Group, Inc.
4.25% due 06/01/24	$167,000	$168,485
Boston Properties LP
3.80% due 02/01/24	164,000	168,019
Deutsche Bank AG/London
3.70% due 05/30/24	167,000	167,005
ACE INA Holdings, Inc.
3.35% due 05/15/24	123,000	124,413
HSBC USA, Inc.
3.50% due 06/23/24	100,000	101,097
Fifth Third Bancorp
4.30% due 01/16/24	85,000	88,270
Total Financial		25,906,490

Consumer, Non-cyclical – 14.3%
Novartis Capital Corp.
3.40% due 05/06/24	1,001,000	1,040,979
Becton Dickinson & Co.
3.73% due 12/15/24	831,000	847,677
Gilead Sciences, Inc.
3.70% due 04/01/24	781,000	803,766
HCA, Inc.
5.00% due 03/15/24	619,000	625,190
Express Scripts Holding Co.
3.50% due 06/15/24	585,000	584,502
Wyeth LLC
6.45% due 02/01/24	416,000	512,250
Anthem, Inc.
3.50% due 08/15/24	501,000	497,129
Pfizer, Inc.
3.40% due 05/15/24	419,000	428,923
Phillip Morris International, Inc.
3.25% due 11/10/24	419,000	424,798
Actavis Funding SCS
3.85% due 06/15/24	417,000	422,668
McKesson Corp.
3.80% due 03/15/24	367,000	372,297
Altria Group, Inc.
4.00% due 01/31/24	331,000	346,273
Anheuser-Busch InBev Finance, Inc.
3.70% due 02/01/24	331,000	339,151
Amgen, Inc.
3.63% due 05/22/24	331,000	330,975
Tyson Foods, Inc.
3.95% due 08/15/24	249,000	255,412
Aetna Inc.
3.50% due 11/15/24	200,000	200,452
Perrigo Finance plc
3.90% due 12/15/24	200,000	194,278
Medtronic, Inc.
3.63% due 03/15/24	167,000	173,054
Colgate-Palmolive Co.
3.25% due 03/15/24	167,000	172,672
The Clorox Co.
3.50% due 12/15/24	167,000	166,818
Celgene Corp.
3.63% due 05/15/24	167,000	166,184
Moody's Corp.
4.88% due 02/15/24	85,000	91,284
PepsiCo, Inc.
3.60% due 03/01/24	85,000	89,069
Total Consumer, Non-cyclical		9,085,801

Energy – 13.8%
Total Capital International S.A.
3.75% due 04/10/24	667,000	694,547
3.70% due 01/15/24	308,000	319,335
Exxon Mobil Corp.
3.18% due 03/15/24	669,000	689,028
ConocoPhillips Co.
3.35% due 11/15/24	667,000	658,452
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	600,000	617,841
BP Capital Markets plc
3.81% due 02/10/24	331,000	340,254
3.54% due 11/04/24	200,000	202,272
Marathon Petroleum Corp.
3.63% due 09/15/24	501,000	486,382
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.60% due 11/01/24	501,000	435,798
Canadian National Resources, Ltd.
3.80% due 04/15/24	419,000	396,991
Enbridge, Inc.
3.50% due 06/10/24	419,000	361,821
Enterprise Products Operating LLC
3.90% due 02/15/24	331,000	322,317
Kinder Morgan Energy Partners, LP
4.15% due 02/01/24	167,000	141,365
4.25% due 09/01/24	167,000	139,748
Williams Companies, Inc.
4.55% due 06/24/24	267,000	219,382
Continental Resources, Inc.
3.80% due 06/01/24	249,000	207,012
Statoil ASA
3.70% due 03/01/24	200,000	206,560
Williams Partners LP
4.30% due 03/04/24	230,000	199,886
Cimarex Energy Co.
4.38% due 06/01/24	200,000	197,889
Kerr-McGee Corp.
6.95% due 07/01/24	164,000	191,653

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 131

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BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Energy – 13.8% (continued)
Oceaneering International, Inc.
4.65% due 11/15/24	$200,000	$181,520
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	200,000	180,935
EQT Midstream Partners, LP
4.00% due 08/01/24	200,000	174,698
Suncor Energy, Inc.
3.60% due 12/01/24	164,000	163,500
Anadarko Petroleum Corp.
3.45% due 07/15/242	167,000	162,259
Husky Energy, Inc.
4.00% due 04/15/24	167,000	158,702
Newfield Exploration Co.
5.63% due 07/01/24	167,000	158,233
Access Midstream Partners Limited Partnership /
ACMP Finance Corp.
4.88% due 03/15/24	167,000	145,983
El Paso Pipeling Partners Operating Co. LLC
4.30% due 05/01/24	167,000	139,232
Ensco plc
4.50% due 10/01/24	167,000	130,666
Noble Energy, Inc.
3.90% due 11/15/24	123,000	116,751
Total Energy		8,741,012

Communications – 9.5%
Verizon Communication, Inc.
3.50% due 11/01/24	600,000	603,014
4.15% due 03/15/24	567,000	594,954
DirectTV Holdings, LLC/DirectTV Financing Co., Inc.
4.45% due 04/01/24	539,000	559,695
Comcast Corp.
3.60% due 03/01/24	419,000	437,798
Google, Inc.
3.38% due 02/25/24	375,000	395,504
Cisco Systems, Inc.
3.63% due 03/04/24	367,000	386,415
Amazon.com, Inc.
3.80% due 12/05/24	367,000	382,151
Time Warner, Inc.
3.55% due 06/01/24	375,000	372,982
WPP Finance 2010
3.75% due 09/19/24	282,000	283,443
eBay, Inc.
3.45% due 08/01/24	285,000	273,719
Expedia, Inc.
4.50% due 08/15/24	267,000	264,793
Motorola Solutions, Inc.
4.00% due 09/01/24	293,000	255,468
Interpublic Group of Companies, Inc.
4.20% due 04/15/24	200,000	199,393
Scripps Networks Interactive, Inc.
3.90% due 11/15/24	200,000	193,179
AT&T Inc.
3.90% due 03/11/24	167,000	171,689
Omnicom Group, Inc.
3.65% due 11/01/24	167,000	165,717
CBS Corp.
3.70% due 08/15/24	167,000	164,031
Viacom, Inc.
3.88% due 04/01/24	167,000	159,335
21st Century Fox America, Inc.
3.70% due 09/15/24	121,000	123,007
Total Communications		5,986,287

Consumer, Cyclical – 5.7%
Walgreens Boots Alliance, Inc.
3.80% due 11/18/24	731,000	718,431
Wal - Mart Stores, Inc.
3.30% due 04/22/24	531,000	547,517
Target Corp.
3.50% due 07/01/24	367,000	382,175
Magna International, Inc.
3.63% due 06/15/24	331,000	325,387
Newell Rubbermaid, Inc.
4.00% due 12/01/24	293,000	292,095
QVC, Inc.
4.85% due 04/01/24	267,000	260,818
Ford Motor Credit Co. LLC
3.66% due 09/08/24	200,000	195,526
Johnson Controls, Inc.
3.63% due 07/02/24	200,000	192,828
Ingram Micro, Inc.
4.95% due 12/15/24	167,000	167,581
McDonald's Corp.
3.25% due 06/10/24	164,000	162,548
Macy's Retail Holdings, Inc.
3.63% due 06/01/24	167,000	160,008
Delphi Corp.
4.15% due 03/15/24	123,000	124,788
CVS Health Corp.
3.38% due 08/12/24	85,000	85,474
Total Consumer, Cyclical		3,615,176

Technology – 5.0%
Apple Inc.
3.45% due 05/06/24	750,000	777,724
KLA-Tencor Corp.
4.65% due 11/01/24	619,000	629,763
Oracle Corp.
3.40% due 07/08/24	531,000	542,584
International Business Machines Corp.
3.63% due 02/12/24	500,000	516,801

See notes to financial statements.
132 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Technology – 5.0% (continued)
Pitney Bowes, Inc.
4.63% due 03/15/24	$367,000	$364,374
Fidelity National Information Services, Inc.
3.88% due 06/05/24	367,000	355,159
Total Technology		3,186,405

Industrial – 4.1%
Burlington Northern Santa Fe LLC
3.75% due 04/01/24	367,000	378,235
3.40% due 09/01/24	200,000	200,572
FedEx Corp.
4.00% due 01/15/24	375,000	394,049
Caterpillar Inc.
3.40% due 05/15/24	331,000	337,376
Illinois Tool Works, Inc.
3.50% due 03/01/24	317,000	326,316
Parker-Hannifin Corp.
3.30% due 11/21/24	200,000	202,877
Ingersoll-Rand Luxembourg Finance SA
3.55% due 11/01/24	200,000	197,042
General Electirc Co.
3.38% due 03/11/24	167,000	173,355
CSX Corp.
3.40% due 08/01/24	167,000	167,720
L-3 Communications Corp.
3.95% due 05/28/24	167,000	158,972
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	85,000	89,189
Total Industrial		2,625,703

Basic Materials – 3.7%
LyondellBasell Industries NV
5.75% due 04/15/24	450,000	506,349
Alcoa, Inc.
5.13% due 10/01/24	449,000	427,111
Monsanto Co.
3.38% due 07/15/24	419,000	404,634
Georgia-Pacific LLC
8.00% due 01/15/24	267,000	341,434
International Paper Co.
3.65% due 06/15/24	249,000	248,894
Dow Chemical Co.
3.50% due 10/01/24	167,000	163,211
Freeport-McMoRan, Inc.
4.55% due 11/14/242	200,000	136,938
Potash Corp. of Saskatchewan, Inc.
3.63% due 03/15/24	85,000	84,415
Total Basic Materials		2,312,986

Utilities – 1.7%
Sempra Energy
3.55% due 06/15/24	331,000	333,193
Florida Power & Light Company
3.25% due 06/01/24	200,000	205,390
Dominion Resources, Inc.
3.63% due 12/01/24	200,000	199,394
Duke Energy Corp.
3.75% due 04/15/24	167,000	170,106
Southern California Gas Co.
3.15% due 09/15/24	167,000	169,595
Total Utilities		1,077,678
Total Corporate Bonds
(Cost $64,140,227)		62,537,538

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 0.4%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1414%	246,936	$246,936
Total Securities Lending Collateral
(Cost $246,936)		246,936
Total Investments – 99.1%
(Cost $64,387,163)		$62,784,474
Other Assets & Liabilities, net – 0.9%		593,492
Total Net Assets – 100.0%		$63,377,966

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $501,386 (cost $489,345), or 0.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at November 30, 2015 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	79.1%
United Kingdom	7.4%
Canada	3.4%
France	3.2%
Switzerland	2.0%
Italy	1.4%
Luxembourg	1.0%
Other	2.5%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$62,537,538	$—	$62,537,538
Securities Lending Collateral	246,936	—	—	246,936
Total	$246,936	$62,537,538	$—	$62,784,474
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
134 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.4%
Financial – 31.4%
Goldman Sachs Group, Inc.
3.75% due 05/22/25	$100,000	$101,477
3.50% due 01/23/25	100,000	99,676
Lloyds Bank plc
3.50% due 05/14/25	200,000	200,984
Bank of America Corp.
4.00% due 01/22/25	100,000	99,435
3.95% due 04/21/25	100,000	98,967
Barclays plc
3.65% due 03/16/25	200,000	194,387
Deutsche Bank AG
4.50% due 04/01/25	200,000	189,245
Morgan Stanley
5.00% due 11/24/25	100,000	107,977
Citigroup, Inc.
4.40% due 06/10/25	100,000	101,854
Ace INA Holdings, Inc.
3.15% due 03/15/25	100,000	99,253
CME Group, Inc.
3.00% due 03/15/25	100,000	98,960
Welltower, Inc.
4.00% due 06/01/25	100,000	98,812
HCP, Inc.
4.00% due 06/01/25	100,000	97,981
JPMorgan Chase & Co.
3.13% due 01/23/25	100,000	97,972
Natural Rural Utilities Cooperative Finance Corp.
2.85% due 01/27/25	100,000	97,267
Wells Fargo & Co.
3.00% due 02/19/25	100,000	97,209
Total Financial		1,881,456

Consumer, Non-cyclical – 21.5%
Actavis Funding SCS
3.80% due 03/15/25	200,000	201,931
AbbVie, Inc.
3.60% due 05/14/25	200,000	198,564
Reynolds American, Inc.
4.45% due 06/12/25	100,000	105,185
HCA, Inc.
5.25% due 04/15/25	100,000	101,500
Gilead Sciences, Inc.
3.50% due 02/01/25	100,000	100,515
Abbot Laboratories
2.95% due 03/15/25	100,000	98,716
Zimmer Biomet Holdings, Inc.
3.55% due 04/01/25	100,000	97,856
Verisk Analytics, Inc.
4.00% due 06/15/25	100,000	97,753
Laboratory Corp. of America Holdings
3.60% due 02/01/25	100,000	97,458
Cigna Corp.
3.25% due 04/15/25	100,000	97,346
Amgen, Inc.
3.13% due 05/01/25	100,000	95,578
Total Consumer, Non-cyclical		1,292,402

Energy – 13.5%
Williams Partners LP
3.90% due 01/15/25	100,000	82,182
4.00% due 09/15/25	100,000	81,829
BP Capital Markets plc
3.51% due 03/17/25	100,000	100,540
Shell International Finance BV
3.25% due 05/11/25	100,000	99,631
Exxon Mobil Corp.
2.71% due 03/06/25	100,000	98,806
Enterprise Products Operating LLC
3.75% due 02/15/25	100,000	94,797
Energy Transfer Partners LP
4.05% due 03/15/25	100,000	85,870
Kinder Morgan, Inc.
4.30% due 06/01/25	100,000	84,653
Southwestern Energy Co.
4.95% due 01/23/251	100,000	82,510
Total Energy		810,818

Communications – 9.9%
AT&T, Inc.
3.40% due 05/15/25	200,000	194,476
Comcast Corp.
3.38% due 08/15/25	100,000	102,250
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
3.95% due 01/15/25	100,000	100,156
Time Warner, Inc.
3.60% due 07/15/25	100,000	99,252
CBS Corp.
3.50% due 01/15/25	100,000	96,835
Total Communications		592,969

Technology – 6.5%
Apple, Inc.
3.20% due 05/13/25	100,000	101,449
2.50% due 02/09/25	100,000	96,076
Oracle Corp.
2.95% due 05/15/25	100,000	97,878
Qualcomm, Inc.
3.45% due 05/20/25	100,000	94,624
Total Technology		390,027

Industrial – 6.5%
Harris Corp.
3.83% due 04/27/25	100,000	99,382
Lockheed Martin Corp.
2.90% due 03/01/25	100,000	96,986

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.4% (continued)
Industrial – 6.5% (continued)
FedEx Corp.
3.20% due 02/01/25	$100,000	$96,579
Canadian Pacific Railway Co.
2.90% due 02/01/25	100,000	94,255
Total Industrial		387,202

Consumer, Cyclical – 4.9%
CVS Health Corp.
3.88% due 07/20/25	100,000	102,736
General Motors Financial Co., Inc.
4.00% due 01/15/25	100,000	96,695
Coach, Inc.
4.25% due 04/01/25	100,000	95,172
Total Consumer, Cyclical		294,603

Utilities – 1.7%
American Water Capital Corp.
3.40% due 03/01/25	100,000	102,403

Basic Materials – 1.5%
Agrium, Inc.
3.38% due 03/15/25	100,000	92,718
Total Corporate Bonds
(Cost $5,895,827)		5,844,598

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 – 1.2%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1465%	68,800	$68,800
Total Securities Lending Collateral
(Cost $68,800)		68,800
Total Investments – 98.6%
(Cost $5,964,627)		$5,913,398
Other Assets & Liabilities, net – 1.4%		85,152
Total Net Assets – 100.0%		$5,998,550

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2015 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2025.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
136 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	79.9%
United Kingdom	8.5%
Luxembourg	3.5%
Germany	3.2%
Canada	3.2%
Netherlands	1.7%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$5,844,598	$—	$5,844,598
Securities Lending Collateral	68,800	—	—	68,800
Total	$68,800	$5,844,598	$—	$5,913,398
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES†† – 70.6%
United States Treasury Bill
0.00% due 12/17/151	$331,755,000	$331,747,701
Total U.S. Government Securities
(Cost $331,743,866)		331,747,701

CORPORATE BONDS†† – 18.9%
Consumer, Non-cyclical – 8.7%
Kinetics Concept, Inc. / KCI USA, Inc.
10.50% due 11/01/18	16,783,000	16,338,251
12.50% due 11/01/19	1,670,000	1,619,900
CHS/Community Health Systems, Inc.
8.00% due 11/15/19	9,258,000	9,420,015
Tenet Healthcare Corp.
8.00% due 08/01/20	5,730,000	5,844,600
Bumble Bee Holdings, Inc.
9.00% due 12/15/172	3,663,000	3,749,996
Endo Finance LLC / Endo Finco, Inc.
7.50% due 12/15/202	2,796,000	2,911,335
HealthSouth Corp.
7.75% due 09/15/22	1,127,000	1,174,898
Total Consumer, Non-cyclical		41,058,995

Industrial – 4.2%
Novelis, Inc.
8.75% due 12/15/20	8,973,000	8,771,107
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC /
Reynolds Group Issuer
7.12% due 04/15/19	4,151,000	4,226,237
Manitowoc Co., Inc.
8.50% due 11/01/20	3,852,000	4,015,710
Covanta Holding Corp.
7.25% due 12/01/20	2,475,000	2,580,188
Total Industrial		19,593,242

Communications – 3.2%
Univision Communications, Inc.
8.50% due 05/15/212	7,292,000	7,611,025
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20	8,973,000	7,537,320
Total Communications		15,148,345

Consumer, Cyclical – 1.7%
Goodyear Tire & Rubber Co.
8.25% due 08/15/20	7,711,000	8,042,187

Technology – 1.0%
SunGard Data Systems, Inc.
7.63% due 11/15/20	4,711,000	4,890,630

Financial – 0.1%
Springleaf Finance Corp.
5.40% due 12/01/15	243,000	243,000
Total Corporate Bonds
(Cost $92,949,410)		88,976,399

Total Investments – 89.5%
(Cost $424,693,276)		$420,724,100

Other Assets & Liabilities, net – 10.5%		49,149,137
Total Net Assets – 100.0%		$469,873,237

††	Value determined based on Level 2 inputs — See Note 4.
1	Zero coupon rate security.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $14,272,356 (cost $14,244,412), or 3.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2015.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
138 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	81.7%
Canada	9.8%
Luxembourg	8.5%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
U.S. Government Securities	$—	$331,747,701	$—	$331,747,701
Corporate Bonds	—	88,976,399	—	88,976,399
Total	$—	$420,724,100	$—	$420,724,100
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 95.1%
Communications – 22.8%
Sprint Communications, Inc.
6.00% due 12/01/16	$37,352,000	$37,328,654
DISH DBS Corp.
7.13% due 02/01/16	27,862,000	28,116,936
Level 3 Financing, Inc.
8.63% due 07/15/20	15,695,000	16,538,606
AMC Networks, Inc.
7.75% due 07/15/21	13,142,000	14,036,182
Harron Communications Limited Partnership /
Harron Finance Corp.
9.13% due 04/01/201	11,623,000	12,349,438
Alcatel-Lucent USA, Inc.
8.88% due 01/01/201	10,400,000	11,180,000
Altice Finco S.A.
9.88% due 12/15/201	10,500,000	11,156,249
Clearwire Communications LLC / Clearwire Finance, Inc.
14.75% due 12/01/161	8,810,000	9,834,163
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	8,813,000	9,584,138
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
9.75% due 04/01/21	5,046,000	5,531,678
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	4,007,000	3,345,845
j2 Global, Inc.
8.00% due 08/01/20	831,000	882,938
New York Times Co.
6.63% due 12/15/16	478,000	498,913
Ancestry.com, Inc.
11.00% due 12/15/20	418,000	455,620
Total Communications		160,839,360

Consumer, Cyclical – 21.0%
FCA US LLC / CG Company-Issuer, Inc.
8.25% due 06/15/21	34,066,000	36,758,916
HD Supply, Inc.
11.50% due 07/15/20	17,845,000	20,254,074
7.50% due 07/15/20	6,597,000	6,992,820
MGM Resorts International
7.50% due 06/01/16	13,605,000	13,996,144
10.00% due 11/01/16	8,793,000	9,425,041
6.88% due 04/01/16	2,950,000	3,001,625
Rite Aid Corp.
9.25% due 03/15/20	15,323,000	16,395,610
Sabre Holdings Corp.
8.35% due 03/15/16	9,082,000	9,218,230
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	5,517,000	5,690,344
Dana Holding Corp.
6.75% due 02/15/21	4,051,000	4,197,849
Suburban Propane Partners Limited Partnership/
Suburban Energy Finance Corp.
7.38% due 08/01/21	3,825,000	4,006,688
Wolverine World Wide, Inc.
6.13% due 10/15/20	3,731,000	3,926,878
Office Depot, Inc.
9.75% due 03/15/191	3,566,000	3,766,588
Tempur Sealy International, Inc.
6.88% due 12/15/20	2,391,000	2,537,449
National CineMedia LLC
7.88% due 07/15/21	2,373,000	2,479,785
CalAtlantic Group, Inc.
10.75% due 09/15/16	2,028,000	2,169,960
DR Horton, Inc.
6.50% due 04/15/16	1,915,000	1,953,300
Lennar Corp.
6.50% due 04/15/16	1,059,000	1,074,885
Icon Health & Fitness, Inc.
11.88% due 10/15/161	156,000	154,830
Total Consumer, Cyclical		148,001,016

Financial – 15.0%
Ally Financial, Inc.
3.50% due 07/18/16	21,432,000	21,579,452
3.13% due 01/15/16	8,524,000	8,550,638
Navient LLC
6.25% due 01/25/16	21,198,000	21,264,243
International Lease Finance Corp.
5.75% due 05/15/16	20,800,000	21,138,000
iStar Financial, Inc.
3.88% due 07/01/16	6,107,000	6,122,268
5.88% due 03/15/16	5,357,000	5,383,785
Springleaf Finance Corp.
5.75% due 09/15/16	9,900,000	10,073,250
Realogy Group LLC / Sunshine Group Florida Ltd.
3.38% due 05/01/161,2	8,807,000	8,862,044
GEO Group, Inc.
6.63% due 02/15/21	1,517,000	1,549,236
Genworth Financial, Inc.
8.63% due 12/15/16	1,131,000	1,181,895
Total Financial		105,704,811

Consumer, Non-cyclical – 9.6%
HCA, Inc.
6.50% due 02/15/16	16,609,000	16,798,923
Constellation Brands, Inc.
7.25% due 09/01/16	10,674,000	11,087,618
United Rentals North America, Inc.
8.25% due 02/01/21	5,145,000	5,421,543
7.38% due 05/15/20	4,438,000	4,709,827

See notes to financial statements.
140 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.1% (continued)
Consumer, Non-cyclical – 9.6% (continued)
JBS USA LLC / JBS USA Finance, Inc.
7.25% due 06/01/211	$5,472,000	$5,718,240
SUPERVALU, Inc.
8.00% due 05/01/16	5,489,000	5,578,196
Live Nation Entertainment, Inc.
7.00% due 09/01/201	4,278,000	4,518,638
Endo Finance LLC / Endo Finco, Inc.
7.75% due 01/15/221	4,247,000	4,300,088
RR Donnelley & Sons Co.
8.60% due 08/15/16	3,601,000	3,740,539
Prestige Brands, Inc.
8.13% due 02/01/20	2,429,000	2,544,378
Hertz Corp.
7.38% due 01/15/212	2,111,000	2,207,072
Elizabeth Arden, Inc.
7.38% due 03/15/21	811,000	559,590
Valeant Pharmaceuticals International, Inc.
7.25% due 07/15/221	88,000	80,080
Total Consumer, Non-cyclical		67,264,732

Industrial – 9.2%
Beverage Packaging Holdings Luxembourg II S.A. /
Beverage Packaging Holdings II
5.63% due 12/15/161	11,867,000	11,837,333
USG Corp.
6.30% due 11/15/16	7,891,000	8,157,322
7.88% due 03/30/201	3,135,000	3,303,506
CNH Industrial Capital LLC
6.25% due 11/01/16	10,714,000	11,035,420
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	9,350,000	9,700,625
CNH Industrial America LLC
7.25% due 01/15/16	5,343,000	5,373,054
ADS Waste Holdings, Inc.
8.25% due 10/01/20	4,398,000	4,573,920
Louisiana-Pacific Corp.
7.50% due 06/01/20	3,912,000	4,088,040
Hanson Ltd.
6.13% due 08/15/16	2,835,000	2,928,413
Summit Materials LLC / Summit Materials Finance Corp.
10.50% due 01/31/20	2,066,000	2,208,192
Nortek, Inc.
8.50% due 04/15/21	1,795,000	1,866,800
Total Industrial		65,072,625

Energy – 7.8%
Sabine Pass LNG, LP
7.50% due 11/30/16	29,501,000	30,238,525
Transocean, Inc.
5.55% due 12/15/16	14,645,000	14,626,694
Chesapeake Energy Corp.
3.25% due 03/15/16	10,027,000	9,613,386
Range Resources Corp.
5.75% due 06/01/21	388,000	363,750
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	148,000	145,780
Targa Resources Partners LP / Targas Resources Finance Corp.
6.88% due 02/01/21	34,000	34,085
Total Energy		55,022,220

Utilities – 4.2%
NRG Energy, Inc.
7.88% due 05/15/21	23,256,000	23,314,140
PPL Energy Supply LLC
6.20% due 05/15/16	4,052,000	4,091,304
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.50% due 05/20/21	1,550,000	1,577,125
DPL, Inc.
6.50% due 10/15/16	588,000	601,230
Total Utilities		29,583,799

Basic Materials – 3.6%
Kaiser Aluminum Corp.
8.25% due 06/01/20	7,214,000	7,655,858
First Quantum Minerals Ltd.
8.75% due 06/01/201	7,065,000	7,612,537
Steel Dynamics, Inc.
6.13% due 08/15/19	3,646,000	3,791,840
Global Brass and Copper, Inc.
9.50% due 06/01/19	3,321,000	3,553,470
Vedanta Resources plc
6.75% due 06/07/161,2	2,750,000	2,715,625
Total Basic Materials		25,329,330

Technology – 1.9%
NXP BV / NXP Funding LLC
3.50% due 09/15/161	11,741,000	11,799,705
Dell, Inc.
3.10% due 04/01/16	1,858,000	1,864,968
Total Technology		13,664,673
Total Corporate Bonds
(Cost $673,613,662)		670,482,566

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 0.8%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1209%	5,768,622	$5,768,622
Total Securities Lending Collateral
(Cost $5,768,622)		5,768,622
Total Investments – 95.9%
(Cost $679,382,284)		$676,251,188
Other Assets & Liabilities, net – 4.1%		28,840,515
Total Net Assets – 100.0%		$705,091,703

†	Value determined based on Level 1 inputs —See Note 4.
††	Value determined based on Level 2 inputs —See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $109,189,063 (cost $109,458,615), or 15.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at November 30, 2015 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	90.2%
Luxembourg	3.9%
Cayman Islands	2.2%
Netherlands	1.8%
Canada	1.1%
United Kingdom	0.8%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$670,482,566	$—	$670,482,566
Securities Lending Collateral	5,768,622	—	—	5,768,622
Total	$5,768,622	$670,482,566	$—	$676,251,188
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
142 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 96.7%
Financial – 27.3%
CIT Group, Inc.
4.25% due 08/15/17	$15,501,000	$15,830,396
5.00% due 05/15/17	10,229,000	10,561,443
Ally Financial, Inc.
5.50% due 02/15/17	9,049,000	9,331,781
2.75% due 01/30/17	7,128,000	7,128,000
6.25% due 12/01/17	6,588,000	6,966,810
3.25% due 09/29/17	2,407,000	2,410,009
8.00% due 12/31/18	278,000	310,304
International Lease Finance Corp.
8.75% due 03/15/17	14,563,000	15,600,614
8.88% due 09/01/17	6,882,000	7,552,995
Springleaf Finance Corp.
6.90% due 12/15/17	17,100,000	17,869,499
6.50% due 09/15/17	3,900,000	4,036,500
Navient Corp.
6.00% due 01/25/17	11,212,000	11,469,876
4.63% due 09/25/17	6,319,000	6,334,798
Vereit Operating Partnership, LP
2.00% due 02/06/17	12,825,000	12,696,750
iStar, Inc.
4.00% due 11/01/17	6,555,000	6,391,125
9.00% due 06/01/17	3,929,000	4,150,006
Aircastle Ltd.
6.75% due 04/15/17	5,493,000	5,767,650
Crescent Resources LLC / Crescent Ventures, Inc.
10.25% due 08/15/171	5,260,000	5,345,475
Synovus Financial Corp.
5.13% due 06/15/17	4,407,000	4,572,263
Ladder Capital Finance Holdings LLLP /
Ladder Capital Finance Corp.
7.38% due 10/01/17	4,159,000	4,216,186
AerCap Ireland Capital Limited /
AerCap Global Aviation Trust
2.75% due 05/15/17	4,000,000	3,990,000
AerCap Aviation Solutions BV
6.38% due 05/30/17	3,000,000	3,120,000
Total Financial		165,652,480

Communications – 19.4%
Sprint Communications, Inc.
8.38% due 08/15/17	13,439,000	13,438,999
9.13% due 03/01/17	10,765,000	10,953,388
Windstream Services LLC
7.88% due 11/01/17	11,603,000	12,139,638
Univision Communications, Inc.
6.75% due 09/15/221	11,532,000	11,993,280
Cablevision Systems Corp.
8.63% due 09/15/17	10,258,000	10,847,834
DISH DBS Corp.
4.63% due 07/15/17	9,029,000	9,232,153
Telesat Canada / Telesat LLC
6.00% due 05/15/171	8,281,000	8,343,108
Frontier Communications Corp.
8.25% due 04/15/17	6,795,000	7,245,168
CenturyLink, Inc.
6.00% due 04/01/17	3,214,000	3,330,508
5.15% due 06/15/17	3,102,000	3,206,693
Alcatel-Lucent USA, Inc.
4.63% due 07/01/171	5,850,000	6,010,875
McClatchy Co.
9.00% due 12/15/222	4,728,000	4,451,819
5.75% due 09/01/17	184,000	187,910
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22	4,293,000	4,486,185
Spanish Broadcasting System, Inc.
12.50% due 04/15/171	3,490,000	3,503,088
Visant Corp.
10.00% due 10/01/17	2,361,000	2,425,337
Bankrate, Inc.
6.13% due 08/15/181	2,050,000	2,070,500
American Media, Inc.
11.50% due 12/15/172	1,886,000	1,893,073
Lamar Media Corp.
5.88% due 02/01/22	1,650,000	1,736,625
Total Communications		117,496,181

Consumer, Non-cyclical – 11.7%
United Rentals North America, Inc.
7.63% due 04/15/22	13,590,000	14,677,199
Constellation Brands, Inc.
7.25% due 05/15/17	7,078,000	7,591,155
DS Services of America, Inc.
10.00% due 09/01/21	4,624,000	5,271,360
Jarden Corp.
7.50% due 05/01/17	4,827,000	5,195,059
Fresenius Medical Care US Finance, Inc.
6.88% due 07/15/17	4,592,000	4,959,360
Smithfield Foods, Inc.
7.75% due 07/01/17	4,374,000	4,707,518
Health Net, Inc.
6.38% due 06/01/17	4,333,000	4,544,234
Centene Corp.
5.75% due 06/01/17	4,293,000	4,459,354
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.88% due 11/15/17	3,817,000	3,931,510
Service Corporation International
7.00% due 06/15/17	3,453,000	3,694,710

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.7% (continued)
Consumer, Non-cyclical – 11.7% (continued)
Tesco plc
5.50% due 11/15/171	$3,494,000	$3,670,810
Spectrum Brands, Inc.
6.63% due 11/15/22	3,310,000	3,549,975
RR Donnelley & Sons Co.
6.13% due 01/15/17	3,409,000	3,532,576
Ashtead Capital, Inc.
6.50% due 07/15/221	750,000	787,500
Vantage Oncology LLC / Vantage Oncology Finance Co.
9.50% due 06/15/171	464,000	406,000
Total Consumer, Non-cyclical		70,978,320

Industrial – 11.4%
Case New Holland Industrial, Inc.
7.88% due 12/01/17	15,297,000	16,441,979
Novelis, Inc.
8.38% due 12/15/17	11,362,000	11,305,190
SPX FLOW, Inc.
6.88% due 09/01/17	6,145,000	6,529,063
Beverage Packaging Holdings Luxembourg II S.A. /
Beverage Packaging Holdings II Is
6.00% due 06/15/171	6,456,000	6,447,930
CNH Industrial Capital LLC
3.25% due 02/01/17	6,122,000	6,099,043
WireCo WorldGroup, Inc.
9.50% due 05/15/17	5,645,000	4,784,137
International Wire Group Holdings, Inc.
8.50% due 10/15/171,2	3,817,000	3,979,223
Associated Materials LLC / AMH New Finance, Inc.
9.13% due 11/01/17	4,253,000	3,381,135
Greif, Inc.
6.75% due 02/01/17	3,106,000	3,253,535
Hapag-Lloyd AG
9.75% due 10/15/171,2	2,000,000	2,080,000
Norbord Delaware GP I
7.70% due 02/15/171	1,806,000	1,909,845
Pactiv LLC
8.13% due 06/15/17	1,477,000	1,556,389
Abengoa Finance SAU
8.88% due 11/01/171,2	5,500,000	935,000
Total Industrial		68,702,469

Consumer, Cyclical – 10.0%
Lennar Corp.
12.25% due 06/01/17	4,672,000	5,349,439
4.75% due 12/15/17	4,569,000	4,728,915
4.75% due 11/15/22	178,000	178,445
MGM Resorts International
7.63% due 01/15/17	6,997,000	7,399,328
Toys R Us Property Company II LLC
8.50% due 12/01/17	6,910,000	6,512,674
L Brands, Inc.
6.90% due 07/15/17	5,119,000	5,509,324
H&E Equipment Services, Inc.
7.00% due 09/01/22	3,639,000	3,666,293
Viking Cruises Ltd.
8.50% due 10/15/221	3,338,000	3,554,970
CalAtlantic Group, Inc.
8.40% due 05/15/17	3,173,000	3,442,705
Palace Entertainment Holdings LLC /
Palace Entertainment Holdings Corp.
8.88% due 04/15/171	3,285,000	3,200,822
Goodyear Tire & Rubber Co.
7.00% due 05/15/22	2,477,000	2,687,545
Shingle Springs Tribal Gaming Authority
9.75% due 09/01/211	2,448,000	2,582,640
KB Home
9.10% due 09/15/17	2,328,000	2,543,340
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	2,347,000	2,429,145
JC Penney Corporation, Inc.
7.95% due 04/01/172	2,092,000	2,118,150
Sonic Automotive, Inc.
7.00% due 07/15/22	1,739,000	1,843,340
DR Horton, Inc.
4.75% due 05/15/17	1,040,000	1,071,200
Toys R Us, Inc.
10.38% due 08/15/17	1,175,000	919,438
Logan's Roadhouse, Inc.
10.75% due 10/15/17	514,000	359,800
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	92,000	96,370
Total Consumer, Cyclical		60,193,883

Basic Materials – 8.5%
ArcelorMittal
5.50% due 02/25/17	14,386,000	14,280,262
Perstorp Holding AB
8.75% due 05/15/171	5,000,000	5,050,000
11.00% due 08/15/171,2	3,000,000	3,030,000
Ryerson Incorporated / Joseph T Ryerson & Son Inc
9.00% due 10/15/17	6,688,000	5,650,557
Commercial Metals Co.
6.50% due 07/15/17	4,830,000	5,065,463
Sappi Papier Holding GmbH
7.75% due 07/15/171	4,750,000	4,987,500
Teck Resources Ltd.
3.85% due 08/15/17	4,000,000	3,550,000

See notes to financial statements.
144 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.7% (continued)
Basic Materials – 8.5% (continued)
United States Steel Corp.
6.05% due 06/01/17	$4,859,000	$3,474,185
Thompson Creek Metals Co., Inc.
9.75% due 12/01/17	3,056,000	2,574,680
Steel Dynamics, Inc.
6.38% due 08/15/22	2,361,000	2,402,318
American Gilsonite Co.
11.50% due 09/01/171	1,015,000	720,650
Evraz Group S.A.
7.40% due 04/24/171	500,000	518,886
Total Basic Materials		51,304,501

Energy – 4.9%
Chesapeake Energy Corp.
6.50% due 08/15/17	7,324,000	5,145,109
WPX Energy, Inc.
5.25% due 01/15/17	5,044,000	5,018,780
NGPL PipeCo LLC
7.12% due 12/15/171	4,262,000	3,782,525
Concho Resources, Inc.
6.50% due 01/15/22	3,441,000	3,527,025
Laredo Petroleum, Inc.
7.38% due 05/01/22	2,543,000	2,492,140
Tesoro Corp.
4.25% due 10/01/17	2,361,000	2,425,928
Oasis Petroleum, Inc.
6.88% due 01/15/23	2,589,000	2,245,958
Sanchez Energy Corp.
7.75% due 06/15/212	2,831,000	2,165,715
Pacific Drilling V Ltd.
7.25% due 12/01/171,2	2,500,000	1,625,000
PetroQuest Energy, Inc.
10.00% due 09/01/17	464,000	406,000
Chaparral Energy, Inc.
7.63% due 11/15/22	1,264,000	271,760
Swift Energy Co.
7.13% due 06/01/17	1,911,000	259,705
Total Energy		29,365,645

Utilities – 2.5%
Calpine Corp.
7.88% due 01/15/231	9,121,000	9,725,266
GenOn Energy, Inc.
7.88% due 06/15/17	5,795,000	5,519,738
Total Utilities		15,245,004

Technology – 1.0%
Unisys Corp.
6.25% due 08/15/172	2,618,000	2,680,178
DynCorp International, Inc.
10.38% due 07/01/17	2,562,000	2,036,790
Aspect Software, Inc.
10.63% due 05/15/17	1,414,000	1,187,760
Total Technology		5,904,728
Total Corporate Bonds
(Cost $610,437,292)		584,843,211

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 1.9%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1133%	11,699,508	$11,699,508
Total Securities Lending Collateral
(Cost $11,699,508)		11,699,508
Total Investments – 98.6%
(Cost $622,136,801)		$596,542,719
Other Assets & Liabilities, net – 1.4%		8,286,343
Total Net Assets – 100.0%		$604,829,062

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $101,532,253 (cost $109,045,539), or 16.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at November 30, 2015 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 145

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	85.5%
Canada	4.4%
Luxembourg	3.6%
Bermuda	1.6%
Sweden	1.4%
Austria	0.8%
Ireland	0.7%
United Kingdom	0.6%
Netherlands	0.5%
Germany	0.4%
British Virgin Islands	0.3%
Spain	0.2%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$584,843,211	$—	$584,843,211
Securities Lending Collateral	11,699,508	—	—	11,699,508
Total	$11,699,508	$584,843,211	$—	$596,542,719
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
146 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

	Shares	Value
COMMON STOCKS†† – 0.0%**
CEVA Group*	90	$44,855
Total Common Stocks
(Cost $120,716)		44,855
PREFERRED STOCKS†† – 0.0%**
CEVA Group*	194	97,100
Total Preferred Stocks
(Cost $261,320)		97,100

	Face
	Amount	Value
CORPORATE BONDS†† – 97.7%
Financial – 17.1%
Ally Financial, Inc.
3.60% due 05/21/18	$5,884,000	$5,905,770
4.75% due 09/10/18	5,146,000	5,322,868
8.00% due 12/31/18	4,467,000	4,986,065
3.25% due 02/13/18	3,920,000	3,920,000
Navient Corp.
8.45% due 06/15/18	16,981,000	17,864,011
5.00% due 06/15/18	634,000	611,873
CIT Group, Inc.
5.25% due 03/15/18	11,888,000	12,363,520
6.63% due 04/01/182	4,658,000	4,978,238
iStar, Inc.
7.13% due 02/15/18	3,807,000	3,935,486
4.88% due 07/01/18	2,694,000	2,623,283
International Lease Finance Corp.
3.88% due 04/15/18	5,028,000	5,084,565
ROC Finance LLC / ROC Finance 1 Corp.
12.13% due 09/01/181,2	3,360,000	3,561,600
Aircastle Ltd.
4.63% due 12/15/18	3,448,000	3,560,060
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	3,432,000	3,346,200
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/182	2,448,000	2,509,200
Genworth Holdings, Inc.
6.52% due 05/22/18	2,119,000	2,145,488
Cantor Commercial Real Estate Company Limited
Partnership / CCRE Finance Corp.
7.75% due 02/15/182	1,960,000	2,033,500
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/181,2	2,448,000	1,897,200
American Capital Ltd.
6.50% due 09/15/182	1,468,000	1,523,050
Oxford Finance LLC / Oxford Finance
Company-Issuer, Inc.
7.25% due 01/15/182	1,222,000	1,246,440
Total Financial		89,418,417

Consumer, Non-cyclical – 15.9%
CHS/Community Health Systems, Inc.
5.13% due 08/15/18	10,034,000	10,284,849
Valeant Pharmaceuticals International, Inc.
6.75% due 08/15/182	10,394,000	10,186,120
Tenet Healthcare Corp.
6.25% due 11/01/18	6,437,000	6,823,220
Safway Group Holding LLC / Safway Finance Corp.
7.00% due 05/15/182	6,240,000	6,333,600
inVentiv Health, Inc.
9.00% due 01/15/182	4,900,000	5,047,000
NBTY, Inc.
9.00% due 10/01/18	4,332,000	4,445,715
HCA, Inc.
8.00% due 10/01/18	3,774,000	4,250,468
Smithfield Foods, Inc.
5.25% due 08/01/182	3,369,000	3,432,169
Avon Products, Inc.
4.20% due 07/15/18	2,274,000	1,739,610
5.75% due 03/01/181	1,960,000	1,675,800
Fresenius Medical Care US Finance II, Inc.
6.50% due 09/15/182	2,764,000	3,040,400
Hertz Corp.
4.25% due 04/01/18	2,985,000	3,029,775
NES Rentals Holdings, Inc.
7.88% due 05/01/182	2,967,000	2,877,990
Mallinckrodt International Finance S.A.
3.50% due 04/15/18	3,097,000	2,872,468
Central Garden & Pet Co.
8.25% due 03/01/18	2,746,000	2,806,481
Harland Clarke Holdings Corp.
9.75% due 08/01/182	2,694,000	2,650,223
Alere, Inc.
7.25% due 07/01/18	2,170,000	2,251,722
Service Corporation International
7.63% due 10/01/18	1,815,000	2,050,950
RR Donnelley & Sons Co.
7.25% due 05/15/18	1,816,000	1,918,658
Hanger, Inc.
7.13% due 11/15/181	2,176,000	1,917,600
PRA Holdings, Inc.
9.50% due 10/01/232	1,468,000	1,640,490
Speedy Cash Intermediate Holdings Corp.
10.75% due 05/15/182	2,206,000	1,444,930
Total Consumer, Non-cyclical		82,720,238

Industrial – 14.0%
Bombardier, Inc.
7.50% due 03/15/182	6,146,000	6,145,999
5.50% due 09/15/181,2	5,900,000	5,605,000
CNH Industrial Capital LLC
3.88% due 07/16/18	5,750,000	5,692,500
3.63% due 04/15/18	4,912,000	4,887,440
Aguila 3 S.A.
7.88% due 01/31/182	8,400,000	8,641,500
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC /
Reynolds Group Issuer Lu
8.50% due 05/15/18	4,573,000	4,607,298

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 147

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.7% (continued)
Industrial – 14.0% (continued)
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75% due 12/15/182	$5,030,000	$3,998,850
USG Corp.
9.75% due 01/15/18	3,528,000	3,977,820
Harsco Corp.
5.75% due 05/15/18	3,920,000	3,665,200
Overseas Shipholding Group, Inc.
8.13% due 03/30/18	2,694,000	2,781,555
CEVA Group plc
4.00% due 05/01/182	3,000,000	2,602,500
Kemet Corp.
10.50% due 05/01/181	2,734,000	2,460,600
JMC Steel Group, Inc.
8.25% due 03/15/181,2	3,382,000	2,314,641
Flexi-Van Leasing, Inc.
7.88% due 08/15/182	2,136,000	2,178,720
Xerium Technologies, Inc.
8.88% due 06/15/18	2,133,000	2,147,664
Tervita Corp.
8.00% due 11/15/182	2,448,000	1,676,880
10.88% due 02/15/181,2	980,000	455,700
ADS Tactical, Inc.
11.00% due 04/01/182	1,960,000	2,018,800
Tutor Perini Corp.
7.63% due 11/01/18	1,974,000	2,011,013
Owens-Illinois, Inc.
7.80% due 05/15/18	1,714,000	1,911,110
Vulcan Materials Co.
7.00% due 06/15/18	1,472,000	1,648,640
US Concrete, Inc.
8.50% due 12/01/18	1,363,000	1,426,039
Total Industrial		72,855,469

Communications – 12.9%
Sprint Communications, Inc.
9.00% due 11/15/182	21,592,000	23,373,340
DISH DBS Corp.
4.25% due 04/01/18	7,610,000	7,590,975
Cablevision Systems Corp.
7.75% due 04/15/18	7,250,000	7,558,125
CSC Holdings LLC
7.63% due 07/15/18	4,020,000	4,210,950
7.88% due 02/15/18	2,940,000	3,094,350
Frontier Communications Corp.
8.13% due 10/01/18	5,229,000	5,490,450
T-Mobile USA, Inc.
5.25% due 09/01/18	2,940,000	3,002,475
IAC
4.88% due 11/30/18	2,761,000	2,836,928
Bankrate, Inc.
6.13% due 08/15/182	2,448,000	2,472,480
CPI International, Inc.
8.75% due 02/15/18	2,448,000	2,454,120
TEGNA, Inc.
7.13% due 09/01/18	1,960,000	1,996,750
Intelsat Luxembourg S.A.
6.75% due 06/01/181	2,448,000	1,615,680
HC2 Holdings, Inc.
11.00% due 12/01/192	1,472,000	1,413,120
Total Communications		67,109,743

Consumer, Cyclical – 12.8%
Algeco Scotsman Global Finance plc
8.50% due 10/15/181,2	7,500,000	6,262,500
US Airways Group, Inc.
6.13% due 06/01/18	5,686,000	5,870,795
Jaguar Land Rover Automotive plc
4.13% due 12/15/182	4,980,000	5,079,600
CalAtlantic Group, Inc.
8.38% due 05/15/18	4,432,000	5,008,159
MGM Resorts International
11.38% due 03/01/18	3,544,000	4,164,200
Lennar Corp.
4.13% due 12/01/18	1,714,000	1,756,850
6.95% due 06/01/18	1,382,000	1,509,835
Peninsula Gaming LLC / Peninsula Gaming Corp.
8.38% due 02/15/182	2,910,000	3,004,575
Gibson Brands, Inc.
8.88% due 08/01/182	3,432,000	2,934,360
Accuride Corp.
9.50% due 08/01/18	2,940,000	2,895,900
Sears Holdings Corp.
6.63% due 10/15/18	2,940,000	2,888,550
Landry's Holdings II, Inc.
10.25% due 01/01/182	2,468,000	2,520,445
NAI Entertainment Holdings / NAI Entertainment
Holdings Finance Corp.
5.00% due 08/01/182	2,268,000	2,304,855
JC Penney Corporation, Inc.
5.75% due 02/15/181	2,431,000	2,291,218
NCL Corporation Ltd.
5.00% due 02/15/18	2,221,000	2,283,632
United Continental Holdings, Inc.
6.38% due 06/01/18	2,056,000	2,153,660
DR Horton, Inc.
3.63% due 02/15/18	2,010,000	2,042,662
Beazer Homes USA, Inc.
6.63% due 04/15/18	1,965,000	2,004,300
KB Home
7.25% due 06/15/18	1,853,000	1,968,813
Building Materials Holding Corp.
9.00% due 09/15/182	1,768,000	1,874,080
Pittsburgh Glass Works LLC
8.00% due 11/15/182	1,679,000	1,750,861
Lions Gate Entertainment Corp.
5.25% due 08/01/18	1,468,000	1,523,050

See notes to financial statements.
148 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.7% (continued)
Consumer, Cyclical – 12.8% (continued)
Brightstar Corp.
7.25% due 08/01/182	$1,372,000	$1,448,318
International Automotive Components Group S.A.
9.13% due 06/01/182	980,000	818,300
Toys R Us, Inc.
7.38% due 10/15/181	880,000	572,000
Total Consumer, Cyclical		66,931,518

Basic Materials – 11.0%
ArcelorMittal
6.13% due 06/01/18	11,657,000	11,365,574
INEOS Group Holdings S.A.
6.13% due 08/15/181,2	6,574,000	6,647,958
PQ Corp.
8.75% due 11/01/182	6,208,000	6,169,200
Ashland, Inc.
3.88% due 04/15/18	4,412,000	4,533,330
Commercial Metals Co.
7.35% due 08/15/18	3,669,000	3,907,485
Vedanta Resources plc
9.50% due 07/18/181,2	4,000,000	3,640,000
Aleris International, Inc.
7.63% due 02/15/18	3,651,000	3,158,115
Hexion, Inc.
8.88% due 02/01/18	4,714,000	3,123,025
AK Steel Corp.
8.75% due 12/01/181	3,211,000	2,745,405
Smurfit Kappa Acquisitions
4.88% due 09/15/182	2,525,000	2,632,313
United States Steel Corp.
7.00% due 02/01/181	3,829,000	2,393,125
OMNOVA Solutions, Inc.
7.88% due 11/01/18	2,006,000	2,000,985
Cornerstone Chemical Co.
9.38% due 03/15/182	1,960,000	1,964,900
Rain CII Carbon LLC / CII Carbon Corp.
8.00% due 12/01/182	1,468,000	1,203,760
Evraz Group S.A.
6.75% due 04/27/182	750,000	756,563
Joseph T Ryerson & Son, Inc.
11.25% due 10/15/181	900,000	751,500
Thompson Creek Metals Company, Inc.
7.38% due 06/01/181	488,000	126,880
Total Basic Materials		57,120,118

Energy – 7.2%
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
5.00% due 01/15/182	7,743,000	7,646,213
Transocean, Inc.
6.00% due 03/15/181	7,000,000	6,720,000
Rockies Express Pipeline LLC
6.85% due 07/15/182	4,416,000	4,537,440
Whiting Petroleum Corp.
6.50% due 10/01/181	3,705,000	3,519,750
Archrock, Inc.
7.25% due 12/01/181	3,191,000	3,249,555
Chesapeake Energy Corp.
7.25% due 12/15/181	4,836,000	2,898,602
Ultra Petroleum Corp.
5.75% due 12/15/182	3,920,000	1,666,000
NuStar Logistics, LP
8.15% due 04/15/18	1,272,000	1,354,680
Petroleum Geo-Services ASA
7.38% due 12/15/181,2	1,500,000	1,278,750
Peabody Energy Corp.
6.00% due 11/15/18	5,388,000	1,273,184
Alta Mesa Holdings Limited Partnership /
Alta Mesa Finance Services Corp.
9.63% due 10/15/18	1,960,000	852,600
Gastar Exploration, Inc.
8.63% due 05/15/18	1,468,000	800,060
EPL Oil & Gas, Inc.
8.25% due 02/15/181	2,244,000	729,300
Natural Resource Partners Limited Partnership /
NRP Finance Corp.
9.13% due 10/01/18	980,000	671,300
Nuverra Environmental Solutions, Inc.
9.88% due 04/15/181	734,000	275,250
Total Energy		37,472,684

Technology – 3.7%
NXP BV / NXP Funding LLC
3.75% due 06/01/182	7,052,000	7,104,889
SunGard Data Systems, Inc.
7.38% due 11/15/18	3,911,000	3,983,119
Dell, Inc.
5.65% due 04/15/18	2,694,000	2,838,803
Interface Security Systems Holdings Incorporated /
Interface Security Systems LLC
9.25% due 01/15/18	2,694,000	2,677,162
MedAssets, Inc.
8.00% due 11/15/18	1,334,000	1,365,683
BMC Software, Inc.
7.25% due 06/01/181	1,222,000	1,122,713
Total Technology		19,092,369

Utilities – 3.1%
NRG Energy, Inc.
7.63% due 01/15/181	9,341,000	9,761,345
Talen Energy Supply LLC
6.50% due 05/01/18	3,686,000	3,723,155
GenOn Energy, Inc.
9.50% due 10/15/18	2,940,000	2,616,600
Total Utilities		16,101,100
Total Corporate Bonds
(Cost $544,038,127)		508,821,656

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 149

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 10.3%
BNY Mellon Separately Managed Cash
Collateral Account, 0.1230%	53,685,779	$53,685,779
Total Securities Lending Collateral
(Cost $53,685,779)		53,685,779
Total Investments – 108.0%
(Cost $598,105,942)		$562,649,390
Other Assets & Liabilities, net – (8.0)%		(41,694,598)
Total Net Assets – 100.0%		$520,954,792

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2015 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $190,545,559 (cost $203,886,736), or 36.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	80.1%
Luxembourg	6.4%
Canada	5.4%
United Kingdom	3.5%
Netherlands	1.4%
Cayman Islands	1.3%
Bermuda	1.2%
Ireland	0.5%
Norway	0.2%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$508,821,656	$—	$508,821,656
Preferred Stocks	—	97,100	—	97,100
Common Stocks	—	44,855	—	44,855
Securities Lending Collateral	53,685,779	—	—	53,685,779
Total	$53,685,779	$508,963,611	$—	$562,649,390
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
150 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 96.9%
Communications – 19.4%
Numericable-SFR SAS
4.88% due 05/15/191	$4,825,000	$4,824,999
Sprint Capital Corp.
6.90% due 05/01/19	3,715,000	3,315,637
DISH DBS Corp.
7.88% due 09/01/19	2,845,000	3,072,600
Intelsat Jackson Holdings S.A.
7.25% due 04/01/19	3,467,000	3,044,459
T-Mobile USA, Inc.
6.46% due 04/28/19	2,699,000	2,779,970
Hughes Satellite Systems Corp.
6.50% due 06/15/19	2,437,000	2,647,191
Avaya, Inc.
7.00% due 04/01/191	2,507,000	1,986,798
9.00% due 04/01/191	773,000	618,400
WideOpenWest Finance LLC / WideOpenWest Capital Corp.
10.25% due 07/15/19	2,075,000	1,994,594
CCO Holdings LLC / CCO Holdings Capital Corp.
7.00% due 01/15/19	1,587,000	1,624,691
CSC Holdings LLC
8.63% due 02/15/19	1,493,000	1,609,469
Starz LLC / Starz Finance Corp.
5.00% due 09/15/19	1,493,000	1,522,860
Frontier Communications Corp.
7.13% due 03/15/19	1,399,000	1,392,005
Nokia Oyj
5.38% due 05/15/19	1,255,000	1,345,912
TEGNA, Inc.
5.13% due 10/15/19	1,121,000	1,168,643
iHeartCommunications, Inc.
9.00% due 12/15/19	1,543,000	1,124,461
FairPoint Communications, Inc.
8.75% due 08/15/191	967,000	988,758
LBI Media, Inc.
10.00% due 04/15/191	967,000	939,199
EarthLink Holdings Corp.
8.88% due 05/15/19	871,000	897,130
CenturyLink, Inc.
6.15% due 09/15/19	673,000	694,873
Syniverse Holdings, Inc.
9.13% due 01/15/19	335,000	211,050
VimpelCom Holdings BV
5.20% due 02/13/191	200,000	198,997
Cumulus Media Holdings, Inc.
7.75% due 05/01/192	291,000	93,120
Total Communications		38,095,816

Financial – 15.8%
CIT Group, Inc.
5.50% due 02/15/191	3,377,000	3,545,850
3.88% due 02/19/19	2,125,000	2,132,969
Navient Corp.
5.50% due 01/15/19	2,963,000	2,857,813
4.88% due 06/17/19	2,025,000	1,898,438
International Lease Finance Corp.
6.25% due 05/15/19	2,769,000	2,984,012
5.88% due 04/01/19	1,449,000	1,543,185
Ally Financial, Inc.
3.50% due 01/27/19	1,493,000	1,485,535
3.75% due 11/18/19	1,449,000	1,445,378
Springleaf Finance Corp.
5.25% due 12/15/19	1,931,000	1,901,822
AerCap Ireland Capital Limited /
AerCap Global Aviation Trust
3.75% due 05/15/19	1,830,000	1,836,863
iStar, Inc.
5.00% due 07/01/19	1,687,000	1,642,716
OneMain Financial Holdings, Inc.
6.75% due 12/15/191	1,449,000	1,521,450
Vereit Operating Partnership, LP
3.00% due 02/06/19	1,449,000	1,403,719
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/192	1,200,000	1,245,000
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/191	967,000	1,004,471
Aircastle Ltd.
6.25% due 12/01/19	917,000	992,653
Synovus Financial Corp.
7.88% due 02/15/19	673,000	758,572
PHH Corp.
7.38% due 09/01/19	529,000	531,645
Radian Group, Inc.
5.50% due 06/01/19	291,000	295,365
Total Financial		31,027,456

Industrial – 14.0%
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
9.88% due 08/15/19	2,313,000	2,402,628
9.00% due 04/15/19	1,250,000	1,271,874
7.88% due 08/15/19	500,000	520,000
XPO Logistics, Inc.
7.88% due 09/01/191	2,169,000	2,206,958
BlueLine Rental Finance Corp.
7.00% due 02/01/191	2,025,000	1,847,813
Florida East Coast Holdings Corp.
6.75% due 05/01/191	1,493,000	1,466,873
SBA Communications Corp.
5.63% due 10/01/19	1,255,000	1,309,906
Bombardier, Inc.
4.75% due 04/15/191,2	1,449,000	1,267,874
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.25% due 01/31/191	1,250,000	1,253,125

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 151

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.9% (continued)
Industrial – 14.0% (continued)
Casella Waste Systems, Inc.
7.75% due 02/15/19	$1,158,000	$1,169,580
CNH Industrial Capital LLC
3.38% due 07/15/19	1,205,000	1,162,825
Greif, Inc.
7.75% due 08/01/19	917,000	1,035,064
Coveris Holdings S.A.
7.88% due 11/01/191	1,000,000	930,000
PaperWorks Industries, Inc.
9.50% due 08/15/191	867,000	853,995
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/191	813,000	772,350
Anixter, Inc.
5.63% due 05/01/19	723,000	767,284
CTP Transportation Products LLC / CTP Finance, Inc.
8.25% due 12/15/191	723,000	766,380
LMI Aerospace, Inc.
7.38% due 07/15/19	766,000	754,510
AEP Industries, Inc.
8.25% due 04/15/19	723,000	742,883
Sanmina Corp.
4.38% due 06/01/191	723,000	737,460
Real Alloy Holding, Inc.
10.00% due 01/15/191	723,000	733,845
Global Brass and Copper, Inc.
9.50% due 06/01/19	594,000	635,580
Meccanica Holdings USA, Inc.
6.25% due 07/15/191	500,000	546,980
Kratos Defense & Security Solutions, Inc.
7.00% due 05/15/19	690,000	486,450
Koppers, Inc.
7.88% due 12/01/19	485,000	482,575
Cleaver-Brooks, Inc.
8.75% due 12/15/191	370,000	360,750
Navios Maritime Holdings Inc./
Navios Maritime Finance II US Inc
8.13% due 02/15/19	485,000	329,800
TRAC Intermodal LLC / TRAC Intermodal Corp.
11.00% due 08/15/19	241,000	262,088
LSB Industries, Inc.
7.75% due 08/01/19	291,000	251,715
Total Industrial		27,329,165

Consumer, Cyclical – 13.5%
Lennar Corp.
4.50% due 06/15/19	1,205,000	1,244,162
4.50% due 11/15/19	1,111,000	1,144,330
MGM Resorts International
8.63% due 02/01/19	1,993,000	2,275,966
Guitar Center, Inc.
6.50% due 04/15/191,2	1,687,000	1,543,605
American Airlines Group, Inc.
5.50% due 10/01/191	1,493,000	1,506,063
Greektown Holdings LLC/Greektown Mothership Corp.
8.88% due 03/15/191	1,449,000	1,496,093
L Brands, Inc.
8.50% due 06/15/19	1,255,000	1,474,625
American Axle & Manufacturing, Inc.
7.75% due 11/15/19	673,000	748,713
5.13% due 02/15/19	673,000	683,936
International Game Technology
7.50% due 06/15/19	1,255,000	1,358,538
Air Canada
6.75% due 10/01/191	1,161,000	1,224,855
KB Home
4.75% due 05/15/19	1,205,000	1,186,924
Beazer Homes USA, Inc.
5.75% due 06/15/19	1,066,000	1,012,700
9.13% due 05/15/19	94,000	94,705
Carlson Wagonlit B.V.
6.88% due 06/15/191	1,000,000	1,043,750
Commercial Vehicle Group, Inc.
7.88% due 04/15/192	1,015,000	1,025,150
Jaguar Land Rover Automotive plc
4.25% due 11/15/191	1,000,000	1,023,750
Allegiant Travel Co.
5.50% due 07/15/19	967,000	994,192
TRI Pointe Holdings Incorporated / TRI Pointe Group Inc
4.38% due 06/15/19	967,000	964,583
DR Horton, Inc.
3.75% due 03/01/19	917,000	938,779
JC Penney Corporation, Inc.
8.13% due 10/01/19	902,000	865,920
CCM Merger, Inc.
9.13% due 05/01/191	723,000	762,765
GameStop Corp.
5.50% due 10/01/191	723,000	722,096
Radio Systems Corp.
8.38% due 11/01/191	673,000	704,968
Algeco Scotsman Global Finance plc
10.75% due 10/15/191,2	400,000	180,000
Jo-Ann Stores LLC
8.13% due 03/15/191	191,000	159,485
Total Consumer, Cyclical		26,380,653

Consumer, Non-cyclical – 11.0%
Tenet Healthcare Corp.
5.00% due 03/01/19	1,931,000	1,868,243
5.50% due 03/01/19	1,687,000	1,644,825
Hertz Corp.
6.75% due 04/15/19	2,547,000	2,604,307
See notes to financial statements.
152 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.9% (continued)
Consumer, Non-cyclical – 11.0% (continued)
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	$2,245,000	$2,121,524
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/191	1,899,000	2,060,415
APX Group, Inc.
6.38% due 12/01/19	1,993,000	1,910,789
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/191	1,399,000	1,430,478
Albea Beauty Holdings S.A.
8.38% due 11/01/191	1,225,000	1,292,375
Dole Food Company, Inc.
7.25% due 05/01/191	1,158,000	1,160,895
Constellation Brands, Inc.
3.88% due 11/15/19	967,000	1,003,263
Laureate Education, Inc.
9.25% due 09/01/191	1,101,000	846,394
Cenveo Corp.
6.00% due 08/01/191	967,000	725,250
Great Lakes Dredge & Dock Corp.
7.38% due 02/01/19	673,000	639,350
Diamond Foods, Inc.
7.00% due 03/15/191	482,000	501,280
iPayment, Inc.
9.50% due 12/15/191,2	482,540	495,810
RR Donnelley & Sons Co.
8.25% due 03/15/19	435,000	481,219
Safeway, Inc.
5.00% due 08/15/192	482,000	472,360
BakerCorp International, Inc.
8.25% due 06/01/19	191,000	148,502
SFX Entertainment, Inc.
9.63% due 02/01/191	241,000	130,140
Modular Space Corp.
10.25% due 01/31/191	191,000	92,635
Total Consumer, Non-cyclical		21,630,054

Energy – 9.6%
Whiting Petroleum Corp.
5.00% due 03/15/19	2,557,000	2,416,364
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
4.13% due 11/15/19	2,363,000	2,227,127
Whiting Canadian Holding Company ULC
8.13% due 12/01/19	2,025,000	2,114,110
DCP Midstream LLC
9.75% due 03/15/191	1,205,000	1,291,741
Tesoro Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
5.50% due 10/15/191	1,205,000	1,259,225
Rockies Express Pipeline LLC
6.00% due 01/15/191	1,205,000	1,198,975
Linn Energy LLC / Linn Energy Finance Corp.
6.25% due 11/01/19	2,801,000	682,744
6.50% due 05/15/19	1,399,000	384,725
Oasis Petroleum, Inc.
7.25% due 02/01/19	1,000,000	952,500
ContourGlobal Power Holdings S.A.
7.13% due 06/01/191	900,000	897,750
Niska Gas Storage Canada ULC /
Niska Gas Storage Canada Finance Corp.
6.50% due 04/01/19	1,000,000	875,000
PHI, Inc.
5.25% due 03/15/19	723,000	620,124
Bill Barrett Corp.
7.63% due 10/01/19	773,000	599,075
SEACOR Holdings, Inc.
7.38% due 10/01/19	579,000	576,105
NGPL PipeCo LLC
9.63% due 06/01/191,2	629,000	550,375
Seventy Seven Operating LLC
6.63% due 11/15/19	1,011,000	429,675
Clayton Williams Energy, Inc.
7.75% due 04/01/19	435,000	408,900
EV Energy Partners Limited Partnership /
EV Energy Finance Corp.
8.00% due 04/15/19	435,000	284,925
W&T Offshore, Inc.
8.50% due 06/15/19	491,000	207,448
Basic Energy Services, Inc.
7.75% due 02/15/19	529,000	190,440
Pacific Exploration and Production Corp.
5.38% due 01/26/191	500,000	162,500
Energy XXI Gulf Coast, Inc.
7.75% due 06/15/19	429,000	92,235
SunCoke Energy, Inc.
7.63% due 08/01/19	91,000	91,978
Comstock Resources, Inc.
7.75% due 04/01/192	442,000	79,724
Forbes Energy Services Ltd.
9.00% due 06/15/192	122,000	79,148
Penn Virginia Corp.
7.25% due 04/15/19	191,000	44,646
Total Energy		18,717,559

Basic Materials – 6.6%
ArcelorMittal
10.85% due 06/01/19	3,239,000	3,449,535
Consolidated Energy Finance S.A.
6.75% due 10/15/191	2,000,000	1,935,000
INEOS Group Holdings S.A.
5.88% due 02/15/191,2	1,650,000	1,647,938

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 153

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.9% (continued)
Basic Materials – 6.6% (continued)
Allegheny Technologies, Inc.
9.38% due 06/01/19	$1,217,000	$1,218,521
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.75% due 03/01/19	1,011,000	1,019,214
Steel Dynamics, Inc.
6.13% due 08/15/19	842,000	875,680
First Quantum Minerals Ltd.
7.25% due 10/15/191	950,000	627,000
Vedanta Resources plc
6.00% due 01/31/191,2	800,000	612,160
Tembec Industries, Inc.
9.00% due 12/15/191	696,000	528,960
Mercer International, Inc.
7.00% due 12/01/192	485,000	500,763
Kissner Milling Company Ltd.
7.25% due 06/01/191	482,000	484,410
Total Basic Materials		12,899,181

Utilities – 4.8%
Dynegy, Inc.
6.75% due 11/01/19	4,435,000	4,354,638
Talen Energy Supply LLC
4.63% due 07/15/191	2,607,000	2,365,852
NGL Energy Partners Limited Partnership /
NGL Energy Finance Corp.
5.13% due 07/15/19	1,205,000	1,078,475
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.25% due 08/20/19	1,051,000	1,066,765
DPL, Inc.
6.75% due 10/01/19	485,000	495,913
Total Utilities		9,361,643

Technology – 1.4%
Dell, Inc.
5.88% due 06/15/19	1,046,000	1,115,297
Emdeon, Inc.
11.00% due 12/31/19	967,000	1,018,976
Advanced Micro Devices, Inc.
6.75% due 03/01/19	867,000	648,083
Total Technology		2,782,356

Diversified – 0.8%
HRG Group, Inc.
7.88% due 07/15/19	1,449,000	1,541,200
Total Corporate Bonds
(Cost $203,817,075)		189,765,083

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 1.5%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1210%	2,872,180	$2,872,180
Total Securities Lending Collateral
(Cost $2,872,180)		2,872,180
Total Investments – 98.4%
(Cost $206,689,255)		$192,637,263
Other Assets & Liabilities, net – 1.6%		3,158,903
Total Net Assets – 100.0%		$195,796,166

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $62,038,313 (cost $65,878,286), or 31.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at November 30, 2015 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
154 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	82.0%
Luxembourg	7.0%
Canada	3.8%
France	2.5%
Ireland	1.6%
United Kingdom	1.0%
Finland	0.7%
Netherlands	0.7%
Bermuda	0.5%
Marshall Islands	0.2%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$189,765,083	$—	$189,765,083
Securities Lending Collateral	2,872,180	—	—	2,872,180
Total	$2,872,180	$189,765,083	$—	$192,637,263
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 155

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.6%
Communications – 20.0%
Wind Acquisition Finance S.A.
4.75% due 07/15/201	$1,500,000	$1,500,000
6.50% due 04/30/201	500,000	526,875
T-Mobile USA, Inc.
6.54% due 04/28/20	1,003,000	1,038,105
6.63% due 11/15/20	616,000	636,020
Sprint Communications, Inc.
7.00% due 03/01/201	821,000	839,986
7.00% due 08/15/20	950,000	790,875
Frontier Communications Corp.
8.88% due 09/15/201	950,000	954,750
8.50% due 04/15/20	524,000	525,965
SoftBank Corp.
4.50% due 04/15/201	1,400,000	1,400,000
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	1,234,000	1,201,607
Sirius XM Radio, Inc.
4.25% due 05/15/201	474,000	477,555
5.88% due 10/01/201	380,000	398,050
DISH DBS Corp.
5.13% due 05/01/20	854,000	841,190
Level 3 Financing, Inc.
7.00% due 06/01/20	712,000	753,830
SBA Telecommunications, Inc.
5.75% due 07/15/20	712,000	745,834
CenturyLink, Inc.
5.63% due 04/01/20	666,000	662,670
Cequel Communications Holdings I LLC /
Cequel Capital Corp.
6.38% due 09/15/201	666,000	653,513
MDC Partners, Inc.
6.75% due 04/01/201	524,000	538,083
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	524,000	534,480
Cincinnati Bell, Inc.
8.38% due 10/15/20	474,000	490,590
Cablevision Systems Corp.
8.00% due 04/15/20	474,000	449,115
Cogeco Cable, Inc.
4.88% due 05/01/201	428,000	430,140
Alcatel-Lucent USA, Inc.
6.75% due 11/15/201	396,000	420,548
Gannett Company, Inc.
5.13% due 07/15/20	380,000	395,200
Windstream Corp.
7.75% due 10/15/202	380,000	320,625
ViaSat, Inc.
6.88% due 06/15/20	190,000	197,383
Total Communications		17,722,989

Consumer, Non-cyclical – 16.7%
Valeant Pharmaceuticals International, Inc.
6.38% due 10/15/201	1,614,000	1,486,897
5.38% due 03/15/201	1,219,000	1,097,100
7.00% due 10/01/201	709,000	662,915
Tenet Healthcare Corp.
6.00% due 10/01/20	1,138,000	1,214,815
4.75% due 06/01/20	570,000	578,550
6.75% due 02/01/20	380,000	377,625
CHS/Community Health Systems, Inc.
7.13% due 07/15/20	996,000	996,099
JBS USA LLC / JBS USA Finance, Inc.
8.25% due 02/01/201	758,000	797,795
Spectrum Brands, Inc.
6.38% due 11/15/20	666,000	715,950
WellCare Health Plans, Inc.
5.75% due 11/15/20	666,000	694,864
Cott Beverages, Inc.
6.75% due 01/01/20	474,000	492,960
Fresenius Medical Care US Finance II, Inc.
4.13% due 10/15/201	474,000	485,850
Alere, Inc.
6.50% due 06/15/20	474,000	469,260
RR Donnelley & Sons Co.
7.63% due 06/15/20	440,000	458,700
United Rentals North America, Inc.
7.38% due 05/15/20	428,000	454,215
Kindred Healthcare, Inc.
8.00% due 01/15/20	474,000	445,560
Hertz Corp.
5.88% due 10/15/202	428,000	442,980
Mallinckrodt International Finance S.A. /
Mallinckrodt CB LLC
4.88% due 04/15/201	474,000	431,340
Live Nation Entertainment, Inc.
7.00% due 09/01/201	380,000	401,375
ACCO Brands Corp.
6.75% due 04/30/20	380,000	399,000
Amsurg Corp.
5.63% due 11/30/20	332,000	338,640
APX Group, Inc.
8.75% due 12/01/202	380,000	315,400
Deluxe Corp.
6.00% due 11/15/20	236,000	248,685
JBS Investments GmbH
7.75% due 10/28/201	200,000	208,000
Service Corporation International
4.50% due 11/15/20	190,000	193,563
Universal Hospital Services, Inc.
7.63% due 08/15/20	190,000	178,600
FAGE Dairy Industry S.A. / FAGE USA Dairy Industry, Inc.
9.88% due 02/01/201	100,000	104,563

See notes to financial statements.
156 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.6% (continued)
Consumer, Non-cyclical – 16.7% (continued)
Prestige Brands, Inc.
8.13% due 02/01/20	$94,000	$98,465
Wells Enterprises, Inc.
6.75% due 02/01/201	66,000	67,898
Total Consumer, Non-cyclical		14,857,664

Consumer, Cyclical – 16.7%
MGM Resorts International
6.75% due 10/01/20	854,000	896,435
5.25% due 03/31/20	474,000	477,555
Fiat Chrysler Automobiles N.V.
4.50% due 04/15/20	1,100,000	1,111,000
HD Supply, Inc.
7.50% due 07/15/20	888,000	941,279
Rexel S.A.
5.25% due 06/15/201	700,000	728,000
ZF North America Capital, Inc.
4.00% due 04/29/201	700,000	705,250
International Game Technology plc
5.63% due 02/15/201	700,000	694,750
DR Horton, Inc.
4.00% due 02/15/20	666,000	680,318
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	606,000	651,450
K Hovnanian Enterprises, Inc.
9.13% due 11/15/201	474,000	391,050
7.25% due 10/15/201	190,000	170,050
Aramark Services, Inc.
5.75% due 03/15/20	524,000	545,943
Dufry Finance SCA
5.50% due 10/15/201	500,000	520,000
Air Canada
8.75% due 04/01/201	474,000	517,253
Family Tree Escrow LLC
5.25% due 03/01/201	474,000	492,960
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	474,000	488,893
Michaels Stores, Inc.
5.88% due 12/15/201	474,000	487,035
American Airlines Group, Inc.
4.63% due 03/01/201	474,000	462,150
Boyd Gaming Corp.
9.00% due 07/01/20	383,000	411,725
KB Home
8.00% due 03/15/20	380,000	411,350
Meritage Homes Corp.
7.15% due 04/15/20	332,000	356,070
DreamWorks Animation SKG, Inc.
6.88% due 08/15/201	332,000	330,340
William Lyon Homes, Inc.
8.50% due 11/15/20	236,000	252,520
Jaguar Land Rover Automotive plc
3.50% due 03/15/201	250,000	245,938
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	190,000	226,575
Ryland Group, Inc.
6.63% due 05/01/20	190,000	210,425
Tempur Sealy International, Inc.
6.88% due 12/15/20	190,000	201,638
Wolverine World Wide, Inc.
6.13% due 10/15/20	190,000	199,975
United Continental Holdings, Inc.
6.00% due 12/01/20	190,000	199,025
Brookfield Residential Properties, Inc.
6.50% due 12/15/201	190,000	185,250
PF Chang's China Bistro, Inc.
10.25% due 06/30/201,2	190,000	176,225
L Brands, Inc.
7.00% due 05/01/20	144,000	164,880
JC Penney Company, Inc.
5.65% due 06/01/202	190,000	164,350
Titan International, Inc.
6.88% due 10/01/202	94,000	76,023
Scientific Games International, Inc.
6.25% due 09/01/20	94,000	55,695
Total Consumer, Cyclical		14,829,375

Energy – 15.2%
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	1,588,000	1,357,739
Energy Transfer Equity, LP
7.50% due 10/15/20	666,000	699,300
Tesoro Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
5.88% due 10/01/20	622,000	642,215
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/20	608,000	637,640
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
6.63% due 10/01/201	595,000	596,488
Crestwood Midstream Partners Limited Partnership /
Crestwood Midstream Finance Corp.
6.00% due 12/15/20	666,000	581,085
Antero Resources Corp.
6.00% due 12/01/20	600,000	579,000
Precision Drilling Corp.
6.63% due 11/15/20	643,000	559,410
Northern Tier Energy LLC / Northern Tier Finance Corp.
7.13% due 11/15/20	474,000	485,850
Sunoco Limited Partnership / Sunoco Finance Corp.
5.50% due 08/01/201	474,000	482,295
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	474,000	466,890

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 157

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.6% (continued)
Energy – 15.2% (continued)
Seven Generations Energy Ltd.
8.25% due 05/15/201	$474,000	$462,150
Gulfport Energy Corp.
7.75% due 11/01/20	474,000	462,150
WPX Energy, Inc.
7.50% due 08/01/202	474,000	449,115
DCP Midstream LLC
5.35% due 03/15/201	474,000	442,718
Sabine Pass LNG, LP
6.50% due 11/01/20	428,000	428,000
California Resources Corp.
5.00% due 01/15/20	666,000	427,905
Chesapeake Energy Corp.
6.63% due 08/15/202	664,000	317,060
6.88% due 11/15/20	190,000	89,300
Citgo Holding, Inc.
10.75% due 02/15/201	380,000	383,800
Northern Oil and Gas, Inc.
8.00% due 06/01/20	474,000	376,830
Halcon Resources Corp.
8.63% due 02/01/201,2	474,000	375,053
SandRidge Energy, Inc.
8.75% due 06/01/201	950,000	363,375
Comstock Resources, Inc.
10.00% due 03/15/201,2	474,000	279,660
Linn Energy LLC / Linn Energy Finance Corp.
8.63% due 04/15/202	915,000	237,900
Calfrac Holdings, LP
7.50% due 12/01/201,2	474,000	220,410
Holly Energy Partners Limited Partnership /
Holly Energy Finance Corp.
6.50% due 03/01/20	190,000	190,475
Parker Drilling Co.
7.50% due 08/01/20	190,000	151,050
BreitBurn Energy Partners Limited Partnership /
BreitBurn Finance Corp.
8.62% due 10/15/20	332,000	121,180
Pacific Drilling S.A.
5.38% due 06/01/201,2	200,000	103,500
Vanguard Natural Resources LLC / VNR Finance Corp.
7.88% due 04/01/20	190,000	99,750
Berry Petroleum Co.
6.75% due 11/01/20	228,000	95,760
Resolute Energy Corp.
8.50% due 05/01/20	190,000	94,050
Legacy Reserves Limited Partnership /
Legacy Reserves Finance Corp.
8.00% due 12/01/20	190,000	88,350
CHC Helicopter S.A.
9.25% due 10/15/202	180,000	87,300
Penn Virginia Corp.
8.50% due 05/01/20	148,000	33,300
Swift Energy Co.
8.88% due 01/15/20	190,000	24,700
Total Energy		13,492,753

Financial – 9.6%
Ally Financial, Inc.
7.50% due 09/15/20	778,000	896,645
8.00% due 03/15/20	456,000	530,647
4.13% due 03/30/20	474,000	480,494
Navient Corp.
8.00% due 03/25/20	904,000	919,820
5.00% due 10/26/20	474,000	427,785
International Lease Finance Corp.
8.25% due 12/15/20	760,000	906,299
KCG Holdings, Inc.
6.88% due 03/15/201	666,000	627,705
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/201	600,000	584,250
CIT Group, Inc.
5.38% due 05/15/20	524,000	554,130
Aircastle Ltd.
7.63% due 04/15/20	474,000	539,768
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	524,000	509,590
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
4.25% due 07/01/20	500,000	508,125
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/201	400,000	391,000
Equinix, Inc.
4.88% due 04/01/20	286,000	294,580
NewStar Financial, Inc.
7.25% due 05/01/20	190,000	188,813
Genworth Holdings, Inc.
7.70% due 06/15/20	190,000	188,100
Total Financial		8,547,751

Industrial – 7.3%
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC / Reynolds Group Issuer
5.75% due 10/15/20	1,948,000	2,001,569
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
9.13% due 10/15/201	675,000	709,594
7.00% due 11/15/201	35,294	35,338
Briggs & Stratton Corp.
6.88% due 12/15/20	557,000	608,523
Silgan Holdings, Inc.
5.00% due 04/01/20	570,000	584,963
Terex Corp.
6.50% due 04/01/20	570,000	570,000
Sealed Air Corp.
6.50% due 12/01/201	380,000	423,700

See notes to financial statements.
158 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.6% (continued)
Industrial – 7.3% (continued)
Louisiana-Pacific Corp.
7.50% due 06/01/20	$325,000	$339,625
TransDigm, Inc.
5.50% due 10/15/20	332,000	329,560
Boise Cascade Co.
6.38% due 11/01/20	190,000	198,075
ADS Waste Holdings, Inc.
8.25% due 10/01/20	190,000	197,600
Norbord, Inc.
5.38% due 12/01/201	190,000	192,375
Bombardier, Inc.
7.75% due 03/15/201	190,000	168,981
Hornbeck Offshore Services, Inc.
5.88% due 04/01/20	94,000	75,200
GrafTech International Ltd.
6.38% due 11/15/20	94,000	45,590
Abengoa Finance SAU
7.75% due 02/01/201,2	200,000	31,000
Total Industrial		6,511,693

Basic Materials – 6.9%
ArcelorMittal
5.13% due 06/01/202	760,000	668,325
6.25% due 08/05/202	736,000	657,800
Huntsman International LLC
4.88% due 11/15/202	570,000	538,650
TPC Group, Inc.
8.75% due 12/15/201	760,000	532,000
PH Glatfelter Co.
5.38% due 10/15/20	474,000	475,185
Lundin Mining Corp.
7.50% due 11/01/201	474,000	462,743
New Gold, Inc.
7.00% due 04/15/201	474,000	442,597
Eldorado Gold Corp.
6.13% due 12/15/201	474,000	439,043
Allegheny Technologies, Inc.
5.95% due 01/15/21	524,000	406,100
United States Steel Corp.
7.38% due 04/01/202	616,000	312,620
Hexion, Inc.
6.63% due 04/15/20	428,000	312,440
First Quantum Minerals Ltd.
6.75% due 02/15/201	474,000	309,285
Aleris International, Inc.
7.88% due 11/01/20	236,000	197,650
Tronox Finance LLC
6.38% due 08/15/20	286,000	192,335
AK Steel Corp.
7.63% due 05/15/20	428,000	181,900
Total Basic Materials		6,128,673

Technology – 4.0%
First Data Corp.
6.75% due 11/01/201	964,000	1,015,815
Nuance Communications, Inc.
5.38% due 08/15/201	712,000	726,240
NXP BV / NXP Funding LLC
4.13% due 06/15/201	500,000	499,375
Infor US, Inc.
5.75% due 08/15/201	428,000	430,140
IMS Health, Inc.
6.00% due 11/01/201	380,000	389,500
ACI Worldwide, Inc.
6.38% due 08/15/201	337,000	352,586
Advanced Micro Devices, Inc.
7.75% due 08/01/202	190,000	131,575
Total Technology		3,545,231

Utilities – 0.7%
AES Corp.
8.00% due 06/01/202	562,000	625,225

Diversified – 0.5%
WaveDivision Escrow LLC / WaveDivision Escrow Corp.
8.13% due 09/01/201	474,000	464,520
Total Corporate Bonds
(Cost $94,382,244)		86,725,874

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 4.8%
BNY Mellon Separately Managed Cash
Collateral Account, 0.1233%	4,282,030	$4,282,030
Total Securities Lending Collateral
(Cost $4,282,030)		4,282,030
Total Investments – 102.4%
(Cost $98,664,274)		$91,007,904
Other Assets & Liabilities, net – (2.4)%		(2,105,921)
Total Net Assets – 100.0%		$88,901,983

†	Value determined based on Level 1 inputs —See Note 4.
††	Value determined based on Level 2 inputs —See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $32,926,720 (cost $35,272,821), or 37.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at November 30, 2015 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 159

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	80.2%
Canada	7.3%
Luxembourg	4.7%
Japan	1.6%
United Kingdom	1.6%
Germany	1.4%
Netherlands	1.2%
Other	2.0%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$86,725,874	$—	$86,725,874
Securities Lending Collateral	4,282,030	—	—	4,282,030
Total	$4,282,030	$86,725,874	$—	$91,007,904
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
160 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.3%
Communications – 19.6%
T-Mobile USA, Inc.
6.25% due 04/01/21	$400,000	$410,999
6.63% due 04/28/21	200,000	207,250
Wind Acquisition Finance S.A.
7.38% due 04/23/211	600,000	580,500
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50% due 04/30/21	200,000	209,541
5.25% due 03/15/21	200,000	207,500
Sinclair Television Group, Inc.
6.38% due 11/01/21	200,000	208,000
5.38% due 04/01/21	200,000	201,750
DISH DBS Corp.
6.75% due 06/01/21	400,000	403,500
Sprint Corp.
7.25% due 09/15/21	400,000	325,000
Virgin Media Secured Finance plc
5.25% due 01/15/21	200,000	212,750
Level 3 Financing, Inc.
6.13% due 01/15/21	200,000	210,102
Sirius XM Radio, Inc.
5.75% due 08/01/211	200,000	207,480
GCI, Inc.
6.75% due 06/01/21	200,000	206,500
TEGNA, Inc.
4.88% due 09/15/211	200,000	201,500
CenturyLink, Inc.
6.45% due 06/15/21	200,000	196,104
CommScope, Inc.
5.00% due 06/15/211	200,000	194,250
CSC Holdings LLC
6.75% due 11/15/21	200,000	189,500
Windstream Corp.
7.75% due 10/01/21	200,000	160,500
TIBCO Software, Inc.
11.38% due 12/01/211	100,000	93,375
Total Communications		4,626,101

Consumer, Cyclical – 18.0%
MGM Resorts International
6.63% due 12/15/21	400,000	419,000
Schaeffler Finance BV
4.75% due 05/15/211	200,000	204,000
4.25% due 05/15/211	200,000	201,500
Pinnacle Entertainment Inc.
6.38% due 08/01/21	250,000	266,250
L Brands, Inc.
6.63% due 04/01/21	200,000	225,500
Rite Aid Corp.
6.75% due 06/15/21	200,000	213,500
Suburban Propane Partners LP / Suburban Energy
Finance Corp.
7.38% due 08/01/21	200,000	209,500
Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp.
5.63% due 10/15/21	200,000	209,240
HD Supply, Inc.
5.25% due 12/15/211	200,000	208,500
Air Canada
7.75% due 04/15/211	200,000	207,375
Allegion US Holding Company, Inc.
5.75% due 10/01/21	200,000	207,000
William Carter Co.
5.25% due 08/15/21	200,000	206,500
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corp.
5.25% due 03/15/21	200,000	206,000
Six Flags Entertainment Corp.
5.25% due 01/15/211	200,000	205,740
WMG Acquisition Corp.
6.00% due 01/15/211	200,000	203,500
Dana Holding Corp.
5.38% due 09/15/21	200,000	202,750
KB Home
7.00% due 12/15/21	200,000	200,500
Ferrellgas LP / Ferrellgas Finance Corp.
6.50% due 05/01/21	200,000	181,000
Neiman Marcus Group Ltd.
8.00% due 10/15/211	200,000	179,500
Seminole Hard Rock Entertainment Inc. / Seminole
Hard Rock International LLC
5.88% due 05/15/211	100,000	99,500
Total Consumer, Cyclical		4,256,355

Consumer, Non-cyclical – 14.5%
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/211	300,000	285,024
5.63% due 12/01/211	200,000	175,500
6.75% due 08/15/211	100,000	91,000
Tenet Healthcare Corp.
4.50% due 04/01/21	200,000	198,500
4.38% due 10/01/21	200,000	197,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/211	250,000	261,718
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/211	200,000	217,000
HCA Holdings, Inc.
6.25% due 02/15/21	200,000	213,501
Vector Group Ltd.
7.75% due 02/15/21	200,000	213,250

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 161

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.3% (continued)
Consumer, Non-cyclical – 14.5% (continued)
Smithfield Foods, Inc.
5.88% due 08/01/211	$200,000	$207,000
Post Holdings, Inc.
6.75% due 12/01/211	200,000	203,500
CHS/Community Health Systems, Inc.
5.13% due 08/01/21	200,000	203,000
LifePoint Health, Inc.
5.50% due 12/01/21	200,000	200,500
B&G Foods, Inc.
4.63% due 06/01/21	200,000	198,250
Prestige Brands, Inc.
5.38% due 12/15/211	200,000	194,000
Fresenius US Finance II, Inc.
4.25% due 02/01/211	100,000	102,875
Edgewell Personal Care Co.
4.70% due 05/19/21	100,000	102,373
RR Donnelley & Sons Co.
7.88% due 03/15/21	75,000	78,281
Constellation Brands, Inc.
3.75% due 05/01/21	75,000	76,125
Total Consumer, Non-cyclical		3,418,897

Energy – 10.8%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	400,000	389,000
SM Energy Co.
6.50% due 11/15/21	283,000	276,633
Concho Resources, Inc.
7.00% due 01/15/21	250,000	258,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
6.13% due 10/15/21	200,000	206,500
Endeavor Energy Resources LP / EER Finance, Inc.
7.00% due 08/15/211	200,000	194,000
QEP Resources, Inc.
6.88% due 03/01/21	200,000	192,000
Range Resources Corp.
5.75% due 06/01/21	200,000	187,500
Whiting Petroleum Corp.
5.75% due 03/15/21	200,000	183,000
California Resources Corp.
5.50% due 09/15/21	300,000	181,500
Precision Drilling Corp.
6.50% due 12/15/21	200,000	173,000
Unit Corp.
6.63% due 05/15/21	200,000	156,000
Chesapeake Energy Corp.
6.13% due 02/15/21	200,000	86,000
Atlas Energy Holdings Operating Company LLC /
Atlas Resource Finance Corp.
7.75% due 01/15/21	200,000	69,000
Total Energy		2,552,883

Industrial – 10.2%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC /
Reynolds Group Issuer
6.88% due 02/15/21	200,000	207,500
8.25% due 02/15/21	200,000	201,500
Vulcan Materials Co.
7.50% due 06/15/21	200,000	235,122
USG Corp.
5.88% due 11/01/211	200,000	211,000
Gibraltar Industries, Inc.
6.25% due 02/01/21	200,000	207,000
Huntington Ingalls Industries, Inc.
5.00% due 12/15/211	200,000	205,250
Anixter, Inc.
5.13% due 10/01/21	200,000	203,750
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.75% due 01/31/211	200,000	202,500
Clean Harbors, Inc.
5.13% due 06/01/21	200,000	201,500
Terex Corp.
6.00% due 05/15/21	200,000	196,030
CEVA Group plc
7.00% due 03/01/211,2	200,000	174,000
CPG Merger Sub LLC
8.00% due 10/01/211	165,000	164,175
Total Industrial		2,409,327

Financial – 9.6%
OneMain Financial Holdings, Inc.
7.25% due 12/15/211	250,000	255,000
Springleaf Finance Corp.
7.75% due 10/01/21	200,000	212,750
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/211	200,000	209,000
Aircastle Ltd.
5.13% due 03/15/21	200,000	208,750
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
5.00% due 10/01/21	200,000	208,000
DuPont Fabros Technology LP
5.88% due 09/15/21	200,000	207,750
GEO Group, Inc.
6.63% due 02/15/21	200,000	204,250
Credit Acceptance Corp.
6.13% due 02/15/21	200,000	197,250

See notes to financial statements.
162 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.3% (continued)
Financial – 9.6% (continued)
HUB International Ltd.
7.88% due 10/01/211	$200,000	$192,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/211	200,000	190,150
Navient Corp.
5.88% due 03/25/21	200,000	183,750
Total Financial		2,269,150

Basic Materials – 5.3%
ArcelorMittal
6.50% due 03/01/21	400,000	351,000
Celanese US Holdings LLC
5.88% due 06/15/21	200,000	213,000
WR Grace & Co.
5.13% due 10/01/211	200,000	202,000
Steel Dynamics, Inc.
5.13% due 10/01/21	200,000	195,500
Eagle Spinco, Inc.
4.63% due 02/15/21	200,000	191,500
United States Steel Corp.
6.88% due 04/01/21	200,000	96,000
Total Basic Materials		1,249,000

Technology – 5.2%
Audatex North America, Inc.
6.00% due 06/15/211	400,000	405,000
NCR Corp.
5.88% due 12/15/21	200,000	197,250
4.63% due 02/15/21	200,000	195,250
Activision Blizzard, Inc.
5.63% due 09/15/211	200,000	211,126
NXP B.V. / NXP Funding LLC
5.75% due 02/15/211	200,000	209,750
Total Technology		1,218,376

Utilities – 2.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
6.50% due 05/20/21	200,000	203,500
DPL, Inc.
7.25% due 10/15/21	200,000	199,000
NGL Energy Partners LP / NGL Energy Finance Corp.
6.88% due 10/15/21	200,000	181,000
Total Utilities		583,500

Diversified – 1.6%
Nielsen Company Luxembourg SARL
5.50% due 10/01/211	200,000	204,750
Opal Acquisition, Inc.
8.88% due 12/15/211	200,000	173,250
Total Diversified		378,000
Total Corporate Bonds
(Cost $24,172,589)		22,961,589

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 0.6%
BNY Mellon Separately Managed Cash Collateral Account
issued at 0.1400%	144,000	$144,000
Total Securities Lending Collateral
(Cost $144,000)		144,000
Total Investments – 97.9%
(Cost $24,316,589)		$23,105,589
Other Assets & Liabilities, net – 2.1%		492,456
Total Net Assets – 100.0%		$23,598,045

†	Value determined based on Level 1 inputs —See Note 4.
††	Value determined based on Level 2 inputs —See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $7,927,788 (cost $8,194,400), or 33.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at November 30, 2015 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 163

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	84.3%
Luxembourg	4.9%
Canada	3.7%
Netherlands	2.7%
Ireland	1.8%
United Kingdom	1.7%
Bermuda	0.9%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$22,961,589	$—	$22,961,589
Securities Lending Collateral	144,000	—	—	144,000
Total	$144,000	$22,961,589	$—	$23,105,589
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
164 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.0%
Communications – 23.4%
T-Mobile USA, Inc.
6.73% due 04/28/22	$300,000	$309,750
6.13% due 01/15/22	200,000	204,602
Clear Channel Worldwide Holdings, Inc.
6.50% due 11/15/22	500,000	492,125
Numericable-SFR SAS
6.00% due 05/15/221	400,000	396,000
DISH DBS Corp.
5.87% due 07/15/22	400,000	372,500
Frontier Communications Corp.
10.50% due 09/15/221	300,000	298,125
Altice S.A.
7.75% due 05/15/221	300,000	281,250
West Corp.
5.38% due 07/15/221	300,000	273,375
CCO Holdings LLC
6.63% due 01/31/22	200,000	211,602
Univision Communications, Inc.
6.75% due 09/15/221	200,000	208,000
Level 3 Communications, Inc.
5.75% due 12/01/22	200,000	202,500
Level 3 Financing, Inc.
5.38% due 08/15/22	200,000	202,101
Altice Financing S.A.
6.50% due 01/15/221	200,000	201,500
Match Group, Inc.
6.75% due 12/15/221	200,000	199,750
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/221	200,000	199,500
AMC Networks, Inc.
4.75% due 12/15/22	200,000	199,500
Inmarsat Finance plc
4.87% due 05/15/221	200,000	196,500
Cogent Communications Group, Inc.
5.37% due 03/01/221	200,000	196,500
Acosta, Inc.
7.75% due 10/01/221	200,000	185,000
Cablevision Systems Corp.
5.88% due 09/15/22	200,000	159,500
Sprint Communications, Inc.
6.00% due 11/15/22	200,000	150,500
Intelsat Jackson Holdings S.A.
6.63% due 12/15/22	200,000	122,000
Cable One, Inc.
5.75% due 06/15/221	102,000	102,510
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	100,000	100,750
Total Communications		5,465,440

Consumer, Non-cyclical – 20.5%
CHS / Community Health Systems Inc.
6.88% due 02/01/22	400,000	389,000
Tenet Healthcare Corp.
8.13% due 04/01/22	350,000	350,656
MPH Acquisition Holdings LLC
6.63% due 04/01/221	270,000	273,375
HCA, Inc.
7.50% due 02/15/22	200,000	224,500
Constellation Brands, Inc.
6.00% due 05/01/22	200,000	222,500
Fresenius Medical Care US Finance II, Inc.
5.88% due 01/31/221	200,000	217,500
WhiteWave Foods Co.
5.38% due 10/01/22	200,000	213,250
Smithfield Foods, Inc.
6.63% due 08/15/22	200,000	212,750
FTI Consulting, Inc.
6.00% due 11/15/22	200,000	209,750
Post Holdings
7.38% due 02/15/22	200,000	208,938
Hologic, Inc.
5.25% due 07/15/221	200,000	208,750
DaVita HealthCare Partners, Inc.
5.75% due 08/15/22	200,000	208,000
Grifols Worldwide Operations Ltd.
5.25% due 04/01/22	200,000	203,500
Live Nation Entertainment, Inc.
5.38% due 06/15/221	200,000	203,000
Avis Budget Care Rental, LLC / Avis Budget Finance, Inc.
5.13% due 06/01/221	200,000	197,250
Amsurg Corp.
5.63% due 07/15/22	200,000	197,250
Darling Ingredients, Inc.
5.38% due 01/15/22	200,000	196,750
RR Donnelley & Sons Co.
7.00% due 02/15/22	200,000	193,250
Envision Healthcare Corp.
5.12% due 07/01/221	200,000	193,000
Endo Finance, LLC.
5.75% due 01/15/221	200,000	192,000
Valeant Pharmaceuticals International, Inc.
7.25% due 07/15/221	200,000	182,000
Energizer Holdings, Inc.
4.70% due 05/24/22	100,000	100,697
Total Consumer, Non-cyclical		4,797,666

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 165

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.0% (continued)
Consumer, Cyclical – 17.4%
New Red Finance, Inc.
6.00% due 04/01/221	$200,000	$208,000
4.63% due 01/15/221	200,000	202,500
WMG Acquisition Corp.
6.75% due 04/15/221	200,000	178,500
5.62% due 04/15/221	100,000	98,250
Sonic Automotive, Inc.
7.00% due 07/15/22	250,000	265,000
Penske Automotive Group, Inc.
5.75% due 10/01/22	238,000	246,925
MGM Resorts International
7.75% due 03/15/22	200,000	215,250
Viking Cruises Ltd.
8.50% due 10/15/221	200,000	213,000
L Brands, Inc.
5.63% due 02/15/22	200,000	212,940
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	200,000	209,500
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	200,000	207,000
KB Home
7.50% due 09/15/22	200,000	203,000
DR Horton, Inc.
4.38% due 09/15/22	200,000	202,000
Cinemark USA, Inc.
5.13% due 12/15/22	200,000	200,750
Group 1 Automotive, Inc.
5.00% due 06/01/22	200,000	200,500
PVH Corp.
4.50% due 12/15/22	200,000	198,000
ZF North America Capital, Inc.
4.50% due 04/29/221	200,000	197,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.38% due 03/15/22	200,000	192,250
International Game Technology plc
6.25% due 02/15/221	200,000	191,376
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 01/15/22	200,000	181,000
Lennar Corp.
4.75% due 11/15/22	50,000	50,125
Total Consumer, Cyclical		4,072,866

Energy – 10.2%
Concho Resources, Inc.
5.50% due 10/01/22	200,000	195,000
6.50% due 01/15/22	100,000	102,500
Range Resources Corp.
5.00% due 08/15/22	250,000	222,500
Tesoro Logistics Limited Partnership / Tesoro
Logistics Finance Corp.
6.25% due 10/15/221	200,000	207,750
Laredo Petroleum, Inc.
7.38% due 05/01/22	200,000	196,000
Targa Resources Partners LP /
Targas Resources Finance Corp.
6.38% due 08/01/22	200,000	195,500
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	200,000	194,250
QEP Resources, Inc.
5.38% due 10/01/22	200,000	181,000
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/22	200,000	148,000
Antero Resources Corp.
5.12% due 12/01/22	150,000	137,250
CONSOL Energy, Inc.
5.87% due 04/15/22	200,000	132,000
Crestwood Midstream Partners Limited Partnership /
Crestwood Midstream Finance Corp.
6.13% due 03/01/22	100,000	86,000
Chesapeake Energy Corp.
4.88% due 04/15/22	200,000	85,625
WPX Energy, Inc.
6.00% due 01/15/22	100,000	85,250
Berry Petroleum Co. LLC
6.38% due 09/15/22	200,000	81,000
Denbury Resources, Inc.
5.50% due 05/01/22	100,000	62,500
BreitBurn Energy Partners Limited Partnership /
BreitBurn Finance Corp.
7.87% due 04/15/22	200,000	59,000
Total Energy		2,371,125

Industrial – 8.9%
KLX, Inc.
5.88% due 12/01/221	250,000	242,969
Zebra Technologies Corp.
7.25% due 10/15/22	200,000	214,500
AECOM
5.75% due 10/15/22	200,000	207,124
Actuant Corp.
5.62% due 06/15/22	200,000	203,750
Sealed Air Corp.
4.88% due 12/01/221	200,000	203,750
Ball Corp.
5.00% due 03/15/22	200,000	203,700
Amsted Industries, Inc.
5.00% due 03/15/221	200,000	203,250
Silgan Holdings, Inc.
5.50% due 02/01/22	200,000	203,000
SBA Communications Corp.
4.88% due 07/15/22	200,000	199,500
Owens-Brockway Glass Container, Inc.
5.00% due 01/15/221	200,000	199,000
Total Industrial		2,080,543

See notes to financial statements.
166 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.0% (continued)
Financial – 5.4%
International Lease Finance Corp.
8.63% due 01/15/22	$200,000	$245,250
5.88% due 08/15/22	100,000	108,325
Greystar Real Estate Partners LLC
8.25% due 12/01/221	200,000	211,500
Equinix, Inc.
5.38% due 01/01/22	200,000	205,000
Ally Financial, Inc.
4.13% due 02/13/22	200,000	200,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.87% due 04/15/221	200,000	183,000
CIT Group Inc.
5.00% due 08/15/22	100,000	102,375
Total Financial		1,255,450

Basic Materials – 4.6%
Steel Dynamics, Inc.
6.38% due 08/15/22	200,000	203,500
Ashland, Inc.
4.75% due 08/15/22	200,000	199,750
Celanese US Holdings LLC
4.63% due 11/15/22	200,000	199,500
Cascades, Inc.
5.50% due 07/15/221	200,000	194,250
ArcelorMittal
7.25% due 02/25/22	200,000	177,376
United States Steel Corp.
7.50% due 03/15/222	200,000	99,000
Total Basic Materials		1,073,376

Technology – 3.4%
CDW LLC / CDW Finance Corp.
6.00% due 08/15/22	200,000	211,750
Micron Technology, Inc.
5.88% due 02/15/22	200,000	201,896
NXP BV / NXP Funding LLC
4.63% due 06/15/221	200,000	198,000
Infor US, Inc.
6.50% due 05/15/221	200,000	178,000
Total Technology		789,646

Utilities – 2.3%
Calpine Corp.
6.00% due 01/15/221	200,000	208,500
NRG Energy, Inc.
6.25% due 07/15/22	200,000	186,000
Terraform Global Operating LLC
9.75% due 08/15/221	200,000	148,000
Total Utilities		542,500

Diversified – 0.9%
HRG Group, Inc.
7.75% due 01/15/22	200,000	204,750
Total Corporate Bonds
(Cost $23,909,662)		22,653,362

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 0.4%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1443%	84,800	$84,800
Total Securities Lending Collateral
(Cost $84,800)		84,800
Total Investments – 97.4%
(Cost $23,994,462)		$22,738,162
Other Assets & Liabilities, net – 2.6%		607,427
Total Net Assets – 100.0%		$23,345,589

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $8,071,480 (cost $8,260,133), or 34.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at November 30, 2015 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company
REIT	Real Estate Investment Trust
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 167

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	87.7%
Luxembourg	3.4%
Canada	2.7%
France	1.7%
United Kingdom	1.7%
Bermuda	1.0%
Other	1.8%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$22,653,362	$—	$22,653,362
Securities Lending Collateral	84,800	—	—	84,800
Total	$84,800	$22,653,362	$—	$22,738,162
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
168 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.1%
Communications – 19.0%
T-Mobile USA, Inc.
6.63% due 04/01/23	$100,000	$102,814
6.00% due 03/01/23	100,000	100,750
Equinix, Inc.
5.38% due 04/01/23	100,000	102,375
Lamar Media Corp.
5.00% due 05/01/23	100,000	100,750
Level 3 Financing, Inc.
5.13% due 05/01/231	100,000	99,625
CCO Holdings LLC
5.13% due 05/01/231	100,000	99,250
Univision Communications, Inc.
5.13% due 05/15/231	100,000	97,250
CenturyLink, Inc.
6.75% due 12/01/23	100,000	95,315
DISH DBS Corp.
5.00% due 03/15/23	100,000	86,750
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/231	75,000	72,375
Total Communications		957,254

Consumer, Non-cyclical – 18.9%
HCA, Inc.
5.88% due 05/01/23	100,000	103,750
Dean Foods Co.
6.50% due 03/15/231	100,000	103,250
Avis Budget Car Rental LLC
5.50% due 04/01/23	100,000	102,375
Constellation Brands, Inc.
4.25% due 05/01/23	100,000	101,000
HealthSouth Corp.
5.13% due 03/15/23	100,000	96,750
Jaguar Holding Company II /
Pharmaceutical Product Development LLC
6.38% due 08/01/231	100,000	96,250
WEX, Inc.
4.75% due 02/01/231	100,000	93,000
Valeant Pharmaceuticals International, Inc.
5.88% due 05/15/231	100,000	87,000
Mallinckrodt International Finance S.A.
5.63% due 10/15/231	100,000	86,750
United Rentals, Inc.
4.63% due 07/15/23	80,000	79,800
Total Consumer, Non-cyclical		949,925

Energy – 13.9%
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/231	100,000	101,750
Sabine Pass Liquefaction LLC
5.62% due 04/15/23	100,000	92,750
Targa Resources Partners LP / Targas Resources
Finance Corp.
5.25% due 05/01/23	100,000	91,250
QEP Resources, Inc.
5.25% due 05/01/23	100,000	89,750
MarkWest Energy Partners LP
4.50% due 07/15/23	100,000	89,250
Crestwood Midstream Partners Limited Partnership /
Crestwood Midstream Finance Corp.
6.25% due 04/01/231	100,000	85,000
TerraForm Power Operating LLC
5.87% due 02/01/231	100,000	75,000
CONSOL Energy, Inc.
8.00% due 04/01/231	100,000	71,000
Total Energy		695,750

Consumer, Cyclical – 13.7%
Sally Holdings, LLC / Sally Capital, Inc.
5.50% due 11/01/232	100,000	103,688
Carmike Cinemas, Inc.
6.00% due 06/15/231	100,000	103,250
Taylor Morrison Communities, Inc. /
Monarch Communities, Inc.
5.88% due 04/15/231	100,000	99,875
Cinemark USA, Inc.
4.88% due 06/01/23	100,000	98,375
Sonic Automotive, Inc.
5.00% due 05/15/23	100,000	96,250
Party City Holdings, Inc.
6.13% due 08/15/231,2	100,000	95,750
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/231	100,000	89,980
Total Consumer, Cyclical		687,168

Technology – 12.0%
Activision Blizzard, Inc.
6.13% due 09/15/231	100,000	109,500
CDW LLC / CDW Finance Corp.
5.00% due 09/01/23	100,000	100,750
NCR Corp.
6.37% due 12/15/23	100,000	100,125
VeriSign, Inc.
4.63% due 05/01/23	100,000	99,250
Brocade Communications Systems, Inc.
4.63% due 01/15/23	100,000	96,500

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 169

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.1% (continued)
Technology – 12.0% (continued)
Micron Technology, Inc.
5.25% due 08/01/231	$100,000	$94,250
Total Technology		600,375

Industrial – 10.1%
Masonite International Corp.
5.63% due 03/15/231	100,000	105,000
Owens Brockway Glass Container, Inc.
5.88% due 08/15/231	100,000	104,188
Summit Materials LLC / Summit Materials Finance Corp.
6.13% due 07/15/23	100,000	100,250
Crown Americas /Crown Americas Capital Corp. III
4.50% due 01/15/23	100,000	99,375
Ball Corp.
4.00% due 11/15/23	100,000	96,000
Total Industrial		504,813

Utilities – 3.7%
NRG Energy, Inc.
6.63% due 03/15/23	100,000	92,500
AES Corp.
4.87% due 05/15/23	100,000	90,625
Total Utilities		183,125

Diversified – 2.0%
Argos Merger Sub, Inc.
7.13% due 03/15/231	100,000	101,000

Basic Materials – 1.9%
Steel Dynamics, Inc.
5.25% due 04/15/23	100,000	96,500

Financial – 1.9%
GEO Group, Inc.
5.13% due 04/01/23	100,000	94,500
Total Corporate Bonds
(Cost $4,934,131)		4,870,410

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 3.3%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1405%	164,000	$164,000
Total Securities Lending Collateral
(Cost $164,000)		164,000
Total Investments – 100.4%
(Cost $5,098,131)		$5,034,410
Other Assets & Liabilities, net – (0.4)%		(19,640)
Total Net Assets – 100.0%		$5,014,770

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $2,070,293 (cost $2,124,231), or 41.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at November 30, 2015 — See Note 2.
3	Securities lending collateral — See Note 2.
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
170 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	98.2%
Canada	1.8%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$4,870,410	$—	$4,870,410
Securities Lending Collateral	164,000	—	—	164,000
Total	$164,000	$4,870,410	$—	$5,034,410
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 171

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
GSY Guggenheim Enhanced Short Duration ETF

	Face
	Amount	Value
COMMERCIAL PAPER†† – 24.9%
Clorox Co.
0.00% due 12/01/15	$9,000,000	$8,999,910
Comcast Corp.
0.40% due 12/04/15	9,000,000	8,999,730
Aon Corp.
0.50% due 12/09/15	9,000,000	8,999,460
Harley-Davidson Funding Corp.
0.34% due 12/09/15	9,000,000	8,999,460
Kellogg Co.
0.00% due 12/01/15	8,000,000	7,999,920
Omnicom Capital, Inc.
0.42% due 12/03/15	8,000,000	7,999,840
Mattel, Inc.
0.28% due 12/07/15	8,000,000	7,999,600
Campbell Soup Co.
0.34% due 12/15/15	8,000,000	7,999,360
American Water Capital Corp.
0.30% due 12/14/15	8,000,000	7,999,280
Hasbro, Inc.
0.32% due 12/14/15	8,000,000	7,999,200
Bemis Co.
0.44% due 12/14/15	8,000,000	7,999,200
CBS Corp.
0.37% due 12/16/15	8,000,000	7,999,120
Bacardi USA, Inc.
0.51% due 01/06/16	8,000,000	7,997,520
Nissan Motor Acceptance Corp.
0.46% due 01/11/16	8,000,000	7,997,144
VF Corp.
0.38% due 12/03/15	6,000,000	5,999,880
BAT International Finance plc
0.52% due 01/21/16	4,000,000	3,998,080
Total Commercial Paper
(Cost $125,980,760)		125,986,704

REPURCHASE AGREEMENTS††,5 – 20.2%
Nomura Securities International, Inc.
0.85% due 02/11/16	25,700,000	25,700,000
Jefferies & Company, Inc.
1.69% open maturity	14,211,000	14,211,000
3.19% due 12/02/15	4,331,000	4,331,000
3.19% due 12/09/15	4,146,000	4,146,000
2.69% due 12/11/15	2,992,000	2,992,000
Royal Bank of Canada
0.67% due 01/13/16	25,200,000	25,200,000
Bank of America, Inc.
0.78% due 12/28/15	14,900,000	14,900,000
0.83% due 01/11/16	10,300,000	10,300,000
Total Repurchase Agreements
(Cost $101,780,000)		101,780,000

U.S. GOVERNMENT SECURITIES†† – 8.9%
United States Treasury Bill
0.00% due 03/10/161	12,000,000	11,994,336
0.00% due 02/18/161	10,000,000	9,996,740
0.00% due 02/04/161	9,400,000	9,397,838
0.00% due 02/11/161	7,000,000	6,998,089
0.00% due 12/10/151	6,500,000	6,499,929
Total U.S. Government Securities
(Cost $44,896,847)		44,886,932

	Shares	Value
MONEY MARKET FUND† – 0.9%
Dreyfus Treasury Prime Cash Management Institutional
Shares 0.00%6	4,699,020	$4,699,020
Total Money Market Fund
(Cost $4,699,020)

	Face
	Amount	Value
ASSET BACKED SECURITIES†† – 18.0%
Fortress Credit BSL II Ltd.
2013-2A, 1.81% due 10/19/252,3	$5,000,000	$4,937,501
Garrison Funding Ltd.
2013-2x A2, 3.68% due 09/25/23	2,500,000	2,501,058
2013-2x A1t, 2.13% due 09/25/23	2,000,000	1,992,420
ARES XII CLO Ltd.
2007-12A, 2.39% due 11/25/202,3	3,500,000	3,495,912
Fortress Credit Funding V, LP
2015-5A, 2.92% due 08/15/223	3,000,000	2,994,890
Black Diamond CLO 2012-1 Ltd.
2013-1A, 1.72% due 02/01/232,3	3,000,000	2,970,600
Great Lakes CLO 2015-1 Ltd.
2015-1A, 2.27% due 07/15/262,3	3,000,000	2,966,292
FS Senior Funding 2015-1 Ltd.
2015-1A, 2.08% due 05/28/252,3	3,000,000	2,959,800
Cavalry CLO II
2013-2A, 1.64% due 01/17/242,3	3,000,000	2,953,766
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.45% due 04/25/252,3	3,000,000	2,935,800
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.35% due 02/25/373	2,367,788	2,272,647
GSAMP Trust
2005-HE6, 0.66% due 11/25/353	2,200,000	2,070,224
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.42% due 01/15/232,3	2,000,000	2,007,213
Newstar Trust
2012-2A, 3.53% due 01/20/232,3	2,000,000	2,001,200
CIFC Funding 2012-II Ltd.
2015-2A, 2.23% due 12/05/242,3	2,000,000	1,991,771
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.25% due 06/20/172,3	2,000,000	1,989,693

See notes to financial statements.
172 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
ASSET BACKED SECURITIES†† – 18.0% (continued)
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.12% due 10/22/262,3	$2,000,000	$1,985,475
ACIS CLO 2015-6 Ltd.
2015-6A, 1.92% due 05/01/272,3	2,000,000	1,983,054
Fifth Street SLF II Ltd.
2015-2A, 2.25% due 09/29/272,3	2,000,000	1,981,800
Golub Capital Partners CLO 23M Ltd.
2015-23A, 2.44% due 05/05/272,3	2,000,000	1,980,817
Vibrant CLO Limited 2012-1
2015-1A, 2.39% due 07/17/242,3	2,000,000	1,980,426
Shasta CLO Ltd.
2007-1A, 1.72% due 04/20/212,3	2,000,000	1,955,018
Garrison Funding 2015-1 Ltd.
2015-1A, 2.78% due 05/25/272,3	2,000,000	1,950,800
Dryden XXIV Senior Loan Fund
2015-24RA, 3.06% due 11/15/232,3	2,000,000	1,944,945
Marea CLO 2012-1 Ltd.
2015-1A, 2.09% due 10/15/232,3	2,000,000	1,944,800
Fortress Credit Investments IV Ltd.
2015-4A, 2.23% due 07/17/232,3	2,000,000	1,944,000
MT Wilson CLO II Ltd.
2007-2A, 1.32% due 07/11/202,3	2,000,000	1,943,400
Triaxx Prime CDO 2006-2 Ltd.
2006-2A, 0.45% due 10/02/392,3	1,786,025	1,686,901
Goldentree Credit Opportunities Financing Ltd.
2012-1X, 4.34% due 09/15/24	1,500,000	1,507,377
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.22% due 07/15/232,3	1,500,000	1,494,341
Coas
2014-1X, 3.09% due 04/20/23	1,500,000	1,483,163
Westb
2006-1X D, 2.05% due 12/20/20	1,500,000	1,462,260
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.71% due 04/29/192,3	1,500,000	1,416,106
Countrywide Asset-Backed Certificates
2004-SD2, 0.84% due 06/25/332,3	1,332,489	1,258,756
Telos CLO Ltd.
2013-3A, 3.32% due 01/17/242,3	750,000	714,240
2014-4X, 3.07% due 07/17/24	500,000	477,395
Cerberus Onshore II CLO LLC
2014-1A, 3.02% due 10/15/232,3	1,000,000	1,000,216
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.87% due 10/17/222,3	1,000,000	997,790
SGAB
2007-1X B, 2.58% due 09/10/21	1,000,000	988,996
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.48% due 07/28/262,3	1,000,000	987,188
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.82% due 04/25/262,3	1,000,000	979,388
Bakr
2006-1X C, 1.05% due 10/15/19	1,000,000	976,085
Hla
2012-1x B, 3.36% due 08/15/23	1,000,000	950,378
King
2007-4x D, 1.77% due 04/16/21	1,000,000	914,351
KKR Financial CLO Ltd.
2007-1X D, 2.57% due 05/15/21	750,000	747,255
ALM VII R-2 Ltd.
2013-7R2A, 2.89% due 04/24/242,3	750,000	740,837
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.82% due 04/28/262,3	750,000	738,386
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.51% due 07/09/173	728,000	713,076
DIVCORE CLO Ltd.
2013-1A B, 4.09% due 11/15/32	600,000	601,440
Great Lakes CLO 2014-1 Ltd.
2014-1A, 4.02% due 04/15/252,3	500,000	498,895
Ozlmf
2012-2x B, 3.57% due 10/30/23	500,000	497,075
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 3.92% due 04/20/252,3	500,000	492,644
Rockwall CDO II Ltd.
2007-1X A1LB, 0.88% due 08/01/24	500,000	460,234
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.64% due 07/10/173	428,209	422,813
SRERS Funding Ltd.
2011-RSX A1B1, 0.45% due 05/09/46	375,131	366,591
ACS Pass-Through Trust
2007-1X, 0.50% due 06/14/37	360,618	350,250
ICE EM CLO
2007-1X, 1.12% due 08/15/22	243,850	239,924
Total Asset Backed Securities
(Cost $90,940,301)		90,799,673

CORPORATE BONDS†† – 15.0%
Financial – 7.8%
Citigroup, Inc.
1.28% due 07/25/163	4,000,000	4,010,499
1.35% due 03/10/17	2,000,000	1,998,816
Goldman Sachs Group, Inc.
1.52% due 04/30/183	2,500,000	2,523,430
3.63% due 02/07/16	2,500,000	2,513,183
Willis Group Holdings plc
4.13% due 03/15/16	5,000,000	5,034,555
Capital One North America/Mclean VA
1.51% due 08/17/183	4,100,000	4,140,040
International Lease Finance Corp.
2.29% due 06/15/163	3,700,000	3,701,850
JPMorgan Chase & Co.
1.03% due 02/26/163	3,500,000	3,502,636
Morgan Stanley
1.64% due 02/25/163	3,000,000	3,005,801

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 173

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 15.0% (continued)
Financial – 7.8% (continued)
Macquarie Bank Ltd.
1.12% due 03/24/172,3	$3,000,000	$3,002,214
Fifth Third Bancorp
3.63% due 01/25/16	2,670,000	2,681,428
Fifth Third Bank/Cincinnati OH
1.28% due 08/20/183	1,700,000	1,701,282
Aon Corp.
3.13% due 05/27/16	1,500,000	1,516,413
Total Financial		39,332,147

Communications – 2.3%
DIRECTV Holdings LLC / DIRECTV Financing
Company, Inc.
2.40% due 03/15/17	5,000,000	5,061,225
Level 3 Financing, Inc.
4.10% due 01/15/183	3,000,000	3,030,000
AT&T, Inc.
2.95% due 05/15/16	3,000,000	3,028,593
Viacom, Inc.
6.25% due 04/30/16	786,000	802,297
Total Communications		11,922,115

Consumer, Cyclical – 2.2%
Daimler Finance North America LLC
3.00% due 03/28/162	3,945,000	3,974,702
1.04% due 08/03/172,3	2,000,000	2,000,448
Ford Motor Credit Company LLC
1.26% due 01/09/183	5,000,000	4,958,775
Total Consumer, Cyclical		10,933,925

Consumer, Non-cyclical – 1.7%
Express Scripts Holding Co.
2.65% due 02/15/17	3,000,000	3,036,849
UnitedHealth Group, Inc.
0.77% due 01/17/173	3,000,000	3,003,336
Bumble Bee Holdings, Inc.
9.00% due 12/15/172	2,326,000	2,381,243
Total Consumer, Non-cyclical		8,421,428

Utilities – 0.5%
AES Corp.
3.32% due 06/01/193	2,500,000	2,350,000

Industrial – 0.3%
Reynolds Group Issuer Incorporated / Reynolds Group
Issuer LLC / Reynolds Group Issuer
7.12% due 04/15/19	1,500,000	1,527,188

Energy – 0.2%
Archrock, Inc.
7.25% due 12/01/18	1,000,000	1,018,350
Total Corporate Bonds
(Cost $75,605,197)		75,505,153

MORTGAGE BACKED SECURITIES†† – 3.8%
LSTAR Securities Investment Trust
2015-4, 2.19% due 04/01/202,3	2,775,095	2,719,592
2014-1, 3.29% due 09/01/212,3	1,349,527	1,350,472
RFTI 2015-FL1 Issuer Ltd.
2015-FL1, 1.95% due 08/15/302,3	3,000,000	2,983,440
Banc of America Funding 2013-R1 Ltd.
2013-R1, 0.41% due 11/03/412,3	2,526,768	2,357,727
Boca Hotel Portfolio Trust
2013-BOCA, 3.25% due 08/15/262,3	2,000,000	1,997,962
AJAX Mortgage Loan Trust
2015-A, 3.87% due 11/25/542	1,896,169	1,891,429
LSTAR Securities Investment Trust 2015-6
2015-6, 2.19% due 05/01/202,3	1,832,370	1,802,686
LSTAR Securities Investment Trust 2015-5
2015-5, 2.19% due 04/01/202,3	1,344,973	1,322,109
GreenPoint Mortgage Funding Trust
2006-AR1, 0.51% due 02/25/363	1,034,879	845,087
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.30% due 02/25/473	847,500	827,605
SRERS Funding Ltd.
2011-RS, 0.44% due 05/09/462,3	656,480	641,534
Credit Suisse Mortgage Trust
2014-2R, 0.40% due 02/27/462,3	466,745	435,558
Total Mortgage Backed Securities
(Cost $19,095,214)		19,175,201

FEDERAL AGENCY DISCOUNT NOTES†† – 3.0%
Federal Home Loan Bank
0.00% due 01/06/161,4	15,000,000	14,998,425
Total Federal Agency Discount Notes
(Cost $14,998,350)

SENIOR FLOATING RATE INTERESTS†† – 2.9%
Technology – 0.9%
First Data Corp.
3.71% due 03/24/183	3,000,000	2,966,250
Infor US, Inc.
3.75% due 06/03/203	1,885,728	1,795,138
Total Technology		4,761,388

Communications – 0.6%
Univision Communications, Inc.
4.00% due 03/01/203	2,264,550	2,227,751
T-Mobile USA, Inc.
3.50% due 11/09/223	1,000,000	1,000,470
Total Communications		3,228,221

Financial Institutions – 0.4%
National Financial Partners
4.50% due 07/01/203	1,960,214	1,917,854

See notes to financial statements.
174 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS†† – 2.9% (continued)
Consumer, Cyclical – 0.4%
Smart & Final Stores LLC
4.00% due 11/15/193	$1,179,395	$1,165,631
Ceridian Corp.
4.50% due 09/15/203	823,804	685,133
4.50% due 09/01/203	2,191	1,822
Total Consumer, Cyclical		1,852,586

Industrial – 0.3%
Fly Funding II Sarl
3.50% due 08/09/193	1,638,801	1,627,739
Total Industrial		1,627,739

Aerospace & Defense – 0.2%
Doncasters
4.50% due 04/09/203	970,379	940,054
Total Aerospace & Defense		940,054

Consumer, Non-cyclical – 0.1%
Reynolds Group Holdings, Inc.
4.50% due 12/17/183	477,638	475,250
Total Consumer, Non-cyclical		475,250
Total Senior Floating Rate Interests
(Cost $15,126,931)		14,803,092

MUNICIPAL BONDS†† – 2.3%
California – 1.2%
University of California Revenue Bonds
0.74% due 07/01/413	5,000,000	4,998,449
State of California General Obligation Unlimited
0.96% due 12/01/293	1,175,000	1,183,484
Total California		6,181,933

Pennsylvania – 1.1%
Pennsylvania Turnpike Commission Revenue Bonds
0.46% due 12/01/173	4,000,000	3,972,960
County of Allegheny Pennsylvania General
Obligation Unlimited
0.77% due 11/01/263	1,350,000	1,297,364
Total Pennsylvania		5,270,324
Total Municipal Bonds
(Cost $11,459,104)		11,452,257
Total Investments – 99.9%
(Cost $504,581,724)		$504,086,457
Other Assets & Liabilities, net – 0.1%		595,659
Total Net Assets – 100.0%		$504,682,116

†	Value determined based on Level 2 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Zero coupon rate security.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $97,665,776 (cost $97,940,618), or 19.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Variable rate security. Rate indicated is rate effective at November 30, 2015.
4	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
5	Repurchase Agreements — See Note 10.
6	Rate indicated is the 7-day yield as of November 30, 2015.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 175

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
GSY Guggenheim Enhanced Short Duration ETF continued

Country Diversification
% of Total
Country	Investments
United States	90.7%
Cayman Islands	6.3%
Germany	1.2%
Ireland	1.1%
Austria	0.6%
Luxemburg	0.1%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Commercial Paper	$—	$125,986,704	$—	$125,986,704
Repurchase Agreements	—	101,780,000	—	101,780,000
U.S. Government Securities	—	44,886,932	—	44,886,932
Money Market Fund	4,699,020	—	—	4,699,020
Asset Backed Securities	—	90,799,673	—	90,799,673
Corporate Bonds	—	75,505,153	—	75,505,153
Mortgage Backed Securities	—	19,175,201	—	19,175,201
Federal Agency Discount Notes	—	14,998,425	—	14,998,425
Senior Floating Rate Interests	—	14,803,092	—	14,803,092
Municipal Bonds	—	11,452,257	—	11,452,257
Total	$4,699,020	$499,387,437	$—	$504,086,457
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

Transfer from Level 3 to Level 2	$422,813
The transfer from Level 3 to Level 2 was due to the availability of market price information for the respective security at November 30, 2015.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the six months ended November 30, 2015:

Level 3 — Fair value measurement using significant unobservable inputs
Beginning Balance	518,189
Paydowns received	(100,934)
Change in Unrealized Gain/Loss	5,558
Transfers Out	(422,813)
Ending Balance	—

See notes to financial statements.
176 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
LVL Guggenheim S&P Global Dividend Opportunities Index ETF

	Shares	Value
COMMON STOCKS† – 98.3%
Australia – 20.3%
Fortescue Metals Group Ltd.1	1,497,842	$2,127,258
DUET Group	988,768	1,683,684
Woodside Petroleum Ltd.	76,868	1,677,083
Woolworths Ltd.	75,626	1,297,083
WorleyParsons Ltd.1	276,793	1,163,272
Insurance Australia Group Ltd.	97,912	393,046
IOOF Holdings Ltd.	50,635	347,088
Bank of Queensland Ltd.	33,684	333,405
Suncorp Group Ltd.	33,909	328,998
Westpac Banking Corp.	13,689	318,897
National Australia Bank Ltd. ADR	14,113	300,550
Australia & New Zealand Banking Group Ltd.	13,828	272,037
Bendigo & Adelaide Bank Ltd.	32,635	263,904
Commonwealth Bank of Australia ADR	4,424	254,623
ASX Ltd.	8,421	252,556
Genworth Mortgage Insurance Australia Ltd.1	120,510	221,797
Spark Infrastructure Group	120,720	166,200
Stockland REIT	52,505	152,180
Total Australia		11,553,661

United States – 17.7%
Vector Group Ltd.1	60,614	1,534,140
CenturyLink, Inc.	54,430	1,465,800
RR Donnelley & Sons Co.1	75,629	1,216,871
PDL BioPharma, Inc.	308,958	1,169,406
PennyMac Mortgage Investment Trust REIT	21,816	363,019
Chimera Investment Corp. REIT	25,556	360,084
Two Harbors Investment Corp. REIT	29,428	250,138
Government Properties Income Trust REIT	14,009	237,172
BGC Partners, Inc. — Class A	26,003	236,237
Starwood Property Trust, Inc. REIT	11,376	231,274
Lexington Realty Trust REIT	25,611	219,998
New Residential Investment Corp. REIT	16,526	210,211
Senior Housing Properties Trust REIT	14,340	207,213
New York Community Bancorp, Inc.	12,525	205,410
Hospitality Properties Trust REIT	6,559	182,143
Chambers Street Properties REIT	23,209	174,532
EPR Properties REIT	3,081	172,659
Redwood Trust, Inc. REIT	12,416	171,092
Liberty Property Trust REIT	4,823	163,500
Omega Healthcare Investors, Inc. REIT	4,606	158,631
HCP, Inc. REIT	4,389	155,941
Colony Capital, Inc. — Class A REIT	7,617	155,844
Medical Properties Trust, Inc. REIT	12,842	154,232
GEO Group, Inc. REIT	5,059	148,330
CBL & Associates Properties, Inc. REIT	11,039	144,280
Washington Real Estate Investment Trust REIT	4,745	130,535
Corrections Corporation of America REIT	4,937	127,276
Sabra Health Care REIT, Inc. REIT	6,150	127,182
Total United States		10,073,150

United Kingdom – 13.6%
National Grid plc	121,265	1,689,958
Berkeley Group Holdings plc	32,052	1,549,241
Vodafone Group plc	406,142	1,370,988
Royal Dutch Shell plc — Class A	52,478	1,297,891
SSE plc	54,439	1,175,121
Amlin plc	33,714	334,694
Admiral Group plc	12,942	315,797
Total United Kingdom		7,733,690

Canada – 7.2%
Crescent Point Energy Corp.1	120,022	1,574,577
Whitecap Resources, Inc.1	142,609	1,226,203
Freehold Royalties Ltd.1	85,700	749,750
Artis Real Estate Investment Trust REIT1	20,769	209,772
Cominar Real Estate Investment Trust REIT	16,593	187,032
Smart Real Estate Investment Trust REIT	6,420	154,275
Total Canada		4,101,609

Italy – 4.9%
Snam SpA	253,111	1,285,825
Terna Rete Elettrica Nazionale SpA1	235,228	1,157,712
UnipolSai SpA	132,220	341,011
Total Italy		2,784,548

Finland – 4.3%
Fortum Oyj	90,322	1,318,339
Elisa Oyj	30,146	1,122,633
Total Finland		2,440,972

Turkey – 3.3%
Turkcell Iletisim Hizmetleri AS	226,678	865,689
Eregli Demir ve Celik Fabrikalari TAS	446,620	577,771
Turk Telekomunikasyon AS	214,078	441,929
Total Turkey		1,885,389

Cayman Islands – 3.2%
Evergrande Real Estate Group Ltd.	1,036,223	816,740
Agile Property Holdings Ltd.	719,799	385,344
Greentown China Holdings Ltd.1	358,465	362,074
Phoenix Group Holdings	20,924	288,197
Total Cayman Islands		1,852,355

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 177

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

	Shares	Value
COMMON STOCKS† – 98.3% (continued)
South Africa – 2.8%
Vodacom Group Ltd.1	36,882	$373,424
Kumba Iron Ore Ltd.1	117,749	367,374
Coronation Fund Managers Ltd.1	73,745	310,783
MMI Holdings Ltd.	141,957	232,920
Redefine Properties Ltd. REIT1	227,760	166,634
Growthpoint Properties Ltd. REIT	75,483	126,311
Total South Africa		1,577,446

New Zealand – 2.6%
Spark New Zealand Ltd.	673,434	1,479,937

Hong Kong – 2.2%
SJM Holdings Ltd.	1,723,000	1,264,697

Spain – 2.1%
Enagas S.A.	40,404	1,203,797

France – 2.1%
Electricite de France S.A.	58,746	875,139
Fonciere Des Regions REIT	1,761	156,137
ICADE REIT	2,157	152,133
Total France		1,183,409

Netherlands – 1.9%
BE Semiconductor Industries N.V.	45,635	984,673
Delta Lloyd N.V.	17,211	123,861
Total Netherlands		1,108,534

Germany – 1.9%
Freenet AG	31,391	1,056,274

Portugal – 1.7%
EDP – Energias de Portugal S.A. ADR	297,155	990,166

Denmark – 1.3%
TDC A/S	144,497	758,734

Thailand – 1.3%
BTS Group Holdings PCL	1,502,036	400,236
Intouch Holdings PCL — Class F	152,410	280,666
Intouch Holdings PCL	19,500	35,910
Total Thailand		716,812

Sweden – 0.8%
Swedbank AB — Class A	10,646	235,843
Ratos AB — Class B	39,922	227,966
Total Sweden		463,809

Switzerland – 0.8%
Swiss Re AG	2,448	233,500
Zurich Insurance Group AG	822	216,625
Total Switzerland		450,125

Colombia – 0.7%
Ecopetrol S.A. ADR1	49,493	415,246

Czech Republic – 0.6%
Komercni Banka AS	1,850	375,704

China – 0.5%
Bank of China Ltd. — Class H	611,424	271,325

Norway – 0.3%
Gjensidige Forsikring ASA	12,283	198,492

Singapore – 0.2%
Keppel REIT REIT	212,818	140,474
Total Common Stocks
(Cost $67,342,923)		56,080,355

PREFERRED STOCKS† – 0.9%
Brazil – 0.9%
Cia Energetica de Minas Gerais ADR	314,318	537,484
Total Preferred Stocks
(Cost $1,312,547)		537,484

SECURITIES LENDING COLLATERAL†,2 – 16.8%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1137%	9,574,017	9,574,017
Total Securities Lending Collateral
(Cost $9,574,017)		9,574,017
Total Investments – 116.1%
(Cost $78,229,487)		$66,191,856
Other Assets & Liabilities, net – (16.1)%		(9,160,427)
Total Net Assets – 100.0%		$57,031,429
†	Value determined based on Level 1 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2015 — See Note 2.
2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

See notes to financial statements.
178 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015
LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Country Diversification
% of Long-Term
Country	Investments
Australia	20.4%
United States	17.8%
United Kingdom	13.7%
Canada	7.2%
Italy	4.9%
Finland	4.3%
Turkey	3.3%
Cayman Islands	3.3%
South Africa	2.8%
New Zealand	2.6%
Hong Kong	2.2%
Spain	2.1%
France	2.1%
Netherlands	2.1%
Germany	1.9%
Portugal	1.7%
Denmark	1.3%
Thailand	1.3%
Brazil	0.9%
Sweden	0.8%
Switzerland	0.8%
Colombia	0.7%
Czech Republic	0.7%
China	0.5%
Norway	0.4%
Singapore	0.2%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	24.7%
Euro	19.0%
Australian Dollar	17.4%
Pound Sterling	11.9%
Canadian Dollar	7.2%
Turkish Lira	3.3%
Hong Kong Dollar	2.9%
South African Rand	2.8%
New Zealand Dollar	2.6%
Chinese Yuan	2.6%
Danish Krone	1.3%
Thai Baht	1.3%
Swedish Krona	0.8%
Swiss Franc	0.8%
Czech Republic Koruna	0.7%
Norwegian Krone	0.4%
Singapore Dollar	0.3%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund's net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Common Stocks	$56,080,355	$—	$—	$56,080,355
Preferred Stocks	537,484	—	—	537,484
Rights	—	—	—	—
Securities Lending Collateral	9,574,017	—	—	9,574,017
Total Assets	$66,191,856	$—	$—	$66,191,856
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 179

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2015

	Guggenheim	Guggenheim		Guggenheim		Guggenheim
	BulletShares	BulletShares		BulletShares		BulletShares
	2015 Corporate	2016 Corporate		2017 Corporate		2018 Corporate
	Bond ETF	Bond ETF		Bond ETF		Bond ETF
	(BSCF )	(BSCG	)	(BSCH	)	(BSCI	)
ASSETS:
Investments, at value — including securities on loan	$349,412,654	$708,225,583		$963,182,695		$773,204,115
Cash	16,465,023	1,767,761		2,571,293		1,463,417
Receivables:
Interest	539,107	6,018,548		7,971,706		6,506,956
Securities lending income	500	989		71		2,449
Total assets	366,417,284	716,012,881		973,725,765		781,176,937
LIABILITIES:
Payable for:
Upon return of securities loaned	2,134,778	4,538,616		1,087,680		8,432,585
Management fees	56,572	139,921		191,480		150,986
Total liabilities	2,191,350	4,678,537		1,279,160		8,583,571
NET ASSETS	$364,225,934	$711,334,344		$972,446,605		$772,593,366
NET ASSETS CONSIST OF:
Paid-in capital	$364,410,227	$709,079,513		$969,253,275		$772,647,138
Undistributed (distributions in excess of) net investment income	(16,796)	594,036		1,161,510		1,114,929
Accumulated net realized gain (loss) on investments	(171,729)	709,896		1,083,983		300,937
Net unrealized appreciation (depreciation) on investments	4,232	950,899		947,837		(1,469,638)
NET ASSETS	$364,225,934	$711,334,344		$972,446,605		$772,593,366
Shares outstanding ($0.01 par value with unlimited amount authorized)	16,800,000	32,100,000		42,900,000		36,600,000
Net asset value	$21.68	$22.16		$22.67		$21.11
Investments in securities, at cost	349,408,422	707,274,684		962,234,858		774,673,753
Securities on loan, at value	2,078,995	4,424,038		1,061,123		8,236,350

See notes to financial statements.
180 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2015

	Guggenheim		Guggenheim		Guggenheim	Guggenheim
	BulletShares		BulletShares		BulletShares	BulletShares
	2019 Corporate		2020 Corporate		2021 Corporate	2022 Corporate
	Bond ETF		Bond ETF		Bond ETF	Bond ETF
	(BSCJ	)	(BSCK	)	(BSCL )	(BSCM	)
ASSETS:
Investments, at value — including securities on loan	$431,652,982		$420,513,226		$211,877,071	$207,463,542
Cash	970,191		981,195		2,240,335	775,707
Receivables:
Interest	4,395,076		4,255,367		2,156,883	1,824,237
Securities lending income	2,981		5,916		1,340	421
Investments sold	—		2,053,620		—	—
Total assets	437,021,230		427,809,324		216,275,629	210,063,907
LIABILITIES:
Payable for:
Upon return of securities loaned	2,117,819		3,503,340		1,852,730	146,293
Management fees	83,622		82,324		40,995	40,884
Total liabilities	2,201,441		3,585,664		1,893,725	187,177
NET ASSETS	$434,819,789		$424,223,660		$214,381,904	$209,876,730
NET ASSETS CONSIST OF:
Paid-in capital	$435,100,786		$424,310,696		$215,842,451	$213,955,737
Undistributed net investment income	740,192		901,636		512,795	532,436
Accumulated net realized gain (loss) on investments	268,582		63,769		(24,638)	257,737
Net unrealized depreciation on investments	(1,289,771)		(1,052,441)		(1,948,704)	(4,869,180)
NET ASSETS	$434,819,789		$424,223,660		$214,381,904	$209,876,730
Shares outstanding ($0.01 par value with unlimited amount authorized)	20,700,000		20,100,000		10,350,000	10,200,000
Net asset value	$21.01		$21.11		$20.71	$20.58
Investments in securities, at cost	432,942,753		421,565,667		213,825,775	212,332,722
Securities on loan, at value	2,063,749		3,418,317		1,809,812	142,444

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 181

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2015

							Guggenheim
	Guggenheim		Guggenheim		Guggenheim		BulletShares
	BulletShares		BulletShares		BulletShares		2015 High Yield
	2023 Corporate		2024 Corporate		2025 Corporate		Corporate
	Bond ETF		Bond ETF		Bond ETF		Bond ETF
	(BSCN	)	(BSCO	)	(BSCP	)	(BSJF )
ASSETS:
Investments, at value — including securities on loan	$38,853,981		$62,784,474		$5,913,398		$420,724,100
Cash	279,438		291,023		102,236		34,283,344
Receivables:
Interest	364,368		560,207		52,842		1,554,338
Securities lending income	413		314		50		55
Investments sold	—		—		—		16,226,095
Total assets	39,498,200		63,636,018		6,068,526		472,787,932
LIABILITIES:
Payable for:
Upon return of securities loaned	140,600		246,936		68,800		—
Management fees	7,713		11,116		1,176		172,036
Fund shares redeemed	—		—		—		2,733,758
Line of credit fees	—		—		—		8,901
Total liabilities	148,313		258,052		69,976		2,914,695
NET ASSETS	$39,349,887		$63,377,966		$5,998,550		$469,873,237
NET ASSETS CONSIST OF:
Paid-in capital	$39,619,304		$64,715,992		$6,031,648		$487,968,125
Undistributed (distributions in excess of) net investment income	140,345		220,185		18,131		(1,313,939)
Accumulated net realized gain (loss) on investments	6,439		44,478		—		(12,811,773)
Net unrealized depreciation on investments	(416,201)		(1,602,689)		(51,229)		(3,969,176)
NET ASSETS	$39,349,887		$63,377,966		$5,998,550		$469,873,237
Shares outstanding ($0.01 par value with unlimited amount authorized)	1,950,000		3,150,000		300,000		18,200,000
Net asset value	$20.18		$20.12		$20.00		$25.82
Investments in securities, at cost	39,270,182		64,387,163		5,964,627		424,693,276
Securities on loan, at value	137,177		240,952		67,347		—

See notes to financial statements.
182 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2015

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2016 High Yield	2017 High Yield	2018 High Yield	2019 High Yield
	Corporate	Corporate	Corporate	Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSJG )	(BSJH )	(BSJI )	(BSJJ )
ASSETS:
Investments, at value — including securities on loan	$676,251,188	$596,542,719	$562,649,390	$192,637,263
Cash	27,582,977	5,629,907	16,592,002	2,888,375
Receivables:
Interest	13,136,139	11,094,947	8,924,043	3,486,884
Investments sold	2,503,901	—	835,140	—
Securities lending income	4,210	13,893	29,601	6,357
Fund shares sold	—	5,094,880	—	—
Total assets	719,478,415	618,376,346	589,030,176	199,018,879
LIABILITIES:
Payable for:
Investments purchased	8,364,625	1,631,250	14,210,563	279,480
Upon return of securities loaned	5,768,622	11,699,508	53,685,779	2,872,180
Management fees	244,043	209,024	173,238	68,986
Line of credit fees	9,422	7,502	5,804	2,067
Total liabilities	14,386,712	13,547,284	68,075,384	3,222,713
NET ASSETS	$705,091,703	$604,829,062	$520,954,792	$195,796,166
NET ASSETS CONSIST OF:
Paid-in capital	$723,245,432	$636,155,814	$558,928,728	$209,722,335
Undistributed net investment income	2,076,068	1,879,795	1,759,240	994,958
Accumulated net realized loss on investments	(17,098,701)	(7,612,465)	(4,276,624)	(869,135)
Net unrealized depreciation on investments	(3,131,096)	(25,594,082)	(35,456,552)	(14,051,992)
NET ASSETS	$705,091,703	$604,829,062	$520,954,792	$195,796,166
Shares outstanding ($0.01 par value with unlimited amount authorized)	27,000,000	23,800,000	21,400,000	8,300,000
Net asset value	$26.11	$25.41	$24.34	$23.59
Investments in securities, at cost	679,382,284	622,136,801	598,105,942	206,689,255
Securities on loan, at value	6,421,941	11,453,611	52,385,001	3,229,563

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 183

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2015

	Guggenheim	Guggenheim	Guggenheim		Guggenheim
	BulletShares	BulletShares	BulletShares		BulletShares
	2020 High Yield	2021 High Yield	2022 High Yield		2023 High Yield
	Corporate	Corporate	Corporate		Corporate
	Bond ETF	Bond ETF	Bond ETF		Bond ETF
	(BSJK )	(BSJL )	(BSJM	)	(BSJN	)
ASSETS:
Investments, at value — including securities on loan	$91,007,904	$23,105,589	$22,738,162		$5,034,410
Cash	793,535	247,426	320,199		84,045
Receivables:
Interest	1,410,318	397,372	379,931		62,011
Securities lending income	5,056	71	400		42
Total assets	93,216,813	23,750,458	23,438,692		5,180,508
LIABILITIES:
Payable for:
Upon return of securities loaned	4,282,030	144,000	84,800		164,000
Management fees	31,729	8,180	8,104		1,738
Line of credit fees	1,071	233	199		—
Total liabilities	4,314,830	152,413	93,103		165,738
NET ASSETS	$88,901,983	$23,598,045	$23,345,589		$5,014,770
NET ASSETS CONSIST OF:
Paid-in capital	$96,874,760	$24,815,047	$24,467,678		$5,055,439
Undistributed net investment income	437,218	114,843	109,352		23,052
Accumulated net realized gain (loss) on investments	(753,625)	(120,845)	24,859		—
Net unrealized depreciation on investments	(7,656,370)	(1,211,000)	(1,256,300)		(63,721)
NET ASSETS	$88,901,983	$23,598,045	$23,345,589		$5,014,770
Shares outstanding ($0.01 par value with unlimited amount authorized)	3,800,000	1,000,000	1,000,000		200,000
Net asset value	$23.40	$23.60	$23.35		$25.07
Investments in securities, at cost	98,664,274	24,316,589	23,994,462		5,098,131
Securities on loan, at value	4,658,783	141,169	82,500		160,129

See notes to financial statements.
184 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2015

	Guggenheim	Guggenheim S&P
	Enhanced Short	Global Dividend
	Duration ETF	Opportunities
	(GSY )	Index ETF (LVL )
ASSETS:
Investments, at value — including securities on loan	$402,306,457	$66,191,856
Repurchase agreements, at value	101,780,000	—
Foreign currency, at value	—	149,914
Cash	—	59,099
Prepaid expenses	—	3,939
Receivables:
Interest	825,952	—
Securities lending income	75	15,868
Dividends	—	243,586
Tax reclaims	—	78,896
Total assets	504,912,484	66,743,158
LIABILITIES:
Payable for:
Management fees	116,507	30,932
Due to custodian	12,955	—
Administration fees	9,592	1,322
Upon return of securities loaned	—	9,574,017
Other fees	91,314	105,458
Total liabilities	230,368	9,711,729
NET ASSETS	$504,682,116	$57,031,429
NET ASSETS CONSIST OF:
Paid-in capital	$505,914,267	$106,241,940
Undistributed net investment income	1,080,508	127,715
Accumulated net realized loss on investments	(1,817,392)	(37,288,054)
Net unrealized depreciation on investments	(495,267)	(12,050,172)
NET ASSETS	$504,682,116	$57,031,429
Shares outstanding ($0.01 par value with unlimited amount authorized)	10,100,000	6,240,000
Net asset value	$49.97	$9.14
Investments in securities, at cost	504,581,724	78,229,487
Foreign currency, at cost	—	151,711
Securities on loan, at value	—	9,188,665

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 185

STATEMENT OF OPERATIONS (Unaudited)	November 30, 2015
For the Six Months ended November 30, 2015

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2015 Corporate	2016 Corporate	2017 Corporate	2018 Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSCF )	(BSCG )	(BSCH )	(BSCI )
INVESTMENT INCOME:
Interest	$1,212,826	$4,309,794	$7,466,507	$6,609,761
Income from securities lending	6,475	3,474	2,150	9,359
Total investment income	1,219,301	4,313,268	7,468,657	6,619,120
EXPENSES:
Management fees	480,747	845,721	1,099,394	838,115
Total expenses	480,747	845,721	1,099,394	838,115
Less:
Expenses waived by advisor	(16,104)	—	—	—
Net expenses	464,643	845,721	1,099,394	838,115
Net investment income	754,658	3,467,547	6,369,263	5,781,005
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(199,426)	234,022	359,064	245,510
In-kind transactions	(15,634)	227,684	171,852	—
Net realized gain (loss)	(215,060)	461,706	530,916	245,510
Net change in unrealized appreciation (depreciation) on:
Investments	(315,278)	(1,792,181)	(5,092,431)	(5,518,311)
Net realized and unrealized loss	(530,338)	(1,330,475)	(4,561,515)	(5,272,801)
Net increase in net assets resulting from operations	$224,320	$2,137,072	$1,807,748	$508,204

See notes to financial statements.
186 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2015
For the Six Months ended November 30, 2015

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2019 Corporate	2020 Corporate	2021 Corporate	2022 Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSCJ )	(BSCK )	(BSCL )	(BSCM )
INVESTMENT INCOME:
Interest	$4,317,031	$4,938,504	$2,712,677	$2,996,027
Income from securities lending	18,515	33,913	8,185	3,076
Total investment income	4,335,546	4,972,417	2,720,862	2,999,103
EXPENSES:
Management fees	457,620	440,318	218,836	229,085
Total expenses	457,620	440,318	218,836	229,085
Net investment income	3,877,926	4,532,099	2,502,026	2,770,018
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	175,672	217,678	33,280	(78,917)
In-kind transactions	—	—	—	324,647
Net realized gain	175,672	217,678	33,280	245,730
Net change in unrealized appreciation (depreciation) on:
Investments	(3,363,789)	(4,818,445)	(3,458,069)	(4,758,980)
Net realized and unrealized loss	(3,188,117)	(4,600,767)	(3,424,789)	(4,513,250)
Net increase (decrease) in net assets resulting from operations	$689,809	$(68,668)	$(922,763)	$(1,743,232)

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 187

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2015
For the Six Months ended November 30, 2015

					Guggenheim
	Guggenheim	Guggenheim	Guggenheim		BulletShares
	BulletShares	BulletShares	BulletShares		2015 High Yield
	2023 Corporate	2024 Corporate	2025 Corporate		Corporate
	Bond ETF	Bond ETF	Bond ETF		Bond ETF
	(BSCN )	(BSCO )	(BSCP	)1	(BSJF )
INVESTMENT INCOME:
Interest	$457,995	$845,994	$28,319		$5,893,470
Income from securities lending	909	2,848	50		12,531
Total investment income	458,904	849,842	28,369		5,906,001
EXPENSES:
Management fees	22,571	41,157	1,988		1,208,880
Line of credit fee	—	—	—		10,074
Total expenses	22,571	41,157	1,988		1,218,954
Less:
Expenses waived and reimbursed by advisor	(31,578)	(63,031)	—		—
Net expenses	(9,007)	(21,874)	1,988		1,218,954
Net investment income	467,911	871,716	26,381		4,687,047
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,632	(20,002)	—		(1,656,070)
In-kind transactions	—	—	—		(588,111)
Net realized gain (loss)	5,632	(20,002)	—		(2,244,181)
Net change in unrealized appreciation (depreciation) on:
Investments	(448,925)	(1,017,028)	(51,229)		(5,628,098)
Net realized and unrealized loss	(443,293)	(1,037,030)	(51,229)		(7,872,279)
Net increase (decrease) in net assets resulting from operations	$24,618	$(165,314)	$(24,848)		$(3,185,232)

1	Commencement of investment operations on October 7, 2015.

See notes to financial statements.
188 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2015
For the Six Months ended November 30, 2015

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2016 High Yield	2017 High Yield	2018 High Yield	2019 High Yield
	Corporate	Corporate	Corporate	Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSJG )	(BSJH )	(BSJI )	(BSJJ )
INVESTMENT INCOME:
Interest	$13,279,022	$11,955,990	$11,507,080	$4,783,478
Income from securities lending	53,340	97,874	139,244	38,783
Total investment income	13,332,362	12,053,864	11,646,324	4,822,261
EXPENSES:
Management fees	1,553,049	1,191,628	948,787	362,206
Line of credit fee	12,942	9,930	7,907	3,018
Total expenses	1,565,991	1,201,558	956,694	365,224
Net investment income	11,766,371	10,852,306	10,689,630	4,457,037
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,100,560	(5,102,129)	(3,078,533)	(520,421)
In-kind transactions	186,490	(293,317)	(359,614)	(261,650)
Net realized gain (loss)	2,287,050	(5,395,446)	(3,438,147)	(782,071)
Net change in unrealized appreciation (depreciation) on:
Investments	(10,509,488)	(19,727,820)	(29,207,840)	(11,992,473)
Net realized and unrealized loss	(8,222,438)	(25,123,266)	(32,645,987)	(12,774,544)
Net increase (decrease) in net assets resulting from operations	$3,543,933	$(14,270,960)	$(21,956,357)	$(8,317,507)

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 189

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2015
For the Six Months ended November 30, 2015

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2020 High Yield	2021 High Yield	2022 High Yield	2023 High Yield
	Corporate	Corporate	Corporate	Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSJK )	(BSJL )	(BSJM )	(BSJN	)1
INVESTMENT INCOME:
Interest	$2,351,613	$638,249	$508,951	$33,340
Income from securities lending	19,840	394	1,856	42
Total investment income	2,371,453	638,643	510,807	33,382
EXPENSES:
Management fees	175,115	48,522	38,822	2,730
Line of credit fee	1,459	404	324	—
Total expenses	176,574	48,926	39,146	2,730
Net investment income	2,194,879	589,717	471,661	30,652
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(130,916)	(123,333)	19,809	—
In-kind transactions	(414,671)	—	—	—
Net realized gain (loss)	(545,587)	(123,333)	19,809	—
Net change in unrealized appreciation (depreciation) on:
Investments	(7,301,985)	(1,300,935)	(1,309,050)	(63,721)
Net realized and unrealized loss	(7,847,572)	(1,424,268)	(1,289,241)	(63,721)
Net decrease in net assets resulting from operations	$(5,652,693)	$(834,551)	$(817,580)	$(33,069)

1	Commencement of investment operations October 7, 2015.

See notes to financial statements.
190 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2015
For the Six Months ended November 30, 2015

	Guggenheim	Guggenheim S&P
	Enhanced Short	Global Dividend
	Duration ETF	Opportunities
	(GSY )	Index ETF (LVL )
INVESTMENT INCOME:
Interest	$3,303,073	$—
Income from securities lending	1,411	83,652
Dividends, net of foreign taxes withheld*	—	1,817,323
Total investment income	3,304,484	1,900,975
EXPENSES:
Management fees	486,578	161,558
Administration fees	55,816	8,886
Custodian fees	50,507	27,585
Professional fees	17,868	15,254
Printing fees	13,326	4,665
Line of credit fee	8,523	—
Trustees' fees and expenses**	7,064	3,206
Registration and filings	3,750	2,500
Insurance	1,445	1,031
Licensing fees	—	16,156
Other fees	8,945	7,944
Total expenses	653,822	248,785
Less:
Expenses waived by advisor	—	(38,760)
Net expenses	653,822	210,025
Net investment income	2,650,662	1,690,950
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	112,927	(9,460,228)
In-kind transactions	—	(217,839)
Foreign currency transactions	—	(74,782)
Net realized gain (loss)	112,927	(9,752,849)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,668,919)	(6,897,649)
Foreign currency translations	—	(3,140)
Net change in unrealized appreciation (depreciation)	(1,668,919)	(6,900,789)
Net realized and unrealized loss	(1,555,992)	(16,653,638)
Net increase (decrease) in net assets resulting from operations	$1,094,670	$(14,962,688)
* Foreign taxes withheld	$—	$91,890

** Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 191

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2015

	Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)		Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)
	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$754,658	$4,484,942	$3,467,547	$7,364,216
Net realized gain (loss) on investments	(215,060)	909,136	461,706	1,137,172
Net change in unrealized appreciation (depreciation) on investments	(315,278)	(3,916,267)	(1,792,181)	(5,094,509)
Net increase in net assets resulting from operations	224,320	1,477,811	2,137,072	3,406,879
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(997,905)	(4,709,205)	(3,502,695)	(7,369,545)
Capital gains	—	(273,540)	—	(449,160)
Total distributions to shareholders	(997,905)	(4,982,745)	(3,502,695)	(7,818,705)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	150,499,006	106,639,392	63,548,781
Cost of shares redeemed	(97,648,624)	(257,656,120)	(39,904,413)	(36,634,281)
Net increase (decrease) in net assets resulting from share transactions	(97,648,624)	(107,157,114)	66,734,979	26,914,500
Net increase (decrease) in net assets	(98,422,209)	(110,662,048)	65,369,356	22,502,674
NET ASSETS:
Beginning of period	462,648,143	573,310,191	645,964,988	623,462,314
End of period	$364,225,934	$462,648,143	$711,334,344	$645,964,988
Undistributed (distributions in excess of) net investment income at end of period	$(16,796)	$226,451	$594,036	$629,121
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	6,900,000	4,800,000	2,850,000
Shares redeemed	(4,500,000)	(11,850,000)	(1,800,000)	(1,650,000)
Net increase (decrease) in shares	(4,500,000)	(4,950,000)	3,000,000	1,200,000

See notes to financial statements.
192 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2015

	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)		Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI)
	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,369,263	$10,815,605	$5,781,005	$7,826,316
Net realized gain on investments	530,916	1,173,480	245,510	260,684
Net change in unrealized appreciation (depreciation) on investments	(5,092,431)	(3,888,558)	(5,518,311)	269,030
Net increase in net assets resulting from operations	1,807,748	8,100,527	508,204	8,356,030
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,210,810)	(10,650,660)	(5,488,815)	(7,534,260)
Capital gains	—	(446,265)	—	(206,625)
Total distributions to shareholders	(6,210,810)	(11,096,925)	(5,488,815)	(7,740,885)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	194,353,336	184,771,051	219,364,723	210,134,361
Cost of shares redeemed	(13,605,335)	(10,244,461)	—	—
Net increase in net assets resulting from share transactions	180,748,001	174,526,590	219,364,723	210,134,361
Net increase in net assets	176,344,939	171,530,192	214,384,112	210,749,506
NET ASSETS:
Beginning of period	796,101,666	624,571,474	558,209,254	347,459,748
End of period	$972,446,605	$796,101,666	$772,593,366	$558,209,254
Undistributed net investment income at end of period	$1,161,510	$1,003,057	$1,114,929	$822,739
CHANGES IN SHARES OUTSTANDING:
Shares sold	8,550,000	8,100,000	10,350,000	9,900,000
Shares redeemed	(600,000)	(450,000)	—	—
Net increase in shares	7,950,000	7,650,000	10,350,000	9,900,000

See notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2015

	Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ)		Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK)
	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,877,926	$4,917,239	$4,532,099	$5,275,731
Net realized gain (loss) on investments	175,672	254,827	217,678	(124,620)
Net change in unrealized appreciation (depreciation) on investments	(3,363,789)	12,645	(4,818,445)	1,576,972
Net increase (decrease) in net assets resulting from operations	689,809	5,184,711	(68,668)	6,728,083
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,734,745)	(4,593,720)	(4,306,200)	(4,890,345)
Capital gains	—	(155,400)	—	—
Total distributions to shareholders	(3,734,745)	(4,749,120)	(4,306,200)	(4,890,345)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	94,786,665	193,550,767	117,510,675	188,217,737
Net increase in net assets resulting from share transactions	94,786,665	193,550,767	117,510,675	188,217,737
Net increase in net assets	91,741,729	193,986,358	113,135,807	190,055,475
NET ASSETS:
Beginning of period	343,078,060	149,091,702	311,087,853	121,032,378
End of period	$434,819,789	$343,078,060	$424,223,660	$311,087,853
Undistributed net investment income at end of period	$740,192	$597,011	$901,636	$675,737
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,500,000	9,150,000	5,550,000	8,850,000
Net increase in shares	4,500,000	9,150,000	5,550,000	8,850,000

See notes to financial statements.
194 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2015

	Guggenheim BulletShares 2021 Corporate Bond ETF (BSCL)		Guggenheim BulletShares 2022 Corporate Bond ETF (BSCM)
	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,502,026	$2,620,297	$2,770,018	$2,541,716
Net realized gain (loss) on investments	33,280	(57,918)	245,730	130,599
Net change in unrealized appreciation (depreciation) on investments	(3,458,069)	244,287	(4,758,980)	(1,160,580)
Net increase (decrease) in net assets resulting from operations	(922,763)	2,806,666	(1,743,232)	1,511,735
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,374,755)	(2,371,785)	(2,767,860)	(2,116,695)
Capital gains	—	—	—	(11,340)
Total distributions to shareholders	(2,374,755)	(2,371,785)	(2,767,860)	(2,128,035)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	53,003,265	117,093,037	43,352,525	180,705,816
Cost of shares redeemed	—	—	(40,316,210)	(3,149,184)
Net increase in net assets resulting from share transactions	53,003,265	117,093,037	3,036,315	177,556,632
Net increase (decrease) in net assets	49,705,747	117,527,918	(1,474,777)	176,940,332
NET ASSETS:
Beginning of period	164,676,157	47,148,239	211,351,507	34,411,175
End of period	$214,381,904	$164,676,157	$209,876,730	$211,351,507
Undistributed net investment income at end of period	$512,795	$385,524	$532,436	$530,278
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,550,000	5,550,000	2,100,000	8,550,000
Shares redeemed	—	—	(1,950,000)	(150,000)
Net increase in shares	2,550,000	5,550,000	150,000	8,400,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 195

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2015

	Guggenheim BulletShares 2023 Corporate Bond ETF (BSCN)		Guggenheim BulletShares 2024 Corporate Bond ETF (BSCO)
	Period Ended November 30, 2015 (Unaudited)	Period from September 17, 2014a to May 31, 2015	Period Ended November 30, 2015 (Unaudited)	Period from September 17, 2014a to May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$467,911	$269,419	$871,716	$519,054
Net realized gain (loss) on investments	5,632	852	(20,002)	58,090
Net change in unrealized appreciation (depreciation) on investments	(448,925)	32,724	(1,017,028)	(585,661)
Net increase (decrease) in net assets resulting from operations	24,618	302,995	(165,314)	(8,517)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(376,845)	(220,140)	(781,260)	(389,325)
Capital gains	—	(45)	—	—
Total distributions to shareholders	(376,845)	(220,185)	(781,260)	(389,325)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	21,201,498	18,417,806	18,152,141	55,801,308
Cost of shares redeemed	—	—	—	(9,231,067)
Net increase in net assets resulting from share transactions	21,201,498	18,417,806	18,152,141	46,570,241
Net increase in net assets	20,849,271	18,500,616	17,205,567	46,172,399
NET ASSETS:
Beginning of period	18,500,616	—	46,172,399	—
End of period	$39,349,887	$18,500,616	$63,377,966	$46,172,399
Undistributed net investment income at end of period	$140,345	$49,279	$220,185	$129,729
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,050,000	900,000	900,000	2,700,000
Shares redeemed	—	—	—	(450,000)
Net increase in shares	1,050,000	900,000	900,000	2,250,000
a Commencement of operations

See notes to financial statements.
196 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2015

	Guggenheim BulletShares 2025 Corporate Bond ETF (BSCP)	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)
	Period from October 7, 2015a to November 30, 2015 (Unaudited)	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$26,381	$4,687,047	$32,379,368
Net realized loss on investments	—	(2,244,181)	(10,138,175)
Net change in unrealized appreciation (depreciation) on investments	(51,229)	(5,628,098)	(11,320,752)
Net increase (decrease) in net assets resulting from operations	(24,848)	(3,185,232)	10,920,441
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,250)	(6,123,500)	(33,439,500)
Capital gains	—	—	(3,301,460)
Total distributions to shareholders	(8,250)	(6,123,500)	(36,740,960)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	6,031,648	—	76,740,773
Cost of shares redeemed	—	(278,826,458)	(270,318,272)
Net increase (decrease) in net assets resulting from share transactions	6,031,648	(278,826,458)	(193,577,499)
Net increase (decrease) in net assets	5,998,550	(288,135,190)	(219,398,018)
NET ASSETS:
Beginning of period	—	758,008,427	977,406,445
End of period	$5,998,550	$469,873,237	$758,008,427
Undistributed (distributions in excess of) net investment income at end of period	$18,131	$(1,313,939)	$122,514
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	—	2,900,000
Shares redeemed	—	(10,700,000)	(10,300,000)
Net increase (decrease) in shares	300,000	(10,700,000)	(7,400,000)

a	Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 197

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2015

	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG)		Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)
	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,766,371	$26,009,711	$10,852,306	$16,454,430
Net realized gain (loss) on investments	2,287,050	(18,325,747)	(5,395,446)	(2,212,438)
Net change in unrealized appreciation (depreciation) on investments	(10,509,488)	(1,526,077)	(19,727,820)	(9,912,598)
Net increase (decrease) in net assets resulting from operations	3,543,933	6,157,887	(14,270,960)	4,329,394
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,468,160)	(25,249,180)	(10,699,940)	(15,925,930)
Capital gains	—	(799,800)	—	(747,450)
Total distributions to shareholders	(12,468,160)	(26,048,980)	(10,699,940)	(16,673,380)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	5,275,137	252,136,775	127,268,667	199,768,943
Cost of shares redeemed	(83,644,854)	(40,184,041)	(20,542,237)	(7,790,985)
Net increase (decrease) in net assets resulting from share transactions	(78,369,717)	211,952,734	106,726,430	191,977,958
Net increase (decrease) in net assets	(87,293,944)	192,061,641	81,755,530	179,633,972
NET ASSETS:
Beginning of period	792,385,647	600,324,006	523,073,532	343,439,560
End of period	$705,091,703	$792,385,647	$604,829,062	$523,073,532
Undistributed net investment income at end of period	$2,076,068	$2,777,857	$1,879,795	$1,727,429
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	9,500,000	4,900,000	7,500,000
Shares redeemed	(3,200,000)	(1,500,000)	(800,000)	(300,000)
Net increase (decrease) in shares	(3,000,000)	8,000,000	4,100,000	7,200,000

See notes to financial statements.
198 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2015

	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)		Guggenheim BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)
	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,689,630	$13,387,239	$4,457,037	$4,491,791
Net realized loss on investments	(3,438,147)	(838,477)	(782,071)	(87,064)
Net change in unrealized appreciation (depreciation) on investments	(29,207,840)	(9,968,973)	(11,992,473)	(2,673,627)
Net increase (decrease) in net assets resulting from operations	(21,956,357)	2,579,789	(8,317,507)	1,731,100
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,055,090)	(12,941,580)	(4,171,390)	(4,058,830)
Capital gains	—	(1,295,320)	—	—
Total distributions to shareholders	(10,055,090)	(14,236,900)	(4,171,390)	(4,058,830)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	160,743,652	176,230,936	68,210,016	99,362,062
Cost of shares redeemed	(9,820,965)	—	(7,115,087)	—
Net increase in net assets resulting from share transactions	150,922,687	176,230,936	61,094,929	99,362,062
Net increase in net assets	118,911,240	164,573,825	48,606,032	97,034,332
NET ASSETS:
Beginning of period	402,043,552	237,469,727	147,190,134	50,155,802
End of period	$520,954,792	$402,043,552	$195,796,166	$147,190,134
Undistributed net investment income at end of period	$1,759,240	$1,124,700	$994,958	$709,311
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,400,000	6,700,000	2,800,000	3,900,000
Shares redeemed	(400,000)	—	(300,000)	—
Net increase in shares	6,000,000	6,700,000	2,500,000	3,900,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 199

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2015

	Guggenheim BulletShares 2020 High Yield Corporate Bond ETF (BSJK)		Guggenheim BulletShares 2021 High Yield Corporate Bond ETF (BSJL)
	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Period Ended November 30, 2015 (Unaudited)	Period from September 17, 2014a to May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,194,879	$2,257,539	$589,717	$477,933
Net realized gain (loss) on investments	(545,587)	(207,491)	(123,333)	2,488
Net change in unrealized appreciation (depreciation) on investments	(7,301,985)	(840,030)	(1,300,935)	89,935
Net increase (decrease) in net assets resulting from operations	(5,652,693)	1,210,018	(834,551)	570,356
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,052,470)	(2,066,350)	(566,520)	(386,410)
Capital gains	—	(44,460)	—	—
Total distributions to shareholders	(2,052,470)	(2,110,810)	(566,520)	(386,410)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	32,018,909	41,139,093	4,926,587	19,888,583
Cost of shares redeemed	(4,725,285)	—	—	—
Net increase in net assets resulting from share transactions	27,293,624	41,139,093	4,926,587	19,888,583
Net increase in net assets	19,588,461	40,238,301	3,525,516	20,072,529
NET ASSETS:
Beginning of period	69,313,522	29,075,221	20,072,529	—
End of period	$88,901,983	$69,313,522	$23,598,045	$20,072,529
Undistributed net investment income at end of period	$437,218	$294,809	$114,843	$91,646
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,300,000	1,600,000	200,000	800,000
Shares redeemed	(200,000)	—	—	—
Net increase in shares	1,100,000	1,600,000	200,000	800,000

a	Commencement of operations

See notes to financial statements.
200 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2015

	Guggenheim BulletShares 2022 High Yield Corporate Bond ETF (BSJM)		Guggenheim BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
	Period Ended November 30, 2015 (Unaudited)	Period from September 17, 2014a to May 31, 2015	Period from October 7, 2015a to November 30, 2015 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$471,661	$378,131	$30,652
Net realized gain on investments	19,809	5,050	—
Net change in unrealized appreciation (depreciation) on investments	(1,309,050)	52,750	(63,721)
Net increase (decrease) in net assets resulting from operations	(817,580)	435,931	(33,069)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(427,070)	(313,370)	(7,600)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	9,460,191	15,007,487	5,055,439
Net increase in net assets resulting from share transactions	9,460,191	15,007,487	5,055,439
Net increase in net assets	8,215,541	15,130,048	5,014,770
NET ASSETS:
Beginning of period	15,130,048	—	—
End of period	$23,345,589	$15,130,048	$5,014,770
Undistributed net investment income at end of period	$109,352	$64,761	$23,052
CHANGES IN SHARES OUTSTANDING:
Shares sold	400,000	600,000	100,000
Net increase in shares	400,000	600,000	100,000

a	Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 201

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2015

	Guggenheim Enhanced Short Duration ETF (GSY)		Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)
	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Period Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,650,662	$7,003,165	$1,690,950	$4,602,108
Net realized gain (loss) on investments	112,927	(1,477,812)	(9,752,849)	(4,378,175)
Net change in unrealized appreciation (depreciation) on investments	(1,668,919)	(646,949)	(6,900,789)	(11,835,555)
Net increase (decrease) in net assets resulting from operations	1,094,670	4,878,404	(14,962,688)	(11,611,622)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,365,080)	(7,771,580)	(2,344,192)	(5,097,168)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	200,088,879	170,352,554	3,236,026	29,212,300
Cost of shares redeemed	(135,048,947)	(435,804,947)	(5,189,366)	(35,985,729)
Net increase (decrease) in net assets resulting from share transactions	65,039,932	(265,452,393)	(1,953,340)	(6,773,429)
Net increase (decrease) in net assets	63,769,522	(268,345,569)	(19,260,220)	(23,482,219)
NET ASSETS:
Beginning of period	440,912,594	709,258,163	76,291,649	99,773,868
End of period	$504,682,116	$440,912,594	$57,031,429	$76,291,649
Undistributed net investment income at end of period	$1,080,508	$794,926	$127,715	$980,975
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,000,000	3,400,000	320,000	2,080,000
Shares redeemed	(2,700,000)	(8,700,000)	(560,000)	(2,720,000)
Net increase (decrease) in shares	1,300,000	(5,300,000)	(240,000)	(640,000)

See notes to financial statements.
202 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	November 30, 2015
BSCF Guggenheim BulletShares 2015 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November 30, 2015		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014		May 31, 2013	May 31, 2012	May 31, 2011 (a)
Per Share Data:
Net asset value, beginning of period	$21.72		$21.84	$21.80		$21.35	$21.23	$20.14
Income from investment operations:
Net investment income(b)	0.04		0.17	0.24		0.39	0.51	0.56
Net gain (loss) on investments (realized and unrealized)		(0.03)	(0.11)	0.05		0.48	0.11	1.00
Total from investment operations	0.01		0.06	0.29		0.87	0.62	1.56
Less distributions from:
Net investment income		(0.05)	(0.17)	(0.25)		(0.40)	(0.50)	(0.47)
Capital gains	—		(0.01)	(0.00	)(e)	(0.02)	—	—
Total distributions to shareholders		(0.05)	(0.18)	(0.25)		(0.42)	(0.50)	(0.47)
Net asset value, end of period	$21.68		$21.72	$21.84		$21.80	$21.35	$21.23
Market value, end of period	$21.64		$21.66	$21.90		$21.86	$21.39	$21.37
Total Return(c)
Net asset value		0.06%	0.29%	1.34%		4.10%	2.99%	7.81%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$364,226		$462,648	$573,310		$248,488	$121,717	$35,037
Ratio to average net assets of:
Net investment income	0.38	%(f)	0.77%	1.11%		1.81%	2.42%	2.77%
Total expenses	0.24	%(f)	0.24%	0.25%		0.24%	0.24%	0.24%
Net expenses	0.23	%(f)	0.24%	0.25%		0.24%	0.24%	0.24%
Portfolio turnover rate(d)	0	%(g)	3%	3%		3%	1%	3%

(a)	Since commencement of operations: June 7, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.
(g)	Amount is less than 0.5%.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 203

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November 30, 2015		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011 (a)
Per Share Data:
Net asset value, beginning of period	$22.20		$22.35	$22.21	$21.66	$21.38	$20.13
Income from investment operations:
Net investment income(b)	0.11		0.25	0.31	0.46	0.58	0.66
Net gain (loss) on investments (realized and unrealized)		(0.04)	(0.13)	0.15	0.58	0.28	1.16
Total from investment operations	0.07		0.12	0.46	1.04	0.86	1.82
Less distributions from:
Net investment income		(0.11)	(0.25)	(0.31)	(0.47)	(0.58)	(0.57)
Capital gains	—		(0.02)	(0.01)	(0.02)	—	—
Total distributions to shareholders		(0.11)	(0.27)	(0.32)	(0.49)	(0.58)	(0.57)
Net asset value, end of period	$22.16		$22.20	$22.35	$22.21	$21.66	$21.38
Market value, end of period	$22.18		$22.22	$22.40	$22.28	$21.70	$21.48
Total Return(c)
Net asset value		0.32%	0.54%	2.07%	4.82%	4.10%	9.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$711,334		$645,965	$623,462	$233,176	$116,979	$28,857
Ratio to average net assets of:
Net investment income	0.98	%(e)	1.14%	1.38%	2.07%	2.72%	3.24%
Total expenses	0.24	%(e)	0.24%	0.25%	0.24%	0.24%	0.24%
Portfolio turnover rate(d)		11%	17%	3%	4%	5%	4%

(a)	Since commencement of operations: June 7, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
204 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011 (a)
Per Share Data:
Net asset value, beginning of period	$22.78		$22.88	$22.66	$21.90	$21.59	$20.19
Income from investment operations:
Net investment income(b)	0.16		0.34	0.41	0.52	0.70	0.75
Net gain (loss) on investments (realized and unrealized)	(0.11)		(0.09)	0.23	0.78	0.30	1.30
Total from investment operations	0.05		0.25	0.64	1.30	1.00	2.05
Less distributions from:
Net investment income	(0.16)		(0.34)	(0.41)	(0.52)	(0.69)	(0.65)
Capital gains	—		(0.01)	(0.01)	(0.02)	—	—
Total distributions to shareholders	(0.16)		(0.35)	(0.42)	(0.54)	(0.69)	(0.65)
Net asset value, end of period	$22.67		$22.78	$22.88	$22.66	$21.90	$21.59
Market value, end of period	$22.65		$22.78	$22.95	$22.71	$21.93	$21.62
Total Return(c)
Net asset value	0.21%		1.14%	2.85%	5.98%	4.76%	10.30%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$972,447		$796,102	$624,571	$261,758	$114,965	$29,145
Ratio to average net assets of:
Net investment income	1.39	%(e)	1.52%	1.82%	2.28%	3.24%	3.62%
Total expenses	0.24	%(e)	0.24%	0.25%	0.24%	0.24%	0.24%
Portfolio turnover rate(d)	4%		8%	1%	3%	3%	3%

(a)	Since commencement of operations: June 7, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 205

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014		May 31, 2013	May 31, 2012	(a)
Per Share Data:
Net asset value, beginning of period	$21.27		$21.25	$20.98		$20.04	$19.98
Income from investment operations:
Net investment income(b)	0.17		0.37	0.38		0.40	0.09
Net gain (loss) on investments (realized and unrealized)	(0.16)		0.02	0.25		0.94	(0.00	)(e)
Total from investment operations	0.01		0.39	0.63		1.34	0.09
Less distributions from:
Net investment income	(0.17)		(0.36)	(0.36)		(0.40)	(0.03)
Capital gains	—		(0.01)	(0.00	)(e)	—	—
Total distributions to shareholders	(0.17)		(0.37)	(0.36)		(0.40)	(0.03)
Net asset value, end of period	$21.11		$21.27	$21.25		$20.98	$20.04
Market value, end of period	$21.17		$21.32	$21.30		$21.04	$20.13
Total Return(c)
Net asset value	0.05%		1.88%	3.04%		6.73%	0.44%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$772,593		$558,209	$347,460		$91,264	$6,011
Ratio to average net assets of:
Net investment income	1.66	%(f)	1.75%	1.85%		1.90%	2.53%
Total expenses	0.24	%(f)	0.24%	0.25%		0.24%	0.24%
Portfolio turnover rate(d)	2%		5%	1%		5%	2%

(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.

See notes to financial statements.
206 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014	May 31, 2013		May 31, 2012 (a)
Per Share Data:
Net asset value, beginning of period	$21.18		$21.15	$20.94	$20.27		$19.97
Income from investment operations:
Net investment income(b)	0.21		0.44	0.45	0.47		0.10
Net gain (loss) on investments (realized and unrealized)	(0.17)		0.03	0.19	0.70		0.24
Total from investment operations	0.04		0.47	0.64	1.17		0.34
Less distributions from:
Net investment income	(0.21)		(0.43)	(0.42)	(0.50)		(0.04)
Capital gains	—		(0.01)	(0.01)	(0.00	)(e)	—
Total distributions to shareholders	(0.21)		(0.44)	(0.43)	(0.50)		(0.04)
Net asset value, end of period	$21.01		$21.18	$21.15	$20.94		$20.27
Market value, end of period	$21.04		$21.21	$21.18	$20.98		$20.14
Total Return(c)
Net asset value	0.19%		2.27%	3.13%	5.85%		1.71%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$434,820		$343,078	$149,092	$56,529		$9,119
Ratio to average net assets of:
Net investment income	2.03	%(f)	2.11%	2.19%	2.26%		2.88%
Total expenses	0.24	%(f)	0.24%	0.25%	0.24%		0.24%
Portfolio turnover rate(d)	3%		5%	1%	4%		0%

(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 207

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014		May 31, 2013	May 31, 2012 (a)
Per Share Data:
Net asset value, beginning of period	$21.38		$21.23	$20.94		$20.33	$19.99
Income from investment operations:
Net investment income(b)	0.26		0.55	0.57		0.59	0.11
Net gain (loss) on investments (realized and unrealized)	(0.28)		0.13	0.25		0.66	0.28
Total from investment operations	(0.02)		0.68	0.82		1.25	0.39
Less distributions from:
Net investment income	(0.25)		(0.53)	(0.53)		(0.60)	(0.05)
Capital gains	—		—	(0.00	)(e)	(0.04)	—
Total distributions to shareholders	(0.25)		(0.53)	(0.53)		(0.64)	(0.05)
Net asset value, end of period	$21.11		$21.38	$21.23		$20.94	$20.33
Market value, end of period	$21.16		$21.44	$21.23		$20.89	$20.32
Total Return(c)
Net asset value	-0.07%		3.28%	4.02%		6.16%	1.93%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$424,224		$311,088	$121,032		$47,123	$9,148
Ratio to average net assets of:
Net investment income	2.47	%(f)	2.60%	2.75%		2.83%	3.06%
Total expenses	0.24	%(f)	0.24%	0.25%		0.24%	0.24%
Portfolio turnover rate(d)	4%		4%	1%		5%	0%

(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.

See notes to financial statements.
208 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended	Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014 (a)
Per Share Data:
Net asset value, beginning of period	$21.11		$20.95	$19.96
Income from investment operations:
Net investment income(b)	0.28		0.59	0.56
Net gain (loss) on investments (realized and unrealized)	(0.40)		0.15	0.90
Total from investment operations	(0.12)		0.74	1.46
Less distributions from:
Net investment income	(0.28)		(0.58)	(0.47)
Total distributions to shareholders	(0.28)		(0.58)	(0.47)
Net asset value, end of period	$20.71		$21.11	$20.95
Market value, end of period	$20.78		$21.18	$20.96
Total Return(c)
Net asset value	-0.58%		3.61%	7.43%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$214,382		$164,676	$47,148
Ratio to average net assets of:
Net investment income	2.74	%(e)	2.84%	3.14%
Total expenses	0.24	%(e)	0.24%	0.24%
Portfolio turnover rate(d)	3%		2%	4%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 209

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended		Period Ended
	(Unaudited	)	May 31, 2015		May 31, 2014 (a)
Per Share Data:
Net asset value, beginning of period	$21.03		$20.86		$19.99
Income from investment operations:
Net investment income(b)	0.30		0.62		0.60
Net gain (loss) on investments (realized and unrealized)	(0.45)		0.14		0.77
Total from investment operations	(0.15)		0.76		1.37
Less distributions from:
Net investment income	(0.30)		(0.59)		(0.50)
Capital gains	—		(0.00	)(e)	—
Total distributions to shareholders	(0.30)		(0.59)		(0.50)
Net asset value, end of period	$20.58		$21.03		$20.86
Market value, end of period	$20.61		$21.05		$20.89
Total Return(c)
Net asset value	-0.70%		3.75%		7.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$209,877		$211,352		$34,411
Ratio to average net assets of:
Net investment income	2.90	%(f)	2.99%		3.39%
Total expenses	0.24	%(f)	0.24%		0.25%
Portfolio turnover rate(d)	1%		2%		1%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.

See notes to financial statements.
210 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Period Ended
	(Unaudited	)	May 31, 2015	(a)
Per Share Data:
Net asset value, beginning of period	$20.56		$20.00
Income from investment operations:
Net investment income(b)	0.34		0.44
Net gain (loss) on investments (realized and unrealized)	(0.43)		0.46
Total from investment operations	(0.09)		0.90
Less distributions from:
Net investment income	(0.29)		(0.34)
Capital gains	—		(0.00	)(e)
Total distributions to shareholders	(0.29)		(0.34)
Net asset value, end of period	$20.18		$20.56
Market value, end of period	$20.17		$20.58
Total Return(c)
Net asset value	-0.41%		4.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$39,350		$18,501
Ratio to average net assets of:
Net investment income	3.38	%(f)	3.03%
Total expenses	0.16	%(f) (g)	0.24%
Net expenses	(0.06	)%(f) (g)	0.24%
Portfolio turnover rate(d)	1%		1%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.
(g)	Reflects fees waived or reimbursed by the Advisor.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 211

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Period Ended
	(Unaudited	)	May 31, 2015 (a)
Per Share Data:
Net asset value, beginning of period	$20.52		$19.98
Income from investment operations:
Net investment income(b)	0.35		0.45
Net gain (loss) on investments (realized and unrealized)	(0.43)		0.44
Total from investment operations	(0.08)		0.89
Less distributions from:
Net investment income	(0.32)		(0.35)
Total distributions to shareholders	(0.32)		(0.35)
Net asset value, end of period	$20.12		$20.52
Market value, end of period	$20.19		$20.51
Total Return(c)
Net asset value	-0.36%		4.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$63,378		$46,172
Ratio to average net assets of:
Net investment income	3.48	%(f)	3.12%
Total expenses	0.16	%(d)(f)	0.24%
Net expenses	(0.09	)%(d)(f)	0.24%
Portfolio turnover rate(e)	1%		8%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Reflects fees waived or reimbursed by the Advisor.
(e)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(f)	Annualized.

See notes to financial statements.
212 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

Period Ended
November
30, 2015 (a)
(Unaudited )
Per Share Data:
Net asset value, beginning of period	$20.02
Income from investment operations:
Net investment income(b)	0.09
Net loss on investments (realized and unrealized)	(0.08)
Total from investment operations	0.01
Less distributions from:
Net investment income	(0.03)
Total distributions to shareholders	(0.03)
Net asset value, end of period	$20.00
Market value, end of period	$20.05
Total Return(c)
Net asset value	0.04%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,999
Ratio to average net assets of:
Net investment income	3.19%
Total expenses	0.24%
Portfolio turnover rate(d)	0%

(a)	Since commencement of operations: October 7, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 213

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011 (a)
Per Share Data:
Net asset value, beginning of period	$26.23		$26.93	$26.76	$25.41	$25.73	$25.21
Income from investment operations:
Net investment income(b)	0.21		0.90	1.04	1.37	1.48	0.47
Net gain (loss) on investments (realized and unrealized)	(0.36)		(0.59)	0.33	1.35	(0.46)	0.35
Total from investment operations	(0.15)		0.31	1.37	2.72	1.02	0.82
Less distributions from:
Net investment income	(0.26)		(0.92)	(1.03)	(1.36)	(1.34)	(0.30)
Capital gains	—		(0.09)	(0.17)	(0.01)	—	—
Total distributions to shareholders	(0.26)		(1.01)	(1.20)	(1.37)	(1.34)	(0.30)
Net asset value, end of period	$25.82		$26.23	$26.93	$26.76	$25.41	$25.73
Market value, end of period	$25.79		$26.15	$26.99	$26.81	$25.48	$25.86
Total Return(c)
Net asset value	-0.59%		1.17%	5.27%	10.96%	4.18%	3.28%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$469,873		$758,008	$977,406	$417,507	$195,681	$12,864
Ratio to average net assets of:
Net investment income	1.63	%(e)	3.39%	3.90%	5.18%	5.89%	5.40%
Total expenses	0.42	%(e)	0.43%	0.44%	0.42%	0.42%	0.42%
Portfolio turnover rate(d)	0%		51%	26%	61%	70%	14%

(a)	Since commencement of operations: January 25, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
214 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012 (a)
Per Share Data:
Net asset value, beginning of period	$26.41		$27.29	$26.67	$24.83	$24.99
Income from investment operations:
Net investment income(b)	0.42		1.01	1.10	1.30	0.12
Net gain (loss) on investments (realized and unrealized)	(0.28)		(0.86)	0.59	1.73	(0.28)
Total from investment operations	0.14		0.15	1.69	3.03	(0.16)
Less distributions from:
Net investment income	(0.44)		(1.00)	(1.04)	(1.19)	—
Capital gains	—		(0.03)	(0.03)	—	—
Total distributions to shareholders	(0.44)		(1.03)	(1.07)	(1.19)	—
Net asset value, end of period	$26.11		$26.41	$27.29	$26.67	$24.83
Market value, end of period	$26.05		$26.44	$27.36	$26.73	$24.90
Total Return(c)
Net asset value	0.52%		0.60%	6.50%	12.47%	-0.64%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$705,092		$792,386	$600,324	$144,010	$7,448
Ratio to average net assets of:
Net investment income	3.18	%(e)	3.81%	4.09%	4.98%	4.82%
Total expenses	0.42	%(e)	0.43%	0.44%	0.42%	0.42%
Portfolio turnover rate(d)	23%		40%	30%	32%	7%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 215

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012 (a)
Per Share Data:
Net asset value, beginning of period	$26.55		$27.48	$26.90	$24.91	$24.94
Income from investment operations:
Net investment income(b)	0.49		1.09	1.16	1.26	0.12
Net gain (loss) on investments (realized and unrealized)	(1.14)		(0.89)	0.55	1.91	(0.15)
Total from investment operations	(0.65)		0.20	1.71	3.17	(0.03)
Less distributions from:
Net investment income	(0.49)		(1.08)	(1.09)	(1.18)	—
Capital gains	—		(0.05)	(0.04)	—	—
Total distributions to shareholders	(0.49)		(1.13)	(1.13)	(1.18)	—
Net asset value, end of period	$25.41		$26.55	$27.48	$26.90	$24.91
Market value, end of period	$25.40		$26.59	$27.55	$26.88	$25.02
Total Return(c)
Net asset value	-2.46%		0.78%	6.54%	12.97%	-0.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$604,829		$523,074	$343,440	$67,251	$7,474
Ratio to average net assets of:
Net investment income	3.83	%(e)	4.11%	4.29%	4.80%	5.00%
Total expenses	0.42	%(e)	0.43%	0.43%	0.42%	0.42%
Portfolio turnover rate(d)	9%		20%	20%	38%	5%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
216 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014	May 31, 2013		May 31, 2012 (a)
Per Share Data:
Net asset value, beginning of period	$26.11		$27.30	$26.70	$24.62		$24.97
Income from investment operations:
Net investment income(b)	0.59		1.20	1.27	1.49		0.13
Net gain (loss) on investments (realized and unrealized)	(1.79)		(1.08)	0.55	1.93		(0.48)
Total from investment operations	(1.20)		0.12	1.82	3.42		(0.35)
Less distributions from:
Net investment income	(0.57)		(1.19)	(1.19)	(1.34)		—
Capital gains	—		(0.12)	(0.03)	(0.00	)(e)	—
Total distributions to shareholders	(0.57)		(1.31)	(1.22)	(1.34)		—
Net asset value, end of period	$24.34		$26.11	$27.30	$26.70		$24.62
Market value, end of period	$24.40		$26.16	$27.38	$26.76		$24.73
Total Return(c)
Net asset value	-4.64%		0.51%	7.01%	14.20%		-1.40%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$520,955		$402,044	$237,470	$66,748		$4,923
Ratio to average net assets of:
Net investment income	4.73	%(f)	4.55%	4.75%	5.71%		5.30%
Total expenses	0.42	%(f)	0.43%	0.44%	0.42%		0.42%
Portfolio turnover rate(d)	6%		28%	59%	37%		4%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 217

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended	Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014	(a)
Per Share Data:
Net asset value, beginning of period	$25.38		$26.40	$25.03
Income from investment operations:
Net investment income(b)	0.63		1.23	0.82
Net gain (loss) on investments (realized and unrealized)	(1.81)		(1.10)	1.12
Total from investment operations	(1.18)		0.13	1.94
Less distributions from:
Net investment income	(0.61)		(1.15)	(0.57)
Capital gains	—		—	(0.00	)(e)
Total distributions to shareholders	(0.61)		(1.15)	(0.57)
Net asset value, end of period	$23.59		$25.38	$26.40
Market value, end of period	$23.63		$25.43	$26.46
Total Return(c)
Net asset value	-4.72%		0.55%	7.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$195,796		$147,190	$50,156
Ratio to average net assets of:
Net investment income	5.17	%(f)	4.86%	4.64%
Total expenses	0.42	%(f)	0.43%	0.43%
Portfolio turnover rate(d)	11%		30%	38%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.

See notes to financial statements.
218 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended	Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014 (a)
Per Share Data:
Net asset value, beginning of period	$25.67		$26.43	$25.03
Income from investment operations:
Net investment income(b)	0.64		1.27	0.82
Net gain (loss) on investments (realized and unrealized)	(2.29)		(0.82)	1.19
Total from investment operations	(1.65)		0.45	2.01
Less distributions from:
Net investment income	(0.62)		(1.19)	(0.61)
Capital gains	—		(0.02)	—
Total distributions to shareholders	(0.62)		(1.21)	(0.61)
Net asset value, end of period	$23.40		$25.67	$26.43
Market value, end of period	$23.42		$25.75	$26.49
Total Return(c)
Net asset value	-6.51%		1.82%	8.09%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$88,902		$69,314	$29,075
Ratio to average net assets of:
Net investment income	5.26	%(e)	4.98%	4.66%
Total expenses	0.42	%(e)	0.43%	0.43%
Portfolio turnover rate(d)	6%		22%	22%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 219

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Period Ended
	(Unaudited	)	May 31, 2015 (a)
Per Share Data:
Net asset value, beginning of period	$25.09		$25.00
Income from investment operations:
Net investment income(b)	0.62		0.86
Net loss on investments (realized and unrealized)	(1.50)		(0.09)
Total from investment operations	(0.88)		0.77
Less distributions from:
Net investment income	(0.61)		(0.68)
Total distributions to shareholders	(0.61)		(0.68)
Net asset value, end of period	$23.60		$25.09
Market value, end of period	$23.71		$25.15
Total Return(c)
Net asset value	-3.56%		3.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$23,598		$20,073
Ratio to average net assets of:
Net investment income	5.10	%(e)	4.93%
Total expenses	0.42	%(e)	0.43%
Portfolio turnover rate(d)	7%		3%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
220 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Period Ended
	(Unaudited	)	May 31, 2015 (a)
Per Share Data:
Net asset value, beginning of period	$25.22		$25.04
Income from investment operations:
Net investment income(b)	0.61		0.86
Net gain (loss) on investments (realized and unrealized)	(1.88)		0.02
Total from investment operations	(1.27)		0.88
Less distributions from:
Net investment income	(0.60)		(0.70)
Total distributions to shareholders	(0.60)		(0.70)
Net asset value, end of period	$23.35		$25.22
Market value, end of period	$23.47		$25.17
Total Return(c)
Net asset value	-5.10%		3.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$23,346		$15,130
Ratio to average net assets of:
Net investment income	5.09	%(e)	4.92%
Total expenses	0.42	%(e)	0.43%
Portfolio turnover rate(d)	5%		6%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 221

FINANCIAL HIGHLIGHTS continued	November 30, 2015
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

Period Ended
November
30, 2015 (a)
(Unaudited )
Per Share Data:
Net asset value, beginning of period	$24.97
Income from investment operations:
Net investment income(b)	0.18
Net loss on investments (realized and unrealized)	(0.04)
Total from investment operations	0.14
Less distributions from:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)
Net asset value, end of period	$25.07
Market value, end of period	$25.12
Total Return(c)
Net asset value	0.55%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,015
Ratio to average net assets of:
Net investment income	4.72%
Total expenses	0.42%
Portfolio turnover(d)	0%

(a)	Since commencement of operations: October 7, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
222 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015
GSY Guggenheim Enhanced Short Duration ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Per Share Data:
Net asset value, beginning of period	$50.10		$50.30	$50.21	$49.92	$49.83	$49.80
Income from investment operations:
Net investment income(a)	0.27		0.63	0.54	0.57	0.22	0.02
Net gain (loss) on investments (realized and unrealized)	(0.15)		(0.12)	0.06	0.24	0.07	0.02
Total from investment operations	0.12		0.51	0.60	0.81	0.29	0.04
Less distributions from:
Net investment income	(0.25)		(0.71)	(0.49)	(0.48)	(0.19)	(0.01)
Capital gains	—		—	(0.02)	(0.04)	(0.01)	—
Total distributions to shareholders	(0.25)		(0.71)	(0.51)	(0.52)	(0.20)	(0.01)
Net asset value, end of period	$49.97		$50.10	$50.30	$50.21	$49.92	$49.83
Market value, end of period	$49.99		$50.11	$50.27	$50.24	$49.95	$49.79
Total Return(b)
Net asset value	0.23%		1.01%	1.22%	1.63%	0.59%	0.07%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$504,682		$440,913	$709,258	$326,373	$159,732	$19,933
Ratio to average net assets of:
Net investment income	1.09	%(d)	1.25%	1.09%	1.14%	0.45%	0.03%
Total expenses	0.27	%(d)	0.25%	0.29%	0.30%	0.56%	2.08%
Net expenses	0.27	%(d)	0.25%	0.27%	0.26%	0.26%	0.27%
Portfolio turnover rate(c)	22%		44%	30%	83%	7%	0%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 223

FINANCIAL HIGHLIGHTS continued	November 30, 2015
LVL Guggenheim S&P Global Dividend Opportunities Index ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November
	30, 2015		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Per Share Data:
Net asset value, beginning of period	$11.77		$14.01	$13.07	$12.11	$16.00	$13.19
Income from investment operations:
Net investment income(a)	0.26		0.65	0.80	1.07	1.04	0.91
Net gain (loss) on investments (realized and unrealized)	(2.53)		(2.18)	1.03	0.86	(4.23)	2.76
Total from investment operations	(2.27)		(1.53)	1.83	1.93	(3.19)	3.67
Less distributions from:
Net investment income	(0.36)		(0.71)	(0.89)	(0.97)	(0.70)	(0.86)
Total distributions to shareholders	(0.36)		(0.71)	(0.89)	(0.97)	(0.70)	(0.86)
Net asset value, end of period	$9.14		$11.77	$14.01	$13.07	$12.11	$16.00
Market value, end of period	$9.13		$11.76	$14.08	$13.02	$12.10	$16.15
Total Return(b)
Net asset value	-19.54%		-11.23%	14.89%	16.33%	-20.43%	28.89%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$57,031		$76,292	$99,774	$69,027	$51,360	$38,391
Ratio to average net assets of:
Net investment income	5.23	%(d)	5.16%	6.14%	8.28%	7.63%	6.14%
Total expenses	0.77	%(d)	0.74%	0.75%	0.92%	1.05%	1.44%
Net expenses	0.65	%(d)	0.65%	0.66%	0.65%	0.65%	0.65%
Portfolio turnover rate(c)	45%		74%	94%	55%	91%	51%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
224 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2015
Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.
The following 22 portfolios have a semiannual reporting period ended on November 30, 2015:

Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2025 Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Guggenheim Enhanced Short Duration ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Each portfolio represents a separate series of the Trust (each a "Fund" or collectively the "Funds"). Each Fund's shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BulletShares
2015 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2015 Index
Guggenheim BulletShares
2016 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2016 Index
Guggenheim BulletShares
2017 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2017 Index
Guggenheim BulletShares
2018 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2018 Index
Guggenheim BulletShares
2019 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2019 Index
Guggenheim BulletShares
2020 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2020 Index
Guggenheim BulletShares
2021 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2021 Index
Guggenheim BulletShares
2022 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2022 Index
Guggenheim BulletShares
2023 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2023 Index
Guggenheim BulletShares
2024 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2024 Index
Guggenheim BulletShares
2025 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2025 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2015 High Yield Corporate Bond ETF	Corporate Bond 2015 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2016 High Yield Corporate Bond ETF	Corporate Bond 2016 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2017 High Yield Corporate Bond ETF	Corporate Bond 2017 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2018 High Yield Corporate Bond ETF	Corporate Bond 2018 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2019 High Yield Corporate Bond ETF	Corporate Bond 2019 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2020 High Yield Corporate Bond ETF	Corporate Bond 2020 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2021 High Yield Corporate Bond ETF	Corporate Bond 2021 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2022 High Yield Corporate Bond ETF	Corporate Bond 2022 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2023 High Yield Corporate Bond ETF	Corporate Bond 2023 Index
Guggenheim S&P Global Dividend
Opportunities Index ETF	S&P Global Dividend Opportunities Index
Guggenheim Enhanced Short Duration ETF is an actively managed ETF and therefore does not track an index.
Note 2 – Accounting Policies:
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 225

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015
disclosures in the financial statements. Actual results could differ from these estimates.
The following is a summary of the significant accounting policies followed by the Funds.
(a) Valuation of Investments
The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.
Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.
Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sale price.
U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.
Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Investment Adviser") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company's financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

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(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the six months ended November 30, 2015, Guggenheim Enhanced Short Duration ETF recognized an increase of interest income and a decrease of realized gain of $299,972. These reclassifications are reflected on the Statement of Operations and had no effect on the net asset values of the Fund. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily.
Real Estate Investment Trust ("REIT") distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund's characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.
(c) Currency Translations
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Funds' accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Funds' Statement of Operations.
Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statement of Operations.
(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BulletShares 2015 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2016 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2017 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2023 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2024 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2025 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	Monthly
Guggenheim Enhanced Short Duration ETF	Monthly
Guggenheim S&P Global Dividend Opportunities Index ETF	Quarterly
In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015
payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

	Value of
	Securities	Cash	Non-Cash	Total
Fund	Loaned	Collateral	Collateral	Collateral
Guggenheim BulletShares
2015 Corporate
Bond ETF	$2,078,995	$2,134,778	$—	$2,134,778
Guggenheim BulletShares
2016 Corporate
Bond ETF	4,424,038	4,538,616	—	4,538,616
Guggenheim BulletShares
2017 Corporate
Bond ETF	1,061,123	1,087,680	—	1,087,680
Guggenheim BulletShares
2018 Corporate
Bond ETF	8,236,350	8,432,585	—	8,432,585
Guggenheim BulletShares
2019 Corporate
Bond ETF	2,063,749	2,117,819	—	2,117,819
Guggenheim BulletShares
2020 Corporate
Bond ETF	3,418,317	3,503,340	—	3,503,340
Guggenheim BulletShares
2021 Corporate
Bond ETF	1,809,812	1,852,730	—	1,852,730
Guggenheim BulletShares
2022 Corporate
Bond ETF	142,444	146,293	—	146,293
Guggenheim BulletShares
2023 Corporate
Bond ETF	137,177	140,600	—	140,600
Guggenheim BulletShares
2024 Corporate
Bond ETF	240,952	246,936	—	246,936
Guggenheim BulletShares
2025 Corporate
Bond ETF	67,347	68,800	—	68,800
Guggenheim BulletShares
2015 High Yield
Corporate Bond ETF	—	—	—	—
Guggenheim BulletShares
2016 High Yield
Corporate Bond ETF	6,421,941	5,768,622	799,710	6,568,332
Guggenheim BulletShares
2017 High Yield
Corporate Bond ETF	11,453,611	11,699,508	325	11,699,833
Guggenheim BulletShares
2018 High Yield
Corporate Bond ETF	52,385,001	53,685,779	304	53,686,083

Value of
	Securities	Cash	Non-Cash	Total
Fund	Loaned	Collateral	Collateral	Collateral
Guggenheim BulletShares
2019 High Yield
Corporate Bond ETF	$3,229,563	$2,872,180	$438,752	$3,310,932
Guggenheim BulletShares
2020 High Yield
Corporate Bond ETF	4,658,783	4,282,030	505,837	4,787,867
Guggenheim BulletShares
2021 High Yield
Corporate Bond ETF	141,169	144,000	—	144,000
Guggenheim BulletShares
2022 High Yield
Corporate Bond ETF	82,500	84,800	—	84,800
Guggenheim BulletShares
2023 High Yield
Corporate Bond ETF	160,129	164,000	—	164,000
Guggenheim Enhanced
Short Duration ETF	—	—	—	—
Guggenheim S&P Global
Dividend Opportunities
Index ETF	9,188,665	9,574,017	94,137	9,668,154
(f) Restricted Cash
A portion of the cash held by Guggenheim Enhanced Short Duration ETF may be related to collateral received by the Fund for repurchase agreements. This amount is presented on the Statement of Assets and Liabilities as Restricted cash. There was no restricted cash outstanding as of November 30, 2015.
(g) Indemnifications
Under the Trust's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board.
Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

Fund	Rate
Guggenheim Enhanced Short Duration ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015
Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

Fund	Rate
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.42%
Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, interest and fees associated with the line of credit (see Note 11) and other extraordinary expenses.
The Investment Adviser and Guggenheim Partners Investment Management, LLC ("GPIM") entered into a sub-advisory agreement whereby GPIM serves as the investment sub-adviser to Guggenheim Enhanced Short Duration ETF ("GSY"). Pursuant to the sub-advisory agreement, the Investment Adviser pays GPIM on a monthly basis 50% of the net advisory fees the Investment Adviser receives from GSY.
Rydex Fund Services, LLC ("RFS"), an affiliate of the Investment Adviser, provides fund administration services to the Funds. As compensation for these services RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%
For the six months ended November 30, 2015, the following Funds recognized Fund Administration expenses as follows:

Fund	Fund Administration Expense
Guggenheim Enhanced Short Duration ETF	$55,816
Guggenheim S&P Global Dividend Opportunities Index ETF	8,886

Due to their unitary fee structure, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019 Corporate Bond ETF, Guggenheim BulletShares 2020 Corporate Bond ETF, Guggenheim BulletShares 2021 Corporate Bond ETF, Guggenheim BulletShares 2022 Corporate Bond ETF, Guggenheim BulletShares 2023 Corporate Bond ETF, Guggenheim BulletShares 2024 Corporate Bond ETF, Guggenheim BulletShares 2025 Corporate Bond ETF, Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF, Guggenheim BulletShares 2022 High Yield Corporate Bond ETF and Guggenheim BulletShares 2023 High Yield Corporate Bond ETF, do not charge a separate Fund Administration Fee.
The Bank of New York Mellon Corp. ("BNY") acts as the Funds' custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds' assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.
The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund, not including the Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business), from exceeding the following percentages of average net assets per year, at least until December 31, 2018.

Fund	Rate
Guggenheim Enhanced Short Duration ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%
For the six months ended November 30, 2015, the Investment Adviser waived Advisory Fees and reimbursed expenses as follows:

Fund	Amount
Guggenheim BulletShares 2015 Corporate Bond ETF	$16,104
Guggenheim BulletShares 2023 Corporate Bond ETF	31,578
Guggenheim BulletShares 2024 Corporate Bond ETF	63,031
Guggenheim S&P Global Dividend Opportunities Index ETF	38,760

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015
Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a periodic basis.
Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.
Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BulletShares 2015 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2023 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2024 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2025 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim S&P Global Dividend Opportunities Index ETF	Standard & Poor's
The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.
Accretive Asset Management, LLC is affiliated with the Investment Adviser.
Note 4 – Fair Value Measurement:
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Funds' investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds' assets and liabilities are categorized as Level 2.
Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant what has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds' fair valuation guidelines categorize these securities as Level 3.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 5 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015
As of November 30, 2015, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

				Net Tax
	Cost of	Gross Tax	Gross Tax	Unrealized
	Investments for	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	Depreciation	(Depreciation )
Guggenheim BulletShares 2015 Corporate Bond ETF	$349,408,422	$4,995	$(763)	$4,232
Guggenheim BulletShares 2016 Corporate Bond ETF	707,274,684	1,145,044	(194,145)	950,899
Guggenheim BulletShares 2017 Corporate Bond ETF	962,234,858	2,991,991	(2,044,154)	947,837
Guggenheim BulletShares 2018 Corporate Bond ETF	774,675,359	2,014,911	(3,486,155)	(1,471,244)
Guggenheim BulletShares 2019 Corporate Bond ETF	432,942,753	1,169,799	(2,459,570)	(1,289,771)
Guggenheim BulletShares 2020 Corporate Bond ETF	421,565,667	2,305,455	(3,357,896)	(1,052,441)
Guggenheim BulletShares 2021 Corporate Bond ETF	213,825,775	833,231	(2,781,935)	(1.948,704)
Guggenheim BulletShares 2022 Corporate Bond ETF	212,332,722	270,007	(5,139,187)	(4,869,180)
Guggenheim BulletShares 2023 Corporate Bond ETF	39,270,182	238,684	(654,885)	(416,201)
Guggenheim BulletShares 2024 Corporate Bond ETF	64,387,519	97,507	(1,700,552)	(1,603,045)
Guggenheim BulletShares 2025 Corporate Bond ETF	5,964,627	19,070	(70,299)	(51,229)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	424,720,457	115,660	(4,112,017)	(3,996,357)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	679,396,183	2,164,090	(5,309,085)	(3,144,995)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	622,138,520	980,481	(26,576,283)	(25,595,802)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	598,105,942	1,288,597	(36,745,149)	(35,456,552)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	206,689,255	522,385	(14,574,377)	(14,051,992)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	98,664,274	394,419	(8,050,789)	(7,656,370)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	24,316,589	93,282	(1,304,282)	(1,211,000)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	23,994,462	141,055	(1,397,355)	(1,256,300)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	5,098,131	34,020	(97,741)	(63,721)
Guggenheim Enhanced Short Duration ETF	504,581,776	671,937	(1,167,256)	(495,319)
Guggenheim S&P Global Dividend Opportunities Index ETF	78,373,940	2,876,700	(15,058,784)	(12,182,084)
Tax components of accumulated earnings as of May 31, 2015 (the most recent fiscal year end for federal income tax purposes), were as follows:

		Undistributed
		Long-Term
		Gains	Net Tax
	Undistributed	(Accumulated	Unrealized
	Ordinary	Capital &	Appreciation
	Income	Other Losses )	(Depreciation	)
Guggenheim BulletShares 2015
Corporate Bond ETF	$226,451	$43,311	$319,510
Guggenheim BulletShares 2016
Corporate Bond ETF	674,842	202,532	2,743,080
Guggenheim BulletShares 2017
Corporate Bond ETF	1,003,057	553,067	6,040,268
Guggenheim BulletShares 2018
Corporate Bond ETF	825,469	54,303	4,047,067
Guggenheim BulletShares 2019
Corporate Bond ETF	597,011	92,910	2,074,018
Guggenheim BulletShares 2020
Corporate Bond ETF	675,737	(153,909)	3,766,004
Guggenheim BulletShares 2021
Corporate Bond ETF	385,524	(57,918)	1,509,365
Guggenheim BulletShares 2022
Corporate Bond ETF	542,285	—	(110,200)
Guggenheim BulletShares 2023
Corporate Bond ETF	50,086	—	32,724

		Undistributed
		Long-Term
		Gains	Net Tax
	Undistributed	(Accumulated	Unrealized
	Ordinary	Capital &	Appreciation
	Income	Other Losses )	(Depreciation )
Guggenheim BulletShares 2024
Corporate Bond ETF	$194,565	$—	$(586,017)
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF	122,514	(10,540,411)	1,631,741
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	2,777,857	(19,371,852)	7,364,493
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	1,727,429	(2,215,299)	(5,867,982)
Guggenheim BulletShares 2018
High Yield Corporate Bond ETF	1,124,700	(838,477)	(6,248,712)
Guggenheim BulletShares 2019
High Yield Corporate Bond ETF	709,311	(87,064)	(2,059,519)
Guggenheim BulletShares 2020
High Yield Corporate Bond ETF	294,811	(208,040)	(354,385)
Guggenheim BulletShares 2021
High Yield Corporate Bond ETF	94,134	—	89,935
Guggenheim BulletShares 2022
High Yield Corporate Bond ETF	69,811	—	52,750
Guggenheim Enhanced Short
Duration ETF	794,927	(1,930,268)	1,173,600
Guggenheim S&P Global Dividend
Opportunities Index ETF	796,931	(27,406,707)	(5,293,855)

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 231

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015
Distributions to Shareholders:
The tax character of distributions paid during the year ended May 31, 2015 (the most recent fiscal year end for federal income tax purposes), were as follows:

	Distributions
	Paid from	Distributions
	Ordinary	Paid from
	Income	Capital Gain
Guggenheim BulletShares 2015 Corporate Bond ETF	$4,748,685	$234,060
Guggenheim BulletShares 2016 Corporate Bond ETF	7,431,600	387,105
Guggenheim BulletShares 2017 Corporate Bond ETF	10,818,405	278,520
Guggenheim BulletShares 2018 Corporate Bond ETF	7,645,185	95,700
Guggenheim BulletShares 2019 Corporate Bond ETF	4,698,060	51,060
Guggenheim BulletShares 2020 Corporate Bond ETF	4,890,345	—
Guggenheim BulletShares 2021 Corporate Bond ETF	2,371,785	—
Guggenheim BulletShares 2022 Corporate Bond ETF	2,128,035	—
Guggenheim BulletShares 2023 Corporate Bond ETF	220,185	—
Guggenheim BulletShares 2024 Corporate Bond ETF	389,325	—

	Distributions
	Paid from	Distributions
	Ordinary	Paid from
	Income	Capital Gain
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	$35,455,905	$1,285,055
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	25,791,149	257,831
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	16,542,716	130,664
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	13,903,692	333,208
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	4,058,830	—
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	2,110,810	—
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	386,410	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	313,370	—
Guggenheim Enhanced Short Duration ETF	7,771,580	—
Guggenheim S&P Global Dividend Opportunities Index ETF	5,097,168	—
As of May 31, 2015 (the most recent fiscal year end for federal income tax purposes), the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

					Unlimited	Unlimited	Total
	Capital Loss	Capital Loss	Capital Loss	Capital Loss	Short-Term	Long-Term	Capital Loss
Fund	Expires in 2016	Expires in 2017	Expires in 2018	Expires in 2019	Capital Loss	Capital Loss	Carryforward
Guggenheim BulletShares 2015 Corporate Bond ETF	$—	$—	$—	$—	$—	$—	$—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—	—	—	(140,956)	(12,953)	(153,909)
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—	—	—	(40,878)	(17,040)	(57,918)
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	—	—	—	(15,295,066)	(4,076,786)	(19,371,852)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—	—	—	(377,118)	(461,359)	(838,477)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—	—	—	—	(87,064)	(87,064)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—	—	—	(208,040)	—	(208,040)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim Enhanced Short Duration ETF	—	—	—	—	(1,930,268)	—	(1,930,268)
Guggenheim S&P Global Dividend Opportunities Index ETF	(129,232)	(2,414,757)	(2,131,832)	(872,241)	(12,125,711)	(9,732,934)	(27,406,707)
232 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015
Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses and certain ordinary losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. The Funds have also elected to treat certain ordinary losses realized between January 1 and May 31 of each year as occurring on the first day of the following tax year. For the year ended May 31, 2015 (the most recent fiscal year end for federal income tax purposes), the following losses were deferred for Federal income tax purposes until June 1, 2015:

	Capital	Ordinary
Guggenheim BulletShares 2015 Corporate Bond ETF	$—	$—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	(10,540,411)	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	(2,215,299)	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	—	—
Guggenheim Enhanced Short Duration ETF	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	—	—
For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund's tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Note 6 – Investments in Securities:
For the six months ended November 30, 2015, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BulletShares 2015 Corporate Bond ETF	$629,295	$7,240,944
Guggenheim BulletShares 2016 Corporate Bond ETF	143,394,984	78,004,300
Guggenheim BulletShares 2017 Corporate Bond ETF	223,611,219	39,432,374
Guggenheim BulletShares 2018 Corporate Bond ETF	239,916,716	16,390,746
Guggenheim BulletShares 2019 Corporate Bond ETF	107,755,968	10,817,444
Guggenheim BulletShares 2020 Corporate Bond ETF	131,313,289	14,578,415
Guggenheim BulletShares 2021 Corporate Bond ETF	57,000,662	5,255,280
Guggenheim BulletShares 2022 Corporate Bond ETF	44,338,875	2,089,357
Guggenheim BulletShares 2023 Corporate Bond ETF	21,377,498	412,508
Guggenheim BulletShares 2024 Corporate Bond ETF	18,854,222	588,830
Guggenheim BulletShares 2025 Corporate Bond ETF	5,895,123	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	—	202,731,296
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	154,834,770	156,561,566
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	153,242,705	47,548,547
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	190,942,651	26,813,314
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	79,416,188	17,912,957
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	36,839,482	4,446,139
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	6,662,928	1,586,739
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	10,186,062	952,948
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	4,932,814	—
Guggenheim Enhanced Short Duration ETF	66,723,250	44,063,251
Guggenheim S&P Global Dividend Opportunities
Index ETF	29,112,782	29,666,948
For the six months ended November 30, 2015, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BulletShares 2015 Corporate Bond ETF	$—	$78,491,396
Guggenheim BulletShares 2016 Corporate Bond ETF	6,541,944	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	39,238,591
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	—

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 233

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

	Purchases	Sales
Guggenheim BulletShares 2025 Corporate Bond ETF	$—	$—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	—	204,781,010
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	79,598,908
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	9,059,227
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	4,621,876
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	—	—
Guggenheim Enhanced Short Duration ETF	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	3,211,376	5,166,285
Note 7 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 80,000 to 150,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $1,500 are charged to those persons creating or redeeming creation units. An additional charge of up to four times the transaction fee may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.
Note 8 – Distribution and Service Plan:
The Board has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board.
Note 9 – Repurchase Agreements:
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

234 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015
As of November 30, 2015, the repurchase agreements held in Guggenheim Enhanced Short Duration ETF in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Nomura Securities International, Inc. 0.85%, due 2/11/2016	$10,952,300	$10,975,574	Venture CDO Ltd., 1.220%, 07/22/2021	$13,227,450	$12,169,254
Nomura Securities International, Inc. 0.85%, due 2/11/2016	10,157,300	10,178,884	Credit Suisse Mortgage Trust, 4.630%, 02/25/2042	12,242,000	11,285,900
Nomura Securities International, Inc. 0.85%, due 2/11/2016	4,590,400	4,600,155	AmeriCredit Automobile Receivables Trust, 3.130%, 10/08/2020	5,083,000	5,094,084
Jefferies & Company, Inc. 1.69%, open maturity	5,473,000	5,473,000	Detroit MI Water & Sewer Department, 5.500%, 07/01/2024	5,630,000	6,212,705
Jefferies & Company, Inc. 1.69%, open maturity	4,736,000	4,736,000	Detroit MI Water Supply Sys Revenue Senior Lien, 5.250%, 07/01/2041	5,000,000	5,382,500
Jefferies & Company, Inc. 1.69%, open maturity	4,002,000	4,002,000	Detroit MI Water & Sewer Department, 5.000%, 07/01/2023	3,970,000	4,468,632
Jefferies & Company, Inc. 3.19%, due 12/2/2015	4,331,000	4,340,978	Jefferies & Co., Series 2015-R1, 0.372%, 12/26/2036	19,688,261	8,659,488
Jefferies & Company, Inc. 3.19%, due 12/9/2015	4,146,000	4,158,124	Residential Asset Mortgage Products, Inc., 0.551%, 05/25/2036	8,284,430	5,829,637
Jefferies & Company, Inc. 2.69%, due 12/11/2015	2,992,000	3,000,496	Countrywide Alternative Loan Trust, 0.390%, 07/25/2016	8,560,000	7,803,523
Royal Bank of Canada 0.67%, due 1/13/2016	25,200,000	25,223,919	Fortress Credit BSL Ltd., 1,787%, 10/19/2025	26,919,000	26,523,135
Bank of America, Inc. 0.78%, due 12/28/2015	14,900,000	14,913,559	Credit-Based Asset Servicing and Securities Trust, 5.763%, 12/25/2036	21,768,000	21,901,662
Bank of America, Inc. 0.83%, due 1/11/2016	6,340,000	6,346,139	Bayview Opportunity Master Fund Trust, 3.721%, 08/28/2016	22,252,000	16,831,413
Bank of America, Inc. 0.83%, due 1/11/2016	3,960,000	3,963,834	Credit-Based Asset Servicing and Securities Trust, 5.763%, 12/25/2036	5,876,000	5,912,080
	$101,780,000				$138,074,013
Note 10 – Line of Credit:
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF, Guggenheim BulletShares 2022 High Yield Corporate Bond ETF and Guggenheim BulletShares 2023 High Yield Corporate Bond ETF and Guggenheim Enhanced Short Duration ETF are participants in a $800,000,000 Revolving Liquidity Facility ("Facility") with an approved counterparty.
The Facility is reserved for temporary purposes only in order to meet redemption requests by shareholders. Interest on the amount borrowed varies under the agreement depending upon the length of the borrowings. An unused commitment fee of 0.15% is charged on the difference between the $800,000,000 Facility agreement and the amount borrowed. Interest and or fees, if any, associated with the Facility are reflected on the Statement of Operations. The Funds did not have borrowings under this agreement during the six months ended November 30, 2015.
Note 11 – Subsequent Event:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds' financial statements, except as noted below.
In connection with their terminations on December 31, 2015, Guggenheim BulletShares 2015 Corporate Bond ETF and Guggenheim BulletShares 2015 High Yield Corporate Bond ETF paid their final maturity distributions to shareholders on December 31, 2015. The distributions per share were as follows:

Distribution per share
Guggenheim BulletShares 2015 Corporate Bond ETF	$21.67973
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	$25.74107

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 235

SUPPLEMENTAL INFORMATION (Unaudited)	November 30, 2015
Federal Income Tax Information
In January 2016, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2015.
Sector Classification
Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.
Trustees
The Trustees of the Trust and their principal business occupations during the past five years:

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address*	Held with	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Time Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	102	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	98	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2014	Current: President, Washburn University (1997-present).	98	Current: Westar Energy, Inc. (2004- present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	98	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	98	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel and Corporate Secretary, Van Kampen Investments (1982-1999).	104	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	98
Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present).

Former: Topeka Community Foundation (2009-2014).

236 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address*	Held with	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Time Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees (continued):
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	101	Former: Bennett Group of Funds (2011-2013).

Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	233
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011- present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Adviser and/or the parent of the Investment Adviser.
Officers
The Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Term of Office
Name, Address*	Position(s) held	and Length of	Principal Occupations
and Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2006
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2006
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 237

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

Term of Office
Name, Address*	Position(s) held	and Length of	Principal Occupations
and Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers (continued):
Amy J. Lee (1961)	Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Adam Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

238 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

TRUST INFORMATION	November 30, 2015

Board of Trustees
Randall C. Barnes

Donald C. Cacciapaglia*

Donald A. Chubb, Jr.

Jerry B. Farley

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Maynard F. Oliverius

Ronald E. Toupin, Jr.,
Chairman

Principal Executive Officers
Donald C. Cacciapaglia
President and Chief
Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer

Investment Adviser
Guggenheim Funds
Investment Advisors, LLC
Chicago, IL

Investment Sub-Adviser
(for Guggenheim
Enhanced Short
Duration ETF)
Guggenheim Partners
Investment
Management, LLC
Santa Monica, CA

Distributor
Guggenheim Funds
Distributors, LLC
Chicago, IL

Administrator
Rydex Fund Services, LLC
Rockville, MD

Accounting Agent,
Custodian and
Transfer Agent
The Bank of New York
Mellon Corp.
New York, NY

Legal Counsel
Dechert LLP
New York, NY

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

*
Trustee is an "interested person" (as defined in sec- tion 2(a)(19) of the 1940 Act) ("Interested Trustee") of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments' website at guggenheiminvestments.com or by accessing the Funds' Form N-PX on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments' website at guggenheiminvestments.com. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 239

ABOUT THE TRUST ADVISER
Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $240 billion in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.
Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of each Fund's portfolio, except the Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, are Michael P. Byrum, CFA, James R. King, CFA, Drina Loncar, CFA, Jie Du and Burak Hurmeydan. Messrs. Byrum and King have managed those Fund's portfolios since December 2013. Mrs. Loncar has managed those Funds' portfolios since January 2014. Dr. Du and Dr. Hurmeydan have managed those Funds' portfolios since September 2013. The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim S&P Global Dividend Opportunities Index ETF's portfolio are Michael P. Byrum, CFA, and James R. King, CFA. Messrs. Byrum and King have each managed the Fund's portfolio since December 2013.
Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds and reviews the activities of the portfolio managers of the Funds. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor's degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Mrs. Loncar is an Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in August 2011. Mrs. Loncar received a B.S. in Finance from DePaul University and is a CFA Charterholder. Dr. Du is an Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in August 2012. Dr. Du received a Ph.D. in Applied Mathematics and a M.S. in Statistics from University of Southern California. Dr. Hurmeydan is a Senior Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in 2011 as an Analyst of Quantitative Strategies. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.
The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Short Duration ETF's portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal and Steve Brown, CFA. Messrs. Minerd and Michal have each managed the Fund's portfolio since May 2012. Ms. Walsh has managed the Fund's portfolio since June 2011. Mr. Brown has managed the Fund's portfolio since September 2013.
Mr. Minerd is the Global Chief Investment Officer of Guggenheim. He joined the firm in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. He was formerly a Managing Director with Credit Suisse First Boston in charge of trading and risk management for the Fixed Income Credit Trading Group. In this position, he was responsible for the corporate bond, preferred stock, money markets, U.S. government agency and sovereign debt, derivatives securities, structured debt and interest-rate swaps trading business units. Previously, Mr. Minerd was Morgan Stanley's London-based European Capital Markets Products Trading and Risk Manager responsible for Eurobonds, Euro-MTNs, domestic European Bonds, FRNs, derivative securities and money market products in 12 European currencies and Asian markets. Mr. Minerd has also held capital markets positions with Merrill Lynch and Continental Bank. Prior to that, he was a Certified Public Accountant working for the public accounting firm of Price Waterhouse. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Mr. Minerd is a regularly featured guest on FOX Business News, Bloomberg Television and CNBC sharing his insight on today's financial climate.
Ms. Walsh is a Senior Managing Director and Assistant Chief Investment Officer of Guggenheim. Ms. Walsh joined Guggenheim in 2007 and is head of the Portfolio Construction Group ("PCG") where she oversees more than $60 billion in fixed income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. The PCG is responsible for sector allocation, risk management and hedging strategies for client portfolios, and conveying Guggenheim's macro-economic outlook to Portfolio Managers and fixed income Sector Specialists. Ms. Walsh specializes in liability driven portfolio management. With more than 28 years in the investment management industry, including roles as a money manager and as a selector of money managers, Ms. Walsh is well suited to understand the needs of institutional clients and how to address them. Prior to joining Guggenheim, Ms. Walsh served as Chief Investment Officer at Reinsurance Group of America, Incorporated (NYSE: RGA), a recognized leader in the global life reinsurance industry. Prior to joining RGA in 2000, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She is a Fellow of the Life Management Institute and has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute.
Mr. Michal is a Managing Director and Portfolio Manager at Guggenheim. Mr. Michal joined Guggenheim in 2008. He is dedicated to portfolio management for Guggenheim's Total Return mandates. Mr. Michal is responsible for implementing macro and micro investment themes of the Chief Investment Officers, coordinating with sector heads and traders to determine credit trends and relative value, and for the day-to-day risk monitoring of the assets. Prior to joining Guggenheim, he was an Associate in Wachovia's structured finance division. He focused on origination, marketing, structuring and execution of collateralized loan obligations for two years. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an analyst in Wachovia's corporate credit division focusing on portfolio management and loan syndications. Over two years, Mr. Michal underwrote a total of 12 syndicated transactions and managed the loan portfolio risk in the Integrated Electric Utility, Midstream Pipeline and Propane sectors. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.
Mr. Brown is a Director and Portfolio Manager of Guggenheim. Mr. Brown joined Guggenheim in 2010 and is a part of the Portfolio Management team for Guggenheim's Active Fixed Income and Total Return mandates. Mr. Brown is involved in all facets of portfolio management including working with the senior Portfolio Managers and CIOs to develop and apply the macro and sector level views at the individual portfolio level. Additionally, he works closely with the sector teams and portfolio construction to implement trades and optimize portfolios. Prior to joining the portfolio management team in 2012, Mr. Brown worked in the non-mortgage asset backed securities group. His responsibilities on that team included trading, sourcing and evaluating investment opportunities and monitoring credits. Prior to joining Guggenheim, Mr. Brown held roles within treasury services and structured products at ABN AMRO and Bank of America in Chicago and London. Mr. Brown earned a BS in Finance from Indiana University's Kelley School of Business. He has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA institute.
Claymore Exchange-Traded Fund Trust Overview
This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.
Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(01/16)
NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
ETF-001-SAR-1115

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees
.
Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:      /s/ Donald C. Cacciapaglia

Name: Donald C. Cacciapaglia

Title:   President and Chief Executive Officer

Date:    February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Donald C. Cacciapaglia

Name: Donald C. Cacciapaglia

Title:   President and Chief Executive Officer

Date:    February 5, 2015

By:      /s/ John L. Sullivan

Name: John L. Sullivan

Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:   February 5, 2016